UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments – Schwab 1000 Index Fund

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: October 31
Date of reporting period: April 30, 2026

Item 1: Report(s) to S
har
eholders.

Semiannual
Report |
April 30, 2026

Schwab 1000 Index
®

Fund

Ticker Symbol: SNXFX

This
semiannual shareholder report
contains important information about the fund for the period of November 1, 2025, to April 30, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED April 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1000 Index Fund	$3	0.05% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (04/02/1991) 1	5.86%	30.77%	12.25%	14.89%
Russell 1000 ® Index 2	5.77%	30.42%	12.32%	15.01%
Schwab 1000 Index ®	5.91%	30.85%	12.29%	14.94%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index
®
. The fund does not seek to track the regulatory index.
Schwab 1000 Index
®
Fund | Semiannual Report
1
REG127682-01  00325120

Statistics

Net Assets (millions)	$21,396
Number of Holdings (excludes derivatives)	988
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	1%
Weighted Average Market Cap (millions)	$1,379,777
Price/Earnings Ratio (P/E)	26.9
Price/Book Ratio (P/B)	5.3
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab 1000 Index
®
Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional In form
ation (SAI), rep
or
ts to sh
ar
ehol
ders
, f
ina
nc
ial inf
orm
ati
on,
h
oldin
gs, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to d eterm
ine how to vote proxies on behalf of the funds is
availa
ble
without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or t
he
SEC’
s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab 1000 Index
®
Fund | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | April 30, 2026
Schwab Equity Index Funds®

Schwab S&P 500 Index Fund	SWPPX
Schwab 1000 Index® Fund	SNXFX
Schwab Small-Cap Index Fund	SWSSX
Schwab Total Stock Market Index Fund	SWTSX
Schwab U.S. Large-Cap Growth Index Fund	SWLGX
Schwab U.S. Large-Cap Value Index Fund	SWLVX
Schwab U.S. Mid-Cap Index Fund	SWMCX
Schwab International Index Fund	SWISX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$17.68	$14.73	$10.84	$10.00	$11.87	$8.46
Income (loss) from investment operations:
Net investment income (loss)[2]	0.10	0.19	0.19	0.18	0.16	0.15
Net realized and unrealized gains (losses)	0.94	2.94	3.88	0.82	(1.88)	3.43
Total from investment operations	1.04	3.13	4.07	1.00	(1.72)	3.58
Less distributions:
Distributions from net investment income	(0.19)	(0.18)	(0.18)	(0.16)	(0.14)	(0.17)
Distributions from net realized gains	—	—	—	—	(0.01)	—
Total distributions	(0.19)	(0.18)	(0.18)	(0.16)	(0.15)	(0.17)
Net asset value at end of period	$18.53	$17.68	$14.73	$10.84	$10.00	$11.87
Total return	5.97%*	21.43%	37.95%	10.11%	(14.63%)	42.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02%**	0.02%	0.02%	0.02%[3]	0.02%[3]	0.02%
Net investment income (loss)	1.20%**	1.25%	1.41%	1.63%	1.49%	1.42%
Portfolio turnover rate	1%*,4	3%	2%	2%[4]	2%	3%
Net assets, end of period (x 1,000,000)	$137,526	$130,454	$104,140	$70,062	$61,068	$67,401

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 6-for-1 share split effective after the close of U.S. markets on August 15, 2025.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.9%
Aptiv PLC *	476,193	28,695,390
Ford Motor Co.	8,670,945	104,745,016
General Motors Co.	2,002,454	153,968,688
Tesla, Inc. *	6,238,851	2,380,932,707
		2,668,341,801

Banks 3.4%
Bank of America Corp.	14,715,939	786,714,099
Citigroup, Inc.	3,877,788	496,279,308
Citizens Financial Group, Inc.	935,536	60,856,617
Fifth Third Bancorp	1,995,258	101,279,296
Huntington Bancshares, Inc.	4,524,208	75,825,726
JPMorgan Chase & Co.	5,981,258	1,873,509,443
KeyCorp	2,078,425	45,953,977
M&T Bank Corp.	337,652	73,820,857
PNC Financial Services Group, Inc.	893,957	199,352,411
Regions Financial Corp.	1,932,451	55,171,476
Truist Financial Corp.	2,797,777	144,085,515
U.S. Bancorp	3,441,615	195,001,906
Wells Fargo & Co.	6,859,426	564,050,600
		4,671,901,231

Capital Goods 6.7%
3M Co.	1,170,438	171,492,576
A.O. Smith Corp.	253,781	15,693,817
Allegion PLC	189,597	26,065,796
AMETEK, Inc.	510,259	120,165,995
Axon Enterprise, Inc. *	175,165	70,374,290
Boeing Co. *	1,742,091	398,991,102
Builders FirstSource, Inc. *	251,203	19,867,645
Carrier Global Corp.	1,744,206	117,158,317
Caterpillar, Inc.	1,032,137	918,715,465
Comfort Systems USA, Inc.	77,958	143,462,210
Cummins, Inc.	306,469	205,643,764
Deere & Co.	558,851	329,649,439
Dover Corp.	300,158	67,958,773
Eaton Corp. PLC	861,530	373,051,105
EMCOR Group, Inc.	99,543	88,759,507
Emerson Electric Co.	1,248,770	175,377,259
Fastenal Co.	2,543,872	114,296,169
Fortive Corp.	688,865	41,187,238
GE Vernova, Inc.	597,878	647,776,898
Generac Holdings, Inc. *	132,009	34,220,693
General Dynamics Corp.	562,944	193,821,619
General Electric Co.	2,326,760	674,597,527
Honeywell International, Inc.	1,408,406	301,863,658
Howmet Aerospace, Inc.	889,323	216,141,062
Hubbell, Inc., Class B	118,376	60,155,132
Huntington Ingalls Industries, Inc.	86,479	31,503,435
IDEX Corp.	167,441	36,477,022
Illinois Tool Works, Inc.	581,270	149,973,473
Ingersoll Rand, Inc.	785,053	62,694,333
Johnson Controls International PLC	1,355,915	198,004,267
L3Harris Technologies, Inc.	415,306	133,126,338
Lennox International, Inc.	70,274	37,588,860
Lockheed Martin Corp.	448,572	232,346,839
Masco Corp.	445,829	32,019,439
Nordson Corp.	115,299	33,257,997
Northrop Grumman Corp.	295,340	171,143,623
Otis Worldwide Corp.	858,763	66,880,462
PACCAR, Inc.	1,162,591	138,115,811
SECURITY	NUMBER OF SHARES	VALUE ($)
Parker-Hannifin Corp.	279,897	254,543,930
Pentair PLC	360,633	29,106,689
Quanta Services, Inc.	330,872	240,798,715
Rockwell Automation, Inc.	249,190	101,896,283
RTX Corp.	2,978,377	524,402,838
Snap-on, Inc.	114,615	43,943,391
Stanley Black & Decker, Inc.	340,259	26,594,643
Textron, Inc.	387,606	37,194,672
Trane Technologies PLC	490,761	241,719,423
TransDigm Group, Inc.	125,144	145,164,537
United Rentals, Inc.	139,781	134,167,395
Vertiv Holdings Co., Class A	849,258	278,972,760
Westinghouse Air Brake Technologies Corp.	379,151	102,329,063
WW Grainger, Inc.	96,965	112,610,303
Xylem, Inc.	541,812	64,020,506
		9,187,084,103

Commercial & Professional Services 0.8%
Automatic Data Processing, Inc.	894,215	189,519,927
Broadridge Financial Solutions, Inc.	261,079	40,200,944
Cintas Corp.	753,161	131,584,758
Copart, Inc. *	1,980,845	65,585,778
Equifax, Inc.	268,959	46,782,728
Jacobs Solutions, Inc.	258,781	33,488,849
Leidos Holdings, Inc.	285,769	42,642,450
Paychex, Inc.	713,735	66,113,273
Republic Services, Inc., Class A	446,234	93,361,078
Rollins, Inc.	658,324	36,688,397
Veralto Corp.	547,195	48,262,599
Verisk Analytics, Inc., Class A	310,552	57,293,739
Waste Management, Inc.	824,891	191,828,402
		1,043,352,922

Consumer Discretionary Distribution & Retail 5.9%
Amazon.com, Inc. *	21,669,317	5,743,669,164
AutoZone, Inc. *	36,730	136,049,022
Best Buy Co., Inc.	429,336	25,970,535
Carvana Co., Class A *	313,824	124,211,539
eBay, Inc.	1,003,124	103,803,272
Genuine Parts Co.	311,970	33,452,543
Home Depot, Inc.	2,207,868	725,946,999
Lowe's Cos., Inc.	1,243,949	297,042,582
O'Reilly Automotive, Inc. *	1,870,671	185,944,697
Pool Corp.	73,219	15,619,077
Ross Stores, Inc.	719,081	163,799,461
TJX Cos., Inc.	2,465,377	386,447,845
Tractor Supply Co.	1,164,492	40,873,669
Ulta Beauty, Inc. *	97,709	52,516,633
Williams-Sonoma, Inc.	266,592	48,309,136
		8,083,656,174

Consumer Durables & Apparel 0.5%
Deckers Outdoor Corp. *	313,329	32,022,224
DR Horton, Inc.	598,382	92,067,055
Garmin Ltd.	362,973	91,157,039
Hasbro, Inc.	298,986	28,654,818
Lennar Corp., Class A	482,166	43,539,590
Lululemon Athletica, Inc. *	238,214	32,802,068
NIKE, Inc., Class B	2,631,512	116,733,872
NVR, Inc. *	6,158	38,893,127
PulteGroup, Inc.	422,977	51,755,466
Ralph Lauren Corp., Class A	85,417	30,633,953
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	450,999	65,412,895
		623,672,107

Consumer Services 1.7%
Airbnb, Inc., Class A *	939,277	131,836,920
Booking Holdings, Inc.	1,788,175	301,057,143
Carnival Corp.	2,560,457	67,877,715
Chipotle Mexican Grill, Inc., Class A *	2,893,598	98,353,396
Darden Restaurants, Inc.	256,332	51,409,946
Domino's Pizza, Inc.	68,270	23,172,203
DoorDash, Inc., Class A *	828,086	139,656,704
Expedia Group, Inc.	260,606	64,726,712
Hilton Worldwide Holdings, Inc.	507,905	164,596,773
Las Vegas Sands Corp.	667,969	36,477,787
Marriott International, Inc., Class A	487,113	176,183,901
McDonald's Corp.	1,579,725	463,791,463
MGM Resorts International *	423,458	16,489,455
Norwegian Cruise Line Holdings Ltd. *	999,152	18,164,583
Royal Caribbean Cruises Ltd.	557,293	146,991,602
Starbucks Corp.	2,525,368	265,997,011
Wynn Resorts Ltd.	188,407	20,180,274
Yum! Brands, Inc.	615,871	98,323,805
		2,285,287,393

Consumer Staples Distribution & Retail 2.0%
Casey's General Stores, Inc.	82,216	67,593,884
Costco Wholesale Corp.	984,757	999,065,519
Dollar General Corp.	490,221	56,806,810
Dollar Tree, Inc. *	407,953	39,616,316
Kroger Co.	1,292,626	87,989,052
Sysco Corp.	1,063,686	79,467,981
Target Corp.	1,003,471	130,200,362
Walmart, Inc.	9,726,604	1,283,230,866
		2,743,970,790

Energy 3.5%
APA Corp.	777,898	31,683,786
Baker Hughes Co., Class A	2,194,943	152,921,679
Chevron Corp.	4,156,095	803,414,724
ConocoPhillips	2,720,508	342,185,496
Coterra Energy, Inc.	1,677,918	60,254,035
Devon Energy Corp.	1,378,363	70,806,507
Diamondback Energy, Inc.	428,766	88,167,153
EOG Resources, Inc.	1,205,454	169,450,669
EQT Corp.	1,385,074	83,215,246
Expand Energy Corp.	524,877	53,616,186
Exxon Mobil Corp.	9,269,350	1,430,538,785
Halliburton Co.	1,856,635	78,535,661
Kinder Morgan, Inc.	4,341,940	142,719,568
Marathon Petroleum Corp.	655,849	162,840,748
Occidental Petroleum Corp.	1,595,776	96,672,110
ONEOK, Inc.	1,394,125	128,900,797
Phillips 66	892,072	159,814,699
SLB Ltd.	3,317,425	188,695,134
Targa Resources Corp.	475,714	123,723,697
Texas Pacific Land Corp.	129,037	57,249,846
Valero Energy Corp.	677,924	171,230,044
Williams Cos., Inc.	2,712,216	206,969,203
		4,803,605,773

Equity Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc.	349,142	14,143,742
American Tower Corp.	1,038,644	189,770,645
AvalonBay Communities, Inc.	311,669	57,035,427
SECURITY	NUMBER OF SHARES	VALUE ($)
BXP, Inc.	330,617	19,327,870
Camden Property Trust	227,322	23,873,357
Crown Castle, Inc.	967,124	85,861,269
Digital Realty Trust, Inc.	715,082	143,688,577
Equinix, Inc.	218,302	236,383,955
Equity Residential	763,023	49,886,444
Essex Property Trust, Inc.	141,933	37,358,185
Extra Space Storage, Inc.	472,463	67,718,122
Federal Realty Investment Trust	169,433	18,790,120
Healthpeak Properties, Inc.	1,531,524	24,764,743
Host Hotels & Resorts, Inc.	1,409,436	29,781,383
Invitation Homes, Inc.	1,259,646	36,240,015
Iron Mountain, Inc.	657,292	82,812,219
Kimco Realty Corp.	1,488,944	35,198,636
Mid-America Apartment Communities, Inc.	258,024	33,331,540
Prologis, Inc.	2,061,711	292,804,196
Public Storage	350,130	105,896,819
Realty Income Corp.	2,047,226	131,513,798
Regency Centers Corp.	361,954	28,178,119
SBA Communications Corp., Class A	238,421	52,738,725
Simon Property Group, Inc.	723,047	147,291,904
UDR, Inc.	662,475	24,074,342
Ventas, Inc.	1,054,137	92,616,477
VICI Properties, Inc., Class A	2,423,036	70,752,651
Welltower, Inc.	1,548,148	336,474,486
Weyerhaeuser Co.	1,588,627	38,953,134
		2,507,260,900

Financial Services 7.0%
American Express Co.	1,188,122	383,822,812
Ameriprise Financial, Inc.	202,881	96,325,870
Apollo Global Management, Inc.	1,029,736	132,547,618
ARES Management Corp., Class A	454,002	53,299,835
Bank of New York Mellon Corp.	1,528,354	205,364,927
Berkshire Hathaway, Inc., Class B *	4,068,233	1,926,715,149
Blackrock, Inc.	320,083	341,080,445
Blackstone, Inc.	1,662,773	208,811,033
Block, Inc. *	1,217,478	85,844,374
Capital One Financial Corp.	1,386,806	265,295,988
Cboe Global Markets, Inc.	233,388	70,037,405
Charles Schwab Corp. (a)	3,683,446	337,550,991
CME Group, Inc.	798,711	229,885,000
Coinbase Global, Inc., Class A *	495,293	93,001,167
Corpay, Inc. *	154,173	47,249,399
FactSet Research Systems, Inc.	84,429	19,214,352
Fidelity National Information Services, Inc.	1,141,235	53,101,665
Fiserv, Inc. *	1,196,513	74,961,540
Franklin Resources, Inc.	677,386	20,301,258
Global Payments, Inc.	521,734	37,543,979
Goldman Sachs Group, Inc.	665,494	614,763,392
Interactive Brokers Group, Inc., Class A	990,892	78,775,914
Intercontinental Exchange, Inc.	1,260,734	199,309,438
Invesco Ltd.	980,584	25,701,107
Jack Henry & Associates, Inc.	158,840	24,421,650
KKR & Co., Inc.	1,519,816	158,577,601
Mastercard, Inc., Class A	1,806,647	908,598,909
Moody's Corp.	340,900	157,444,665
Morgan Stanley	2,669,884	508,853,192
MSCI, Inc., Class A	163,218	96,528,757
Nasdaq, Inc.	992,151	91,188,598
Northern Trust Corp.	414,799	68,997,666
PayPal Holdings, Inc.	2,046,060	102,589,448
Raymond James Financial, Inc.	388,636	61,528,852
Robinhood Markets, Inc., Class A *	1,750,670	127,606,336
S&P Global, Inc.	678,078	292,407,576
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
State Street Corp.	620,666	94,862,591
Synchrony Financial	767,183	58,459,345
T. Rowe Price Group, Inc.	480,949	49,480,033
Visa, Inc., Class A	3,729,691	1,230,201,279
		9,632,251,156

Food, Beverage & Tobacco 2.1%
Altria Group, Inc.	3,727,235	270,783,623
Archer-Daniels-Midland Co.	1,067,779	79,592,247
Brown-Forman Corp., Class B	384,013	9,896,015
Bunge Global SA	298,289	37,903,583
Campbell's Co. (b)	440,063	9,148,910
Coca-Cola Co.	8,586,063	676,238,322
Conagra Brands, Inc.	1,054,271	15,128,789
Constellation Brands, Inc., Class A	310,674	48,645,335
General Mills, Inc.	1,192,098	42,092,980
Hershey Co.	329,468	61,195,386
Hormel Foods Corp.	652,341	14,005,761
J.M. Smucker Co.	234,842	23,021,561
Keurig Dr. Pepper, Inc.	3,017,462	88,713,383
Kraft Heinz Co.	1,878,142	42,558,698
McCormick & Co., Inc. - Non Voting Shares	558,088	28,373,194
Molson Coors Beverage Co., Class B	370,163	15,820,767
Mondelez International, Inc., Class A	2,838,218	174,380,114
Monster Beverage Corp. *	1,580,077	121,776,534
PepsiCo, Inc.	3,030,553	480,312,345
Philip Morris International, Inc.	3,452,829	569,958,483
Tyson Foods, Inc., Class A	623,772	39,965,072
		2,849,511,102

Health Care Equipment & Services 3.1%
Abbott Laboratories	3,858,628	350,324,836
Align Technology, Inc. *	147,053	25,882,798
Baxter International, Inc.	1,132,872	19,915,890
Becton Dickinson & Co.	628,075	93,608,298
Boston Scientific Corp. *	3,284,647	189,228,514
Cardinal Health, Inc.	521,612	100,608,523
Cencora, Inc.	431,338	132,856,417
Centene Corp. *	1,029,043	55,249,319
Cigna Group	583,599	169,582,197
Cooper Cos., Inc. *	438,563	27,585,613
CVS Health Corp.	2,816,448	234,581,954
DaVita, Inc. *	73,569	11,413,495
Dexcom, Inc. *	858,358	51,115,219
Edwards Lifesciences Corp. *	1,286,370	107,411,895
Elevance Health, Inc.	489,516	184,263,613
GE HealthCare Technologies, Inc.	1,012,847	61,621,611
HCA Healthcare, Inc.	347,686	151,052,183
Henry Schein, Inc. *	222,380	16,587,324
Humana, Inc.	268,608	63,509,675
IDEXX Laboratories, Inc. *	176,964	99,241,411
Insulet Corp. *	155,030	26,686,864
Intuitive Surgical, Inc. *	787,708	360,463,058
Labcorp Holdings, Inc.	184,979	47,502,607
McKesson Corp.	271,483	221,312,942
Medtronic PLC	2,846,406	230,473,494
Quest Diagnostics, Inc.	245,049	47,588,516
ResMed, Inc.	324,394	69,358,681
Solventum Corp. *	328,089	22,100,075
STERIS PLC	216,295	46,910,060
Stryker Corp.	762,309	240,226,435
UnitedHealth Group, Inc.	2,009,346	744,422,506
Universal Health Services, Inc., Class B	123,139	20,720,599
SECURITY	NUMBER OF SHARES	VALUE ($)
Zimmer Biomet Holdings, Inc.	436,752	36,001,467
		4,259,408,089

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	522,099	50,674,929
Clorox Co.	268,818	25,924,808
Colgate-Palmolive Co.	1,791,778	152,946,170
Estee Lauder Cos., Inc., Class A	550,788	42,250,947
Kenvue, Inc.	4,258,309	74,648,157
Kimberly-Clark Corp.	737,797	72,621,359
Procter & Gamble Co.	5,153,244	757,990,660
		1,177,057,030

Insurance 1.6%
Aflac, Inc.	1,034,982	117,646,404
Allstate Corp.	576,405	125,229,750
American International Group, Inc.	1,191,736	89,141,853
Aon PLC, Class A	475,075	148,057,124
Arch Capital Group Ltd. *	794,868	75,083,231
Arthur J Gallagher & Co.	568,791	117,398,462
Assurant, Inc.	111,775	26,409,079
Brown & Brown, Inc.	647,082	38,921,982
Chubb Ltd.	807,664	264,106,128
Cincinnati Financial Corp.	343,833	56,251,079
Erie Indemnity Co., Class A	56,088	12,279,346
Everest Group Ltd.	89,710	32,004,940
Globe Life, Inc.	175,435	27,069,621
Hartford Insurance Group, Inc.	618,781	84,655,429
Loews Corp.	373,457	42,054,993
Marsh & McLennan Cos., Inc.	1,074,723	180,241,794
MetLife, Inc.	1,220,046	97,725,685
Principal Financial Group, Inc.	433,690	43,763,658
Progressive Corp.	1,301,911	262,048,646
Prudential Financial, Inc.	771,610	75,702,657
Travelers Cos., Inc.	480,923	146,748,844
W.R. Berkley Corp.	661,840	44,230,767
Willis Towers Watson PLC	211,051	54,071,266
		2,160,842,738

Materials 1.9%
Air Products & Chemicals, Inc.	492,818	147,870,041
Albemarle Corp.	263,302	51,791,503
Amcor PLC	1,032,128	39,262,149
Avery Dennison Corp.	170,342	27,924,164
Ball Corp.	590,587	36,073,054
CF Industries Holdings, Inc.	348,615	43,297,983
Corteva, Inc.	1,490,515	120,746,620
CRH PLC	1,488,484	176,266,275
Dow, Inc.	1,598,517	64,723,953
DuPont de Nemours, Inc.	916,417	41,843,600
Ecolab, Inc.	564,493	147,106,876
Freeport-McMoRan, Inc.	3,194,906	184,601,669
International Flavors & Fragrances, Inc.	564,382	39,619,616
International Paper Co.	1,181,194	35,931,921
Linde PLC	1,035,359	518,859,809
LyondellBasell Industries NV, Class A	574,667	42,870,158
Martin Marietta Materials, Inc.	133,979	82,942,380
Mosaic Co.	709,006	16,498,570
Newmont Corp.	2,419,578	268,790,920
Nucor Corp.	508,166	114,484,718
Packaging Corp. of America	196,955	42,040,045
PPG Industries, Inc.	494,531	53,656,614
Sherwin-Williams Co.	510,449	164,165,503
Smurfit Westrock PLC	1,166,106	44,766,809
Steel Dynamics, Inc.	306,125	69,998,543
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vulcan Materials Co.	293,081	88,434,261
		2,664,567,754

Media & Entertainment 10.0%
Alphabet, Inc., Class A	12,908,268	4,967,101,526
Alphabet, Inc., Class C	10,368,238	3,960,044,822
Charter Communications, Inc., Class A *	190,003	31,382,796
EchoStar Corp., Class A *	296,902	36,560,512
Electronic Arts, Inc.	500,978	101,382,918
Fox Corp., Class A	727,425	46,184,213
Live Nation Entertainment, Inc. *	352,126	55,614,780
Meta Platforms, Inc., Class A	4,851,412	2,968,627,517
Netflix, Inc. *	9,365,903	876,742,180
News Corp., Class A	1,123,738	29,576,784
Omnicom Group, Inc.	693,883	53,234,704
Paramount Skydance Corp., Class B (b)	694,198	7,108,588
Take-Two Interactive Software, Inc. *	387,932	82,924,344
TKO Group Holdings, Inc.	149,205	27,765,558
Trade Desk, Inc., Class A *	971,157	22,909,594
Walt Disney Co.	3,928,496	407,581,460
Warner Bros Discovery, Inc. *	5,485,939	148,394,650
		13,823,136,946

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
AbbVie, Inc.	3,920,599	828,500,981
Agilent Technologies, Inc.	630,306	72,831,858
Amgen, Inc.	1,194,704	413,666,260
Biogen, Inc. *	326,585	61,816,009
Bio-Techne Corp.	354,827	19,629,030
Bristol-Myers Squibb Co.	4,517,261	273,700,844
Charles River Laboratories International, Inc. *	109,177	18,229,284
Danaher Corp.	1,396,685	249,936,781
Eli Lilly & Co.	1,757,930	1,642,961,378
Gilead Sciences, Inc.	2,752,536	360,141,810
Incyte Corp. *	368,999	35,154,535
IQVIA Holdings, Inc. *	375,345	59,443,388
Johnson & Johnson	5,345,807	1,228,733,739
Merck & Co., Inc.	5,507,271	601,283,848
Mettler-Toledo International, Inc. *	45,019	57,471,705
Moderna, Inc. *	778,750	35,775,775
Pfizer, Inc.	12,612,787	336,761,413
Regeneron Pharmaceuticals, Inc.	222,933	157,627,007
Revvity, Inc.	249,819	21,639,322
Thermo Fisher Scientific, Inc.	833,563	399,243,334
Vertex Pharmaceuticals, Inc. *	563,514	240,834,613
Viatris, Inc.	2,538,260	37,921,604
Waters Corp. *	216,694	67,008,285
West Pharmaceutical Services, Inc.	161,018	47,917,347
Zoetis, Inc.	936,064	107,619,278
		7,375,849,428

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	645,710	92,162,188
CoStar Group, Inc. *	949,195	32,851,639
		125,013,827

Semiconductors & Semiconductor Equipment 16.6%
Advanced Micro Devices, Inc. *	3,616,875	1,282,146,019
Analog Devices, Inc.	1,084,456	436,233,270
Applied Materials, Inc.	1,761,324	694,824,705
Broadcom, Inc.	10,517,727	4,390,414,782
First Solar, Inc. *	239,657	48,384,352
Intel Corp. *	10,416,020	984,105,570
SECURITY	NUMBER OF SHARES	VALUE ($)
KLA Corp.	290,966	509,292,338
Lam Research Corp.	2,771,441	714,643,776
Microchip Technology, Inc.	1,196,032	111,123,333
Micron Technology, Inc.	2,496,986	1,291,341,280
Monolithic Power Systems, Inc.	108,166	174,624,272
NVIDIA Corp.	53,879,806	10,752,792,883
NXP Semiconductors NV	558,237	163,892,801
ON Semiconductor Corp. *	876,306	88,340,408
Qnity Electronics, Inc.	466,549	65,624,782
QUALCOMM, Inc.	2,369,100	425,442,978
Skyworks Solutions, Inc.	330,998	23,226,130
Teradyne, Inc.	347,131	119,229,084
Texas Instruments, Inc.	2,013,684	566,006,299
		22,841,689,062

Software & Services 8.6%
Accenture PLC, Class A	1,365,179	243,971,139
Adobe, Inc. *	911,100	224,221,710
Akamai Technologies, Inc. *	323,001	33,262,643
AppLovin Corp., Class A *	600,618	268,085,844
Autodesk, Inc. *	470,210	111,439,770
Cadence Design Systems, Inc. *	604,251	199,155,087
Cognizant Technology Solutions Corp., Class A	1,065,124	56,345,060
Crowdstrike Holdings, Inc., Class A *	559,681	249,477,806
Datadog, Inc., Class A *	729,298	96,405,903
EPAM Systems, Inc. *	122,551	13,943,853
Fair Isaac Corp. *	52,850	54,171,250
Fortinet, Inc. *	1,401,868	118,191,491
Gartner, Inc. *	155,381	23,072,525
Gen Digital, Inc.	1,215,614	23,449,194
GoDaddy, Inc., Class A *	298,059	25,868,541
International Business Machines Corp.	2,074,082	479,071,460
Intuit, Inc.	617,214	239,787,639
Microsoft Corp.	16,461,740	6,712,768,337
Oracle Corp.	3,761,691	607,099,310
Palantir Technologies, Inc., Class A *	5,068,660	705,101,292
Palo Alto Networks, Inc. *	1,794,109	321,719,626
PTC, Inc. *	263,999	35,983,064
Roper Technologies, Inc.	236,868	84,043,135
Salesforce, Inc.	2,078,985	367,003,222
ServiceNow, Inc. *	2,318,777	204,771,197
Synopsys, Inc. *	424,764	204,991,106
Trimble, Inc. *	534,347	35,972,240
Tyler Technologies, Inc. *	95,116	32,447,872
VeriSign, Inc.	183,862	49,396,365
Workday, Inc., Class A *	474,585	58,089,204
		11,879,306,885

Technology Hardware & Equipment 9.6%
Amphenol Corp., Class A	2,726,495	401,530,919
Apple, Inc.	32,550,831	8,832,667,992
Arista Networks, Inc. *	2,292,451	395,929,212
CDW Corp.	286,920	39,282,217
Ciena Corp. *	311,858	164,530,044
Cisco Systems, Inc.	8,764,236	801,927,594
Coherent Corp. *	417,520	133,485,319
Corning, Inc.	1,733,640	284,733,034
Dell Technologies, Inc., Class C	659,090	137,716,856
F5, Inc. *	124,765	40,411,384
Hewlett Packard Enterprise Co.	2,952,900	84,954,933
HP, Inc.	2,027,197	42,287,329
Jabil, Inc.	234,894	79,274,376
Keysight Technologies, Inc. *	380,451	133,123,609
Lumentum Holdings, Inc. *	158,000	142,566,560
Motorola Solutions, Inc.	367,071	161,155,181
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NetApp, Inc.	439,916	48,729,495
Sandisk Corp. *	327,676	359,300,011
Seagate Technology Holdings PLC	483,326	325,587,727
Super Micro Computer, Inc. *	1,133,665	31,062,421
TE Connectivity PLC	650,890	137,767,377
Teledyne Technologies, Inc. *	104,446	67,456,449
Western Digital Corp.	753,049	327,214,851
Zebra Technologies Corp., Class A *	108,794	24,615,730
		13,197,310,620

Telecommunication Services 0.9%
AT&T, Inc.	15,529,762	405,792,681
Comcast Corp., Class A	7,961,251	215,272,227
T-Mobile U.S., Inc.	1,052,257	205,716,244
Verizon Communications, Inc.	9,353,881	449,266,904
		1,276,048,056

Transportation 1.3%
CH Robinson Worldwide, Inc.	264,086	48,013,476
CSX Corp.	4,133,954	187,805,530
Delta Air Lines, Inc.	1,440,353	97,929,600
Expeditors International of Washington, Inc.	295,354	43,679,903
FedEx Corp.	480,743	193,888,459
JB Hunt Transport Services, Inc.	165,719	41,683,300
Norfolk Southern Corp.	498,742	157,517,686
Old Dominion Freight Line, Inc.	409,092	86,903,414
Southwest Airlines Co.	1,083,478	41,085,486
Uber Technologies, Inc. *	4,568,418	340,849,667
Union Pacific Corp.	1,315,646	354,540,284
United Airlines Holdings, Inc. *	713,451	64,210,590
United Parcel Service, Inc., Class B	1,640,556	178,492,493
		1,836,599,888

Utilities 2.3%
AES Corp.	1,569,366	22,677,339
Alliant Energy Corp.	566,493	41,597,581
Ameren Corp.	615,203	69,917,821
American Electric Power Co., Inc.	1,202,284	164,845,159
American Water Works Co., Inc.	434,577	55,808,378
Atmos Energy Corp.	368,145	69,940,187
CenterPoint Energy, Inc.	1,453,222	63,433,140
CMS Energy Corp.	678,903	52,099,016
Consolidated Edison, Inc.	801,005	89,304,048
Constellation Energy Corp.	691,783	216,528,079
Dominion Energy, Inc.	1,891,987	122,033,162
DTE Energy Co.	461,964	70,075,319
Duke Energy Corp.	1,723,395	223,265,822
Edison International	847,990	58,926,825
Entergy Corp.	1,002,805	118,240,738
SECURITY	NUMBER OF SHARES	VALUE ($)
Evergy, Inc.	507,344	42,028,377
Eversource Energy	835,803	59,091,272
Exelon Corp.	2,269,517	104,375,087
FirstEnergy Corp.	1,157,816	55,019,416
NextEra Energy, Inc.	4,619,757	452,181,815
NiSource, Inc.	1,064,771	51,407,144
NRG Energy, Inc.	473,227	73,624,657
PG&E Corp.	4,878,651	81,083,180
Pinnacle West Capital Corp.	264,338	27,417,137
PPL Corp.	1,646,503	61,645,072
Public Service Enterprise Group, Inc.	1,107,576	90,444,656
Sempra	1,450,959	138,015,220
Southern Co.	2,445,462	236,476,176
Vistra Corp.	705,505	111,356,909
WEC Energy Group, Inc.	722,365	85,195,728
Xcel Energy, Inc.	1,311,420	108,782,289
		3,216,836,749
Total Common Stocks (Cost $48,420,932,414)		136,933,562,524

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)(d)	15,863,735	15,863,735
Total Short-Term Investments (Cost $15,863,735)		15,863,735
Total Investments in Securities (Cost $48,436,796,149)		136,949,426,259

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/18/26	1,618	586,019,375	39,033,211

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $15,444,604.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.(a)	$357,772,000	$6,509,161	($16,180,748 )	$8,131,450	($18,680,872 )	$337,550,991	3,683,446	$2,219,412

(a)	Issuers are affiliated with the fund’s investment adviser.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$136,933,562,524	$—	$—	$136,933,562,524
Short-Term Investments[1]	15,863,735	—	—	15,863,735
Futures Contracts[2]	39,033,211	—	—	39,033,211
Total	$136,988,459,470	$—	$—	$136,988,459,470

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $160,973,782)		$337,550,991
Investments in securities, at value - unaffiliated issuers (cost $48,275,822,367) including securities on loan of $15,444,604		136,611,875,268
Cash		517,956,724
Deposit with broker for futures contracts		40,711,782
Receivables:
Fund shares sold		70,873,099
Dividends		55,995,756
Variation margin on future contracts		6,372,286
Income from securities on loan	+	11,116
Total assets		137,641,347,022

Liabilities
Collateral held for securities on loan		15,863,735
Payables:
Fund shares redeemed		96,016,224
Investment adviser fees		2,163,061
Investments bought	+	1,311,855
Total liabilities		115,354,875
Net assets		$137,525,992,147

Net Assets by Source
Capital received from investors		$47,273,697,145
Total distributable earnings	+	90,252,295,002
Net assets		$137,525,992,147

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$137,525,992,147		7,419,916,675		$18.53

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $169,754)		$777,927,994
Other Interest		3,089,135
Dividends received from securities - affiliated issuers		2,219,412
Securities on loan, net	+	25,557
Total investment income		783,262,098

Expenses
Investment adviser fees		12,810,136
Total expenses	–	12,810,136
Net investment income		770,451,962

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		8,131,450
Net realized losses on sales of securities - unaffiliated issuers		(91,249,556)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		2,491,163,062
Net realized losses on futures contracts	+	(18,584,845)
Net realized gains		2,389,460,111
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(18,680,872)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		4,655,706,685
Net change in unrealized appreciation (depreciation) on futures contracts	+	31,300,780
Net change in unrealized appreciation (depreciation)		4,668,326,593
Net realized and unrealized gains		7,057,786,704
Increase in net assets resulting from operations		$7,828,238,666
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$770,451,962	$1,424,062,964
Net realized gains (losses)		2,389,460,111	(241,539,183)
Net change in unrealized appreciation (depreciation)	+	4,668,326,593	21,699,123,266
Increase in net assets resulting from operations		$7,828,238,666	$22,881,647,047

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,439,591,282 )	($1,322,087,859 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		652,564,856	$11,455,525,482	1,437,555,005	$22,265,827,045
Shares reinvested		65,250,391	1,140,576,838	69,303,333	1,072,236,167
Shares redeemed	+	(677,450,985)	(11,912,701,574)	(1,195,570,783)	(18,583,827,000)
Net transactions in fund shares		40,364,262	$683,400,746	311,287,555	$4,754,236,212

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,379,552,413	$130,453,944,017	7,068,264,858	$104,140,148,617
Total increase	+	40,364,262	7,072,048,130	311,287,555	26,313,795,400
End of period		7,419,916,675	$137,525,992,147	7,379,552,413	$130,453,944,017

[1]
For the period ended October 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 6-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$14.75	$12.32	$9.05	$8.40	$10.27	$7.37
Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.16	0.15	0.14	0.13	0.12
Net realized and unrealized gains (losses)	0.77	2.43	3.26	0.64	(1.82)	3.01
Total from investment operations	0.85	2.59	3.41	0.78	(1.69)	3.13
Less distributions:
Distributions from net investment income	(0.16)	(0.16)	(0.14)	(0.13)	(0.12)	(0.14)
Distributions from net realized gains	(0.05)	—	—	—	(0.06)	(0.09)
Total distributions	(0.21)	(0.16)	(0.14)	(0.13)	(0.18)	(0.23)
Net asset value at end of period	$15.39	$14.75	$12.32	$9.05	$8.40	$10.27
Total return	5.86%*	21.18%	38.17%	9.35%	(16.73%)	43.16%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%**	0.05%	0.05%	0.05%	0.05%[3]	0.05%
Net investment income (loss)	1.16%**	1.21%	1.36%	1.57%	1.40%	1.36%
Portfolio turnover rate	1%*,4	3%[4]	3%[4]	3%[4]	2%[4]	5%[4]
Net assets, end of period (x 1,000,000)	$21,396	$20,543	$17,357	$12,811	$11,888	$14,222

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 10-for-1 share split effective after the close of U.S. markets on August 15, 2025.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Aptiv PLC *	67,221	4,050,737
Autoliv, Inc.	22,454	2,603,092
BorgWarner, Inc.	65,979	3,758,824
Ford Motor Co.	1,252,014	15,124,329
General Motors Co.	288,499	22,182,688
Gentex Corp.	72,979	1,686,545
Lear Corp.	16,603	2,110,739
Lucid Group, Inc. *(a)	47,343	301,575
Rivian Automotive, Inc., Class A *	257,124	4,216,834
Tesla, Inc. *	897,667	342,576,657
Thor Industries, Inc.	17,156	1,356,010
Versigent PLC *	22,407	783,573
		400,751,603

Banks 3.5%
Bank of America Corp.	2,117,877	113,221,704
Bank OZK	33,894	1,632,335
BOK Financial Corp.	7,076	946,698
Citigroup, Inc.	558,161	71,433,445
Citizens Financial Group, Inc.	137,070	8,916,403
Columbia Banking System, Inc.	97,313	2,880,465
Commerce Bancshares, Inc.	43,732	2,275,376
Cullen/Frost Bankers, Inc.	19,745	2,861,643
East West Bancorp, Inc.	44,244	5,595,539
Fifth Third Bancorp	287,722	14,604,769
First Citizens BancShares, Inc., Class A	3,104	6,157,777
First Financial Bankshares, Inc.	41,591	1,342,142
First Horizon Corp.	156,322	3,901,797
Flagstar Bank NA	96,247	1,344,571
FNB Corp.	114,185	2,038,202
Glacier Bancorp, Inc.	41,422	2,031,749
Hancock Whitney Corp.	25,306	1,708,408
Home BancShares, Inc.	58,471	1,571,116
Huntington Bancshares, Inc.	647,057	10,844,675
JPMorgan Chase & Co.	860,602	269,566,364
KeyCorp	295,469	6,532,820
M&T Bank Corp.	48,367	10,574,477
Old National Bancorp	111,555	2,673,973
Pinnacle Financial Partners, Inc.	47,171	4,667,099
PNC Financial Services Group, Inc.	128,914	28,747,822
Popular, Inc.	20,541	3,087,929
Prosperity Bancshares, Inc.	31,332	2,182,274
Regions Financial Corp.	276,879	7,904,895
Southstate Bank Corp.	31,949	3,120,459
Truist Financial Corp.	402,748	20,741,522
U.S. Bancorp	496,751	28,145,912
UMB Financial Corp.	22,403	2,826,587
United Bankshares, Inc.	44,349	1,942,930
Valley National Bancorp	153,346	2,080,905
Webster Financial Corp.	51,604	3,734,065
Wells Fargo & Co.	987,201	81,177,538
Western Alliance Bancorp	33,346	2,719,033
Wintrust Financial Corp.	21,034	3,167,089
Zions Bancorp NA	47,112	2,987,843
		743,890,350

Capital Goods 7.6%
3M Co.	168,298	24,659,023
A.O. Smith Corp.	35,760	2,211,398
AAON, Inc.	21,436	2,000,193
SECURITY	NUMBER OF SHARES	VALUE ($)
Acuity, Inc.	9,415	2,728,185
Advanced Drainage Systems, Inc.	22,786	3,400,810
AECOM	42,050	3,536,405
AeroVironment, Inc. *	10,107	1,971,067
AGCO Corp.	19,628	2,375,381
Allegion PLC	27,077	3,722,546
Allison Transmission Holdings, Inc.	27,207	3,655,260
AMETEK, Inc.	73,372	17,279,106
API Group Corp. *	122,479	5,599,740
Applied Industrial Technologies, Inc.	12,027	3,677,255
Archer Aviation, Inc., Class A *	195,917	1,124,564
Armstrong World Industries, Inc.	13,979	2,381,882
ATI, Inc. *	43,470	6,757,846
Axon Enterprise, Inc. *	25,089	10,079,757
Bloom Energy Corp., Class A *	82,469	23,368,416
Boeing Co. *	250,702	57,418,279
Builders FirstSource, Inc. *	35,226	2,786,024
BWX Technologies, Inc.	29,113	6,299,762
Carlisle Cos., Inc.	13,043	4,633,656
Carpenter Technology Corp.	15,891	6,804,526
Carrier Global Corp.	251,921	16,921,534
Caterpillar, Inc.	148,581	132,253,434
Chart Industries, Inc. *	14,216	2,955,506
CNH Industrial NV	283,811	3,039,616
Comfort Systems USA, Inc.	11,203	20,616,321
Construction Partners, Inc., Class A *	15,236	1,884,084
Core & Main, Inc., Class A *	59,251	2,984,473
Crane Co.	15,635	2,778,809
Cummins, Inc.	44,185	29,648,577
Curtiss-Wright Corp.	11,803	8,500,521
Deere & Co.	80,471	47,467,429
Donaldson Co., Inc.	37,102	3,271,283
Dover Corp.	43,113	9,761,214
Dycom Industries, Inc. *	9,641	3,992,338
Eaton Corp. PLC	123,933	53,664,228
EMCOR Group, Inc.	14,396	12,836,481
Emerson Electric Co.	179,667	25,232,433
Esab Corp.	17,652	1,734,662
ESCO Technologies, Inc.	8,240	2,669,348
Fastenal Co.	367,081	16,492,949
Federal Signal Corp.	19,678	2,422,952
Ferguson Enterprises, Inc.	62,248	16,664,412
Flowserve Corp.	39,913	2,939,193
Fluor Corp. *	51,735	2,760,062
Fortive Corp.	98,830	5,909,046
Fortune Brands Innovations, Inc.	37,616	1,524,953
FTAI Aviation Ltd.	32,786	8,185,681
Gates Industrial Corp. PLC *	78,317	2,005,698
GATX Corp.	11,074	2,169,618
GE Vernova, Inc.	86,059	93,241,484
Generac Holdings, Inc. *	18,892	4,897,373
General Dynamics Corp.	81,009	27,891,399
General Electric Co.	334,828	97,076,682
Graco, Inc.	53,000	4,254,310
HEICO Corp.	31,740	8,567,261
Hexcel Corp.	24,317	2,282,637
Honeywell International, Inc.	202,538	43,409,970
Howmet Aerospace, Inc.	128,211	31,160,401
Hubbell, Inc., Class B	17,039	8,658,709
Huntington Ingalls Industries, Inc.	12,553	4,572,932
IDEX Corp.	23,763	5,176,770
IES Holdings, Inc. *	2,814	1,812,441
Illinois Tool Works, Inc.	83,869	21,639,041
Ingersoll Rand, Inc.	114,103	9,112,266
ITT, Inc.	27,169	5,823,403
JBT Marel Corp.	16,726	1,975,341
Johnson Controls International PLC	195,487	28,546,967
Karman Holdings, Inc. *	24,414	1,659,664
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kratos Defense & Security Solutions, Inc. *	58,919	3,714,843
L3Harris Technologies, Inc.	59,547	19,087,791
Lennox International, Inc.	10,234	5,474,064
Leonardo DRS, Inc.	24,902	1,011,768
Lincoln Electric Holdings, Inc.	17,802	4,717,530
Loar Holdings, Inc. *	11,330	635,840
Lockheed Martin Corp.	64,646	33,484,689
Masco Corp.	65,376	4,695,304
MasTec, Inc. *	19,454	7,665,849
Middleby Corp. *	14,995	2,104,698
Modine Manufacturing Co. *	17,007	4,330,492
Moog, Inc., Class A	8,855	2,668,100
Mueller Industries, Inc.	35,138	4,758,739
Nextpower, Inc., Class A *	47,699	5,682,382
Nordson Corp.	16,862	4,863,844
Northrop Grumman Corp.	42,584	24,676,576
nVent Electric PLC	51,841	7,408,079
Oshkosh Corp.	20,026	3,130,064
Otis Worldwide Corp.	124,061	9,661,871
Owens Corning	26,174	3,228,301
PACCAR, Inc.	167,172	19,860,034
Parker-Hannifin Corp.	40,280	36,631,438
Pentair PLC	52,637	4,248,332
Primoris Services Corp.	17,397	3,151,467
Quanta Services, Inc.	47,563	34,614,924
QXO, Inc. *	162,601	3,263,402
RBC Bearings, Inc. *	9,985	5,981,914
Regal Rexnord Corp.	21,117	4,540,788
Resideo Technologies, Inc. *	44,083	1,823,714
Rocket Lab Corp. *	150,359	12,406,121
Rockwell Automation, Inc.	35,703	14,599,314
RTX Corp.	428,612	75,465,715
Simpson Manufacturing Co., Inc.	13,349	2,546,055
SiteOne Landscape Supply, Inc. *	14,138	1,782,095
Snap-on, Inc.	16,748	6,421,183
SPX Technologies, Inc. *	15,583	3,411,274
StandardAero, Inc. *	61,707	1,534,036
Stanley Black & Decker, Inc.	49,235	3,848,208
Sterling Infrastructure, Inc. *	9,781	5,043,279
Symbotic, Inc. *	17,753	1,049,202
Textron, Inc.	55,444	5,320,406
Timken Co.	20,293	2,250,291
Toro Co.	31,110	2,960,739
Trane Technologies PLC	70,547	34,747,219
TransDigm Group, Inc.	18,027	20,910,959
Trex Co., Inc. *	33,703	1,321,158
UFP Industries, Inc.	18,578	1,662,545
United Rentals, Inc.	20,124	19,315,820
Valmont Industries, Inc.	6,318	3,209,797
Vertiv Holdings Co., Class A	121,893	40,040,632
Watsco, Inc.	11,044	4,835,505
Watts Water Technologies, Inc., Class A	8,702	2,611,992
WESCO International, Inc.	15,649	5,463,379
Westinghouse Air Brake Technologies Corp.	54,587	14,732,485
Woodward, Inc.	19,138	6,946,903
WW Grainger, Inc.	13,944	16,193,864
Xylem, Inc.	77,627	9,172,406
Zurn Elkay Water Solutions Corp.	47,777	2,482,493
		1,632,918,899

Commercial & Professional Services 0.9%
Amentum Holdings, Inc. *	49,366	1,294,870
Automatic Data Processing, Inc.	128,490	27,232,171
SECURITY	NUMBER OF SHARES	VALUE ($)
Booz Allen Hamilton Holding Corp., Class A	38,504	2,994,456
Broadridge Financial Solutions, Inc.	37,322	5,746,842
CACI International, Inc., Class A *	7,090	3,683,539
Casella Waste Systems, Inc., Class A *	19,098	1,513,516
Cintas Corp.	108,717	18,993,947
Clean Harbors, Inc. *	16,156	5,051,658
Copart, Inc. *	285,697	9,459,428
Equifax, Inc.	38,454	6,688,689
ExlService Holdings, Inc. *	48,557	1,547,997
FTI Consulting, Inc. *	9,634	1,727,376
Genpact Ltd.	50,135	1,742,191
Jacobs Solutions, Inc.	37,538	4,857,793
KBR, Inc.	40,217	1,507,735
Leidos Holdings, Inc.	40,781	6,085,341
MSA Safety, Inc.	11,764	1,957,412
Parsons Corp. *	17,003	857,121
Paychex, Inc.	103,542	9,591,095
Paycom Software, Inc.	15,941	2,020,681
Paylocity Holding Corp. *	14,139	1,491,523
RB Global, Inc.	58,756	6,128,251
Republic Services, Inc., Class A	63,928	13,375,016
Rollins, Inc.	94,266	5,253,444
SS&C Technologies Holdings, Inc.	67,642	4,687,591
Tetra Tech, Inc.	82,765	2,674,965
TransUnion	61,913	4,395,823
Veralto Corp.	78,733	6,944,251
Verisk Analytics, Inc., Class A	44,459	8,202,241
Waste Management, Inc.	118,235	27,495,549
		195,202,512

Consumer Discretionary Distribution & Retail 5.7%
Amazon.com, Inc. *	3,118,142	826,494,719
AutoNation, Inc. *	8,548	1,815,424
AutoZone, Inc. *	5,286	19,579,503
Bath & Body Works, Inc.	63,073	1,226,139
Best Buy Co., Inc.	62,722	3,794,054
Boot Barn Holdings, Inc. *	9,800	1,680,210
Burlington Stores, Inc. *	19,880	6,361,799
CarMax, Inc. *	45,079	1,772,055
Carvana Co., Class A *	45,141	17,866,808
Chewy, Inc., Class A *	76,103	1,934,538
Coupang, Inc., Class A *	429,833	8,588,063
Dick's Sporting Goods, Inc.	21,102	4,788,466
Dillard's, Inc., Class A	957	544,744
eBay, Inc.	144,601	14,963,311
Etsy, Inc. *	30,167	1,940,945
Five Below, Inc. *	17,732	4,178,723
Floor & Decor Holdings, Inc., Class A *	33,359	1,614,576
GameStop Corp., Class A *	132,496	3,305,775
Gap, Inc.	72,258	1,776,824
Genuine Parts Co.	44,672	4,790,179
Group 1 Automotive, Inc.	3,723	1,328,627
Home Depot, Inc.	317,743	104,473,898
Lithia Motors, Inc., Class A	7,783	2,258,004
LKQ Corp.	82,993	2,620,919
Lowe's Cos., Inc.	179,328	42,821,733
Murphy USA, Inc.	5,325	3,131,100
Ollie's Bargain Outlet Holdings, Inc. *	19,604	1,695,942
O'Reilly Automotive, Inc. *	268,716	26,710,370
Penske Automotive Group, Inc.	5,885	1,009,395
Pool Corp.	10,607	2,262,685
Ross Stores, Inc.	103,241	23,517,267
TJX Cos., Inc.	354,454	55,560,665
Tractor Supply Co.	168,824	5,925,722
Ulta Beauty, Inc. *	14,146	7,603,192
Urban Outfitters, Inc. *	17,626	1,239,813
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wayfair, Inc., Class A *	33,802	2,160,962
Williams-Sonoma, Inc.	38,041	6,893,410
		1,220,230,559

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	45,331	4,632,828
DR Horton, Inc.	86,043	13,238,576
Garmin Ltd.	52,235	13,118,298
Hasbro, Inc.	42,843	4,106,073
Installed Building Products, Inc.	7,209	2,080,157
Lennar Corp., Class A	68,977	6,228,623
Lululemon Athletica, Inc. *	33,980	4,679,046
Mattel, Inc. *	94,679	1,427,759
Meritage Homes Corp.	20,670	1,391,918
Mohawk Industries, Inc. *	16,189	1,708,911
NIKE, Inc., Class B	380,669	16,886,477
NVR, Inc. *	893	5,640,072
PulteGroup, Inc.	61,331	7,504,461
Ralph Lauren Corp., Class A	12,440	4,461,482
SharkNinja, Inc. *	22,717	2,624,495
Somnigroup International, Inc.	67,210	5,098,551
Tapestry, Inc.	64,625	9,373,210
Taylor Morrison Home Corp., Class A *	30,538	1,854,878
Toll Brothers, Inc.	29,884	4,247,712
TopBuild Corp. *	8,989	3,979,430
VF Corp.	107,006	2,025,623
Whirlpool Corp. (a)	20,117	1,127,759
		117,436,339

Consumer Services 1.8%
ADT, Inc.	153,494	1,155,810
Airbnb, Inc., Class A *	135,371	19,000,674
Aramark	82,240	3,757,546
Booking Holdings, Inc.	257,100	43,285,356
Boyd Gaming Corp.	18,360	1,596,402
Bright Horizons Family Solutions, Inc. *	18,573	1,506,456
Brinker International, Inc. *	13,619	2,073,357
Caesars Entertainment, Inc. *	63,044	1,752,623
Carnival Corp.	367,615	9,745,474
Cava Group, Inc. *	32,068	2,995,472
Chipotle Mexican Grill, Inc., Class A *	415,867	14,135,319
Choice Hotels International, Inc.	6,658	659,675
Churchill Downs, Inc.	21,407	2,161,893
Darden Restaurants, Inc.	36,570	7,334,479
Domino's Pizza, Inc.	9,816	3,331,747
DoorDash, Inc., Class A *	118,970	20,064,290
DraftKings, Inc., Class A *	159,806	3,726,676
Duolingo, Inc. *	12,813	1,410,711
Dutch Bros, Inc., Class A *	41,168	2,367,572
Expedia Group, Inc.	37,252	9,252,279
Flutter Entertainment PLC *	56,166	6,061,996
Grand Canyon Education, Inc. *	8,299	1,403,112
H&R Block, Inc.	40,562	1,287,032
Hilton Worldwide Holdings, Inc.	73,353	23,771,507
Hyatt Hotels Corp., Class A	13,636	2,284,985
Las Vegas Sands Corp.	96,269	5,257,250
Liberty Live Holdings, Inc., Class C *	16,272	1,523,059
Life Time Group Holdings, Inc. *	48,702	1,305,701
Marriott International, Inc., Class A	70,291	25,423,552
McDonald's Corp.	227,377	66,755,613
MGM Resorts International *	61,044	2,377,053
Norwegian Cruise Line Holdings Ltd. *	145,564	2,646,354
Planet Fitness, Inc., Class A *	26,436	1,762,488
Royal Caribbean Cruises Ltd.	80,369	21,198,127
Service Corp. International	43,976	3,563,375
SECURITY	NUMBER OF SHARES	VALUE ($)
Starbucks Corp.	363,817	38,320,845
Stride, Inc. *	13,855	1,346,152
Texas Roadhouse, Inc., Class A	21,093	3,395,762
Vail Resorts, Inc.	11,539	1,467,530
Viking Holdings Ltd. *	58,652	4,804,185
Wingstop, Inc.	9,136	1,498,852
Wyndham Hotels & Resorts, Inc.	24,378	1,983,882
Wynn Resorts Ltd.	27,186	2,911,892
Yum! Brands, Inc.	88,625	14,148,981
		387,813,096

Consumer Staples Distribution & Retail 2.0%
Albertsons Cos., Inc., Class A	117,047	1,972,242
BJ's Wholesale Club Holdings, Inc. *	42,118	3,954,459
Casey's General Stores, Inc.	11,788	9,691,504
Costco Wholesale Corp.	141,691	143,749,770
Dollar General Corp.	70,061	8,118,669
Dollar Tree, Inc. *	59,032	5,732,598
Kroger Co.	185,750	12,644,003
Maplebear, Inc. *	59,395	2,515,378
Performance Food Group Co. *	50,858	4,605,700
Sprouts Farmers Market, Inc. *	30,766	2,518,197
Sysco Corp.	152,208	11,371,460
Target Corp.	145,020	18,816,345
U.S. Foods Holding Corp. *	70,008	6,545,048
Walmart, Inc.	1,399,256	184,603,844
		416,839,217

Energy 3.5%
Antero Midstream Corp.	107,769	2,355,830
Antero Resources Corp. *	94,326	3,703,239
APA Corp.	111,335	4,534,674
Baker Hughes Co., Class A	315,780	22,000,393
Cheniere Energy, Inc.	68,582	18,856,621
Chevron Corp.	598,424	115,681,343
Chord Energy Corp.	17,608	2,563,725
ConocoPhillips	391,261	49,212,809
Coterra Energy, Inc.	240,998	8,654,238
Devon Energy Corp.	197,556	10,148,452
Diamondback Energy, Inc.	61,955	12,739,807
DT Midstream, Inc.	32,019	4,738,492
EOG Resources, Inc.	173,555	24,396,626
EQT Corp.	199,252	11,971,060
Expand Energy Corp.	76,777	7,842,770
Exxon Mobil Corp.	1,333,988	205,874,368
Halliburton Co.	265,931	11,248,881
HF Sinclair Corp.	50,380	3,386,040
Kinder Morgan, Inc.	626,179	20,582,504
Marathon Petroleum Corp.	94,182	23,384,449
Matador Resources Co.	38,084	2,416,049
Occidental Petroleum Corp.	229,283	13,889,964
ONEOK, Inc.	200,918	18,576,878
Ovintiv, Inc.	87,812	5,404,829
Permian Resources Corp., Class A	238,079	5,147,268
Phillips 66	128,591	23,037,078
Range Resources Corp.	74,980	3,261,630
SLB Ltd.	477,562	27,163,727
Targa Resources Corp.	68,744	17,878,939
TechnipFMC PLC	129,635	9,796,517
Texas Pacific Land Corp.	18,458	8,189,261
Valero Energy Corp.	97,343	24,586,895
Venture Global, Inc., Class A	155,753	2,066,842
Viper Energy, Inc., Class A	59,154	2,921,024
Williams Cos., Inc.	389,938	29,756,169
		757,969,391

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 2.0%
Agree Realty Corp.	38,540	2,971,819
Alexandria Real Estate Equities, Inc.	49,794	2,017,155
American Healthcare REIT, Inc.	57,022	2,895,577
American Homes 4 Rent, Class A	102,582	3,266,211
American Tower Corp.	149,594	27,332,320
AvalonBay Communities, Inc.	45,208	8,273,064
Brixmor Property Group, Inc.	95,234	2,865,591
BXP, Inc.	47,347	2,767,906
Camden Property Trust	32,630	3,426,803
CareTrust REIT, Inc.	70,850	2,795,032
Crown Castle, Inc.	138,261	12,274,812
CubeSmart	72,575	2,937,836
Digital Realty Trust, Inc.	103,383	20,773,780
EastGroup Properties, Inc.	16,995	3,419,394
Equinix, Inc.	31,297	33,889,331
Equity LifeStyle Properties, Inc.	62,569	3,959,992
Equity Residential	109,767	7,176,566
Essential Properties Realty Trust, Inc.	67,919	2,134,694
Essex Property Trust, Inc.	20,518	5,400,543
Extra Space Storage, Inc.	67,522	9,677,928
Federal Realty Investment Trust	25,288	2,804,439
First Industrial Realty Trust, Inc.	42,795	2,653,718
Gaming & Leisure Properties, Inc.	90,335	4,377,634
Healthcare Realty Trust, Inc., Class A	107,878	2,017,319
Healthpeak Properties, Inc.	222,403	3,596,257
Host Hotels & Resorts, Inc.	204,875	4,329,009
Invitation Homes, Inc.	178,210	5,127,102
Iron Mountain, Inc.	93,944	11,836,005
Kimco Realty Corp.	218,625	5,168,295
Lamar Advertising Co., Class A	27,450	3,783,708
Lineage, Inc.	18,761	691,906
Mid-America Apartment Communities, Inc.	37,233	4,809,759
Millrose Properties, Inc., Class A	49,288	1,511,663
NNN REIT, Inc.	60,552	2,651,572
Omega Healthcare Investors, Inc.	92,592	4,349,046
Prologis, Inc.	297,138	42,199,539
Public Storage	50,471	15,264,954
Realty Income Corp.	293,283	18,840,500
Regency Centers Corp.	52,910	4,119,043
Rexford Industrial Realty, Inc.	74,996	2,691,606
Ryman Hospitality Properties, Inc.	19,484	2,047,574
SBA Communications Corp., Class A	34,081	7,538,717
Simon Property Group, Inc.	104,001	21,186,044
STAG Industrial, Inc.	61,025	2,354,344
Sun Communities, Inc.	37,075	4,739,668
Terreno Realty Corp.	32,151	2,096,245
UDR, Inc.	95,603	3,474,213
Ventas, Inc.	151,952	13,350,503
VICI Properties, Inc., Class A	348,692	10,181,806
Vornado Realty Trust	51,931	1,552,218
Welltower, Inc.	222,875	48,439,652
Weyerhaeuser Co.	232,399	5,698,423
WP Carey, Inc.	69,539	5,071,479
		430,810,314

Financial Services 7.0%
Affiliated Managers Group, Inc.	9,223	2,717,741
Affirm Holdings, Inc. *	94,524	6,076,003
AGNC Investment Corp.	353,549	3,896,110
Ally Financial, Inc.	88,538	3,930,202
American Express Co.	170,993	55,239,289
Ameriprise Financial, Inc.	29,239	13,882,385
Annaly Capital Management, Inc.	232,245	5,318,410
Apollo Global Management, Inc.	148,395	19,101,404
SECURITY	NUMBER OF SHARES	VALUE ($)
ARES Management Corp., Class A	65,457	7,684,652
Bank of New York Mellon Corp.	219,797	29,534,123
Berkshire Hathaway, Inc., Class B *	585,331	277,212,762
Blackrock, Inc.	46,037	49,057,027
Blackstone, Inc.	239,126	30,029,443
Block, Inc. *	174,173	12,280,938
Blue Owl Capital, Inc., Class A	199,231	1,942,502
Capital One Financial Corp.	199,520	38,168,176
Carlyle Group, Inc.	82,164	4,113,951
Cboe Global Markets, Inc.	33,311	9,996,298
Charles Schwab Corp. (b)	529,958	48,565,351
CME Group, Inc.	115,333	33,195,144
Coinbase Global, Inc., Class A *	71,205	13,370,163
Corebridge Financial, Inc.	81,492	2,244,290
Corpay, Inc. *	22,310	6,837,346
Credit Acceptance Corp. *	1,784	900,759
Enact Holdings, Inc.	9,991	426,915
Equitable Holdings, Inc.	90,612	3,823,826
Essent Group Ltd.	31,597	1,912,250
Evercore, Inc., Class A	12,415	3,988,815
FactSet Research Systems, Inc.	11,650	2,651,307
Fidelity National Information Services, Inc.	164,778	7,667,120
FirstCash Holdings, Inc.	12,667	2,764,193
Fiserv, Inc. *	172,017	10,776,865
Franklin Resources, Inc.	99,212	2,973,384
Global Payments, Inc.	74,915	5,390,883
Goldman Sachs Group, Inc.	95,816	88,511,946
Hamilton Lane, Inc., Class A	13,029	1,198,538
Houlihan Lokey, Inc., Class A	17,512	2,709,982
Interactive Brokers Group, Inc., Class A	141,910	11,281,845
Intercontinental Exchange, Inc.	181,325	28,665,669
Invesco Ltd.	142,368	3,731,465
Jack Henry & Associates, Inc.	23,066	3,546,397
Jackson Financial, Inc., Class A	22,800	2,639,556
Janus Henderson Group PLC	39,279	2,027,189
Jefferies Financial Group, Inc.	51,551	2,485,789
KKR & Co., Inc.	219,069	22,857,659
Lazard, Inc.	36,867	1,788,050
LPL Financial Holdings, Inc.	25,627	8,562,750
MarketAxess Holdings, Inc.	11,837	1,860,658
Mastercard, Inc., Class A	259,985	130,751,656
MGIC Investment Corp.	69,805	1,848,436
Moelis & Co., Class A	23,828	1,551,679
Moody's Corp.	48,842	22,557,678
Morgan Stanley	384,043	73,194,755
Morningstar, Inc.	7,321	1,235,126
MSCI, Inc., Class A	23,510	13,904,049
Nasdaq, Inc.	142,760	13,121,072
Northern Trust Corp.	59,482	9,894,236
OneMain Holdings, Inc.	37,750	2,218,568
PayPal Holdings, Inc.	293,884	14,735,344
PennyMac Financial Services, Inc.	9,275	837,440
Piper Sandler Cos.	21,428	1,868,522
Raymond James Financial, Inc.	55,927	8,854,363
Rithm Capital Corp.	169,577	1,658,463
Robinhood Markets, Inc., Class A *	252,265	18,387,596
Rocket Cos., Inc., Class A *	312,395	4,567,215
S&P Global, Inc.	97,703	42,132,465
SEI Investments Co.	28,833	2,614,576
Shift4 Payments, Inc., Class A *(a)	21,575	955,341
SLM Corp.	63,523	1,466,111
SoFi Technologies, Inc. *	404,110	6,506,171
Starwood Property Trust, Inc.	108,325	1,988,847
State Street Corp.	88,956	13,596,035
Stifel Financial Corp.	48,823	3,847,741
StoneX Group, Inc. *	22,473	2,382,812
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Synchrony Financial	110,803	8,443,189
T. Rowe Price Group, Inc.	69,844	7,185,551
Toast, Inc., Class A *	152,854	4,359,396
TPG, Inc.	41,588	1,814,069
Tradeweb Markets, Inc., Class A	36,559	4,140,307
Upstart Holdings, Inc. *	27,252	860,618
Visa, Inc., Class A	536,663	177,012,924
Voya Financial, Inc.	30,676	2,514,205
WEX, Inc. *	10,823	1,627,022
		1,504,171,098

Food, Beverage & Tobacco 2.0%
Altria Group, Inc.	535,897	38,932,917
Archer-Daniels-Midland Co.	152,523	11,369,064
Brown-Forman Corp., Class B	56,568	1,457,757
Bunge Global SA	43,362	5,510,009
Cal-Maine Foods, Inc.	14,578	1,126,296
Campbell's Co. (a)	64,545	1,341,891
Celsius Holdings, Inc. *	50,894	1,708,512
Coca-Cola Co.	1,236,235	97,365,869
Coca-Cola Consolidated, Inc.	18,170	3,726,122
Conagra Brands, Inc.	153,855	2,207,819
Constellation Brands, Inc., Class A	44,631	6,988,322
General Mills, Inc.	169,416	5,982,079
Hershey Co.	47,174	8,762,099
Hormel Foods Corp.	93,138	1,999,673
Ingredion, Inc.	20,043	2,239,605
J.M. Smucker Co.	33,914	3,324,589
Keurig Dr. Pepper, Inc.	434,036	12,760,658
Kraft Heinz Co.	270,064	6,119,650
Lamb Weston Holdings, Inc.	44,780	1,950,169
McCormick & Co., Inc. - Non Voting Shares	80,519	4,093,586
Molson Coors Beverage Co., Class B	53,776	2,298,386
Mondelez International, Inc., Class A	409,102	25,135,227
Monster Beverage Corp. *	227,377	17,523,945
PepsiCo, Inc.	435,975	69,097,678
Philip Morris International, Inc.	496,955	82,032,362
Pilgrim's Pride Corp.	13,039	431,591
Post Holdings, Inc. *	13,334	1,396,737
Primo Brands Corp.	81,452	1,659,992
Smithfield Foods, Inc.	7,482	196,627
Tyson Foods, Inc., Class A	89,559	5,738,045
		424,477,276

Health Care Equipment & Services 3.1%
Abbott Laboratories	554,472	50,340,513
Align Technology, Inc. *	20,948	3,687,058
Baxter International, Inc.	163,922	2,881,749
Becton Dickinson & Co.	90,680	13,514,947
Boston Scientific Corp. *	473,027	27,251,085
Cardinal Health, Inc.	75,111	14,487,410
Cencora, Inc.	62,304	19,190,255
Centene Corp. *	150,088	8,058,225
Chemed Corp.	4,430	1,882,661
Cigna Group	84,150	24,452,307
Cooper Cos., Inc. *	63,011	3,963,392
CVS Health Corp.	406,300	33,840,727
DaVita, Inc. *	10,622	1,647,897
Dexcom, Inc. *	122,851	7,315,777
Doximity, Inc., Class A *	43,881	1,072,452
Edwards Lifesciences Corp. *	185,043	15,451,091
Elevance Health, Inc.	70,404	26,501,474
Encompass Health Corp.	32,070	3,207,000
Ensign Group, Inc.	18,401	3,435,283
GE HealthCare Technologies, Inc.	146,126	8,890,306
SECURITY	NUMBER OF SHARES	VALUE ($)
Glaukos Corp. *	17,892	2,570,544
Globus Medical, Inc., Class A *	35,541	3,205,087
Guardant Health, Inc. *	40,340	3,512,807
HCA Healthcare, Inc.	50,077	21,755,953
HealthEquity, Inc. *	28,099	2,304,961
Henry Schein, Inc. *	31,668	2,362,116
Hims & Hers Health, Inc. *	66,561	1,808,462
Humana, Inc.	38,316	9,059,435
IDEXX Laboratories, Inc. *	25,480	14,289,184
Insulet Corp. *	22,429	3,860,928
Intuitive Surgical, Inc. *	113,359	51,874,212
IRhythm Holdings, Inc. *	10,338	1,335,256
Labcorp Holdings, Inc.	26,309	6,756,151
Masimo Corp. *	14,339	2,558,508
McKesson Corp.	39,099	31,873,505
Medtronic PLC	409,200	33,132,924
Merit Medical Systems, Inc. *	18,622	1,269,648
Molina Healthcare, Inc. *	16,415	3,194,687
Penumbra, Inc. *	12,511	4,084,591
Quest Diagnostics, Inc.	35,163	6,828,655
RadNet, Inc. *	22,148	1,252,469
ResMed, Inc.	46,790	10,004,170
Solventum Corp. *	47,562	3,203,776
STERIS PLC	31,423	6,815,020
Stryker Corp.	109,842	34,614,509
Teleflex, Inc.	14,258	1,766,709
Tenet Healthcare Corp. *	27,959	4,952,098
UnitedHealth Group, Inc.	289,177	107,134,295
Universal Health Services, Inc., Class B	17,656	2,970,975
Veeva Systems, Inc., Class A *	48,271	7,528,828
Waystar Holding Corp. *	37,041	791,751
Zimmer Biomet Holdings, Inc.	62,605	5,160,530
		664,904,353

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	75,562	7,334,048
Clorox Co.	38,377	3,701,078
Colgate-Palmolive Co.	257,445	21,975,505
elf Beauty, Inc. *	18,076	1,156,322
Estee Lauder Cos., Inc., Class A	79,099	6,067,684
Kenvue, Inc.	612,577	10,738,475
Kimberly-Clark Corp.	105,847	10,418,520
Procter & Gamble Co.	741,850	109,118,716
		170,510,348

Insurance 1.7%
Aflac, Inc.	149,013	16,938,308
Allstate Corp.	82,954	18,022,586
American Financial Group, Inc.	21,509	2,866,505
American International Group, Inc.	170,643	12,764,096
Aon PLC, Class A	68,555	21,365,166
Arch Capital Group Ltd. *	114,683	10,832,956
Arthur J Gallagher & Co.	82,123	16,950,187
Assurant, Inc.	16,305	3,852,382
Axis Capital Holdings Ltd.	24,261	2,436,047
Brown & Brown, Inc.	92,882	5,586,852
Chubb Ltd.	116,116	37,969,932
Cincinnati Financial Corp.	49,737	8,136,973
CNA Financial Corp.	6,753	325,697
Erie Indemnity Co., Class A	8,119	1,777,493
Everest Group Ltd.	12,874	4,592,928
Fidelity National Financial, Inc.	80,486	4,209,418
First American Financial Corp.	32,652	2,289,885
Globe Life, Inc.	25,292	3,902,556
Hanover Insurance Group, Inc.	11,138	2,090,491
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hartford Insurance Group, Inc.	89,042	12,181,836
Kinsale Capital Group, Inc.	6,944	2,247,148
Lincoln National Corp.	53,945	2,039,661
Loews Corp.	53,814	6,059,995
Markel Group, Inc. *	4,027	7,137,737
Marsh & McLennan Cos., Inc.	154,642	25,935,010
MetLife, Inc.	175,436	14,052,424
Old Republic International Corp.	72,800	2,908,360
Primerica, Inc.	10,227	2,876,548
Principal Financial Group, Inc.	62,963	6,353,596
Progressive Corp.	187,140	37,667,539
Prudential Financial, Inc.	111,540	10,943,189
Reinsurance Group of America, Inc.	20,850	4,408,941
RenaissanceRe Holdings Ltd.	13,860	4,254,604
RLI Corp.	29,310	1,517,379
Ryan Specialty Holdings, Inc., Class A	36,659	1,274,633
Travelers Cos., Inc.	69,015	21,059,237
Unum Group	49,185	3,953,490
W.R. Berkley Corp.	94,980	6,347,513
Willis Towers Watson PLC	30,533	7,822,555
		357,951,853

Materials 2.2%
Air Products & Chemicals, Inc.	70,868	21,263,943
Albemarle Corp.	37,348	7,346,352
Alcoa Corp.	83,537	5,328,825
Amcor PLC	146,358	5,567,458
Amrize Ltd. *	163,632	8,800,129
Anglogold Ashanti PLC	134,888	12,643,052
AptarGroup, Inc.	20,522	2,538,161
Avery Dennison Corp.	24,889	4,080,054
Axalta Coating Systems Ltd. *	67,538	1,920,781
Balchem Corp.	10,157	1,641,574
Ball Corp.	85,662	5,232,235
Celanese Corp., Class A	35,470	2,403,447
CF Industries Holdings, Inc.	49,861	6,192,736
Cleveland-Cliffs, Inc. *	185,554	1,892,651
Coeur Mining, Inc. *	330,297	5,935,437
Commercial Metals Co.	34,590	2,385,326
Corteva, Inc.	214,361	17,365,385
CRH PLC	213,791	25,317,130
Crown Holdings, Inc.	35,328	3,473,096
Dow, Inc.	229,025	9,273,222
DuPont de Nemours, Inc.	132,443	6,047,347
Eagle Materials, Inc.	10,033	2,108,034
Eastman Chemical Co.	35,995	2,630,875
Ecolab, Inc.	81,150	21,147,690
Element Solutions, Inc.	72,932	3,106,174
Freeport-McMoRan, Inc.	458,273	26,479,014
Graphic Packaging Holding Co.	91,284	869,937
Hecla Mining Co.	213,859	3,853,739
International Flavors & Fragrances, Inc.	81,893	5,748,889
International Paper Co.	167,238	5,087,380
Linde PLC	148,886	74,612,730
Louisiana-Pacific Corp.	20,450	1,476,286
LyondellBasell Industries NV, Class A	82,135	6,127,271
Martin Marietta Materials, Inc.	19,364	11,987,671
Mosaic Co.	102,849	2,393,296
MP Materials Corp. *	43,429	2,868,051
NewMarket Corp.	2,458	1,660,674
Newmont Corp.	348,256	38,687,759
Nucor Corp.	73,205	16,492,354
Packaging Corp. of America	28,567	6,097,626
PPG Industries, Inc.	71,617	7,770,445
Reliance, Inc.	16,740	6,068,250
Royal Gold, Inc.	26,017	6,071,847
SECURITY	NUMBER OF SHARES	VALUE ($)
RPM International, Inc.	40,252	4,101,276
Sherwin-Williams Co.	73,392	23,603,601
Smurfit Westrock PLC	167,516	6,430,939
Solstice Advanced Materials, Inc.	50,610	4,147,490
Steel Dynamics, Inc.	44,180	10,102,199
Vulcan Materials Co.	42,457	12,810,975
Westlake Corp.	11,159	1,286,410
		472,477,223

Media & Entertainment 9.5%
Alphabet, Inc., Class A	1,858,362	715,097,698
Alphabet, Inc., Class C	1,492,753	570,142,081
Charter Communications, Inc., Class A *	27,449	4,533,751
EchoStar Corp., Class A *	43,274	5,328,760
Electronic Arts, Inc.	71,570	14,483,621
Fox Corp., Class A	105,464	6,695,909
Liberty Broadband Corp., Class C *	37,809	1,455,268
Liberty Media Corp.-Liberty Formula One, Class C *	71,486	6,144,222
Live Nation Entertainment, Inc. *	50,756	8,016,403
Match Group, Inc.	75,548	2,827,006
Meta Platforms, Inc., Class A	698,185	427,226,383
Netflix, Inc. *	1,347,829	126,170,273
New York Times Co., Class A	50,865	4,019,861
News Corp., Class A	161,429	4,248,811
Nexstar Media Group, Inc., Class A	9,077	1,889,287
Omnicom Group, Inc.	100,419	7,704,146
Paramount Skydance Corp., Class B (a)	101,942	1,043,886
Pinterest, Inc., Class A *	187,402	3,684,323
Reddit, Inc., Class A *	40,559	5,971,501
ROBLOX Corp., Class A *	211,622	11,694,232
Roku, Inc. *	41,478	4,834,676
Sirius XM Holdings, Inc.	60,640	1,633,642
Snap, Inc., Class A *	349,378	2,120,724
Take-Two Interactive Software, Inc. *	55,372	11,836,319
TKO Group Holdings, Inc.	21,266	3,957,390
Trade Desk, Inc., Class A *	140,798	3,321,425
Versant Media Group, Inc.	46,404	1,864,977
Walt Disney Co.	565,760	58,697,600
Warner Bros Discovery, Inc. *	792,420	21,434,961
		2,038,079,136

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	564,155	119,217,235
Agilent Technologies, Inc.	90,165	10,418,566
Alnylam Pharmaceuticals, Inc. *	42,362	13,110,615
Amgen, Inc.	172,004	59,556,385
Atrium Therapeutics, Inc. *	4,540	57,976
Avantor, Inc. *	212,877	1,724,304
Axsome Therapeutics, Inc. *	13,552	2,815,428
Biogen, Inc. *	46,900	8,877,232
BioMarin Pharmaceutical, Inc. *	60,071	3,238,428
Bio-Rad Laboratories, Inc., Class A *	5,849	1,638,422
Bio-Techne Corp.	48,662	2,691,982
Bridgebio Pharma, Inc. *	54,322	3,862,837
Bristol-Myers Squibb Co.	649,726	39,366,898
Charles River Laboratories International, Inc. *	15,340	2,561,320
Corcept Therapeutics, Inc. *	28,954	1,346,940
Cytokinetics, Inc. *	38,382	2,455,296
Danaher Corp.	200,639	35,904,349
Elanco Animal Health, Inc. *	157,436	3,521,843
Eli Lilly & Co.	252,944	236,401,462
Exelixis, Inc. *	83,448	3,710,098
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Gilead Sciences, Inc.	396,350	51,858,434
Halozyme Therapeutics, Inc. *	37,648	2,396,672
Illumina, Inc. *	48,763	6,180,223
Incyte Corp. *	53,713	5,117,237
Insmed, Inc. *	68,227	9,301,387
Ionis Pharmaceuticals, Inc. *	51,551	3,853,953
IQVIA Holdings, Inc. *	54,313	8,601,550
Jazz Pharmaceuticals PLC *	19,269	3,911,992
Johnson & Johnson	769,201	176,800,850
Madrigal Pharmaceuticals, Inc. *	5,889	3,046,910
Medpace Holdings, Inc. *	7,152	2,994,256
Merck & Co., Inc.	792,269	86,499,929
Mettler-Toledo International, Inc. *	6,507	8,306,901
Moderna, Inc. *	110,969	5,097,916
Natera, Inc. *	44,167	9,105,469
Neurocrine Biosciences, Inc. *	31,790	4,185,789
Nuvalent, Inc., Class A *	16,560	1,660,637
Pfizer, Inc.	1,813,704	48,425,897
Regeneron Pharmaceuticals, Inc.	32,214	22,777,231
Repligen Corp. *	17,121	2,025,585
Revolution Medicines, Inc. *	62,616	9,024,218
Revvity, Inc.	36,337	3,147,511
Rhythm Pharmaceuticals, Inc. *	19,470	1,584,079
Roivant Sciences Ltd. *	144,252	4,115,510
Royalty Pharma PLC, Class A	119,900	6,005,791
Summit Therapeutics, Inc. *(a)	50,934	1,093,044
Tempus AI, Inc., Class A *	32,067	1,779,077
Thermo Fisher Scientific, Inc.	120,002	57,476,158
United Therapeutics Corp. *	13,631	7,788,072
Vertex Pharmaceuticals, Inc. *	81,208	34,706,675
Viatris, Inc.	365,703	5,463,603
Waters Corp. *	31,416	9,714,770
West Pharmaceutical Services, Inc.	23,033	6,854,390
Zoetis, Inc.	134,883	15,507,498
		1,178,886,830

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	92,990	13,272,463
CoStar Group, Inc. *	135,005	4,672,523
Jones Lang LaSalle, Inc. *	14,874	4,731,866
Zillow Group, Inc., Class C *	56,281	2,498,876
		25,175,728

Semiconductors & Semiconductor Equipment 15.9%
Advanced Micro Devices, Inc. *	520,406	184,478,723
Allegro MicroSystems, Inc. *	39,941	1,937,139
Amkor Technology, Inc.	37,203	2,594,909
Analog Devices, Inc.	155,939	62,728,022
Applied Materials, Inc.	253,368	99,951,142
Astera Labs, Inc. *	42,147	8,207,707
Broadcom, Inc.	1,513,306	631,699,324
Cirrus Logic, Inc. *	16,446	2,682,014
Credo Technology Group Holding Ltd. *	50,782	8,836,576
Enphase Energy, Inc. *	41,764	1,376,541
Entegris, Inc.	47,865	6,767,154
First Solar, Inc. *	34,483	6,961,773
GLOBALFOUNDRIES, Inc. *	33,807	2,183,932
Impinj, Inc. *	8,309	1,204,140
Intel Corp. *	1,498,670	141,594,342
KLA Corp.	41,829	73,215,390
Lam Research Corp.	398,733	102,817,291
Lattice Semiconductor Corp. *	43,609	5,332,509
MACOM Technology Solutions Holdings, Inc. *	20,537	5,783,425
Marvell Technology, Inc.	278,240	45,951,336
SECURITY	NUMBER OF SHARES	VALUE ($)
Microchip Technology, Inc.	173,768	16,144,785
Micron Technology, Inc.	359,270	185,800,073
MKS, Inc.	21,169	6,006,704
Monolithic Power Systems, Inc.	15,557	25,115,376
NVIDIA Corp.	7,756,123	1,547,889,467
NXP Semiconductors NV	80,385	23,600,232
ON Semiconductor Corp. *	125,603	12,662,038
Qnity Electronics, Inc.	66,482	9,351,358
Qorvo, Inc. *	27,194	2,562,219
QUALCOMM, Inc.	340,595	61,164,050
Rambus, Inc. *	34,613	3,984,302
Semtech Corp. *	29,621	3,111,686
SiTime Corp. *	7,032	3,953,039
Skyworks Solutions, Inc.	47,741	3,349,986
Teradyne, Inc.	49,868	17,128,162
Texas Instruments, Inc.	289,255	81,303,795
Universal Display Corp.	14,402	1,254,270
		3,400,684,931

Software & Services 8.7%
Accenture PLC, Class A	196,379	35,094,891
ACI Worldwide, Inc. *	31,644	1,367,654
Adobe, Inc. *	131,024	32,245,006
Akamai Technologies, Inc. *	45,741	4,710,408
Amdocs Ltd.	34,782	2,249,352
Appfolio, Inc., Class A *	7,789	1,301,464
AppLovin Corp., Class A *	86,370	38,551,250
Atlassian Corp., Class A *	54,938	3,768,197
Aurora Innovation, Inc. *	413,271	2,430,033
Autodesk, Inc. *	67,786	16,065,282
Bentley Systems, Inc., Class B	47,981	1,565,140
Bill Holdings, Inc. *	28,319	1,076,122
Cadence Design Systems, Inc. *	86,990	28,671,034
CCC Intelligent Solutions Holdings, Inc. *	187,471	982,348
Circle Internet Group, Inc. *	17,176	1,560,955
Clearwater Analytics Holdings, Inc., Class A *	92,039	2,227,344
Cloudflare, Inc., Class A *	101,339	20,771,455
Cognizant Technology Solutions Corp., Class A	152,557	8,070,265
Commvault Systems, Inc. *	13,902	1,374,630
CoreWeave, Inc., Class A *	77,151	8,610,052
Crowdstrike Holdings, Inc., Class A *	80,488	35,877,526
Datadog, Inc., Class A *	104,837	13,858,403
Docusign, Inc., Class A *	62,835	2,889,782
Dropbox, Inc., Class A *	55,383	1,345,253
D-Wave Quantum, Inc. *	118,319	2,399,509
Dynatrace, Inc. *	93,590	3,388,894
Elastic NV *	30,131	1,398,982
EPAM Systems, Inc. *	17,902	2,036,890
Fair Isaac Corp. *	7,577	7,766,425
Figma, Inc., Class A *	11,871	210,117
Fortinet, Inc. *	201,710	17,006,170
Gartner, Inc. *	22,461	3,335,234
Gen Digital, Inc.	175,639	3,388,076
Gitlab, Inc., Class A *	44,400	983,016
GoDaddy, Inc., Class A *	43,128	3,743,079
Guidewire Software, Inc. *	27,042	3,742,342
HubSpot, Inc. *	16,677	3,698,292
InterDigital, Inc.	8,315	2,465,896
International Business Machines Corp.	298,425	68,930,207
Intuit, Inc.	88,964	34,562,514
Kyndryl Holdings, Inc. *	71,281	985,103
Life360, Inc. *	24,992	1,076,905
Manhattan Associates, Inc. *	19,556	2,696,577
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MARA Holdings, Inc. *	119,164	1,428,776
Microsoft Corp.	2,370,121	966,487,941
MongoDB, Inc., Class A *	25,986	6,518,068
Nutanix, Inc., Class A *	86,254	3,526,926
Okta, Inc. *	54,487	4,012,968
Oracle Corp.	541,249	87,352,176
Palantir Technologies, Inc., Class A *	729,166	101,434,282
Palo Alto Networks, Inc. *	258,014	46,267,070
Pegasystems, Inc.	28,262	1,032,976
Procore Technologies, Inc. *	38,543	2,180,763
PTC, Inc. *	37,851	5,159,091
Roper Technologies, Inc.	33,965	12,051,122
Rubrik, Inc., Class A *	48,515	2,580,028
SailPoint, Inc. *	23,111	263,928
Salesforce, Inc.	299,047	52,790,767
Samsara, Inc., Class A *	114,422	3,288,488
SentinelOne, Inc., Class A *	111,116	1,573,403
ServiceNow, Inc. *	333,873	29,484,325
ServiceTitan, Inc., Class A *	18,840	1,120,226
Snowflake, Inc., Class A *	109,251	14,909,484
SoundHound AI, Inc., Class A *(a)	120,860	962,046
Strategy, Inc., Class A *	100,044	16,552,280
Synopsys, Inc. *	61,074	29,474,312
Trimble, Inc. *	75,488	5,081,852
Twilio, Inc., Class A *	48,225	7,140,194
Tyler Technologies, Inc. *	13,597	4,638,481
UiPath, Inc., Class A *	131,824	1,357,787
Unity Software, Inc. *	113,892	3,009,027
Varonis Systems, Inc., Class B *	36,538	960,949
VeriSign, Inc.	26,513	7,122,983
Workday, Inc., Class A *	67,937	8,315,489
Zoom Communications, Inc. *	83,720	8,133,398
Zscaler, Inc. *	32,390	4,232,725
		1,870,922,405

Technology Hardware & Equipment 9.2%
Advanced Energy Industries, Inc.	12,054	4,627,651
Amphenol Corp., Class A	392,591	57,816,877
Apple, Inc.	4,686,021	1,271,551,798
Arista Networks, Inc. *	330,079	57,007,944
Arrow Electronics, Inc. *	16,185	3,040,029
Badger Meter, Inc.	9,639	1,165,451
Belden, Inc.	12,798	1,439,519
CDW Corp.	41,543	5,687,652
Ciena Corp. *	45,003	23,742,683
Cisco Systems, Inc.	1,260,952	115,377,108
Cognex Corp.	52,751	2,928,208
Coherent Corp. *	59,894	19,148,711
Corning, Inc.	249,056	40,904,957
Dell Technologies, Inc., Class C	94,844	19,817,654
Everpure, Inc., Class A *	100,245	7,162,505
F5, Inc. *	17,856	5,783,558
Fabrinet *	11,552	7,895,445
Flex Ltd. *	118,547	10,852,978
Hewlett Packard Enterprise Co.	425,268	12,234,960
HP, Inc.	291,428	6,079,188
IonQ, Inc. *(a)	113,369	5,115,209
Itron, Inc. *	14,839	1,243,508
Jabil, Inc.	33,736	11,385,563
Keysight Technologies, Inc. *	54,647	19,121,532
Littelfuse, Inc.	7,881	3,185,264
Lumentum Holdings, Inc. *	22,791	20,564,775
Mirion Technologies, Inc., Class A *	76,410	1,509,098
Motorola Solutions, Inc.	52,830	23,193,955
NetApp, Inc.	63,583	7,043,089
Sandisk Corp. *	47,135	51,683,999
Sanmina Corp. *	17,202	3,746,940
SECURITY	NUMBER OF SHARES	VALUE ($)
Seagate Technology Holdings PLC	69,605	46,888,712
Super Micro Computer, Inc. *	161,556	4,426,634
TD SYNNEX Corp.	24,103	5,499,823
TE Connectivity PLC	93,909	19,876,779
Teledyne Technologies, Inc. *	14,984	9,677,416
Ubiquiti, Inc.	1,380	1,396,574
Vontier Corp.	46,491	1,668,097
Western Digital Corp.	108,284	47,051,564
Zebra Technologies Corp., Class A *	15,577	3,524,452
		1,962,067,859

Telecommunication Services 0.9%
AST SpaceMobile, Inc. *	79,681	5,888,426
AT&T, Inc.	2,235,874	58,423,388
Comcast Corp., Class A	1,146,159	30,992,139
T-Mobile U.S., Inc.	151,398	29,598,309
Verizon Communications, Inc.	1,346,795	64,686,564
		189,588,826

Transportation 1.4%
Alaska Air Group, Inc. *	36,813	1,439,756
American Airlines Group, Inc. *	207,539	2,430,282
Avis Budget Group, Inc. *(a)	5,429	980,857
CH Robinson Worldwide, Inc.	38,043	6,916,598
CSX Corp.	594,582	27,011,860
Delta Air Lines, Inc.	207,124	14,082,361
Expeditors International of Washington, Inc.	43,038	6,364,890
FedEx Corp.	68,833	27,761,037
GXO Logistics, Inc. *	35,623	2,035,142
JB Hunt Transport Services, Inc.	23,505	5,912,213
Joby Aviation, Inc. *	194,251	1,785,167
Knight-Swift Transportation Holdings, Inc.	51,247	3,325,930
Lyft, Inc., Class A *	127,980	1,810,917
Norfolk Southern Corp.	71,762	22,664,593
Old Dominion Freight Line, Inc.	58,794	12,489,609
Ryder System, Inc.	12,501	3,172,379
Saia, Inc. *	8,390	3,765,600
Southwest Airlines Co.	157,036	5,954,805
Uber Technologies, Inc. *	657,420	49,050,106
U-Haul Holding Co., Non Voting Shares	32,569	1,553,216
Union Pacific Corp.	189,222	50,991,545
United Airlines Holdings, Inc. *	103,281	9,295,290
United Parcel Service, Inc., Class B	235,253	25,595,526
XPO, Inc. *	37,388	8,230,220
		294,619,899

Utilities 2.3%
AES Corp.	225,313	3,255,773
Alliant Energy Corp.	81,550	5,988,217
Ameren Corp.	88,826	10,095,075
American Electric Power Co., Inc.	172,954	23,713,723
American Water Works Co., Inc.	62,700	8,051,934
Atmos Energy Corp.	53,196	10,106,176
CenterPoint Energy, Inc.	207,346	9,050,653
CMS Energy Corp.	98,360	7,548,146
Consolidated Edison, Inc.	115,154	12,838,519
Constellation Energy Corp.	99,417	31,117,521
Dominion Energy, Inc.	273,229	17,623,270
DTE Energy Co.	65,974	10,007,596
Duke Energy Corp.	248,164	32,149,646
Edison International	122,284	8,497,515
Entergy Corp.	144,388	17,024,789
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Essential Utilities, Inc.	89,994	3,437,771
Evergy, Inc.	73,315	6,073,415
Eversource Energy	120,166	8,495,736
Exelon Corp.	326,810	15,029,992
FirstEnergy Corp.	165,107	7,845,885
IDACORP, Inc.	17,459	2,579,393
National Fuel Gas Co.	30,522	2,575,446
NextEra Energy, Inc.	664,084	65,000,542
NiSource, Inc.	154,114	7,440,624
NRG Energy, Inc.	67,607	10,518,297
OGE Energy Corp.	66,040	3,222,752
Oklo, Inc. *	39,533	2,866,143
Ormat Technologies, Inc.	19,465	2,236,529
PG&E Corp.	700,660	11,644,969
Pinnacle West Capital Corp.	38,853	4,029,833
PPL Corp.	234,981	8,797,689
Public Service Enterprise Group, Inc.	159,509	13,025,505
Sempra	207,778	19,763,843
Southern Co.	351,327	33,973,321
Southwest Gas Holdings, Inc.	20,939	1,969,313
Talen Energy Corp. *	14,760	5,496,919
TXNM Energy, Inc.	32,203	1,901,909
UGI Corp.	68,844	2,484,580
Vistra Corp.	101,391	16,003,555
WEC Energy Group, Inc.	103,984	12,263,873
Xcel Energy, Inc.	189,050	15,681,697
		491,428,084
Total Common Stocks (Cost $3,444,739,551)		21,349,808,129

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)	39,442,825	39,442,825
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)(d)	12,102,276	12,102,276
		51,545,101
Total Short-Term Investments (Cost $51,545,101)		51,545,101
Total Investments in Securities (Cost $3,496,284,652)		21,401,353,230

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/18/26	13	4,746,560	188,070
S&P 500 Index, e-mini, expires 06/18/26	118	42,738,125	2,665,368
			2,853,438

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $11,831,219.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.(a)	$51,552,531	$160,596	($1,675,690 )	$1,081,274	($2,553,360 )	$48,565,351	529,958	$316,622

(a)	Issuers are affiliated with the fund’s investment adviser.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$21,349,808,129	$—	$—	$21,349,808,129
Short-Term Investments[1]	51,545,101	—	—	51,545,101
Futures Contracts[2]	2,853,438	—	—	2,853,438
Total	$21,404,206,668	$—	$—	$21,404,206,668

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $8,937,566)		$48,565,351
Investments in securities, at value - unaffiliated issuers (cost $3,487,347,086) including securities on loan of $11,831,219		21,352,787,879
Deposit with broker for futures contracts		5,763,691
Receivables:
Dividends		8,523,635
Fund shares sold		1,465,324
Variation margin on future contracts		571,202
Income from securities on loan	+	15,711
Total assets		21,417,692,793

Liabilities
Collateral held for securities on loan		12,102,276
Payables:
Fund shares redeemed		8,059,752
Investment adviser fees		843,517
Investments bought	+	215,084
Total liabilities		21,220,629
Net assets		$21,396,472,164

Net Assets by Source
Capital received from investors		$3,253,830,350
Total distributable earnings	+	18,142,641,814
Net assets		$21,396,472,164

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$21,396,472,164		1,390,149,257		$15.39

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $33,276)		$121,146,430
Dividends received from securities - affiliated issuers		316,622
Other Interest		70,988
Securities on loan, net	+	75,801
Total investment income		121,609,841

Expenses
Investment adviser fees		4,991,783
Total expenses	–	4,991,783
Net investment income		116,618,058

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		1,081,274
Net realized gains on sales of securities - unaffiliated issuers		128,818,335
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		36,896,211
Net realized gains on futures contracts	+	2,022,232
Net realized gains		168,818,052
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(2,553,360)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		907,919,923
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,516,882
Net change in unrealized appreciation (depreciation)		907,883,445
Net realized and unrealized gains		1,076,701,497
Increase in net assets resulting from operations		$1,193,319,555
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$116,618,058	$222,616,424
Net realized gains		168,818,052	257,195,338
Net change in unrealized appreciation (depreciation)	+	907,883,445	3,137,028,897
Increase in net assets resulting from operations		$1,193,319,555	$3,616,840,659

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($293,561,765 )	($218,384,415 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		47,676,100	$694,585,130	111,974,742	$1,450,290,800
Shares reinvested		15,468,751	224,760,947	13,121,300	170,314,465
Shares redeemed	+	(66,006,515)	(965,564,498)	(141,165,651)	(1,833,422,360)
Net transactions in fund shares		(2,861,664)	($46,218,421 )	(16,069,609)	($212,817,095 )

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,393,010,921	$20,542,932,795	1,409,080,530	$17,357,293,646
Total increase (decrease)	+	(2,861,664)	853,539,369	(16,069,609)	3,185,639,149
End of period		1,390,149,257	$21,396,472,164	1,393,010,921	$20,542,932,795

[1]
For the period ended October 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 10-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$40.16	$35.63	$26.99	$29.87	$39.97	$27.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.31	0.45	0.47	0.47	0.40	0.37
Net realized and unrealized gains (losses)	5.12	4.67	8.66	(2.98)	(7.31)	13.29
Total from investment operations	5.43	5.12	9.13	(2.51)	(6.91)	13.66
Less distributions:
Distributions from net investment income	(0.51)	(0.59)	(0.49)	(0.37)	(0.42)	(0.38)
Distributions from net realized gains	—	—	—	—	(2.77)	(0.49)
Total distributions	(0.51)	(0.59)	(0.49)	(0.37)	(3.19)	(0.87)
Net asset value at end of period	$45.08	$40.16	$35.63	$26.99	$29.87	$39.97
Total return	13.66%*	14.50%	34.14%	(8.47%)	(18.53%)	50.82%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%**	0.04%	0.04%	0.04%	0.04%[2]	0.04%
Net investment income (loss)	1.52%**	1.24%	1.42%	1.60%	1.25%	0.98%
Portfolio turnover rate	5%*,3	12%[3]	15%[3]	10%[3]	16%[3]	19%[3]
Net assets, end of period (x 1,000,000)	$7,221	$7,193	$6,330	$4,881	$5,372	$6,587

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.1%
Adient PLC *	172,713	3,635,609
Cooper-Standard Holdings, Inc. *	36,422	1,095,210
Dana, Inc.	247,933	9,037,158
Dauch Corp. *	501,226	2,862,000
Dorman Products, Inc. *	60,552	6,812,706
Faraday Future Intelligent Electric, Inc. *	442,117	192,851
Fox Factory Holding Corp. *	91,198	1,618,764
Garrett Motion, Inc.	389,714	9,980,576
Gentherm, Inc. *	66,300	1,995,630
Goodyear Tire & Rubber Co. *	606,772	4,295,946
Holley, Inc. *	169,127	558,119
LCI Industries	51,955	6,194,075
Livewire Group, Inc., Class A *(a)	27,512	50,072
Motorcar Parts of America, Inc. *	29,089	326,379
Patrick Industries, Inc.	71,205	6,622,065
Phinia, Inc.	83,567	6,029,359
Solid Power, Inc. *	387,596	1,337,206
Standard Motor Products, Inc.	45,986	1,718,497
Strattec Security Corp. *	8,978	675,684
Visteon Corp.	60,271	6,732,873
Winnebago Industries, Inc.	59,564	1,942,382
XPEL, Inc. *	55,407	2,638,481
		76,351,642

Banks 9.3%
1st Source Corp.	40,708	2,993,259
ACNB Corp.	22,160	1,123,290
Amalgamated Financial Corp.	50,215	2,052,789
Amerant Bancorp, Inc.	79,609	1,828,619
Ameris Bancorp	143,648	12,245,992
Ames National Corp.	19,087	537,872
Arrow Financial Corp.	36,160	1,332,496
Associated Banc-Corp.	365,631	10,296,169
Atlantic Union Bankshares Corp.	313,003	11,784,563
Avidbank Holdings, Inc. *	6,032	178,788
Axos Financial, Inc. *	119,457	11,520,433
Banc of California, Inc.	297,663	5,575,228
BancFirst Corp.	45,868	5,119,327
Bancorp, Inc. *	91,686	5,485,573
Bank First Corp.	22,610	3,285,459
Bank of Hawaii Corp.	86,397	6,869,425
Bank of Marin Bancorp	32,553	834,659
Bank of NT Butterfield & Son Ltd.	91,659	5,082,492
Bank7 Corp.	9,317	400,072
BankUnited, Inc.	163,001	7,576,286
Bankwell Financial Group, Inc.	14,795	765,197
Banner Corp.	73,891	4,944,047
Bar Harbor Bankshares	35,601	1,219,334
BayCom Corp.	22,388	671,192
BCB Bancorp, Inc.	35,244	357,727
Beacon Financial Corp.	182,964	5,219,963
Blue Ridge Bankshares, Inc.	147,513	505,970
Bridgewater Bancshares, Inc. *	46,373	840,742
Burke & Herbert Financial Services Corp.	29,518	1,898,303
Business First Bancshares, Inc.	68,885	1,886,071
BV Financial, Inc. *	15,156	296,754
Byline Bancorp, Inc.	67,575	2,172,536
C&F Financial Corp.	6,661	497,910
California BanCorp	49,954	933,640
SECURITY	NUMBER OF SHARES	VALUE ($)
Camden National Corp.	36,589	1,762,492
Capital Bancorp, Inc.	24,885	783,629
Capital City Bank Group, Inc.	30,162	1,392,580
Capitol Federal Financial, Inc.	269,449	2,069,368
Carter Bankshares, Inc. *	47,738	1,222,093
Cathay General Bancorp	141,772	7,943,485
CB Financial Services, Inc.	10,354	364,254
Central Pacific Financial Corp.	56,500	1,880,320
CF Bankshares, Inc.	10,992	322,066
Chain Bridge Bancorp, Inc., Class A *	5,386	200,144
Chemung Financial Corp.	9,275	615,953
ChoiceOne Financial Services, Inc.	31,586	948,528
Citizens & Northern Corp.	38,145	842,242
Citizens Community Bancorp, Inc.	19,522	405,082
Citizens Financial Services, Inc.	9,915	626,231
City Holding Co.	30,812	3,788,644
Civista Bancshares, Inc.	44,904	1,116,762
CNB Financial Corp.	63,888	1,940,917
Coastal Financial Corp. *	28,216	2,133,694
CoastalSouth Bancshares, Inc.	20,208	516,314
Colony Bankcorp, Inc.	44,656	885,975
Columbia Financial, Inc. *	60,456	1,162,569
Commercial Bancgroup, Inc.	15,027	435,182
Community Financial System, Inc.	116,149	7,359,201
Community Trust Bancorp, Inc.	35,095	2,278,718
Community West Bancshares	50,845	1,206,043
ConnectOne Bancorp, Inc.	104,482	3,052,964
Customers Bancorp, Inc. *	70,281	5,360,332
CVB Financial Corp.	368,111	7,498,421
Dime Community Bancshares, Inc.	87,507	3,140,626
Eagle Bancorp Montana, Inc.	15,773	348,899
Eagle Bancorp, Inc.	61,243	1,583,132
Eagle Financial Services, Inc.	10,234	385,617
Eastern Bankshares, Inc.	478,280	9,675,604
ECB Bancorp, Inc. *	15,863	284,899
Enterprise Financial Services Corp.	80,463	4,652,371
Equity Bancshares, Inc., Class A	37,539	1,702,018
Esquire Financial Holdings, Inc.	15,819	1,662,893
Farmers & Merchants Bancorp, Inc.	27,937	748,153
Farmers National Banc Corp.	120,672	1,697,855
FB Bancorp, Inc. *	34,652	484,435
FB Financial Corp.	97,189	5,255,009
Fidelity D&D Bancorp, Inc.	10,290	463,976
Financial Institutions, Inc.	42,728	1,455,743
Finward Bancorp	8,176	263,104
Finwise Bancorp *	20,087	312,353
First BanCorp	343,129	8,331,172
First Bancorp, Inc.	23,833	678,287
First Bancorp/Southern Pines NC	88,675	5,120,094
First Bank	47,797	709,307
First Busey Corp.	185,237	4,853,209
First Business Financial Services, Inc.	17,630	990,806
First Capital, Inc.	7,164	387,429
First Commonwealth Financial Corp.	226,230	4,164,894
First Community Bankshares, Inc.	36,151	1,540,756
First Community Corp.	15,601	461,946
First Financial Bancorp	227,992	6,903,598
First Financial Bankshares, Inc.	294,661	9,508,710
First Financial Corp.	24,871	1,633,279
First Internet Bancorp	16,678	382,260
First Interstate BancSystem, Inc., Class A	189,191	6,714,389
First Merchants Corp.	136,917	5,536,923
First Mid Bancshares, Inc.	47,716	2,008,366
First National Corp.	16,611	443,846
First United Corp.	13,074	485,830
First Western Financial, Inc. *	17,914	507,145
Firstsun Capital Bancorp *	49,678	1,756,614
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Five Star Bancorp	33,899	1,371,215
Flagstar Bank NA	665,454	9,296,392
Flushing Financial Corp.	71,335	1,149,920
Franklin Financial Services Corp.	9,199	518,364
FS Bancorp, Inc.	14,381	584,444
Fulton Financial Corp.	421,812	9,106,921
FVCBankcorp, Inc.	33,258	520,820
GBank Financial Holdings, Inc. *	19,931	586,968
German American Bancorp, Inc.	79,442	3,421,567
Glacier Bancorp, Inc.	281,625	13,813,706
Great Southern Bancorp, Inc.	17,825	1,216,022
Greene County Bancorp, Inc.	15,415	370,731
Hancock Whitney Corp.	183,498	12,387,950
Hanmi Financial Corp.	65,163	1,949,025
Hanover Bancorp, Inc.	10,484	248,680
Hawthorn Bancshares, Inc.	12,502	420,317
HBT Financial, Inc.	24,522	680,731
Heritage Financial Corp.	74,578	2,052,387
Hilltop Holdings, Inc.	95,410	3,594,095
Hingham Institution For Savings	3,712	1,054,950
Home Bancorp, Inc.	15,099	939,007
Home BancShares, Inc.	413,618	11,113,916
HomeTrust Bancshares, Inc.	34,435	1,572,646
Hope Bancorp, Inc.	271,956	3,385,852
Horizon Bancorp, Inc.	109,532	1,982,529
Independent Bank Corp.	109,090	8,507,929
Independent Bank Corp., MI	43,471	1,443,672
International Bancshares Corp.	119,472	8,570,921
Investar Holding Corp.	28,047	777,182
John Marshall Bancorp, Inc.	28,153	591,213
Kearny Financial Corp.	127,091	1,021,812
Lakeland Financial Corp.	54,545	3,301,063
Landmark Bancorp, Inc.	10,094	267,693
LCNB Corp.	29,980	485,976
LINKBANCORP, Inc.	47,285	410,907
Live Oak Bancshares, Inc.	77,484	2,913,398
MainStreet Bancshares, Inc.	14,801	346,639
Mechanics Bancorp, Class A	105,501	1,557,722
Mercantile Bank Corp.	36,731	1,884,668
Meridian Corp.	19,873	374,010
Metrocity Bankshares, Inc.	48,464	1,550,363
Metropolitan Bank Holding Corp.	19,464	1,719,644
Mid Penn Bancorp, Inc.	42,459	1,399,873
Midland States Bancorp, Inc.	44,293	1,152,061
MVB Financial Corp.	24,569	641,988
National Bank Holdings Corp., Class A	83,357	3,559,344
National Bankshares, Inc.	13,869	496,441
NB Bancorp, Inc.	87,104	1,709,852
NBT Bancorp, Inc.	112,338	4,908,047
Nicolet Bankshares, Inc.	40,527	5,936,395
Northeast Bank	16,230	2,018,201
Northeast Community Bancorp, Inc.	27,091	650,049
Northfield Bancorp, Inc.	81,880	1,142,226
Northpointe Bancshares, Inc.	45,693	814,706
Northrim BanCorp, Inc.	48,263	1,183,891
Northwest Bancshares, Inc.	318,142	4,399,904
Norwood Financial Corp.	21,607	632,437
Oak Valley Bancorp	14,505	479,825
OceanFirst Financial Corp.	123,021	2,346,010
OFG Bancorp	94,621	4,348,781
Ohio Valley Banc Corp.	8,276	368,365
Old National Bancorp	768,464	18,420,082
Old Second Bancorp, Inc.	110,444	2,276,251
OP Bancorp	26,240	376,282
Orange County Bancorp, Inc.	25,876	882,372
Origin Bancorp, Inc.	65,333	3,058,891
Orrstown Financial Services, Inc.	40,618	1,492,305
Park National Corp.	32,566	5,607,540
SECURITY	NUMBER OF SHARES	VALUE ($)
Parke Bancorp, Inc.	21,629	651,249
Pathward Financial, Inc.	48,640	4,223,898
Patriot National Bancorp, Inc. *	178,145	218,228
PCB Bancorp	23,686	571,543
Peapack-Gladstone Financial Corp.	35,518	1,482,877
Peoples Bancorp of North Carolina, Inc.	8,884	350,207
Peoples Bancorp, Inc.	76,074	2,616,946
Peoples Financial Services Corp.	20,143	1,147,345
Pioneer Bancorp, Inc. *	23,971	341,107
Plumas Bancorp	14,284	728,627
Ponce Financial Group, Inc. *	43,083	752,229
Preferred Bank	25,595	2,424,614
Primis Financial Corp.	46,121	676,134
Princeton Bancorp, Inc.	11,615	415,469
Provident Financial Services, Inc.	282,622	6,409,867
QCR Holdings, Inc.	35,775	3,234,775
RBB Bancorp	35,789	863,231
Red River Bancshares, Inc.	11,026	1,000,389
Renasant Corp.	206,651	8,243,308
Republic Bancorp, Inc., Class A	18,241	1,381,391
Rhinebeck Bancorp, Inc. *	11,327	185,083
Richmond Mutual BanCorp, Inc.	18,177	287,560
Riverview Bancorp, Inc.	42,561	220,466
S&T Bancorp, Inc.	81,799	3,609,790
SB Financial Group, Inc.	13,314	277,464
Seacoast Banking Corp. of Florida	213,179	6,708,743
ServisFirst Bancshares, Inc.	113,028	8,999,289
Shore Bancshares, Inc.	66,869	1,290,572
Sierra Bancorp	26,209	945,621
Simmons First National Corp., Class A	316,514	6,729,088
SmartFinancial, Inc.	33,438	1,402,390
Sound Financial Bancorp, Inc.	4,735	194,845
South Plains Financial, Inc.	26,915	1,105,668
Southern First Bancshares, Inc. *	17,322	975,229
Southern Missouri Bancorp, Inc.	20,987	1,432,153
Southside Bancshares, Inc.	63,155	2,086,010
SR Bancorp, Inc.	15,934	307,686
Stellar Bancorp, Inc.	101,792	3,823,308
Sterling Bancorp, Inc. *(b)	46,061	6,474
Stock Yards Bancorp, Inc.	57,852	4,184,435
Texas Capital Bancshares, Inc. *	96,417	9,709,192
Third Coast Bancshares, Inc. *	27,816	1,038,649
Timberland Bancorp, Inc.	16,115	642,666
Tompkins Financial Corp.	29,570	2,491,864
Towne Bank	188,653	6,708,501
TriCo Bancshares	66,391	3,337,476
Triumph Financial, Inc. *	49,793	3,369,990
TrustCo Bank Corp.	38,610	1,837,836
Trustmark Corp.	120,877	5,363,312
UMB Financial Corp.	159,439	20,116,419
Union Bankshares, Inc.	9,085	224,309
United Bankshares, Inc.	306,839	13,442,617
United Community Banks, Inc.	268,247	8,940,673
Unity Bancorp, Inc.	16,240	849,027
Univest Financial Corp.	61,200	2,324,988
USCB Financial Holdings, Inc.	25,481	464,773
Valley National Bancorp	1,064,164	14,440,705
Virginia National Bankshares Corp.	10,397	438,753
WaFd, Inc.	167,017	5,912,402
Washington Trust Bancorp, Inc.	41,232	1,295,922
WesBanco, Inc.	207,534	7,135,019
West BanCorp, Inc.	33,523	802,876
Westamerica BanCorp	51,874	2,843,733
Western New England Bancorp, Inc.	39,356	549,016
WSFS Financial Corp.	117,045	8,423,729
		670,257,768

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 15.4%
3D Systems Corp. *	312,367	768,423
AAR Corp. *	85,693	9,457,936
Aebi Schmidt Holding AG	82,381	957,267
AeroVironment, Inc. *	82,979	16,182,565
AerSale Corp. *	78,438	527,103
AirJoule Technologies Corp. *	68,787	211,864
AIRO Group Holdings, Inc. *	44,962	343,510
Alamo Group, Inc.	22,683	3,934,139
Albany International Corp., Class A	63,039	3,658,784
Alliance Laundry Holdings, Inc. *	95,365	2,419,410
Allient, Inc.	31,472	2,397,537
Alta Equipment Group, Inc.	42,790	331,622
Ameresco, Inc., Class A *	70,092	2,074,022
American Superconductor Corp. *	101,055	5,410,485
American Woodmark Corp. *	31,811	1,389,504
Amprius Technologies, Inc. *	252,811	5,324,200
Apogee Enterprises, Inc.	46,006	1,674,618
Archer Aviation, Inc., Class A *	1,334,904	7,662,349
Arcosa, Inc.	106,585	13,479,805
Argan, Inc.	29,454	19,733,591
Array Technologies, Inc. *	332,414	2,572,884
Astec Industries, Inc.	50,198	3,263,874
Astronics Corp. *	68,612	4,898,897
Atkore, Inc.	73,880	5,773,722
Atmus Filtration Technologies, Inc.	180,816	11,463,734
AZZ, Inc.	65,052	9,305,038
Beta Technologies, Inc., Class A *	72,983	1,162,619
Bloom Energy Corp., Class A *	479,667	135,918,441
Blue Bird Corp. *	69,661	4,465,967
BlueLinx Holdings, Inc. *	16,883	894,124
Boise Cascade Co.	81,481	6,458,999
Bowman Consulting Group Ltd., Class A *	31,194	984,483
Brookfield Business Corp., Class A (a)	50,610	1,725,801
Byrna Technologies, Inc. *	39,945	233,678
Cadre Holdings, Inc.	62,265	1,846,157
Cardinal Infrastructure Group, Inc., Class A *	28,100	1,490,143
CECO Environmental Corp. *	64,760	4,801,306
Centuri Holdings, Inc. *	193,293	7,267,817
Chart Industries, Inc. *	99,242	20,632,412
Columbus McKinnon Corp.	62,765	969,719
Concrete Pumping Holdings, Inc. *	48,380	383,170
Construction Partners, Inc., Class A *	104,693	12,946,336
CSW Industrials, Inc.	35,016	10,196,659
Custom Truck One Source, Inc. *	133,334	1,313,340
Distribution Solutions Group, Inc. *	21,749	588,528
DNOW, Inc. *	408,278	5,507,670
Douglas Dynamics, Inc.	49,572	2,286,756
Ducommun, Inc. *	30,246	4,292,815
DXP Enterprises, Inc. *	28,548	4,874,571
Dycom Industries, Inc. *	64,042	26,519,792
Eastern Co.	11,950	261,227
Energy Recovery, Inc. *	114,902	1,271,965
Enerpac Tool Group Corp., Class A	116,710	4,096,521
EnerSys	80,682	17,206,243
Enovix Corp. *(a)	423,832	2,826,959
Enpro, Inc.	46,385	13,523,547
Eos Energy Enterprises, Inc. *	677,151	4,536,912
ESCO Technologies, Inc.	57,038	18,477,460
Eve Holding, Inc. *	212,384	611,666
EVI Industries, Inc.	14,993	278,420
Federal Signal Corp.	131,790	16,227,303
Firefly Aerospace, Inc. *(a)	51,307	1,775,222
Fluence Energy, Inc. *	157,048	1,912,845
Fluor Corp. *	353,323	18,849,782
SECURITY	NUMBER OF SHARES	VALUE ($)
Franklin Electric Co., Inc.	85,023	8,518,454
GATX Corp.	78,774	15,433,402
Gencor Industries, Inc. *	22,397	333,267
Gibraltar Industries, Inc. *	65,407	2,552,835
Global Industrial Co.	31,873	1,055,315
Gorman-Rupp Co.	46,092	3,491,008
Graham Corp. *	22,695	2,160,564
Granite Construction, Inc.	96,089	13,170,919
Greenbrier Cos., Inc.	66,322	3,257,737
Griffon Corp.	84,178	7,674,508
Helios Technologies, Inc.	72,899	4,986,292
Herc Holdings, Inc.	71,689	9,098,768
Hillman Solutions Corp. *	435,491	3,553,607
Hudson Technologies, Inc. *	84,534	529,183
Hyliion Holdings Corp. *	273,092	521,606
Hyster-Yale, Inc.	27,096	1,069,479
IES Holdings, Inc. *	19,788	12,745,055
Insteel Industries, Inc.	40,474	1,059,609
Intuitive Machines, Inc., Class A *	243,179	6,164,588
Janus International Group, Inc. *	294,651	1,532,185
JBT Marel Corp.	114,612	13,535,677
JELD-WEN Holding, Inc. *	185,652	254,343
Kadant, Inc.	25,821	7,568,910
Karat Packaging, Inc.	18,884	541,782
Kennametal, Inc.	167,083	6,467,783
Kratos Defense & Security Solutions, Inc. *	396,848	25,021,266
KULR Technology Group, Inc. *(a)	98,059	252,992
L.B. Foster Co., Class A *	22,257	681,287
Legence Corp., Class A *	112,304	9,765,956
Limbach Holdings, Inc. *	23,104	2,305,086
Lindsay Corp.	22,989	2,574,078
LSI Industries, Inc.	60,370	1,467,595
Luxfer Holdings PLC	59,223	891,306
Manitowoc Co., Inc. *	76,629	1,041,388
Masterbrand, Inc. *	277,606	2,492,902
Matrix Service Co. *	59,890	809,713
Mayville Engineering Co., Inc. *	28,754	655,879
McGrath RentCorp	53,855	5,953,670
Mercury Systems, Inc. *	119,142	9,401,495
Microvast Holdings, Inc. *	444,626	858,128
Miller Industries, Inc.	24,397	1,170,812
Modine Manufacturing Co. *	114,983	29,278,121
Moog, Inc., Class A	61,723	18,597,757
Mueller Water Products, Inc., Class A	341,574	9,526,499
MYR Group, Inc. *	33,876	13,713,344
NANO Nuclear Energy, Inc. *(a)	87,360	2,042,477
National Presto Industries, Inc.	11,341	1,585,925
Net Power, Inc. *(a)	84,845	162,054
Nextpower, Inc., Class A *	320,126	38,136,610
NPK International, Inc. *	179,882	2,941,071
NuScale Power Corp. *	349,907	4,359,841
NWPX Infrastructure, Inc. *	20,543	2,020,199
Omega Flex, Inc.	7,700	242,704
Orion Group Holdings, Inc. *	83,923	1,143,031
Palladyne AI Corp. *(a)	66,765	406,599
Park Aerospace Corp.	39,463	1,336,217
Park-Ohio Holdings Corp.	21,455	621,122
Plug Power, Inc. *	2,904,862	9,092,218
Powell Industries, Inc.	62,842	17,424,201
Power Solutions International, Inc. *	18,954	1,388,760
Preformed Line Products Co.	5,600	1,860,600
Primoris Services Corp.	118,721	21,506,309
Proto Labs, Inc. *	52,261	3,387,035
Quanex Building Products Corp.	100,388	2,001,737
Red Cat Holdings, Inc. *(a)	227,339	2,664,413
Redwire Corp. *	233,003	2,141,298
Resideo Technologies, Inc. *	283,654	11,734,766
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Richtech Robotics, Inc., Class B *(a)	372,578	916,542
Rush Enterprises, Inc., Class A	153,086	11,332,957
Satellogic, Inc., Class A *	179,369	1,158,724
Shoals Technologies Group, Inc., Class A *	367,839	2,920,642
SKYX Platforms Corp. *	198,328	214,194
Southland Holdings, Inc. *	31,438	33,639
SPX Technologies, Inc. *	105,801	23,160,897
Standex International Corp.	26,376	7,200,648
Sterling Infrastructure, Inc. *	65,454	33,749,391
SunPower, Inc. *(a)	178,125	147,452
Sunrun, Inc. *	498,400	6,344,632
T1 Energy, Inc. *	446,910	2,145,168
Tecnoglass, Inc.	59,520	2,564,122
Tennant Co.	39,742	3,300,176
Terex Corp.	245,885	15,294,047
Thermon Group Holdings, Inc. *	71,267	4,310,941
Titan International, Inc. *	107,794	821,390
Titan Machinery, Inc. *	46,760	977,752
Transcat, Inc. *	19,914	1,515,455
Trinity Industries, Inc.	176,595	5,758,763
Tutor Perini Corp.	97,595	9,068,527
UFP Industries, Inc.	127,638	11,422,325
V2X, Inc. *	58,140	3,942,473
Vicor Corp. *	50,396	13,570,131
Voyager Technologies, Inc., Class A *	105,294	2,780,815
VSE Corp.	59,092	10,144,915
Wabash National Corp.	87,377	759,306
Watts Water Technologies, Inc., Class A	60,261	18,087,942
Willis Lease Finance Corp.	6,234	1,210,331
Worthington Enterprises, Inc.	69,136	3,752,011
Xometry, Inc., Class A *	96,465	4,945,761
York Space Systems, Inc. *(a)	39,030	1,294,235
Zurn Elkay Water Solutions Corp.	329,797	17,136,252
		1,108,752,151

Commercial & Professional Services 2.7%
ABM Industries, Inc.	131,238	5,354,510
ACCO Brands Corp.	191,717	615,412
ACV Auctions, Inc., Class A *	365,558	1,897,246
Alight, Inc., Class A	1,021,217	844,955
Asure Software, Inc. *	51,040	461,912
Barrett Business Services, Inc.	54,168	1,707,917
BlackSky Technology, Inc. *	69,925	2,480,939
BrightView Holdings, Inc. *	156,323	1,860,244
Brink's Co.	91,191	9,734,639
Casella Waste Systems, Inc., Class A *	138,067	10,941,810
CBIZ, Inc. *	108,441	3,307,451
Cimpress PLC *	37,284	3,298,143
CompX International, Inc.	3,107	72,300
Conduent, Inc. *	319,237	545,895
CoreCivic, Inc. *	226,750	4,639,305
CRA International, Inc.	13,996	2,203,950
CSG Systems International, Inc.	61,089	4,912,167
Deluxe Corp.	96,959	3,020,273
Ennis, Inc.	52,751	1,101,441
Enviri Corp. *	167,016	3,288,545
Exponent, Inc.	109,500	7,324,455
Falcon's Beyond Global, Inc., Class A *(a)	38,425	650,151
First Advantage Corp. *	172,604	2,202,427
Forrester Research, Inc. *	23,038	144,909
Franklin Covey Co. *	22,250	471,700
GEO Group, Inc. *	292,648	5,416,915
Healthcare Services Group, Inc. *	154,776	3,313,754
HireQuest, Inc.	10,462	121,045
SECURITY	NUMBER OF SHARES	VALUE ($)
HNI Corp.	154,595	5,648,901
Huron Consulting Group, Inc. *	37,466	4,895,495
IBEX Holdings Ltd. *	22,180	615,495
ICF International, Inc.	40,252	2,884,458
Innodata, Inc. *	67,506	2,850,778
Insperity, Inc.	78,748	2,801,066
Interface, Inc., Class A	127,371	3,551,104
Kelly Services, Inc., Class A	67,788	661,611
Kforce, Inc.	38,164	1,725,394
Korn Ferry	114,920	7,635,285
Legalzoom.com, Inc. *	274,179	1,768,455
Liquidity Services, Inc. *	50,591	1,803,569
Maximus, Inc.	119,522	7,843,034
MillerKnoll, Inc.	150,181	2,414,910
Mistras Group, Inc. *	24,093	454,876
Mobile Infrastructure Corp. *	23,574	43,376
Montrose Environmental Group, Inc. *	71,888	1,513,242
NL Industries, Inc.	19,332	115,992
OPENLANE, Inc. *	230,930	7,260,439
Perma-Fix Environmental Services, Inc. *	38,171	483,245
Pitney Bowes, Inc.	354,179	5,475,607
Planet Labs PBC *	594,363	21,973,600
Public Policy Holding Co., Inc.	9,072	127,189
Quad/Graphics, Inc.	58,855	437,881
RCM Technologies, Inc. *	10,549	330,078
Resolute Holdings Management, Inc. *	9,224	1,255,294
Resources Connection, Inc.	67,245	285,119
Skillsoft Corp. *(a)	11,108	85,754
Spire Global, Inc., Class A *(a)	64,476	1,149,607
TIC Solutions, Inc. *	442,643	4,045,757
TriNet Group, Inc.	65,578	3,002,161
TrueBlue, Inc. *(c)	61,820	339,392
TTEC Holdings, Inc. *	39,145	113,912
UniFirst Corp.	32,074	8,195,228
Upwork, Inc. *	270,292	2,797,522
Verra Mobility Corp., Class A *	350,867	5,203,358
Vestis Corp. *	201,192	1,955,586
Virco Mfg. Corp.	28,636	173,534
Willdan Group, Inc. *	30,785	2,339,660
		198,191,374

Consumer Discretionary Distribution & Retail 1.9%
1-800-Flowers.com, Inc., Class A *(a)	49,728	176,037
Abercrombie & Fitch Co., Class A *	99,367	8,480,974
Academy Sports & Outdoors, Inc.	145,343	7,970,610
Advance Auto Parts, Inc.	131,666	7,835,444
American Eagle Outfitters, Inc.	350,114	6,098,986
America's Car-Mart, Inc. *	15,481	189,023
Arhaus, Inc.	113,336	838,686
Arko Corp.	156,392	1,032,187
Asbury Automotive Group, Inc. *	42,552	8,667,417
BARK, Inc. *	11,208	105,804
Barnes & Noble Education, Inc. *	35,366	348,709
Bed Bath & Beyond, Inc. *	152,382	746,672
Boot Barn Holdings, Inc. *	67,576	11,585,905
Buckle, Inc.	69,468	3,863,116
Build-A-Bear Workshop, Inc.	26,813	990,472
Caleres, Inc.	73,061	957,099
Camping World Holdings, Inc., Class A	133,542	1,093,709
Citi Trends, Inc. *	10,536	513,209
Designer Brands, Inc., Class A	73,802	553,515
Envela Corp. *	15,052	265,066
EVgo, Inc., Class A *	283,947	596,289
Genesco, Inc. *	21,936	778,509
GigaCloud Technology, Inc., Class A *	52,755	2,347,070
Gold.com, Inc.	41,438	1,872,583
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Group 1 Automotive, Inc.	25,705	9,173,343
Groupon, Inc., Class A *(a)	56,217	798,844
Haverty Furniture Cos., Inc.	29,780	659,329
J Jill, Inc.	15,742	200,553
Kohl's Corp.	239,626	3,395,500
Lands' End, Inc. *(a)	20,266	228,803
MarineMax, Inc. *	42,083	1,209,465
Monro, Inc.	62,088	1,090,265
National Vision Holdings, Inc. *	171,479	3,981,742
OneWater Marine, Inc., Class A *	24,667	231,623
Outdoor Holding Co. *	233,505	474,015
Petco Health & Wellness Co., Inc., Class A *	190,695	541,574
RealReal, Inc. *	234,306	2,785,898
Revolve Group, Inc. *	88,522	2,252,885
Sally Beauty Holdings, Inc. *	217,859	3,089,241
Savers Value Village, Inc. *	85,092	719,027
Shoe Carnival, Inc.	40,279	745,967
Signet Jewelers Ltd.	86,899	7,736,618
Sleep Number Corp. *(a)	39,783	119,747
Sonic Automotive, Inc., Class A	32,693	2,574,574
Stitch Fix, Inc., Class A *	247,146	899,612
ThredUp, Inc., Class A *	217,193	931,758
Torrid Holdings, Inc. *(a)	76,924	132,309
Upbound Group, Inc.	114,683	2,266,136
Urban Outfitters, Inc. *	142,992	10,058,057
Victoria's Secret & Co. *	151,974	7,876,812
Warby Parker, Inc., Class A *	218,114	4,824,682
Weyco Group, Inc.	13,257	437,348
Winmark Corp.	6,533	2,485,741
Zumiez, Inc. *	29,250	718,673
		140,547,232

Consumer Durables & Apparel 2.4%
Acushnet Holdings Corp.	60,590	5,866,324
American Outdoor Brands, Inc. *	26,595	250,259
Bassett Furniture Industries, Inc.	17,734	258,562
Beazer Homes USA, Inc. *	61,106	1,319,279
Callaway Golf Co. *	290,199	4,440,045
Capri Holdings Ltd. *	258,337	5,040,155
Carter's, Inc.	78,099	2,820,936
Cavco Industries, Inc. *	17,056	8,647,392
Century Communities, Inc.	55,984	3,136,224
Champion Homes, Inc. *	122,419	9,332,000
Clarus Corp.	58,628	152,726
Cricut, Inc., Class A	106,226	457,834
Dream Finders Homes, Inc., Class A *	65,311	953,541
Ermenegildo Zegna NV	134,011	1,624,213
Escalade, Inc.	21,280	397,936
Ethan Allen Interiors, Inc.	51,257	1,093,824
Figs, Inc., Class A *	196,401	2,938,159
Flexsteel Industries, Inc.	7,817	432,280
Funko, Inc., Class A *	89,641	395,317
G-III Apparel Group Ltd.	79,621	2,483,379
Green Brick Partners, Inc. *	68,646	4,629,486
Hamilton Beach Brands Holding Co., Class A	15,472	321,972
Helen of Troy Ltd. *	50,707	1,173,867
Hovnanian Enterprises, Inc., Class A *	10,682	1,201,084
Installed Building Products, Inc.	50,888	14,683,732
JAKKS Pacific, Inc.	19,754	429,847
Johnson Outdoors, Inc., Class A	12,961	682,137
KB Home	135,180	7,163,188
Kontoor Brands, Inc.	120,700	8,854,552
Lakeland Industries, Inc. (a)	18,345	186,569
Latham Group, Inc. *	109,701	665,885
La-Z-Boy, Inc.	91,160	3,166,898
SECURITY	NUMBER OF SHARES	VALUE ($)
Legacy Housing Corp. *	18,712	406,986
Leggett & Platt, Inc.	293,007	3,184,986
LGI Homes, Inc. *	44,582	2,183,180
Lovesac Co. *	29,098	460,039
M/I Homes, Inc. *	57,232	7,525,436
Malibu Boats, Inc., Class A *	40,861	1,046,042
Marine Products Corp.	20,561	162,843
MasterCraft Boat Holdings, Inc. *	35,007	817,413
Meritage Homes Corp.	147,705	9,946,455
Movado Group, Inc.	33,734	918,914
Oxford Industries, Inc.	31,271	1,339,650
Peloton Interactive, Inc., Class A *	870,258	4,742,906
Polaris, Inc.	116,964	7,751,204
Rocky Brands, Inc.	15,622	572,859
Smith & Wesson Brands, Inc.	97,579	1,516,378
Sonos, Inc. *	262,679	3,895,530
Steven Madden Ltd.	157,580	5,918,705
Sturm Ruger & Co., Inc.	30,583	1,326,691
Superior Group of Cos., Inc.	23,354	263,433
Taylor Morrison Home Corp., Class A *	210,657	12,795,306
Traeger, Inc. *	1,658	69,105
Tri Pointe Homes, Inc. *	185,662	8,705,691
Wolverine World Wide, Inc.	178,932	3,045,423
		173,794,777

Consumer Services 2.6%
Accel Entertainment, Inc., Class A *	110,170	1,376,023
American Public Education, Inc. *	38,066	2,213,538
Bally's Corp. *(a)	21,035	280,186
Biglari Holdings, Inc., Class B *	1,491	461,092
BJ's Restaurants, Inc. *	41,907	1,609,229
Black Rock Coffee Bar, Inc., Class A *	38,046	467,205
Bloomin' Brands, Inc.	186,148	1,135,503
Brightstar Lottery PLC	230,496	3,026,412
Brinker International, Inc. *	95,187	14,491,269
Carriage Services, Inc., Class A	30,849	1,514,686
Cheesecake Factory, Inc.	101,489	6,380,613
Coursera, Inc. *	311,468	1,853,235
Covista, Inc. *	74,668	8,603,247
Cracker Barrel Old Country Store, Inc. (a)	48,215	1,510,094
Dave & Buster's Entertainment, Inc. *	60,256	679,085
Dine Brands Global, Inc.	30,918	858,902
Driven Brands Holdings, Inc. *	129,780	1,761,115
El Pollo Loco Holdings, Inc. *	61,515	831,683
European Wax Center, Inc., Class A *	64,380	373,404
First Watch Restaurant Group, Inc. *	131,685	1,727,707
Frontdoor, Inc. *	159,061	10,916,356
Genius Sports Ltd. *	478,712	2,087,184
Global Business Travel Group I *	283,664	1,662,271
Graham Holdings Co., Class B	7,038	7,900,225
Hilton Grand Vacations, Inc. *	133,498	6,270,401
Inspired Entertainment, Inc. *	53,607	376,321
Jack in the Box, Inc. *	38,781	488,641
KinderCare Learning Cos., Inc. *	69,113	271,614
Krispy Kreme, Inc. *	170,972	673,630
Kura Sushi USA, Inc., Class A *	14,879	819,386
Laureate Education, Inc. *	278,400	8,378,448
Life Time Group Holdings, Inc. *	330,991	8,873,869
Lincoln Educational Services Corp. *	64,984	2,673,442
Lindblad Expeditions Holdings, Inc. *	83,571	1,548,571
Marriott Vacations Worldwide Corp.	61,260	4,411,333
Matthews International Corp., Class A	64,920	1,852,817
McGraw Hill, Inc. *	64,281	777,157
Mister Car Wash, Inc. *	215,484	1,525,627
Monarch Casino & Resort, Inc.	27,991	3,322,252
Nathan's Famous, Inc.	6,394	641,830
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Navan, Inc., Class A *	82,800	1,448,172
Nerdy, Inc. *	145,277	129,907
OneSpaWorld Holdings Ltd.	219,524	5,413,462
Papa John's International, Inc.	71,672	2,593,810
Perdoceo Education Corp.	141,388	4,798,709
Phoenix Education Partners, Inc.	10,784	302,168
Portillo's, Inc., Class A *	147,626	922,662
Pursuit Attractions & Hospitality, Inc. *	46,234	1,945,527
RCI Hospitality Holdings, Inc.	15,878	397,268
Red Rock Resorts, Inc., Class A	107,236	5,786,454
Rush Street Interactive, Inc. *	201,260	5,655,406
Sabre Corp. *	819,027	1,498,819
Serve Robotics, Inc. *(a)	144,249	1,360,268
Shake Shack, Inc., Class A *	85,218	8,731,436
Six Flags Entertainment Corp. *	210,974	3,962,092
Strategic Education, Inc.	50,452	3,955,437
Stride, Inc. *	91,653	8,905,005
Super Group SGHC Ltd.	350,136	4,537,762
Sweetgreen, Inc., Class A *	228,298	1,570,690
Target Hospitality Corp. *	71,178	1,034,928
Udemy, Inc. *	205,053	971,951
United Parks & Resorts, Inc. *	59,219	2,087,470
Universal Technical Institute, Inc. *	103,814	3,896,139
Xponential Fitness, Inc., Class A *	60,559	398,478
		188,929,623

Consumer Staples Distribution & Retail 0.5%
Andersons, Inc.	71,162	5,589,064
Chefs' Warehouse, Inc. *	80,130	6,218,088
Grocery Outlet Holding Corp. *	209,374	1,656,148
HF Foods Group, Inc. *	81,839	157,949
Ingles Markets, Inc., Class A	32,197	2,945,060
Natural Grocers by Vitamin Cottage, Inc.	28,288	819,220
PriceSmart, Inc.	56,227	8,823,141
United Natural Foods, Inc. *	131,540	6,579,631
Village Super Market, Inc., Class A	19,781	852,363
Weis Markets, Inc.	30,096	2,112,137
		35,752,801

Energy 6.3%
Archrock, Inc.	379,059	14,688,536
Ardmore Shipping Corp.	74,526	1,320,601
Atlas Energy Solutions, Inc., Class A	169,782	2,950,811
BKV Corp. *	55,711	1,756,568
Borr Drilling Ltd. *	627,427	3,783,385
Bristow Group, Inc.	62,384	3,064,926
Cactus, Inc., Class A	150,251	8,371,986
California Resources Corp.	160,880	10,981,669
Calumet, Inc. *	151,605	4,960,516
Centrus Energy Corp., Class A *	36,977	7,800,668
Clean Energy Fuels Corp. *	382,190	879,037
CNX Resources Corp. *	302,373	11,765,333
Comstock Resources, Inc. *	163,526	2,848,623
Core Laboratories, Inc.	102,316	1,498,929
Core Natural Resources, Inc.	111,871	10,039,304
Crescent Energy Co., Class A	564,017	7,586,029
CVR Energy, Inc. *	67,644	2,241,722
Delek U.S. Holdings, Inc.	129,677	6,041,651
DHT Holdings, Inc.	297,115	5,490,685
Diversified Energy Co.	137,966	2,297,134
DMC Global, Inc. *	42,294	261,377
Dorian LPG Ltd.	81,532	3,143,059
Empire Petroleum Corp. *	38,972	109,122
Encore Energy Corp. *	407,935	799,553
Energy Fuels, Inc. *	514,640	11,136,810
SECURITY	NUMBER OF SHARES	VALUE ($)
Energy Services of America Corp.	26,114	443,938
Epsilon Energy Ltd.	47,659	303,111
Evolution Petroleum Corp.	71,866	344,957
Excelerate Energy, Inc., Class A	51,932	1,812,427
Expro Group Holdings NV *	180,086	3,279,366
FLEX LNG Ltd. *(a)	68,351	2,216,623
Flowco Holdings, Inc., Class A	48,294	1,199,140
Forum Energy Technologies, Inc. *	23,323	1,466,317
FutureFuel Corp.	54,141	269,622
Gevo, Inc. *	512,400	978,684
Golar LNG Ltd.	214,440	11,792,056
Granite Ridge Resources, Inc.	117,481	708,410
Green Plains, Inc. *	151,306	2,629,698
Gulfport Energy Corp. *	34,889	6,717,528
Helix Energy Solutions Group, Inc. *	305,198	3,158,799
Helmerich & Payne, Inc.	216,667	8,749,013
HighPeak Energy, Inc. (a)	48,907	331,589
Infinity Natural Resources, Inc., Class A *	35,650	580,738
Innovex International, Inc. *	84,767	2,353,980
International Seaways, Inc.	88,216	7,317,517
Kinetik Holdings, Inc., Class A	102,336	5,172,061
Kodiak Gas Services, Inc.	183,359	12,431,740
Kolibri Global Energy, Inc. *	63,793	366,172
Kosmos Energy Ltd. *	1,040,630	3,205,140
Liberty Energy, Inc., Class A	346,858	11,720,332
Lightbridge Corp. *	64,290	838,984
Magnolia Oil & Gas Corp., Class A	397,187	12,010,935
Mammoth Energy Services, Inc. *	48,122	137,629
Murphy Oil Corp.	296,626	12,387,102
Nabors Industries Ltd. *	31,034	3,184,399
NACCO Industries, Inc., Class A	8,841	425,959
National Energy Services Reunited Corp. *	147,855	3,687,504
Natural Gas Services Group, Inc.	22,435	912,880
Navigator Holdings Ltd.	63,190	1,377,542
New Fortress Energy, Inc. *	385,610	266,765
NextDecade Corp. *	386,400	3,025,512
NextNRG, Inc. *	87,050	32,235
Noble Corp. PLC	277,061	14,138,423
Nordic American Tankers Ltd.	449,222	2,506,659
Northern Oil & Gas, Inc.	210,496	5,717,071
Oceaneering International, Inc. *	216,579	8,130,376
Oil States International, Inc. *	122,594	1,407,379
OPAL Fuels, Inc., Class A *	39,678	85,704
Par Pacific Holdings, Inc. *	108,277	7,110,551
Patterson-UTI Energy, Inc.	760,085	9,288,239
PBF Energy, Inc., Class A	183,530	7,957,861
Peabody Energy Corp.	267,889	7,141,921
Prairie Operating Co. *(a)	69,641	83,569
PrimeEnergy Resources Corp. *	1,043	231,118
ProFrac Holding Corp., Class A *	63,219	476,671
ProPetro Holding Corp. *	215,501	3,691,532
Ranger Energy Services, Inc., Class A	47,567	830,520
REX American Resources Corp. *	63,156	3,063,066
Riley Exploration Permian, Inc.	32,305	1,168,472
RPC, Inc.	198,167	1,561,556
Sable Offshore Corp. *	274,302	3,936,234
SandRidge Energy, Inc.	69,227	1,076,480
Scorpio Tankers, Inc.	98,945	8,047,197
SEACOR Marine Holdings, Inc. *	47,690	362,444
Seadrill Ltd. *	137,794	6,846,984
Select Water Solutions, Inc.	207,831	3,477,013
SFL Corp. Ltd.	266,266	3,070,047
SM Energy Co.	546,916	16,970,803
Solaris Energy Infrastructure, Inc.	101,554	7,498,747
Summit Midstream Corp. *	18,931	599,166
Talos Energy, Inc. *	279,529	4,450,102
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Teekay Corp. Ltd.	115,637	1,544,910
Teekay Tankers Ltd., Class A	52,826	4,149,482
TETRA Technologies, Inc. *	277,858	2,645,208
Tidewater, Inc. *	107,739	9,624,325
Transocean Ltd. *	2,038,118	13,899,965
Uranium Energy Corp. *	1,047,106	15,591,408
VAALCO Energy, Inc.	224,854	1,477,291
Valaris Ltd. *	136,912	13,962,286
Verde Clean Fuels, Inc. *	5,783	10,467
Vitesse Energy, Inc.	65,241	1,223,921
W&T Offshore, Inc.	219,197	922,819
World Kinect Corp.	119,134	3,213,044
XCF Global, Inc., Class A *	89,675	35,861
		452,881,330

Equity Real Estate Investment Trusts (REITs) 4.6%
Acadia Realty Trust	289,688	6,263,055
AH Realty Trust, Inc.	176,853	1,077,035
Alexander's, Inc.	4,654	1,172,622
Alpine Income Property Trust, Inc.	28,711	539,767
American Assets Trust, Inc.	113,599	2,356,043
American Healthcare REIT, Inc.	392,146	19,913,174
Apple Hospitality REIT, Inc.	491,404	6,619,212
Braemar Hotels & Resorts, Inc.	120,737	292,184
Brandywine Realty Trust	381,382	1,155,587
Broadstone Net Lease, Inc.	415,708	8,231,018
BRT Apartments Corp.	23,566	338,643
CareTrust REIT, Inc.	493,222	19,457,608
CBL & Associates Properties, Inc.	39,785	1,791,121
Centerspace	36,889	2,518,412
Chatham Lodging Trust	101,941	884,848
Chiron Real Estate, Inc.	28,300	992,481
Clipper Realty, Inc.	22,401	75,939
Community Healthcare Trust, Inc.	60,650	1,044,393
COPT Defense Properties	249,719	7,803,719
CTO Realty Growth, Inc.	68,001	1,377,020
Curbline Properties Corp.	213,665	5,897,154
DiamondRock Hospitality Co.	447,447	4,563,959
Diversified Healthcare Trust	482,605	3,638,842
Douglas Emmett, Inc.	355,643	3,844,501
Easterly Government Properties, Inc.	92,866	2,173,993
Empire State Realty Trust, Inc., Class A	304,670	1,697,012
Essential Properties Realty Trust, Inc.	435,942	13,701,657
Farmland Partners, Inc.	86,550	930,412
Four Corners Property Trust, Inc.	231,902	5,929,734
Franklin Street Properties Corp.	191,734	124,934
FrontView REIT, Inc.	45,477	804,943
Getty Realty Corp.	118,512	3,925,117
Gladstone Commercial Corp.	106,428	1,342,057
Gladstone Land Corp.	78,291	750,811
Global Net Lease, Inc.	434,919	4,157,826
Hudson Pacific Properties, Inc. *	117,353	1,080,821
Independence Realty Trust, Inc.	527,205	8,598,714
Industrial Logistics Properties Trust	123,651	918,727
Innovative Industrial Properties, Inc.	61,081	3,313,644
InvenTrust Properties Corp.	171,126	5,496,567
JBG SMITH Properties	130,851	1,962,765
Kite Realty Group Trust	477,399	12,488,758
LTC Properties, Inc.	103,369	3,950,763
LXP Industrial Trust	127,940	6,514,705
Macerich Co.	565,555	12,289,510
Modiv Industrial, Inc.	20,836	332,751
National Health Investors, Inc.	102,949	7,917,808
NET Lease Office Properties	33,208	433,696
NETSTREIT Corp.	185,019	3,805,841
NexPoint Diversified Real Estate Trust	80,142	434,370
NexPoint Residential Trust, Inc.	49,748	1,437,220
SECURITY	NUMBER OF SHARES	VALUE ($)
One Liberty Properties, Inc.	40,527	920,368
Outfront Media, Inc.	323,925	9,993,086
Peakstone Realty Trust	80,202	1,682,638
Pebblebrook Hotel Trust	247,117	3,471,994
Phillips Edison & Co., Inc.	277,311	11,138,196
Piedmont Realty Trust, Inc., Class A *	271,241	2,267,575
Postal Realty Trust, Inc., Class A	54,157	1,184,955
RLJ Lodging Trust	271,602	2,238,000
Ryman Hospitality Properties, Inc.	135,522	14,242,007
Sabra Health Care REIT, Inc.	547,124	11,303,582
Safehold, Inc.	122,420	1,961,168
Saul Centers, Inc.	27,458	945,379
Service Properties Trust	1,193,148	1,849,379
Sila Realty Trust, Inc.	122,197	3,718,455
SITE Centers Corp.	110,469	606,475
SL Green Realty Corp.	157,649	6,685,894
Smartstop Self Storage REIT, Inc.	122,110	3,844,023
Strawberry Fields REIT, Inc.	17,949	222,029
Summit Hotel Properties, Inc.	234,955	1,167,726
Sunstone Hotel Investors, Inc.	399,828	3,926,311
Tanger, Inc.	248,952	9,231,140
Terreno Realty Corp.	224,396	14,630,619
UMH Properties, Inc.	176,046	2,737,515
Universal Health Realty Income Trust	27,861	1,133,943
Urban Edge Properties	279,231	6,120,744
Veris Residential, Inc.	174,394	3,308,254
Whitestone REIT	98,537	1,866,291
Xenia Hotels & Resorts, Inc.	208,943	3,399,503
		334,160,742

Financial Services 5.5%
Acacia Research Corp. *	74,995	380,975
Acadian Asset Management, Inc.	58,963	3,971,158
ACRES Commercial Realty Corp. *	13,173	277,819
Adamas Trust, Inc.	184,634	1,658,013
Alerus Financial Corp.	50,977	1,373,320
AlTi Global, Inc. *	95,704	338,792
Angel Oak Mortgage REIT, Inc.	31,460	285,342
Apollo Commercial Real Estate Finance, Inc.	307,292	3,361,774
Arbor Realty Trust, Inc. (a)	427,271	3,375,441
ARES Commercial Real Estate Corp.	115,303	603,035
ARMOUR Residential REIT, Inc.	247,717	4,344,956
Artisan Partners Asset Management, Inc., Class A	137,490	5,147,626
Atlanticus Holdings Corp. *	11,826	939,103
Bakkt, Inc. *(a)	35,526	306,234
Banco Latinoamericano de Comercio Exterior SA, Class E	62,007	3,313,034
Better Home & Finance Holding Co. *(a)	13,122	539,708
BGC Group, Inc., Class A	794,403	8,921,146
Blackstone Mortgage Trust, Inc., Class A	348,798	6,623,674
Bread Financial Holdings, Inc.	100,333	8,506,232
BrightSpire Capital, Inc., Class A	280,592	1,627,434
Burford Capital Ltd.	442,121	2,175,235
Cannae Holdings, Inc.	91,853	1,240,934
Cantaloupe, Inc. *	120,649	1,317,487
Cass Information Systems, Inc.	25,212	1,192,275
Chicago Atlantic Real Estate Finance, Inc.	39,561	471,172
Chimera Investment Corp.	178,655	2,456,506
Claros Mortgage Trust, Inc. *	203,552	537,377
Cohen & Steers, Inc.	60,922	4,282,207
Compass Diversified Holdings *	147,986	1,747,715
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Portfolio Services, Inc. *	18,831	170,985
Dave, Inc. *	22,735	6,183,693
DigitalBridge Group, Inc.	388,874	6,050,879
Donnelley Financial Solutions, Inc. *	56,050	2,819,315
Dynex Capital, Inc.	437,995	5,965,492
Ellington Financial, Inc.	266,875	3,536,094
Enact Holdings, Inc.	60,461	2,583,499
Encore Capital Group, Inc. *	47,848	3,960,379
Enova International, Inc. *	52,287	8,857,941
Essent Group Ltd.	203,972	12,344,385
EVERTEC, Inc.	141,547	4,179,883
Federal Agricultural Mortgage Corp., Class C	20,490	3,561,162
Finance of America Cos., Inc., Class A *	9,798	193,511
FirstCash Holdings, Inc.	86,921	18,967,901
Flywire Corp. *	257,678	3,481,230
Fold Holdings, Inc. *	15,777	23,508
Franklin BSP Realty Trust, Inc.	177,928	1,619,145
GCM Grosvenor, Inc., Class A	133,947	1,462,701
Green Dot Corp., Class A *	118,954	1,492,873
HA Sustainable Infrastructure Capital, Inc.	274,374	11,509,989
Innventure, Inc. *(a)	113,739	740,441
International Money Express, Inc. *	60,798	967,296
Invesco Mortgage Capital, Inc.	167,645	1,362,954
Jackson Financial, Inc., Class A	148,291	17,167,649
Jefferson Capital, Inc.	48,685	1,009,727
KKR Real Estate Finance Trust, Inc.	121,561	745,169
Ladder Capital Corp., Class A	250,434	2,574,462
LendingClub Corp. *	251,206	4,288,086
LendingTree, Inc. *	24,745	1,227,105
loanDepot, Inc., Class A *	220,777	342,204
Lument Finance Trust, Inc.	87,256	103,835
Marex Group PLC	120,860	6,447,881
MarketWise, Inc.	3,989	67,095
Marqeta, Inc., Class A *	787,997	3,419,907
Medallion Financial Corp.	36,226	331,830
Merchants Bancorp	56,843	2,645,473
MFA Financial, Inc.	225,224	2,308,546
Miami International Holdings, Inc. *	54,104	2,515,295
Moelis & Co., Class A	163,269	10,632,077
Navient Corp.	150,353	1,389,262
NCR Atleos Corp. *	160,669	7,130,490
Nelnet, Inc., Class A	28,369	4,019,887
NerdWallet, Inc., Class A *	87,209	945,346
NewtekOne, Inc.	53,686	696,307
Nexpoint Real Estate Finance, Inc.	14,332	206,667
NMI Holdings, Inc., Class A *	168,692	6,530,067
Onity Group, Inc. *	15,524	714,259
Open Lending Corp., Class A *	220,746	388,513
Oportun Financial Corp. *	89,189	543,161
OppFi, Inc. *	59,077	561,822
Orchid Island Capital, Inc.	406,018	2,854,307
Pagseguro Digital Ltd., Class A	393,951	3,947,389
Patria Investments Ltd., Class A	144,054	1,859,737
Payoneer Global, Inc. *	610,984	3,042,700
Paysafe Ltd. *	70,448	636,850
Paysign, Inc. *	76,037	498,803
PennyMac Financial Services, Inc.	64,196	5,796,257
PennyMac Mortgage Investment Trust	190,160	2,316,149
Perella Weinberg Partners, Class A	143,583	3,265,077
Piper Sandler Cos.	153,497	13,384,938
PJT Partners, Inc., Class A	50,371	7,693,667
PRA Group, Inc. *	85,928	1,872,371
Priority Technology Holdings, Inc. *	60,404	312,893
PROG Holdings, Inc.	86,224	3,089,406
Radian Group, Inc.	297,799	10,670,138
Ready Capital Corp.	324,016	612,390
SECURITY	NUMBER OF SHARES	VALUE ($)
Redwood Trust, Inc.	275,197	1,530,095
Regional Management Corp.	19,852	741,472
Remitly Global, Inc. *	375,632	8,222,584
Repay Holdings Corp., Class A *	147,427	558,748
Ridgepost Capital, Inc., Class A	129,600	1,027,728
Rithm Property Trust, Inc.	15,901	231,360
Security National Financial Corp., Class A *	36,642	359,092
Seven Hills Realty Trust	48,446	395,804
Sezzle, Inc. *	35,606	2,834,238
Siebert Financial Corp. *	35,189	61,581
Silvercrest Asset Management Group, Inc., Class A	15,353	201,892
StepStone Group, Inc., Class A	152,907	8,088,780
StoneCo Ltd., Class A	550,400	6,043,392
StoneX Group, Inc. *	161,222	17,094,369
Sunrise Realty Trust, Inc.	22,635	169,536
TPG Mortgage Investment Trust, Inc.	62,252	491,168
TPG RE Finance Trust, Inc.	155,816	1,318,203
Two Harbors Investment Corp.	228,462	2,643,305
Upstart Holdings, Inc. *	188,991	5,968,336
Value Line, Inc.	1,716	60,386
Velocity Financial, Inc. *	25,353	489,059
Victory Capital Holdings, Inc., Class A	98,744	7,752,391
Virtus Investment Partners, Inc.	13,977	2,034,352
Vroom, Inc. *	2,462	36,881
Walker & Dunlop, Inc.	72,442	3,647,455
Waterstone Financial, Inc.	33,278	599,670
Wealthfront Corp. *	76,822	808,936
Webull Corp. *	610,025	4,166,471
Westwood Holdings Group, Inc.	15,345	252,272
WisdomTree, Inc.	271,819	4,620,923
World Acceptance Corp. *	5,189	763,613
		397,370,266

Food, Beverage & Tobacco 0.8%
Alico, Inc.	12,275	510,763
B&G Foods, Inc.	172,566	956,016
Beyond Meat, Inc. *	922,892	908,218
BRC, Inc., Class A *	204,216	220,553
Calavo Growers, Inc.	37,220	1,048,115
Cal-Maine Foods, Inc.	95,301	7,362,955
Dole PLC	146,532	2,224,356
Forafric Global PLC *(a)	14,401	144,010
Fresh Del Monte Produce, Inc.	72,777	3,048,628
Hain Celestial Group, Inc. *(c)	174,793	114,175
Ispire Technology, Inc. *(a)	30,427	41,989
J&J Snack Foods Corp.	33,219	2,931,909
John B Sanfilippo & Son, Inc.	16,864	1,379,307
Lifeway Foods, Inc. *	11,249	301,923
Limoneira Co.	35,899	456,994
Mama's Creations, Inc. *	81,446	1,155,719
Marzetti Co.	44,128	5,748,996
MGP Ingredients, Inc.	31,210	622,327
Mission Produce, Inc. *	94,766	1,313,457
National Beverage Corp. *	52,289	1,789,330
Seneca Foods Corp., Class A *	10,156	1,420,418
Simply Good Foods Co. *	188,845	2,524,858
SunOpta, Inc. *	207,454	1,344,302
Tootsie Roll Industries, Inc.	40,728	1,719,536
Turning Point Brands, Inc.	40,468	3,264,958
Universal Corp.	52,921	2,835,507
Utz Brands, Inc.	159,350	1,268,426
Vita Coco Co., Inc. *	104,670	6,907,173
Vital Farms, Inc. *	76,849	1,048,989
Westrock Coffee Co. *(a)	79,477	468,120
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zevia PBC, Class A *	110,465	141,395
		55,223,422

Health Care Equipment & Services 5.3%
Accendra Health, Inc. *	165,155	612,725
Accuray, Inc. *	238,817	111,504
Acme United Corp.	7,154	291,597
AdaptHealth Corp., Class A *	222,937	2,922,704
Addus HomeCare Corp. *	39,911	3,866,977
agilon health, Inc. *	26,989	754,343
AirSculpt Technologies, Inc. *(a)	25,809	69,168
Alignment Healthcare, Inc. *	428,206	9,651,763
Alphatec Holdings, Inc. *	258,166	2,519,700
AMN Healthcare Services, Inc. *	83,253	1,704,189
AngioDynamics, Inc. *	82,361	901,029
Anteris Technologies Global Corp. *	174,283	1,071,840
Ardent Health, Inc. *	50,694	494,773
Artivion, Inc. *	96,152	3,445,126
Astrana Health, Inc. *	89,191	3,044,981
AtriCure, Inc. *	106,270	2,987,250
Avanos Medical, Inc. *	98,626	2,428,172
Aveanna Healthcare Holdings, Inc. *	120,029	784,990
Axogen, Inc. *	105,992	4,578,854
Beta Bionics, Inc. *	86,195	879,189
Bioventus, Inc., Class A *	102,141	1,008,132
BrightSpring Health Services, Inc. *	282,942	13,572,728
Brookdale Senior Living, Inc. *	509,794	7,320,642
Butterfly Network, Inc. *	426,491	2,042,892
CapsoVision, Inc. *(a)	61,377	434,549
Carlsmed, Inc. *	16,775	149,130
Castle Biosciences, Inc. *	63,034	1,543,703
Ceribell, Inc. *	59,093	1,191,315
Cerus Corp. *	409,395	831,072
Claritev Corp. *	20,871	507,791
ClearPoint Neuro, Inc. *	61,801	690,935
Clover Health Investments Corp., Class A *	889,613	2,446,436
Community Health Systems, Inc. *	283,929	806,358
Concentra Group Holdings Parent, Inc.	256,482	5,763,151
CONMED Corp.	68,248	2,501,972
CorVel Corp. *	64,008	3,677,900
Cross Country Healthcare, Inc. *	69,158	699,879
CVRx, Inc. *	34,960	262,550
Definitive Healthcare Corp. *	43,310	41,279
Delcath Systems, Inc. *	65,643	681,374
DocGo, Inc. *	183,239	129,312
Electromed, Inc. *	14,699	377,911
Embecta Corp.	129,794	1,187,615
Enhabit, Inc. *	107,701	1,479,812
Enovis Corp. *	125,609	2,944,275
Ensign Group, Inc.	123,232	23,006,182
Evolent Health, Inc., Class A *	245,006	918,772
Fulgent Genetics, Inc. *	45,868	696,735
GeneDx Holdings Corp. *	41,812	2,629,557
Glaukos Corp. *	122,613	17,615,810
Guardant Health, Inc. *	272,387	23,719,460
Guardian Pharmacy Services, Inc., Class A *	49,108	1,821,907
Haemonetics Corp. *	103,063	6,193,056
Health Catalyst, Inc. *	145,029	181,286
HealthEquity, Inc. *	184,893	15,166,773
HealthStream, Inc.	51,369	1,066,420
HeartFlow, Inc. *	42,997	1,279,591
Hims & Hers Health, Inc. *	449,082	12,201,558
ICU Medical, Inc. *	53,038	6,322,130
Innovage Holding Corp. *	44,496	362,642
Inogen, Inc. *	51,404	365,482
SECURITY	NUMBER OF SHARES	VALUE ($)
Integer Holdings Corp. *	75,636	6,694,542
Integra LifeSciences Holdings Corp. *	148,388	1,564,009
iRadimed Corp.	17,754	1,481,394
IRhythm Holdings, Inc. *	69,837	9,020,147
Joint Corp. *	19,683	174,588
Kestra Medical Technologies Ltd. *	59,003	1,222,542
KORU Medical Systems, Inc. *	95,068	379,321
Lantheus Holdings, Inc. *	143,442	12,138,062
LeMaitre Vascular, Inc.	45,832	5,030,062
LENSAR, Inc. *	18,758	98,104
LifeMD, Inc. *	84,245	394,267
LifeStance Health Group, Inc. *	363,903	2,754,746
LivaNova PLC *	119,452	7,179,065
Lucid Diagnostics, Inc. *	197,424	211,244
Lumexa Imaging Holdings, Inc. *	55,549	531,604
Merit Medical Systems, Inc. *	128,048	8,730,313
Myomo, Inc. *	81,566	70,114
Nano-X Imaging Ltd. *(a)	153,292	262,129
National HealthCare Corp.	27,912	4,836,870
Neogen Corp. *	480,859	4,520,075
NeoGenomics, Inc. *	282,189	2,613,070
Neuronetics, Inc. *	82,123	159,319
NeuroPace, Inc. *	56,455	951,831
Novocure Ltd. *	222,778	3,388,453
NRC Health	26,082	429,310
Nutex Health, Inc. *	11,292	1,346,006
Omada Health, Inc. *	73,015	1,064,559
OmniAb, Inc., Class A *(b)	12,825	0
OmniAb, Inc., Class B *(b)	12,825	0
Omnicell, Inc. *	97,926	4,056,095
Oncology Institute, Inc. *	174,890	675,075
OPKO Health, Inc. *	886,017	996,769
OptimizeRx Corp. *	34,448	214,611
Option Care Health, Inc. *	349,661	7,108,608
OraSure Technologies, Inc. *	154,509	469,707
Orthofix Medical, Inc. *	85,918	1,010,396
OrthoPediatrics Corp. *	37,244	560,895
Outset Medical, Inc. *	41,162	175,762
PACS Group, Inc. *	96,896	3,250,861
Pediatrix Medical Group, Inc. *	187,732	4,225,847
Pennant Group, Inc. *	74,155	2,322,535
Phreesia, Inc. *	126,818	1,167,994
Picard Medical, Inc. *(a)	16,130	7,339
Privia Health Group, Inc. *	255,278	6,343,658
Procept Biorobotics Corp. *	117,516	2,825,085
Pro-Dex, Inc. *	4,577	229,491
Progyny, Inc. *	164,926	3,064,325
Pulmonx Corp. *	71,319	91,288
Pulse Biosciences, Inc. *(a)	39,268	831,304
QuidelOrtho Corp. *	148,538	1,827,017
RadNet, Inc. *	149,537	8,456,317
RxSight, Inc. *	85,886	607,214
Sanara Medtech, Inc. *	5,812	110,370
SANUWAVE Health, Inc. *	16,344	267,551
SBC Medical Group Holdings, Inc. *	18,201	60,063
Schrodinger, Inc. *	121,954	1,458,570
Select Medical Holdings Corp.	236,242	3,876,731
Shoulder Innovations, Inc. *	22,952	293,556
SI-BONE, Inc. *	82,953	1,027,788
Sight Sciences, Inc. *	92,028	376,394
Simulations Plus, Inc. *	36,630	519,047
Sonida Senior Living, Inc. *	12,143	460,948
STAAR Surgical Co. *	75,397	1,987,465
Stereotaxis, Inc. *	129,810	242,745
Strata Critical Medical, Inc. *	150,549	755,756
Strive, Inc., Class A *(a)	114,444	1,757,860
Surgery Partners, Inc. *	168,759	2,367,689
Tactile Systems Technology, Inc. *	47,826	1,100,954
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Talkspace, Inc. *	313,542	1,627,283
Tandem Diabetes Care, Inc. *	149,029	2,909,791
Teladoc Health, Inc. *	388,572	2,354,746
TransMedics Group, Inc. *	73,597	7,417,842
Treace Medical Concepts, Inc. *	112,996	204,523
TruBridge, Inc. *	20,972	538,980
U.S. Physical Therapy, Inc.	33,022	2,351,827
UFP Technologies, Inc. *	16,524	3,166,494
Utah Medical Products, Inc.	6,480	423,922
Varex Imaging Corp. *	90,921	1,059,230
Viemed Healthcare, Inc. *	74,666	743,673
Waystar Holding Corp. *	241,738	5,167,150
		381,353,835

Household & Personal Products 0.5%
Central Garden & Pet Co. *	18,410	681,538
Central Garden & Pet Co., Class A *	108,750	3,649,650
Edgewell Personal Care Co.	98,303	2,216,733
Energizer Holdings, Inc.	137,191	2,686,200
FitLife Brands, Inc. *	9,738	90,077
Herbalife Ltd. *	224,890	3,733,174
Honest Co., Inc. *	204,684	716,394
Interparfums, Inc.	40,320	3,677,990
Lifevantage Corp. (a)	26,488	133,764
Medifast, Inc. *(c)	25,260	274,576
Nature's Sunshine Products, Inc. *	36,851	1,000,873
Niagen Bioscience, Inc. *	117,377	555,193
Nu Skin Enterprises, Inc., Class A	103,999	759,193
Oil-Dri Corp. of America	21,557	1,572,583
Olaplex Holdings, Inc. *	310,716	630,753
SkinHealth Systems, Inc. *	248,130	211,332
Spectrum Brands Holdings, Inc.	49,658	4,101,751
USANA Health Sciences, Inc. *	23,716	451,790
Waldencast PLC, Class A *(a)	106,148	94,472
WD-40 Co.	29,860	6,269,406
		33,507,442

Insurance 1.7%
Abacus Global Management, Inc.	89,928	854,316
American Coastal Insurance Corp., Class C	53,984	642,410
American Integrity Insurance Group, Inc.	26,387	517,185
AMERISAFE, Inc.	41,923	1,270,267
Ategrity Specialty Holdings LLC *	20,022	380,418
Baldwin Insurance Group, Inc., Class A *	210,286	4,777,698
Bowhead Specialty Holdings, Inc. *	39,402	936,980
Citizens, Inc. *(a)	99,810	538,974
CNO Financial Group, Inc.	206,572	9,182,125
Crawford & Co., Class A	35,977	386,393
Donegal Group, Inc., Class A	37,486	630,515
eHealth, Inc. *	71,975	148,268
Employers Holdings, Inc.	48,816	2,056,130
Exzeo Group, Inc. *	16,784	271,901
F&G Annuities & Life, Inc.	80,782	2,313,596
Fidelis Insurance Holdings Ltd.	120,541	2,547,031
Genworth Financial, Inc., Class A *	867,016	7,621,071
GoHealth, Inc., Class A *	26,448	29,886
Goosehead Insurance, Inc., Class A *	51,861	2,322,854
Greenlight Capital Re Ltd., Class A *	56,610	1,037,095
Hamilton Insurance Group Ltd., Class B	96,758	3,170,760
HCI Group, Inc.	23,744	3,646,366
Heritage Insurance Holdings, Inc. *	53,408	1,565,923
Hippo Holdings, Inc. *	39,674	1,044,616
SECURITY	NUMBER OF SHARES	VALUE ($)
Horace Mann Educators Corp.	89,173	4,052,021
Investors Title Co.	3,153	746,567
James River Group Holdings, Inc.	81,028	502,374
Kestrel Group Ltd. *	6,756	65,668
Kingstone Cos., Inc.	24,555	409,332
Kingsway Financial Services, Inc. *	46,304	498,231
Lemonade, Inc. *	135,298	7,663,279
MBIA, Inc. *	100,818	588,777
Mercury General Corp.	59,089	5,749,951
NI Holdings, Inc. *	16,317	210,163
Octave Specialty Group, Inc. *	83,628	370,472
Oscar Health, Inc., Class A *	445,260	8,219,500
Palomar Holdings, Inc. *	57,795	6,957,362
ProAssurance Corp. *	112,051	2,767,660
Root, Inc., Class A *	27,170	1,480,222
Safety Insurance Group, Inc.	32,384	2,433,981
Selective Insurance Group, Inc.	132,093	11,089,207
Selectquote, Inc. *	305,472	280,973
SiriusPoint Ltd. *	225,067	5,268,818
Skyward Specialty Insurance Group, Inc. *	86,032	3,910,154
Slide Insurance Holdings, Inc. *	155,257	2,895,543
Stewart Information Services Corp.	66,040	4,622,140
Tiptree, Inc.	52,164	899,307
Trupanion, Inc. *	80,992	1,942,998
United Fire Group, Inc.	45,937	1,852,180
Universal Insurance Holdings, Inc.	55,552	2,201,526
		125,571,184

Materials 4.7%
AdvanSix, Inc.	57,934	1,428,652
Alpha Metallurgical Resources, Inc. *	25,341	4,724,829
American Battery Technology Co. *	273,810	925,478
American Vanguard Corp. *	49,790	143,395
Ardagh Metal Packaging SA	301,724	1,161,637
Arq, Inc. *	69,775	158,389
Ascent Industries Co. *	17,057	248,521
ASP Isotopes, Inc. *(a)	249,639	1,313,101
Aspen Aerogels, Inc. *	145,952	541,482
Avient Corp.	201,486	7,471,101
Balchem Corp.	72,036	11,642,458
Cabot Corp.	114,407	8,804,763
Caledonia Mining Corp. PLC	36,666	839,651
Century Aluminum Co. *	124,682	7,411,098
Chemours Co.	330,147	8,897,462
Clearwater Paper Corp. *	33,988	465,976
Coeur Mining, Inc. *	2,241,541	40,280,492
Commercial Metals Co.	244,312	16,847,756
Compass Minerals International, Inc. *	68,870	1,839,518
Constellium SE, Class A *	300,758	9,407,710
Contango Silver & Gold, Inc. *	46,213	1,060,588
Core Molding Technologies, Inc. *	17,274	465,534
Critical Metals Corp. *(a)	128,109	1,630,828
Dakota Gold Corp. *	198,900	1,070,082
Ecovyst, Inc. *	250,525	3,552,445
Ferroglobe PLC	265,736	1,233,015
Flotek Industries, Inc. *	31,504	532,418
Friedman Industries, Inc.	14,251	293,428
Greif, Inc., Class A	65,897	4,299,120
Hawkins, Inc.	42,825	7,171,046
HB Fuller Co.	119,876	7,254,896
Hecla Mining Co.	1,394,709	25,132,656
Idaho Strategic Resources, Inc. *	32,847	1,384,501
Ingevity Corp. *	79,005	6,019,391
Innospec, Inc.	54,586	4,162,728
Intrepid Potash, Inc. *	23,850	943,745
Ivanhoe Electric, Inc. *	233,774	2,999,320
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kaiser Aluminum Corp.	35,274	6,011,748
Knife River Corp. *	125,606	11,624,835
Koppers Holdings, Inc.	41,113	1,678,644
Kronos Worldwide, Inc.	46,578	346,540
Lifezone Metals Ltd. *(a)	71,373	391,124
LSB Industries, Inc. *	117,422	1,749,588
Magnera Corp. *	70,412	702,712
Materion Corp.	45,391	8,343,320
Mativ Holdings, Inc.	119,888	1,112,561
Metallus, Inc. *	79,243	1,524,635
Minerals Technologies, Inc.	69,367	4,990,262
Myers Industries, Inc.	80,849	1,666,298
NioCorp Developments Ltd. *	258,268	1,541,860
Novagold Resources, Inc. *	617,723	4,978,847
O-I Glass, Inc. *	337,583	3,075,381
Orion SA	122,304	919,726
Perimeter Solutions, Inc. *	305,298	9,250,529
Perpetua Resources Corp. *	189,828	5,241,151
PureCycle Technologies, Inc. *(a)	282,703	2,114,618
Quaker Chemical Corp.	30,259	4,111,896
Ramaco Resources, Inc., Class A *	92,026	1,366,586
Ranpak Holdings Corp., Class A *	103,659	527,624
Rayonier Advanced Materials, Inc. *	140,039	1,328,970
Ryerson Holding Corp.	96,154	2,664,427
Sensient Technologies Corp.	92,613	10,524,541
Smith-Midland Corp. *	5,645	190,688
Solesence, Inc. *	47,387	63,499
SSR Mining, Inc. *	446,791	12,872,049
Stepan Co.	47,163	2,359,565
SunCoke Energy, Inc.	187,743	1,280,407
Sylvamo Corp.	73,140	3,125,272
Titan America SA *	53,628	884,326
Tredegar Corp. *	59,023	566,621
TriMas Corp.	70,003	2,591,511
Trinseo PLC (c)	85,028	8,503
Tronox Holdings PLC	261,033	2,607,720
U.S. Antimony Corp. *(a)	260,315	3,126,383
U.S. Gold Corp. *	29,814	489,546
U.S. Goldmining, Inc. *(a)	5,806	77,278
U.S. Lime & Minerals, Inc.	23,764	2,558,670
USA Rare Earth, Inc. *	404,211	10,497,360
Valhi, Inc.	4,008	60,320
Vox Royalty Corp.	131,631	676,583
Warrior Met Coal, Inc.	114,467	10,284,860
Worthington Steel, Inc.	71,940	2,764,654
		338,633,448

Media & Entertainment 1.8%
Advantage Solutions, Inc. *	7,771	266,312
AMC Entertainment Holdings, Inc., Class A *	1,143,409	1,737,982
AMC Global Media, Inc., Class A *	67,848	576,029
Angi, Inc. *	75,092	551,175
Arena Group Holdings, Inc. *	18,542	46,726
Atlanta Braves Holdings, Inc., Class C *	117,032	5,782,551
Boston Omaha Corp., Class A *	47,448	570,325
Bumble, Inc., Class A *	160,611	666,536
Cable One, Inc. *	11,086	1,014,258
Cargurus, Inc. *	173,328	6,319,539
Cars.com, Inc. *	114,995	1,263,795
Cinemark Holdings, Inc.	232,874	6,874,440
CuriosityStream, Inc.	89,680	282,492
EchoStar Corp., Class A *	297,508	36,635,135
Emerald Holding, Inc.	34,750	162,282
Entravision Communications Corp., Class A	136,681	515,287
EverQuote, Inc., Class A *	62,723	904,466
SECURITY	NUMBER OF SHARES	VALUE ($)
EW Scripps Co., Class A *	141,730	678,887
fuboTV, Inc., Class A *(a)	61,589	758,776
Gaia, Inc. *	31,883	99,794
Gambling.com Group Ltd. *	38,562	148,464
Getty Images Holdings, Inc. *(a)	175,783	135,353
Gray Media, Inc.	194,803	1,098,689
Grindr, Inc. *	69,191	925,084
Ibotta, Inc., Class A *	24,370	857,824
iHeartMedia, Inc., Class A *	268,414	1,602,432
IMAX Corp. *	95,454	3,629,161
John Wiley & Sons, Inc., Class A	88,267	3,612,768
Lionsgate Studios Corp. *	449,861	5,596,271
Madison Square Garden Entertainment Corp., Class A *	87,076	5,827,126
Magnite, Inc. *	310,355	3,977,199
Marcus Corp.	50,444	888,823
MediaAlpha, Inc., Class A *	75,119	639,263
Meridian Holdings, Inc. *	4,503	44,535
National CineMedia, Inc.	144,581	490,130
Newsmax, Inc. *(a)	105,107	662,174
Nextdoor Holdings, Inc. *	482,615	772,184
Nexxen International Ltd. *	67,738	497,197
Optimum Communications, Inc., Class A *	578,271	913,668
Playstudios, Inc. *	223,185	92,644
Playtika Holding Corp.	123,901	452,858
PubMatic, Inc., Class A *	82,908	810,840
QuinStreet, Inc. *	119,942	1,530,460
Reservoir Media, Inc. *	44,015	442,791
Rumble, Inc. *(a)	236,549	1,781,214
Scholastic Corp.	45,114	1,820,801
Shutterstock, Inc.	54,043	873,875
Sinclair, Inc.	85,712	1,332,822
Sphere Entertainment Co. *	59,544	8,482,043
Stagwell, Inc., Class A *	239,288	1,500,336
Starz Entertainment Corp. *	24,929	457,198
Teads Holding Co. *	90,114	78,688
TechTarget, Inc. *	62,561	359,100
Thryv Holdings, Inc. *	70,984	254,123
Travelzoo *	14,335	140,340
TripAdvisor, Inc. *	250,350	2,786,395
USA TODAY Co., Inc. *	308,027	2,227,035
Vivid Seats, Inc., Class A *(a)	13,258	88,829
Webtoon Entertainment, Inc. *(a)	39,735	486,356
Yelp, Inc., Class A *	129,763	3,581,459
Ziff Davis, Inc. *	86,115	3,940,622
ZipRecruiter, Inc., Class A *	141,222	412,368
		131,958,329

Pharmaceuticals, Biotechnology & Life Sciences 11.0%
10X Genomics, Inc., Class A *	246,813	5,442,227
4D Molecular Therapeutics, Inc. *	97,064	860,958
Aardvark Therapeutics, Inc. *	28,000	152,040
Abeona Therapeutics, Inc. *(a)	103,058	562,697
Absci Corp. *	301,937	1,502,137
ACADIA Pharmaceuticals, Inc. *	276,023	6,196,716
Aclaris Therapeutics, Inc. *	202,884	880,517
Actuate Therapeutics, Inc. *	19,146	56,289
Adaptive Biotechnologies Corp. *	328,480	4,631,568
ADC Therapeutics SA *	224,361	848,085
ADMA Biologics, Inc. *	508,929	5,216,522
Agios Pharmaceuticals, Inc. *	123,019	3,444,532
Akebia Therapeutics, Inc. *	559,336	771,884
Aktis Oncology, Inc. *	45,126	846,112
Aldeyra Therapeutics, Inc. *	119,977	182,365
Alector, Inc. *	199,926	473,825
Alkermes PLC *	355,965	11,999,580
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Allogene Therapeutics, Inc. *	340,989	726,307
Alpha Teknova, Inc. *	15,721	55,810
Altimmune, Inc. *	286,661	745,319
Alumis, Inc. *	150,561	3,717,351
Amneal Pharmaceuticals, Inc. *	330,161	4,249,172
Amphastar Pharmaceuticals, Inc. *	78,779	1,729,987
Amylyx Pharmaceuticals, Inc. *	200,713	3,211,408
AnaptysBio, Inc. *	40,092	2,635,247
Anavex Life Sciences Corp. *(a)	192,588	643,244
ANI Pharmaceuticals, Inc. *	41,554	3,301,465
Anika Therapeutics, Inc. *	26,978	335,876
Annexon, Inc. *	289,645	1,700,216
Apogee Therapeutics, Inc. *	97,424	8,075,475
Aquestive Therapeutics, Inc. *	223,534	916,489
Arbutus Biopharma Corp. *	328,899	1,381,376
Arcturus Therapeutics Holdings, Inc. *	55,960	482,375
Arcus Biosciences, Inc. *	184,274	4,698,987
Arcutis Biotherapeutics, Inc. *	241,588	5,609,673
Ardelyx, Inc. *	526,254	3,331,188
ArriVent Biopharma, Inc. *	70,834	2,202,229
Arrowhead Pharmaceuticals, Inc. *	296,689	21,800,708
ARS Pharmaceuticals, Inc. *(a)	126,854	1,047,814
Arvinas, Inc. *	122,124	1,209,028
Atea Pharmaceuticals, Inc. *	152,095	838,043
Atlantic International Corp. *	13,194	19,659
Atrium Therapeutics, Inc. *	26,564	339,222
aTyr Pharma, Inc. *	208,534	168,370
Aura Biosciences, Inc. *	96,996	683,822
Aurinia Pharmaceuticals, Inc. *	262,204	4,034,009
Avita Medical, Inc. *(a)	30,634	132,339
Axsome Therapeutics, Inc. *	90,891	18,882,605
Azenta, Inc. *	89,132	2,189,973
Beam Therapeutics, Inc. *	209,702	6,360,262
Benitec Biopharma, Inc. *	42,411	511,053
Bicara Therapeutics, Inc. *	68,186	1,471,454
BioAge Labs, Inc. *	66,248	1,116,279
BioCryst Pharmaceuticals, Inc. *	497,702	4,558,950
Biohaven Ltd. *	258,279	2,476,896
BioLife Solutions, Inc. *	91,009	1,918,470
Biote Corp., Class A *	42,188	93,657
Bridgebio Pharma, Inc. *	348,001	24,746,351
Bright Minds Biosciences, Inc. *	15,318	1,347,218
Candel Therapeutics, Inc. *(a)	96,713	597,686
Capricor Therapeutics, Inc. *	95,724	3,214,412
Cardiff Oncology, Inc. *(a)	135,557	234,514
CareDx, Inc. *	110,601	2,301,607
Cartesian Therapeutics, Inc. *	24,889	154,810
Catalyst Pharmaceuticals, Inc. *	253,850	7,140,800
Celcuity, Inc. *	76,821	9,322,228
Celldex Therapeutics, Inc. *	165,519	5,442,265
CG oncology, Inc. *	129,479	8,641,428
Codexis, Inc. *	196,089	552,971
Cogent Biosciences, Inc. *	314,036	11,239,348
Coherus Oncology, Inc. *	233,375	414,241
Collegium Pharmaceutical, Inc. *	68,877	2,323,221
Compass Therapeutics, Inc. *	283,591	501,956
CorMedix, Inc. *(a)	164,578	1,249,147
Corvus Pharmaceuticals, Inc. *	141,399	2,147,851
Crinetics Pharmaceuticals, Inc. *	214,193	8,306,405
CRISPR Therapeutics AG *(a)	199,926	10,464,127
CryoPort, Inc. *	108,158	1,109,701
Cullinan Therapeutics, Inc. *	117,278	1,530,478
Cytek Biosciences, Inc. *	253,210	1,154,638
Cytokinetics, Inc. *	262,688	16,804,151
Definium Therapeutics, Inc. *	216,160	4,729,581
Denali Therapeutics, Inc. *	312,390	5,847,941
Design Therapeutics, Inc. *	52,935	719,916
DiaMedica Therapeutics, Inc. *	75,170	454,778
SECURITY	NUMBER OF SHARES	VALUE ($)
Dianthus Therapeutics, Inc. *	78,632	6,903,890
Disc Medicine, Inc. *	60,354	3,980,346
Dyne Therapeutics, Inc. *	292,654	5,136,078
Edgewise Therapeutics, Inc. *	148,325	4,592,142
Editas Medicine, Inc. *	216,365	649,095
Eledon Pharmaceuticals, Inc. *	163,994	596,938
Emergent BioSolutions, Inc. *	115,535	950,853
Enanta Pharmaceuticals, Inc. *	60,429	839,359
Enliven Therapeutics, Inc. *	86,308	3,558,479
Entrada Therapeutics, Inc. *	63,044	851,094
Erasca, Inc. *	417,336	4,444,628
Esperion Therapeutics, Inc. *	531,531	1,063,062
Eton Pharmaceuticals, Inc. *	55,524	1,339,239
Evolus, Inc. *	123,302	664,598
Evommune, Inc. *	22,925	545,615
EyePoint, Inc. *	170,367	2,248,844
Fate Therapeutics, Inc. *	239,061	298,826
Fennec Pharmaceuticals, Inc. *	63,537	412,355
First Tracks Biotherapeutics, Inc. *	40,092	932,941
Foghorn Therapeutics, Inc. *	73,502	349,134
Fortrea Holdings, Inc. *	205,654	2,365,021
Fulcrum Therapeutics, Inc. *	131,446	937,210
Geron Corp. *	1,190,544	1,833,438
Ginkgo Bioworks Holdings, Inc. *	91,577	774,741
Gossamer Bio, Inc. *	405,885	149,284
GRAIL, Inc. *	77,285	4,210,487
Greenwich Lifesciences, Inc. *(a)	13,854	327,231
Gyre Therapeutics, Inc. *	24,590	188,851
Harmony Biosciences Holdings, Inc. *	95,950	2,999,397
Harrow, Inc. *	69,127	2,801,717
Heron Therapeutics, Inc. *	337,921	405,505
Humacyte, Inc. *(a)	370,404	311,806
Ideaya Biosciences, Inc. *	185,964	5,411,552
ImmunityBio, Inc. *(a)	648,797	4,606,459
Immunome, Inc. *	224,186	5,142,827
Immunovant, Inc. *	179,102	4,861,724
Indivior Pharmaceuticals, Inc. *	265,688	9,772,005
Inhibikase Therapeutics, Inc. *(a)	235,414	444,932
Inhibrx Biosciences, Inc. *	19,940	2,576,447
Inmune Bio, Inc. *(a)	50,252	71,860
Innoviva, Inc. *	164,492	3,781,671
Intellia Therapeutics, Inc. *	243,962	3,288,608
Iovance Biotherapeutics, Inc. *	741,083	2,490,039
Ironwood Pharmaceuticals, Inc., Class A *	353,372	1,457,659
Jade Biosciences, Inc. *	70,015	1,708,366
Janux Therapeutics, Inc. *	92,676	1,331,754
Journey Medical Corp. *	45,331	233,455
KalVista Pharmaceuticals, Inc. *	83,225	2,218,778
Keros Therapeutics, Inc. *	64,850	721,132
Kodiak Sciences, Inc. *	83,131	3,614,536
Korro Bio, Inc. *	13,378	180,469
Krystal Biotech, Inc. *	54,366	14,258,027
Kura Oncology, Inc. *	175,097	1,546,106
Kymera Therapeutics, Inc. *	125,897	10,206,470
Larimar Therapeutics, Inc. *	100,503	408,042
LB Pharmaceuticals, Inc. *	42,524	1,348,436
LENZ Therapeutics, Inc. *(a)	43,761	392,974
Lexeo Therapeutics, Inc. *	145,393	828,013
Lifecore Biomedical, Inc. *	61,376	311,176
Ligand Pharmaceuticals, Inc. *	42,456	9,741,529
Liquidia Corp. *	143,529	5,627,772
Madrigal Pharmaceuticals, Inc. *	37,513	19,408,851
MannKind Corp. *	671,876	1,901,409
MapLight Therapeutics, Inc. *	42,511	1,354,826
Maravai LifeSciences Holdings, Inc., Class A *	242,386	891,980
MaxCyte, Inc. *	211,024	185,701
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Maze Therapeutics, Inc. *	58,093	1,544,112
MBX Biosciences, Inc. *	62,087	1,876,269
MediWound Ltd. *(a)	21,407	353,215
MeiraGTx Holdings PLC *	100,147	923,355
Mesa Laboratories, Inc.	11,617	1,161,700
MiMedx Group, Inc. *	254,596	855,443
Mineralys Therapeutics, Inc. *	103,882	2,768,455
Mirum Pharmaceuticals, Inc. *	92,364	8,987,941
Monopar Therapeutics, Inc. *	9,558	498,450
Monte Rosa Therapeutics, Inc. *	132,907	2,545,169
Myriad Genetics, Inc. *	201,728	958,208
Neurogene, Inc. *	24,819	647,528
Nkarta, Inc. *	108,444	300,390
Novavax, Inc. *	328,857	2,606,192
Nurix Therapeutics, Inc. *	222,422	3,714,447
Nuvalent, Inc., Class A *	109,861	11,016,861
Nuvation Bio, Inc. *	527,871	2,349,026
Nuvectis Pharma, Inc. *	34,045	291,425
Ocular Therapeutix, Inc. *	412,396	3,864,150
Olema Pharmaceuticals, Inc. *	153,487	2,211,748
Omeros Corp., Class B *(a)	150,746	2,200,892
OmniAb, Inc. *	248,784	345,810
Organogenesis Holdings, Inc., Class A *	151,250	355,437
ORIC Pharmaceuticals, Inc. *	143,871	1,421,445
Oruka Therapeutics, Inc. *	84,596	5,787,212
Pacific Biosciences of California, Inc. *	611,655	972,531
Pacira BioSciences, Inc. *	89,716	2,286,861
Palvella Therapeutics, Inc. *	17,029	2,185,161
Personalis, Inc. *	111,653	616,325
Perspective Therapeutics, Inc. *	132,178	515,494
Phathom Pharmaceuticals, Inc. *	101,896	1,141,235
Phibro Animal Health Corp., Class A	44,789	2,381,879
Praxis Precision Medicines, Inc. *	56,630	18,055,343
Precigen, Inc. *	390,572	1,624,780
Prestige Consumer Healthcare, Inc. *	105,381	5,935,058
Prime Medicine, Inc. *	220,678	782,303
Protagonist Therapeutics, Inc. *	127,641	12,632,630
Protalix BioTherapeutics, Inc. *	159,311	342,519
Protara Therapeutics, Inc. *	112,888	601,693
Prothena Corp. PLC *	97,498	1,078,328
PTC Therapeutics, Inc. *	172,752	11,239,245
Puma Biotechnology, Inc. *	95,462	716,920
Quanterix Corp. *	90,401	282,955
Quantum-Si, Inc. *	380,882	373,493
Rapport Therapeutics, Inc. *	64,598	2,140,132
Recursion Pharmaceuticals, Inc., Class A *(a)	1,007,008	3,484,248
REGENXBIO, Inc. *	103,606	929,346
Relay Therapeutics, Inc. *	309,361	4,009,319
Replimune Group, Inc. *	157,687	405,256
Rezolute, Inc. *	158,919	508,541
Rhythm Pharmaceuticals, Inc. *	115,858	9,426,207
Rigel Pharmaceuticals, Inc. *	39,068	1,129,065
Rocket Pharmaceuticals, Inc. *	187,631	652,956
Sana Biotechnology, Inc. *	366,490	1,205,752
Savara, Inc. *	321,717	1,685,797
Scholar Rock Holding Corp. *	191,140	8,909,035
SELLAS Life Sciences Group, Inc. *(a)	377,537	1,868,808
Septerna, Inc. *	46,127	1,095,978
SIGA Technologies, Inc.	91,042	418,793
Sionna Therapeutics, Inc. *	35,618	1,378,417
Soleno Therapeutics, Inc. *	110,488	5,835,976
Solid Biosciences, Inc. *	130,878	950,174
Spyre Therapeutics, Inc. *	163,777	12,193,198
Standard BioTools, Inc. *	629,837	584,930
Stoke Therapeutics, Inc. *	107,702	3,524,009
Supernus Pharmaceuticals, Inc. *	121,240	5,819,520
Syndax Pharmaceuticals, Inc. *	187,741	4,023,290
SECURITY	NUMBER OF SHARES	VALUE ($)
Tango Therapeutics, Inc. *	243,661	5,267,951
Tarsus Pharmaceuticals, Inc. *	86,886	5,526,818
Taysha Gene Therapies, Inc. *	482,940	3,085,987
Tectonic Therapeutic, Inc. *(a)	24,293	679,475
Terns Pharmaceuticals, Inc. *	210,279	11,130,067
Tevogen Bio Holdings, Inc. *	1,529	10,153
TG Therapeutics, Inc. *	318,805	10,769,233
Theravance Biopharma, Inc. *	84,117	1,408,119
Third Harmonic Bio, Inc. *(b)	63,409	0
Tonix Pharmaceuticals Holding Corp. *(a)	29,790	385,185
Travere Therapeutics, Inc. *	180,895	7,619,297
Trevi Therapeutics, Inc. *	210,037	2,890,109
TriSalus Life Sciences, Inc. *	59,137	255,472
TuHURA Biosciences, Inc. *	98,937	221,619
Tvardi Therapeutics, Inc. *	11,773	37,085
Twist Bioscience Corp. *	132,799	7,762,102
Tyra Biosciences, Inc. *	56,685	1,969,804
Upstream Bio, Inc. *	72,614	666,597
UroGen Pharma Ltd. *	88,418	2,107,001
Vanda Pharmaceuticals, Inc. *	123,638	877,830
Vaxcyte, Inc. *	272,450	15,595,038
Vera Therapeutics, Inc., Class A *	135,840	4,837,262
Veracyte, Inc. *	172,026	5,663,096
Verastem, Inc. *	147,214	803,788
Vericel Corp. *	110,653	3,842,979
Vir Biotechnology, Inc. *	205,066	2,094,749
Viridian Therapeutics, Inc. *	178,576	2,407,204
Voyager Therapeutics, Inc. *	102,109	380,867
WaVe Life Sciences Ltd. *	307,018	2,167,547
Xencor, Inc. *	153,588	1,832,305
Xenon Pharmaceuticals, Inc. *	189,730	10,632,469
Xeris Biopharma Holdings, Inc. *	349,448	2,140,369
XOMA Royalty Corp. *	21,264	870,548
Zenas Biopharma, Inc. *	51,605	997,009
Zevra Therapeutics, Inc. *	120,228	1,222,719
Zymeworks, Inc. *	109,303	3,010,205
		793,047,858

Real Estate Management & Development 0.5%
American Realty Investors, Inc. *	1,155	16,355
Compass, Inc., Class A *	1,410,243	10,675,540
Cushman & Wakefield Ltd. *	507,869	7,130,481
Douglas Elliman, Inc. *	160,629	322,864
eXp World Holdings, Inc.	194,969	1,212,707
Forestar Group, Inc. *	41,759	1,180,109
FRP Holdings, Inc. *	25,476	535,251
Kennedy-Wilson Holdings, Inc.	265,616	2,895,214
Logistic Properties of The Americas, Class A *	7,814	27,896
Marcus & Millichap, Inc.	51,900	1,442,301
Maui Land & Pineapple Co., Inc. *	14,499	225,025
Newmark Group, Inc., Class A	333,545	5,376,745
RE/MAX Holdings, Inc., Class A *	41,484	443,879
Real Brokerage, Inc. *	310,366	651,769
RMR Group, Inc., Class A	34,061	606,626
Seaport Entertainment Group, Inc. *	16,350	364,442
St. Joe Co.	83,604	5,398,310
Stratus Properties, Inc. *	14,623	442,492
Tejon Ranch Co. *	46,505	910,103
Transcontinental Realty Investors, Inc. *	2,503	88,656
		39,946,765

Semiconductors & Semiconductor Equipment 4.6%
ACM Research, Inc., Class A *	112,802	5,830,735
Aehr Test Systems *	64,417	5,833,604
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aeluma, Inc. *	28,843	671,753
Alpha & Omega Semiconductor Ltd. *	55,547	2,412,406
Ambarella, Inc. *	90,440	6,222,272
Ambiq Micro, Inc. *	39,860	1,493,953
Atomera, Inc. *(a)	66,098	540,682
Axcelis Technologies, Inc. *	68,100	9,473,391
Blaize Holdings, Inc. *(a)	192,182	376,677
CEVA, Inc. *	58,238	1,778,589
Cohu, Inc. *	100,518	4,759,527
Credo Technology Group Holding Ltd. *	354,216	61,637,126
Diodes, Inc. *	100,621	10,781,540
FormFactor, Inc. *	170,895	23,229,757
Ichor Holdings Ltd. *	74,572	4,919,515
Impinj, Inc. *	61,607	8,928,086
indie Semiconductor, Inc., Class A *(a)	434,878	1,961,300
Kopin Corp. *	376,152	1,677,638
Kulicke & Soffa Industries, Inc.	111,692	9,549,666
MaxLinear, Inc. *	179,165	12,675,924
Navitas Semiconductor Corp., Class A *	445,895	7,357,267
NVE Corp.	10,663	882,790
PDF Solutions, Inc. *	69,923	2,996,201
Penguin Solutions, Inc. *	113,592	3,454,333
Photronics, Inc. *	125,246	6,197,172
Power Integrations, Inc.	121,082	8,803,872
Rambus, Inc. *	236,743	27,251,487
Rigetti Computing, Inc. *	717,505	12,520,462
Semtech Corp. *	204,330	21,464,866
Silicon Laboratories, Inc. *	71,527	15,571,428
SiTime Corp. *	49,387	27,762,902
SkyWater Technology, Inc. *	78,065	2,490,274
Synaptics, Inc. *	85,280	7,981,355
Ultra Clean Holdings, Inc. *	97,952	7,654,949
Veeco Instruments, Inc. *	130,341	6,497,499
		333,640,998

Software & Services 5.3%
8x8, Inc. *	295,579	567,512
A10 Networks, Inc.	157,992	4,215,227
ACI Worldwide, Inc. *	226,611	9,794,127
Adeia, Inc.	238,453	7,594,728
Agilysys, Inc. *	56,479	3,618,045
Airship AI Holdings, Inc., Class A *(a)	48,953	109,655
Alarm.com Holdings, Inc. *	104,693	4,649,416
Alkami Technology, Inc. *	150,960	2,382,149
Amplitude, Inc., Class A *	216,357	1,538,298
Appian Corp., Class A *	86,196	1,792,015
Applied Digital Corp. *	521,506	17,861,581
Arteris, Inc. *	68,731	1,990,450
Asana, Inc., Class A *	191,960	1,213,187
AudioEye, Inc. *	15,186	108,732
AvePoint, Inc. *	329,181	3,209,515
Backblaze, Inc., Class A *	121,257	518,980
BigBear.ai Holdings, Inc. *(a)	953,824	3,796,220
Bit Digital, Inc. *	705,392	1,065,142
Bitdeer Technologies Group, Class A *(a)	269,127	3,038,444
Blackbaud, Inc. *	83,180	3,091,801
BlackLine, Inc. *	108,465	3,389,531
Blend Labs, Inc., Class A *	436,732	637,629
Box, Inc., Class A *	307,930	7,451,906
Braze, Inc., Class A *	193,762	4,268,577
C3.ai, Inc., Class A *	283,053	2,499,358
Cerence, Inc. *	96,980	882,518
Chaince Digital Holdings, Inc. *(a)	81,910	445,590
Cipher Digital, Inc. *	710,688	12,607,605
Cleanspark, Inc. *	554,535	6,948,324
Clear Secure, Inc., Class A	193,874	10,350,933
SECURITY	NUMBER OF SHARES	VALUE ($)
Clearwater Analytics Holdings, Inc., Class A *	612,161	14,814,296
Commerce.com, Inc. *	144,562	409,110
Commvault Systems, Inc. *	96,932	9,584,636
Consensus Cloud Solutions, Inc. *	41,844	1,082,923
Core Scientific, Inc. *	637,384	12,747,680
Crexendo, Inc. *	37,628	246,087
CS Disco, Inc. *	58,837	254,764
CSP, Inc.	13,424	124,709
Daily Journal Corp. *	2,736	1,446,687
Digimarc Corp. *	33,484	245,438
Digital Turbine, Inc. *	240,378	848,534
DigitalOcean Holdings, Inc. *	167,111	16,114,514
Domo, Inc., Class B *	73,151	260,418
D-Wave Quantum, Inc. *	802,308	16,270,806
eGain Corp. *	35,514	268,486
EverCommerce, Inc. *(a)	32,023	369,866
Everforth, Inc. *	90,792	1,915,711
Expensify, Inc., Class A *	114,635	116,928
Fastly, Inc., Class A *	309,868	7,825,716
Five9, Inc. *	171,792	2,954,822
Freshworks, Inc., Class A *	458,863	3,744,322
Grid Dynamics Holdings, Inc. *	147,644	840,094
Hackett Group, Inc.	54,984	709,843
Hut 8 Corp. *	215,113	16,301,263
I3 Verticals, Inc., Class A *	48,775	1,099,876
Information Services Group, Inc.	76,403	311,724
Intapp, Inc. *	124,433	2,793,521
InterDigital, Inc.	56,836	16,855,284
Kaltura, Inc. *	166,021	227,449
Life360, Inc. *	45,438	1,957,923
LiveRamp Holdings, Inc. *	137,631	4,022,954
MARA Holdings, Inc. *	832,029	9,976,028
Mitek Systems, Inc. *	96,662	1,349,402
N-able, Inc. *	153,210	793,628
NCR Voyix Corp. *	303,690	2,092,424
NextNav, Inc. *	208,519	3,863,857
OneSpan, Inc.	83,152	962,900
Ooma, Inc. *	55,582	907,098
Pagaya Technologies Ltd., Class A *	132,583	1,841,578
PagerDuty, Inc. *	193,422	1,286,256
PAR Technology Corp. *	88,946	1,195,434
Porch Group, Inc. *	192,297	1,851,820
Progress Software Corp. *	92,147	2,566,294
Q2 Holdings, Inc. *	136,455	6,925,091
Qualys, Inc. *	79,015	6,868,774
Rackspace Technology, Inc. *(a)	184,125	268,823
Rapid7, Inc. *	141,208	833,127
Red Violet, Inc. *	25,143	941,102
ReposiTrak, Inc.	27,730	271,199
Rezolve AI PLC *(a)	488,130	1,254,494
Rimini Street, Inc. *	107,434	366,350
Riot Platforms, Inc. *	765,765	13,201,789
Silvaco Group, Inc. *	19,354	197,604
SoundHound AI, Inc., Class A *(a)	849,764	6,764,121
SoundThinking, Inc. *	19,117	130,378
Sprinklr, Inc., Class A *	249,215	1,226,138
Sprout Social, Inc., Class A *	115,394	692,364
SPS Commerce, Inc. *	83,772	4,701,285
Telos Corp. *	109,297	466,698
Tenable Holdings, Inc. *	260,625	5,444,456
Terawulf, Inc. *	756,212	16,432,487
TSS, Inc. *	48,817	747,876
Tucows, Inc., Class A *	14,650	230,445
Unisys Corp. *	144,322	376,680
Varonis Systems, Inc., Class B *	255,137	6,710,103
Vertex, Inc., Class A *	153,110	1,893,971
Via Transportation, Inc., Class A *	22,784	346,545
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Viant Technology, Inc., Class A *	32,840	356,642
VTEX, Class A *	115,418	433,972
Weave Communications, Inc. *	145,930	716,516
Whitefiber, Inc. *(a)	24,181	370,211
Workiva, Inc., Class A *	111,327	5,953,768
Xperi, Inc. *	99,062	662,725
Yext, Inc. *	219,117	845,792
Zeta Global Holdings Corp., Class A *	461,086	8,493,204
		382,215,028

Technology Hardware & Equipment 6.3%
908 Devices, Inc. *	60,276	411,685
ADTRAN Holdings, Inc. *	162,105	2,867,637
Advanced Energy Industries, Inc.	82,710	31,753,196
Aeva Technologies, Inc. *	88,031	1,407,616
Applied Optoelectronics, Inc. *	144,962	23,825,954
Arlo Technologies, Inc. *	223,691	3,142,859
Aviat Networks, Inc. *	25,561	586,114
Badger Meter, Inc.	64,965	7,854,918
Bel Fuse, Inc., Class B	26,020	7,177,357
Belden, Inc.	86,008	9,674,180
Benchmark Electronics, Inc.	77,578	6,365,275
BK Technologies Corp. *	6,297	606,779
Calix, Inc. *	132,099	5,754,232
Clearfield, Inc. *	25,534	737,677
Climb Global Solutions, Inc.	34,444	574,526
Corsair Gaming, Inc. *	103,008	699,424
CPI Card Group, Inc. *	17,088	302,628
CTS Corp.	63,281	3,613,345
Daktronics, Inc. *	87,101	1,712,406
Diebold Nixdorf, Inc. *	53,253	4,090,363
Digi International, Inc. *	81,706	4,578,804
Eastman Kodak Co. *	138,183	1,841,979
ePlus, Inc.	57,986	4,910,834
Evolv Technologies Holdings, Inc. *	339,224	2,442,413
Extreme Networks, Inc. *	293,140	6,475,463
Fabrinet *	79,263	54,173,883
Frequency Electronics, Inc. *	14,608	732,737
GPGI, Inc., Class A	390,158	6,020,138
Harmonic, Inc. *	245,220	2,802,865
Immersion Corp.	60,242	369,283
Inseego Corp. *	30,513	556,252
Insight Enterprises, Inc. *	64,253	4,684,044
IonQ, Inc. *(a)	757,036	34,157,464
Itron, Inc. *	99,518	8,339,608
Kimball Electronics, Inc. *	53,087	1,433,880
Knowles Corp. *	187,593	5,851,026
Methode Electronics, Inc.	73,947	593,055
MicroVision, Inc. *	668,250	438,639
Mirion Technologies, Inc., Class A *	525,006	10,368,869
M-Tron Industries, Inc. *	7,215	481,818
Napco Security Technologies, Inc.	75,922	3,549,354
Neonode, Inc. *	26,356	43,751
NETGEAR, Inc. *	59,247	1,497,172
NetScout Systems, Inc. *	153,681	5,179,050
nLight, Inc. *	104,393	7,291,851
Novanta, Inc. *	79,054	10,239,865
OSI Systems, Inc. *	34,433	9,879,516
Ouster, Inc. *	124,694	3,361,750
PC Connection, Inc.	24,052	1,533,075
Plexus Corp. *	58,344	14,619,840
Powerfleet, Inc. NJ *	274,750	884,695
Quantum Computing, Inc. *(a)	443,208	3,997,736
Ribbon Communications, Inc. *	206,661	545,585
Richardson Electronics Ltd.	26,219	377,554
Rogers Corp. *	39,651	5,382,623
Sanmina Corp. *	117,102	25,507,158
SECURITY	NUMBER OF SHARES	VALUE ($)
ScanSource, Inc. *	47,592	1,956,983
TTM Technologies, Inc. *	224,593	35,535,104
Turtle Beach Corp. *	34,094	392,763
Viasat, Inc. *	271,124	17,869,783
Viavi Solutions, Inc. *	505,896	26,508,950
Vishay Intertechnology, Inc.	265,728	7,698,140
Vishay Precision Group, Inc. *	26,434	1,597,142
Vistance Networks, Inc. *	478,027	6,116,355
Vuzix Corp. *(a)	148,933	428,927
Xerox Holdings Corp. (a)	247,701	557,327
		456,963,274

Telecommunication Services 0.8%
Anterix, Inc. *	24,975	1,206,792
ATN International, Inc.	21,959	613,315
Bandwidth, Inc., Class A *	61,143	2,250,674
Cogent Communications Holdings, Inc.	106,450	2,411,092
Globalstar, Inc. *	110,008	9,053,658
Gogo, Inc. *	172,907	722,751
IDT Corp., Class B	35,444	1,777,517
Liberty Latin America Ltd., Class C *	367,683	3,055,446
Lumen Technologies, Inc. *	2,092,699	18,499,459
Shenandoah Telecommunications Co.	110,623	1,740,100
Spok Holdings, Inc.	45,905	490,724
Telephone & Data Systems, Inc.	217,943	9,820,512
Uniti Group, Inc.	366,847	4,339,800
		55,981,840

Transportation 1.1%
Allegiant Travel Co. *	31,657	2,394,535
ArcBest Corp.	49,187	6,274,786
Arrive AI, Inc. *	9,211	6,445
Costamare Bulkers Holdings Ltd. *	19,429	335,733
Costamare, Inc.	96,512	1,604,029
Covenant Logistics Group, Inc., Class A	33,663	1,173,492
flyExclusive, Inc. *	12,799	27,006
Forward Air Corp. *	47,607	1,002,603
Frontier Group Holdings, Inc. *	126,113	457,790
FTAI Infrastructure, Inc.	236,756	1,454,866
Genco Shipping & Trading Ltd.	68,890	1,669,894
Heartland Express, Inc.	96,901	1,296,535
Hertz Global Holdings, Inc. *(a)	261,895	1,665,652
Himalaya Shipping Ltd. *	62,028	846,062
Hub Group, Inc., Class A	131,193	5,750,189
JetBlue Airways Corp. *	651,456	3,032,528
Joby Aviation, Inc. *	1,286,125	11,819,489
Marten Transport Ltd.	126,904	1,913,712
Matson, Inc.	67,698	11,808,562
PAMT Corp. *	11,645	117,615
Pangaea Logistics Solutions Ltd.	66,200	507,092
Proficient Auto Logistics, Inc. *	53,134	390,535
Radiant Logistics, Inc. *	79,370	667,502
RXO, Inc. *	356,615	7,121,602
Safe Bulkers, Inc.	114,295	770,348
Sky Harbour Group Corp. *(a)	46,859	495,300
SkyWest, Inc. *	88,651	7,280,020
Sun Country Airlines Holdings, Inc. *	111,491	1,761,558
Universal Logistics Holdings, Inc.	14,764	355,517
Werner Enterprises, Inc.	127,353	4,695,505
		78,696,502

Utilities 2.9%
American States Water Co.	84,872	6,390,013
Avista Corp.	178,307	7,328,418
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Black Hills Corp.	167,048	12,577,044
Brookfield Infrastructure Corp., Class A	264,629	9,791,273
Cadiz, Inc. *	121,356	525,471
California Water Service Group	131,252	5,544,084
Chesapeake Utilities Corp.	51,337	6,474,622
Consolidated Water Co. Ltd.	33,539	1,074,925
Genie Energy Ltd., Class B	46,444	648,823
Global Water Resources, Inc.	29,820	212,020
H2O America	73,190	4,112,546
Hallador Energy Co. *	74,472	1,156,550
Hawaiian Electric Industries, Inc. *	359,365	5,415,631
MGE Energy, Inc.	80,986	6,496,697
Middlesex Water Co.	39,969	2,033,623
Montauk Renewables, Inc. *	146,310	213,613
New Jersey Resources Corp.	221,709	12,484,434
Northwest Natural Holding Co.	91,401	4,844,253
Northwestern Energy Group, Inc.	135,126	9,775,015
Oklo, Inc. *	267,741	19,411,222
ONE Gas, Inc.	131,489	11,731,449
Ormat Technologies, Inc.	133,985	15,394,876
Otter Tail Corp.	84,470	7,538,103
Portland General Electric Co.	248,484	12,903,774
Pure Cycle Corp. *	44,938	518,585
RGC Resources, Inc.	17,404	395,593
Southwest Gas Holdings, Inc.	150,788	14,181,611
Spire, Inc.	128,082	11,678,517
TXNM Energy, Inc.	221,039	13,054,563
Unitil Corp.	38,811	2,036,025
York Water Co.	31,851	924,316
		206,867,689
Total Common Stocks (Cost $4,344,767,715)		7,190,597,320

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	56,835
Cartesian Therapeutics, Inc. CVR *(b)	265,512	613,119
GTx, Inc. CVR *(b)	592	0
Tobira Therapeutics, Inc. CVR *(b)	14,029	0
		669,954
Total Rights (Cost $44,006)		669,954

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (d)(e)	99,223,300	99,223,300
Total Short-Term Investments (Cost $99,223,300)		99,223,300
Total Investments in Securities (Cost $4,444,035,021)		7,290,490,574

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/18/26	206	28,920,340	227,852

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $95,562,635.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended April 30, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at April 30, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc.*	$—	$—	($51,713 )	($92,609 )	($521,571 )	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc.(a),*	335,862	—	(32,284)	(70,360)	106,174	339,392	61,820	—

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	$—	$69,489	($234,373 )	($62,198 )	$260,547	$—	—	$45,859

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	830,198	1,131,693	(136,594)	(118,066)	142,148	—	—	15,811

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.(a),*	—	—	(27,545)	(1,071,138)	954,286	114,175	174,793	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc.*	—	—	(55,822)	(57,535)	(21,160)	—	—	—

Household & Personal Products 0.0%
Medifast, Inc.(a),*	335,899	68,334	(97,247)	(213,887)	181,477	274,576	25,260	—
Nu Skin Enterprises, Inc., Class A	—	—	(143,867)	(214,080)	(186,809)	—	—	14,596
						274,576

Materials 0.0%
Trinseo PLC(a)	—	—	—	—	(115,638)	8,503	85,028	—

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A*	—	—	(103,615)	(40,733)	115,850	—	—	—
EW Scripps Co., Class A*	367,081	68,157	(123,807)	(81,816)	449,271	—	—	—
Gray Media, Inc.	—	30,450	(162,381)	59,011	166,141	—	—	33,203
						—
Total	$1,869,040	$1,368,123	($1,169,248 )	($1,963,411 )	$1,530,716	$736,646		$109,469

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,345,937,859	$—	$—	$5,345,937,859
Banks	670,251,294	—	6,474	670,257,768
Health Care Equipment & Services	381,353,835	—	0 *	381,353,835
Pharmaceuticals, Biotechnology & Life Sciences	793,047,858	—	0 *	793,047,858
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	669,954 *	669,954
Short-Term Investments[1]	99,223,300	—	—	99,223,300
Futures Contracts[2]	227,852	—	—	227,852
Total	$7,290,041,998	$—	$676,428	$7,290,718,426

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $4,422,411)		$736,646
Investments in securities, at value - unaffiliated issuers (cost $4,439,612,610) including securities on loan of $95,562,635		7,289,753,928
Cash		29,466,625
Deposit with broker for futures contracts		3,466,152
Receivables:
Fund shares sold		3,259,158
Dividends		2,853,096
Variation margin on future contracts		758,785
Income from securities on loan	+	234,747
Total assets		7,330,529,137

Liabilities
Collateral held for securities on loan		99,223,300
Payables:
Fund shares redeemed		9,609,200
Investment adviser fees		226,380
Investments bought	+	189,097
Total liabilities		109,247,977
Net assets		$7,221,281,160

Net Assets by Source
Capital received from investors		$4,285,485,855
Total distributable earnings	+	2,935,795,305
Net assets		$7,221,281,160

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,221,281,160		160,173,226		$45.08

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $86,287)		$53,618,905
Other Interest		209,716
Dividends received from securities - affiliated issuers		109,469
Securities on loan, net	+	1,475,158
Total investment income		55,413,248

Expenses
Investment adviser fees		1,416,311
Total expenses	–	1,416,311
Net investment income		53,996,937

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,901,664)
Net realized losses on sales of securities - unaffiliated issuers		(3,763,282)
Net realized losses on sales of in-kind redemptions - affiliated issuers		(61,747)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		592,482,030
Net realized gains on futures contracts	+	1,648,224
Net realized gains		588,403,561
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,530,716
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		279,592,646
Net change in unrealized appreciation (depreciation) on futures contracts	+	248,227
Net change in unrealized appreciation (depreciation)		281,371,589
Net realized and unrealized gains		869,775,150
Increase in net assets resulting from operations		$923,772,087
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$53,996,937	$81,103,001
Net realized gains		588,403,561	130,055,164
Net change in unrealized appreciation (depreciation)	+	281,371,589	730,295,362
Increase in net assets resulting from operations		$923,772,087	$941,453,527

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($91,814,177 )	($105,904,769 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,059,430	$663,135,063	39,249,825	$1,379,447,819
Shares reinvested		1,656,349	67,728,140	2,137,076	80,247,227
Shares redeemed	+	(36,648,318)	(1,534,380,444)	(39,904,477)	(1,431,987,871)
Net transactions in fund shares		(18,932,539)	($803,517,241 )	1,482,424	$27,707,175

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		179,105,765	$7,192,840,491	177,623,341	$6,329,584,558
Total increase (decrease)	+	(18,932,539)	28,440,669	1,482,424	863,255,933
End of period		160,173,226	$7,221,281,160	179,105,765	$7,192,840,491
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$16.54	$13.85	$10.18	$9.55	$11.66	$8.23
Income (loss) from investment operations:
Net investment income (loss)[2]	0.10	0.18	0.17	0.16	0.15	0.14
Net realized and unrealized gains (losses)	0.91	2.69	3.66	0.62	(2.09)	3.44
Total from investment operations	1.01	2.87	3.83	0.78	(1.94)	3.58
Less distributions:
Distributions from net investment income	(0.18)	(0.18)	(0.16)	(0.15)	(0.14)	(0.15)
Distributions from net realized gains	—	—	—	—	(0.03)	—
Total distributions	(0.18)	(0.18)	(0.16)	(0.15)	(0.17)	(0.15)
Net asset value at end of period	$17.37	$16.54	$13.85	$10.18	$9.55	$11.66
Total return	6.18%*	20.85%	37.98%	8.38%	(16.94%)	44.01%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%**	0.03%	0.03%	0.03%[3]	0.03%[3]	0.03%
Net investment income (loss)	1.19%**	1.22%	1.39%	1.58%	1.44%	1.37%
Portfolio turnover rate	2%*,4	3%	2%	2%	2%	3%
Net assets, end of period (x 1,000,000)	$41,279	$31,970	$25,665	$17,787	$16,046	$18,232

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 7-for-1 share split effective after the close of U.S. markets on August 15, 2025.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.9%
Adient PLC *	49,001	1,031,471
Aptiv PLC *	126,770	7,639,160
Autoliv, Inc.	41,028	4,756,376
BorgWarner, Inc.	121,611	6,928,179
Cooper-Standard Holdings, Inc. *	15,055	452,704
Dana, Inc.	69,491	2,532,947
Dauch Corp. *	145,151	828,812
Dorman Products, Inc. *	16,514	1,857,990
Empery Digital, Inc. *(a)	23,000	108,100
Ford Motor Co.	2,301,651	27,803,944
Fox Factory Holding Corp. *	27,704	491,746
Garrett Motion, Inc.	78,233	2,003,547
General Motors Co.	532,925	40,976,603
Gentex Corp.	130,760	3,021,864
Gentherm, Inc. *	20,348	612,475
Goodyear Tire & Rubber Co. *	169,097	1,197,207
Harley-Davidson, Inc.	75,437	1,802,190
Holley, Inc. *	27,094	89,410
Kodiak AI, Inc. *(a)	55,071	467,002
LCI Industries	14,275	1,701,866
Lear Corp.	30,312	3,853,565
Lucid Group, Inc. *(a)	108,942	693,961
Mobileye Global, Inc., Class A *	105,118	913,476
Motorcar Parts of America, Inc. *	10,000	112,200
Patrick Industries, Inc.	19,246	1,789,878
Phinia, Inc.	20,659	1,490,547
QuantumScape Corp., Class A *	279,048	2,034,260
Rivian Automotive, Inc., Class A *	487,581	7,996,328
Solid Power, Inc. *	140,183	483,631
Standard Motor Products, Inc.	12,698	474,524
Stoneridge, Inc. *	25,000	175,000
Strattec Security Corp. *	3,842	289,149
Tesla, Inc. *	1,660,687	633,767,980
Thor Industries, Inc.	30,353	2,399,101
Versigent PLC *	42,256	1,477,692
Visteon Corp.	16,513	1,844,667
Winnebago Industries, Inc.	17,781	579,838
XPEL, Inc. *	16,516	786,492
		767,465,882

Banks 3.7%
1st Source Corp.	11,594	852,507
ACNB Corp.	5,076	257,302
Affinity Bancshares, Inc. *	3,146	70,533
Amalgamated Financial Corp.	11,518	470,856
Amerant Bancorp, Inc.	19,131	439,439
Ameris Bancorp	37,672	3,211,538
Ames National Corp.	4,056	114,298
Arrow Financial Corp.	6,961	256,513
Associated Banc-Corp.	97,712	2,751,570
Atlantic Union Bankshares Corp.	85,318	3,212,223
Auburn National BanCorp, Inc.	800	19,176
Avidbank Holdings, Inc. *	3,500	103,740
Avidia Bancorp, Inc.	10,000	207,700
Axos Financial, Inc. *	33,381	3,219,264
Banc of California, Inc.	79,307	1,485,420
BancFirst Corp.	12,804	1,429,054
Bancorp, Inc. *	26,071	1,559,828
Bank First Corp.	5,865	852,243
Bank of America Corp.	3,915,671	209,331,772
Bank of Hawaii Corp.	22,837	1,815,770
Bank of Marin Bancorp	6,631	170,019
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of the James Financial Group, Inc.	2,744	63,002
Bank OZK	61,585	2,965,934
Bank7 Corp.	2,054	88,199
BankUnited, Inc.	45,500	2,114,840
Bankwell Financial Group, Inc.	4,876	252,187
Banner Corp.	21,262	1,422,640
Bar Harbor Bankshares	10,903	373,428
BayCom Corp.	4,901	146,932
BCB Bancorp, Inc.	7,033	71,385
Beacon Financial Corp.	47,821	1,364,333
Blue Ridge Bankshares, Inc.	40,597	139,248
BOK Financial Corp.	12,920	1,728,567
Bridgewater Bancshares, Inc. *	8,542	154,866
Broadway Financial Corp. *	2,507	19,981
Burke & Herbert Financial Services Corp.	8,604	553,323
Business First Bancshares, Inc.	21,152	579,142
BV Financial, Inc. *	5,000	97,900
Byline Bancorp, Inc.	21,033	676,211
C&F Financial Corp.	1,200	89,700
California BanCorp	8,995	168,117
Camden National Corp.	10,027	483,001
Capital Bancorp, Inc.	5,770	181,697
Capital City Bank Group, Inc.	8,558	395,123
Capitol Federal Financial, Inc.	63,473	487,473
Carter Bankshares, Inc. *	9,825	251,520
Catalyst Bancorp, Inc. *	1,959	31,266
Cathay General Bancorp	40,213	2,253,134
CB Financial Services, Inc.	2,090	73,526
Central BanCo, Inc.	21,000	567,420
Central Pacific Financial Corp.	16,311	542,830
CF Bankshares, Inc.	2,505	73,397
Chemung Financial Corp.	1,306	86,731
ChoiceOne Financial Services, Inc.	7,247	217,627
Citigroup, Inc.	1,031,771	132,046,053
Citizens & Northern Corp.	10,947	241,710
Citizens Community Bancorp, Inc.	8,309	172,412
Citizens Financial Group, Inc.	250,828	16,316,361
Citizens Financial Services, Inc.	2,033	128,404
City Holding Co.	9,085	1,117,092
Civista Bancshares, Inc.	9,755	242,607
CNB Financial Corp.	14,433	438,475
Coastal Financial Corp. *	8,813	666,439
CoastalSouth Bancshares, Inc.	4,000	102,200
Colony Bankcorp, Inc.	13,200	261,888
Columbia Banking System, Inc.	176,994	5,239,022
Columbia Financial, Inc. *	14,396	276,835
Commerce Bancshares, Inc.	80,804	4,204,232
Commercial Bancgroup, Inc.	5,901	170,893
Community Bancorp/VT	4,000	159,800
Community Financial System, Inc.	30,925	1,959,408
Community Trust Bancorp, Inc.	9,370	608,394
Community West Bancshares	9,746	231,175
ConnectOne Bancorp, Inc.	28,115	821,520
Cullen/Frost Bankers, Inc.	37,761	5,472,702
Customers Bancorp, Inc. *	18,677	1,424,495
CVB Financial Corp.	100,973	2,056,820
Dime Community Bancshares, Inc.	25,092	900,552
Eagle Bancorp Montana, Inc.	2,563	56,694
Eagle Bancorp, Inc.	13,609	351,793
Eagle Financial Services, Inc.	2,313	87,154
East West Bancorp, Inc.	80,993	10,243,185
Eastern Bankshares, Inc.	133,178	2,694,191
ECB Bancorp, Inc. *	4,412	79,240
Enterprise Financial Services Corp.	22,321	1,290,600
Equity Bancshares, Inc., Class A	9,351	423,974
Esquire Financial Holdings, Inc.	3,256	342,271
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Farmers & Merchants Bancorp, Inc.	6,004	160,787
Farmers National Banc Corp.	33,808	475,679
FB Bancorp, Inc. *	10,000	139,800
FB Financial Corp.	24,568	1,328,392
Fidelity D&D Bancorp, Inc.	1,779	80,215
Fifth Third Bancorp	528,279	26,815,442
Financial Institutions, Inc.	9,261	315,522
Finward Bancorp	1,806	58,117
Finwise Bancorp *	4,562	70,939
First BanCorp	95,882	2,328,015
First Bancorp, Inc.	3,588	102,114
First Bancorp/Southern Pines NC	25,438	1,468,790
First Bank	9,056	134,391
First Busey Corp.	53,565	1,403,403
First Business Financial Services, Inc.	4,713	264,871
First Capital, Inc.	1,074	58,082
First Citizens BancShares, Inc., Class A	5,702	11,311,742
First Commonwealth Financial Corp.	60,638	1,116,346
First Community Bankshares, Inc.	11,451	488,042
First Community Corp.	7,020	207,862
First Financial Bancorp	62,267	1,885,445
First Financial Bankshares, Inc.	76,518	2,469,236
First Financial Corp.	6,587	432,568
First Hawaiian, Inc.	73,476	2,004,425
First Horizon Corp.	285,314	7,121,437
First Internet Bancorp	3,435	78,730
First Interstate BancSystem, Inc., Class A	51,968	1,844,344
First Merchants Corp.	38,387	1,552,370
First Mid Bancshares, Inc.	13,730	577,896
First National Corp.	2,648	70,755
First Northwest Bancorp	3,416	34,160
First Seacoast Bancorp, Inc. *	3,389	40,668
First U.S. Bancshares, Inc.	4,841	79,876
First United Corp.	2,849	105,869
First Western Financial, Inc. *	2,786	78,872
Firstsun Capital Bancorp *	11,800	417,248
Five Star Bancorp	9,216	372,787
Flagstar Bank NA	178,180	2,489,175
Flushing Financial Corp.	16,608	267,721
FNB Corp.	210,889	3,764,369
Franklin Financial Services Corp.	1,992	112,249
FS Bancorp, Inc.	3,171	128,869
Fulton Financial Corp.	115,770	2,499,474
FVCBankcorp, Inc.	8,954	140,220
GBank Financial Holdings, Inc. *(a)	5,604	165,038
German American Bancorp, Inc.	24,319	1,047,419
Glacier Bancorp, Inc.	77,070	3,780,283
Great Southern Bancorp, Inc.	4,013	273,767
Greene County Bancorp, Inc.	3,212	77,249
Hancock Whitney Corp.	49,925	3,370,437
Hanmi Financial Corp.	18,022	539,038
Hanover Bancorp, Inc.	2,522	59,822
Hawthorn Bancshares, Inc.	2,065	69,425
HBT Financial, Inc.	5,821	161,591
Heritage Financial Corp.	24,137	664,250
Hilltop Holdings, Inc.	23,698	892,704
Hingham Institution For Savings	1,361	386,796
Home Bancorp, Inc.	3,387	210,638
Home BancShares, Inc.	109,706	2,947,800
HomeTrust Bancshares, Inc.	6,363	290,598
Hope Bancorp, Inc.	85,500	1,064,475
Horizon Bancorp, Inc.	33,053	598,259
Hoyne Bancorp, Inc. *	7,000	109,340
Huntington Bancshares, Inc.	1,189,477	19,935,635
Independent Bank Corp.	29,226	2,279,336
Independent Bank Corp., MI	12,944	429,870
SECURITY	NUMBER OF SHARES	VALUE ($)
International Bancshares Corp.	32,521	2,333,057
Investar Holding Corp.	7,833	217,052
Isabella Bank Corp.	3,500	139,335
John Marshall Bancorp, Inc.	8,443	177,303
JPMorgan Chase & Co.	1,591,606	498,538,747
Kearny Financial Corp.	30,246	243,178
KeyCorp	550,318	12,167,531
Lakeland Financial Corp.	16,287	985,689
Landmark Bancorp, Inc.	2,287	60,651
LCNB Corp.	9,732	157,756
LINKBANCORP, Inc.	12,773	110,997
Live Oak Bancshares, Inc.	21,962	825,771
M&T Bank Corp.	89,881	19,650,683
Magyar Bancorp, Inc.	9,051	157,487
MainStreet Bancshares, Inc.	3,000	70,260
Mechanics Bancorp, Class A	27,221	401,918
Mercantile Bank Corp.	10,502	538,858
Meridian Corp.	3,846	72,382
Metrocity Bankshares, Inc.	12,678	405,569
Metropolitan Bank Holding Corp.	7,144	631,172
Mid Penn Bancorp, Inc.	13,835	456,140
Midland States Bancorp, Inc.	8,785	228,498
MVB Financial Corp.	4,605	120,329
National Bank Holdings Corp., Class A	25,679	1,096,493
National Bankshares, Inc.	4,506	161,292
NB Bancorp, Inc.	19,402	380,861
NBT Bancorp, Inc.	33,197	1,450,377
Nicolet Bankshares, Inc.	11,771	1,724,216
Northeast Bank	4,701	584,569
Northeast Community Bancorp, Inc.	5,675	136,172
Northfield Bancorp, Inc.	18,804	262,316
Northpointe Bancshares, Inc.	5,000	89,150
Northrim BanCorp, Inc.	10,384	254,720
Northwest Bancshares, Inc.	80,946	1,119,483
Norwood Financial Corp.	7,060	206,646
NSTS Bancorp, Inc. *	1,610	20,045
Oak Valley Bancorp	3,707	122,628
OceanFirst Financial Corp.	36,040	687,283
OFG Bancorp	25,482	1,171,153
Ohio Valley Banc Corp.	1,400	62,314
Old National Bancorp	202,879	4,863,010
Old Second Bancorp, Inc.	31,972	658,943
OP Bancorp	5,203	74,611
Orange County Bancorp, Inc.	6,824	232,698
Origin Bancorp, Inc.	18,627	872,116
Orrstown Financial Services, Inc.	12,410	455,943
Park National Corp.	9,011	1,551,604
Parke Bancorp, Inc.	4,518	136,037
Pathward Financial, Inc.	13,923	1,209,073
PCB Bancorp	4,081	98,475
Peapack-Gladstone Financial Corp.	10,157	424,055
Peoples Bancorp of North Carolina, Inc.	1,896	74,740
Peoples Bancorp, Inc.	22,771	783,322
Peoples Financial Services Corp.	3,954	225,220
Pinnacle Financial Partners, Inc.	89,715	8,876,402
Pioneer Bancorp, Inc. *	2,717	38,663
Plumas Bancorp	2,267	115,640
PNC Financial Services Group, Inc.	238,883	53,270,909
Ponce Financial Group, Inc. *	10,983	191,763
Popular, Inc.	39,246	5,899,851
Preferred Bank	7,196	681,677
Primis Financial Corp.	10,278	150,675
Princeton Bancorp, Inc.	1,590	56,874
Prosperity Bancshares, Inc.	59,685	4,157,060
Provident Financial Holdings, Inc.	3,562	61,124
Provident Financial Services, Inc.	80,277	1,820,682
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
QCR Holdings, Inc.	10,327	933,767
RBB Bancorp	6,055	146,047
Red River Bancshares, Inc.	1,974	179,101
Regions Financial Corp.	509,744	14,553,191
Renasant Corp.	56,553	2,255,899
Republic Bancorp, Inc., Class A	4,781	362,065
Richmond Mutual BanCorp, Inc.	4,348	68,785
Riverview Bancorp, Inc.	6,215	32,194
S&T Bancorp, Inc.	24,088	1,063,003
SB Financial Group, Inc.	3,301	68,793
Seacoast Banking Corp. of Florida	59,866	1,883,983
ServisFirst Bancshares, Inc.	30,278	2,410,734
Shore Bancshares, Inc.	23,946	462,158
Sierra Bancorp	5,854	211,212
Simmons First National Corp., Class A	85,466	1,817,007
SmartFinancial, Inc.	9,197	385,722
Sound Financial Bancorp, Inc.	1,096	45,100
South Plains Financial, Inc.	5,663	232,636
Southern First Bancshares, Inc. *	5,167	290,902
Southern Missouri Bancorp, Inc.	5,845	398,863
Southside Bancshares, Inc.	17,464	576,836
Southstate Bank Corp.	58,527	5,716,332
SR Bancorp, Inc.	3,800	73,378
Stellar Bancorp, Inc.	28,966	1,087,963
Sterling Bancorp, Inc. *(b)	9,738	1,369
Stock Yards Bancorp, Inc.	17,213	1,245,016
Texas Capital Bancshares, Inc. *	26,971	2,715,980
TFS Financial Corp.	26,645	400,741
Third Coast Bancshares, Inc. *	6,287	234,757
Timberland Bancorp, Inc.	3,571	142,411
Tompkins Financial Corp.	8,504	716,632
Towne Bank	51,213	1,821,134
TriCo Bancshares	20,078	1,009,321
Triumph Financial, Inc. *	12,774	864,544
Truist Financial Corp.	743,617	38,296,275
TrustCo Bank Corp.	10,728	510,653
Trustmark Corp.	35,327	1,567,459
U.S. Bancorp	915,316	51,861,805
UMB Financial Corp.	41,837	5,278,574
Union Bankshares, Inc.	2,125	52,466
United Bancorp, Inc.	3,371	55,217
United Bankshares, Inc.	84,102	3,684,509
United Community Banks, Inc.	73,263	2,441,856
Unity Bancorp, Inc.	2,383	124,583
Univest Financial Corp.	19,154	727,660
USCB Financial Holdings, Inc.	5,422	98,897
Valley National Bancorp	282,840	3,838,139
Virginia National Bankshares Corp.	2,256	95,203
WaFd, Inc.	47,546	1,683,128
Washington Trust Bancorp, Inc.	9,175	288,370
Webster Financial Corp.	94,573	6,843,302
Wells Fargo & Co.	1,826,295	150,176,238
WesBanco, Inc.	57,283	1,969,390
West BanCorp, Inc.	6,294	150,741
Westamerica BanCorp	13,119	719,184
Western Alliance Bancorp	61,101	4,982,176
Western New England Bancorp, Inc.	10,349	144,369
Wintrust Financial Corp.	38,910	5,858,679
WSFS Financial Corp.	31,394	2,259,426
Zions Bancorp NA	86,842	5,507,520
		1,526,449,763

Capital Goods 7.7%
3D Systems Corp. *	169,568	417,137
3M Co.	311,648	45,662,665
A.O. Smith Corp.	66,755	4,128,129
SECURITY	NUMBER OF SHARES	VALUE ($)
AAON, Inc.	39,812	3,714,858
AAR Corp. *	23,088	2,548,223
Acuity, Inc.	18,325	5,310,035
Advanced Drainage Systems, Inc.	42,079	6,280,291
AECOM	75,957	6,387,984
AeroVironment, Inc. *	18,674	3,641,803
AerSale Corp. *	12,000	80,640
AGCO Corp.	35,258	4,266,923
AirJoule Technologies Corp. *	15,696	48,344
Alamo Group, Inc.	6,386	1,107,588
Albany International Corp., Class A	18,015	1,045,591
Allegion PLC	50,672	6,966,387
Alliance Laundry Holdings, Inc. *	22,665	575,011
Allient, Inc.	8,995	685,239
Allison Transmission Holdings, Inc.	48,520	6,518,662
Alpha Pro Tech Ltd. *	5,970	27,462
Alta Equipment Group, Inc.	10,115	78,391
Ameresco, Inc., Class A *	23,341	690,660
American Infrastructure Corp. *(a)(b)	6,920	0
American Superconductor Corp. *	28,658	1,534,349
American Woodmark Corp. *	7,275	317,772
AMETEK, Inc.	136,020	32,032,710
Amprius Technologies, Inc. *	81,967	1,726,225
API Group Corp. *	226,295	10,346,207
Apogee Enterprises, Inc.	12,815	466,466
Applied Industrial Technologies, Inc.	21,889	6,692,562
Archer Aviation, Inc., Class A *	365,234	2,096,443
Arcosa, Inc.	29,132	3,684,324
Argan, Inc.	8,090	5,420,138
Armstrong World Industries, Inc.	25,231	4,299,110
Array Technologies, Inc. *	85,978	665,470
Astec Industries, Inc.	14,016	911,320
Astronics Corp. *	19,536	1,394,870
ATI, Inc. *	79,822	12,409,128
Atkore, Inc.	19,730	1,541,899
Atmus Filtration Technologies, Inc.	45,759	2,901,121
Axon Enterprise, Inc. *	46,649	18,741,702
AZZ, Inc.	18,030	2,579,011
Babcock & Wilcox Enterprises, Inc. *	51,145	800,931
Beta Technologies, Inc., Class A *	19,245	306,573
Bloom Energy Corp., Class A *	152,833	43,306,759
Blue Bird Corp. *	18,757	1,202,511
BlueLinx Holdings, Inc. *	3,850	203,896
Boeing Co. *	464,099	106,292,594
Boise Cascade Co.	21,084	1,671,329
Bowman Consulting Group Ltd., Class A *	6,300	198,828
Broadwind, Inc. *	7,298	19,413
Builders FirstSource, Inc. *	66,941	5,294,364
BWX Technologies, Inc.	53,581	11,594,393
Byrna Technologies, Inc. *	8,100	47,385
Cadre Holdings, Inc.	17,630	522,729
Cardinal Infrastructure Group, Inc., Class A *	8,500	450,755
Carlisle Cos., Inc.	23,915	8,496,043
Carpenter Technology Corp.	29,275	12,535,555
Carrier Global Corp.	464,548	31,203,689
Caterpillar, Inc.	274,733	244,542,591
CEA Industries, Inc. *	34,988	108,813
CECO Environmental Corp. *	18,912	1,402,136
Centuri Holdings, Inc. *	50,250	1,889,400
ChargePoint Holdings, Inc. *	14,308	91,714
Chart Industries, Inc. *	26,534	5,516,419
CNH Industrial NV	537,754	5,759,345
Columbus McKinnon Corp.	13,948	215,497
Comfort Systems USA, Inc.	20,827	38,326,887
Concrete Pumping Holdings, Inc. *	9,442	74,781
Construction Partners, Inc., Class A *	27,707	3,426,248
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Core & Main, Inc., Class A *	111,490	5,615,751
CPI Aerostructures, Inc. *	9,173	33,023
Crane Co.	28,761	5,111,693
CSW Industrials, Inc.	9,615	2,799,888
Cummins, Inc.	81,506	54,691,341
Curtiss-Wright Corp.	21,631	15,578,646
Custom Truck One Source, Inc. *	52,302	515,175
Deere & Co.	148,632	87,673,558
Distribution Solutions Group, Inc. *	4,920	133,135
DNOW, Inc. *	109,209	1,473,229
Donaldson Co., Inc.	67,436	5,945,832
Douglas Dynamics, Inc.	15,032	693,426
Dover Corp.	79,241	17,940,955
Ducommun, Inc. *	8,697	1,234,365
DXP Enterprises, Inc. *	7,811	1,333,728
Dycom Industries, Inc. *	17,507	7,249,649
Eastern Co.	1,809	39,545
Eaton Corp. PLC	229,315	99,295,688
EMCOR Group, Inc.	26,267	23,421,496
Emerson Electric Co.	331,274	46,524,121
Energy Recovery, Inc. *	27,634	305,908
Energy Vault Holdings, Inc. *	62,860	289,785
Enerpac Tool Group Corp., Class A	32,034	1,124,393
EnerSys	21,305	4,543,504
Enovix Corp. *(a)	100,000	667,000
Enpro, Inc.	12,614	3,677,612
Eos Energy Enterprises, Inc. *	202,312	1,355,490
EquipmentShare.com, Inc., Class A *	19,000	398,905
Esab Corp.	33,493	3,291,357
ESCO Technologies, Inc.	15,103	4,892,617
Eve Holding, Inc. *	75,733	218,111
Everus Construction Group, Inc. *	29,935	4,413,317
EVI Industries, Inc.	2,765	51,346
Fastenal Co.	675,187	30,336,152
Federal Signal Corp.	35,615	4,385,275
Ferguson Enterprises, Inc.	115,584	30,942,993
Firefly Aerospace, Inc. *(a)	15,493	536,058
Flowserve Corp.	74,623	5,495,238
Fluence Energy, Inc. *	42,159	513,497
Fluor Corp. *	94,345	5,033,306
Forgent Power Solutions, Inc. *	50,738	1,908,764
Fortive Corp.	185,973	11,119,326
Fortune Brands Innovations, Inc.	70,835	2,871,651
Franklin Electric Co., Inc.	22,848	2,289,141
FreightCar America, Inc. *	5,033	41,472
FTAI Aviation Ltd.	60,822	15,185,429
FuelCell Energy, Inc. *(a)	30,899	401,687
Gates Industrial Corp. PLC *	151,979	3,892,182
GATX Corp.	20,609	4,037,715
GE Vernova, Inc.	159,297	172,591,928
Gencor Industries, Inc. *	3,418	50,860
Generac Holdings, Inc. *	34,395	8,916,216
General Dynamics Corp.	150,134	51,691,136
General Electric Co.	619,827	179,706,442
Gibraltar Industries, Inc. *	18,355	716,396
Global Industrial Co.	8,750	289,713
Gorman-Rupp Co.	13,052	988,558
Graco, Inc.	98,887	7,937,659
Graham Corp. *	6,437	612,802
Granite Construction, Inc.	25,926	3,553,677
Greenbrier Cos., Inc.	18,913	929,007
Griffon Corp.	23,420	2,135,201
Hayward Holdings, Inc. *	119,502	1,793,725
HEICO Corp.	58,602	15,817,852
Helios Technologies, Inc.	19,779	1,352,884
Herc Holdings, Inc.	17,923	2,274,787
Hexcel Corp.	44,661	4,192,328
Hillman Solutions Corp. *	117,215	956,474
SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell International, Inc.	374,195	80,201,214
Howmet Aerospace, Inc.	236,461	57,469,481
Hubbell, Inc., Class B	31,208	15,858,969
Hudson Technologies, Inc. *	17,443	109,193
Huntington Ingalls Industries, Inc.	22,939	8,356,448
Hyliion Holdings Corp. *	54,325	103,761
Hyster-Yale, Inc.	5,997	236,702
IDEX Corp.	43,877	9,558,604
IES Holdings, Inc. *	5,096	3,282,232
Illinois Tool Works, Inc.	155,141	40,027,929
Ingersoll Rand, Inc.	210,669	16,824,026
Innovative Solutions & Support, Inc. *	6,865	151,030
Insteel Industries, Inc.	14,474	378,929
Intuitive Machines, Inc., Class A *	72,580	1,839,903
ITT, Inc.	50,607	10,847,104
Janus International Group, Inc. *	60,000	312,000
JBT Marel Corp.	30,476	3,599,216
JELD-WEN Holding, Inc. *	40,500	55,485
Johnson Controls International PLC	361,944	52,854,682
Kadant, Inc.	6,969	2,042,823
Karat Packaging, Inc.	3,014	86,472
Karman Holdings, Inc. *	45,070	3,063,859
Kennametal, Inc.	45,070	1,744,660
Kratos Defense & Security Solutions, Inc. *	108,367	6,832,539
L.B. Foster Co., Class A *	5,290	161,927
L3Harris Technologies, Inc.	110,017	35,265,949
Legence Corp., Class A *	28,191	2,451,489
Lennox International, Inc.	18,730	10,018,490
Leonardo DRS, Inc.	45,217	1,837,167
Limbach Holdings, Inc. *	6,744	672,849
Lincoln Electric Holdings, Inc.	32,303	8,560,295
Lindsay Corp.	6,743	755,014
Loar Holdings, Inc. *	21,175	1,188,341
Lockheed Martin Corp.	119,431	61,861,675
LSI Industries, Inc.	20,912	508,371
Luxfer Holdings PLC	12,212	183,791
Madison Air Solutions Corp., Class A *(a)	48,448	1,849,745
Manitowoc Co., Inc. *	22,850	310,532
Masco Corp.	119,571	8,587,589
MasTec, Inc. *	36,190	14,260,669
Masterbrand, Inc. *	80,776	725,368
Matrix Service Co. *	20,847	281,851
Mayville Engineering Co., Inc. *	11,327	258,369
McGrath RentCorp	14,569	1,610,603
Mercury Systems, Inc. *	31,401	2,477,853
Microvast Holdings, Inc. *	110,747	213,742
Middleby Corp. *	27,220	3,820,599
Miller Industries, Inc.	9,119	437,621
Modine Manufacturing Co. *	30,948	7,880,289
Moog, Inc., Class A	16,750	5,046,942
MSC Industrial Direct Co., Inc., Class A	26,965	2,757,711
Mueller Industries, Inc.	64,859	8,783,854
Mueller Water Products, Inc., Class A	93,001	2,593,798
MYR Group, Inc. *	9,036	3,657,863
NANO Nuclear Energy, Inc. *(a)	22,025	514,945
National Presto Industries, Inc.	3,738	522,722
NeoVolta, Inc. *(a)	12,964	33,317
Nextpower, Inc., Class A *	88,507	10,543,839
NN, Inc. *	28,401	65,890
Nordson Corp.	31,192	8,997,332
Northrop Grumman Corp.	78,860	45,697,793
NPK International, Inc. *	54,340	888,459
NuScale Power Corp. *	91,247	1,136,938
nVent Electric PLC	95,541	13,652,809
NWPX Infrastructure, Inc. *	6,698	658,681
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ocean Power Technologies, Inc. *	50,000	18,065
Optex Systems Holdings, Inc. *	1,633	17,538
Orion Group Holdings, Inc. *	16,674	227,100
Oshkosh Corp.	36,916	5,769,971
Otis Worldwide Corp.	230,360	17,940,437
Owens Corning	48,122	5,935,367
PACCAR, Inc.	309,384	36,754,819
Palladyne AI Corp. *(a)	16,115	98,140
Park Aerospace Corp.	8,310	281,377
Parker-Hannifin Corp.	74,499	67,750,881
Park-Ohio Holdings Corp.	3,931	113,802
Pentair PLC	95,726	7,726,045
Perma-Pipe International Holdings, Inc. *	3,363	110,071
Plug Power, Inc. *	829,680	2,596,898
Powell Industries, Inc.	16,605	4,604,068
Power Solutions International, Inc. *	3,000	219,810
Preformed Line Products Co.	1,284	426,609
Primoris Services Corp.	31,118	5,637,026
Proto Labs, Inc. *	14,685	951,735
Quanex Building Products Corp.	29,879	595,787
Quanta Services, Inc.	87,995	64,040,121
QXO, Inc. *(a)	298,763	5,996,173
RBC Bearings, Inc. *	18,523	11,096,944
Red Cat Holdings, Inc. *(a)	65,458	767,168
Redwire Corp. *	57,306	526,642
Regal Rexnord Corp.	38,838	8,351,335
Resideo Technologies, Inc. *	80,912	3,347,329
Richtech Robotics, Inc., Class B *(a)	97,881	240,787
Rocket Lab Corp. *	279,980	23,101,150
Rockwell Automation, Inc.	66,072	27,017,502
RTX Corp.	792,311	139,502,198
Rush Enterprises, Inc., Class A	40,569	3,003,323
Satellogic, Inc., Class A *	65,125	420,708
Sensata Technologies Holding PLC	85,807	3,573,003
SES AI Corp. *	162,323	170,439
Shoals Technologies Group, Inc., Class A *	94,261	748,432
Simpson Manufacturing Co., Inc.	24,298	4,634,358
SiteOne Landscape Supply, Inc. *	26,050	3,283,602
SKYX Platforms Corp. *	75,741	81,800
Snap-on, Inc.	30,658	11,754,277
Solv Energy, Inc., Class A *	13,061	520,350
SPX Technologies, Inc. *	29,280	6,409,685
StandardAero, Inc. *	113,994	2,833,891
Standex International Corp.	7,193	1,963,689
Stanley Black & Decker, Inc.	91,151	7,124,362
Starfighters Space, Inc. *(a)	25,000	125,750
Stem, Inc. *	4,000	42,800
Sterling Infrastructure, Inc. *	17,992	9,277,035
Sunrun, Inc. *	136,909	1,742,852
Symbotic, Inc. *	34,706	2,051,125
T1 Energy, Inc. *	127,020	609,696
Taylor Devices, Inc. *	2,017	111,944
TechPrecision Corp. *	4,478	18,897
Tecnoglass, Inc.	16,125	694,665
Tennant Co.	11,936	991,165
Terex Corp.	66,442	4,132,692
Terrestrial Energy, Inc. *(a)	38,400	278,784
Textron, Inc.	102,734	9,858,355
Thermon Group Holdings, Inc. *	19,954	1,207,017
Timken Co.	37,587	4,168,022
Titan International, Inc. *	41,443	315,796
Titan Machinery, Inc. *	8,199	171,441
Toro Co.	57,814	5,502,158
Trane Technologies PLC	130,767	64,407,978
Transcat, Inc. *	6,587	501,271
TransDigm Group, Inc.	33,261	38,582,095
SECURITY	NUMBER OF SHARES	VALUE ($)
Trex Co., Inc. *	63,521	2,490,023
Trinity Industries, Inc.	47,893	1,561,791
Tutor Perini Corp.	25,970	2,413,132
Twin Disc, Inc.	5,599	92,495
UFP Industries, Inc.	34,082	3,049,998
Ultralife Corp. *	6,691	46,168
United Rentals, Inc.	37,200	35,706,048
V2X, Inc. *	12,596	854,135
Valmont Industries, Inc.	11,741	5,964,898
Velo3D, Inc. *(a)	10,000	140,050
Vertiv Holdings Co., Class A	225,802	74,173,699
Vicor Corp. *	13,362	3,597,986
Virgin Galactic Holdings, Inc. *(a)	40,128	95,505
VirTra, Inc. *	3,586	15,994
Voyager Technologies, Inc., Class A *	6,200	163,742
VSE Corp.	17,095	2,934,870
Wabash National Corp.	19,725	171,410
Watsco, Inc.	20,548	8,996,736
Watts Water Technologies, Inc., Class A	16,006	4,804,361
WESCO International, Inc.	28,447	9,931,417
Westinghouse Air Brake Technologies Corp.	100,529	27,131,772
Willis Lease Finance Corp.	2,226	432,178
WillScot Holdings Corp.	108,510	2,456,666
Woodward, Inc.	35,137	12,754,380
Worthington Enterprises, Inc.	18,884	1,024,835
WW Grainger, Inc.	25,808	29,972,121
Xometry, Inc., Class A *	26,369	1,351,939
Xylem, Inc.	143,282	16,930,201
York Space Systems, Inc. *(a)	12,787	424,017
Zurn Elkay Water Solutions Corp.	88,664	4,606,981
		3,188,411,790

Commercial & Professional Services 1.0%
ABM Industries, Inc.	36,089	1,472,431
ACCO Brands Corp.	38,516	123,636
ACV Auctions, Inc., Class A *	100,000	519,000
Alight, Inc., Class A	310,575	256,970
Amentum Holdings, Inc. *	89,046	2,335,677
Andersen Group, Inc., Class A *(a)	10,000	353,800
Asure Software, Inc. *	7,413	67,088
Automatic Data Processing, Inc.	238,012	50,444,263
Barrett Business Services, Inc.	18,517	583,841
BlackSky Technology, Inc. *	16,866	598,406
Booz Allen Hamilton Holding Corp., Class A	71,058	5,526,181
Brady Corp., Class A	26,550	2,172,321
Bridger Aerospace Group Holdings, Inc. *	12,500	25,375
BrightView Holdings, Inc. *	43,240	514,556
Brink's Co.	24,899	2,657,968
Broadridge Financial Solutions, Inc.	69,625	10,720,858
CACI International, Inc., Class A *	12,924	6,714,535
Casella Waste Systems, Inc., Class A *	36,566	2,897,856
CBIZ, Inc. *	29,327	894,474
Cimpress PLC *	8,208	726,080
Cintas Corp.	200,734	35,070,237
Clarivate PLC *	271,043	777,893
Clean Harbors, Inc. *	29,528	9,232,815
Concentrix Corp.	28,218	672,153
Copart, Inc. *	527,122	17,453,009
CoreCivic, Inc. *	64,077	1,311,015
CRA International, Inc.	4,054	638,383
CSG Systems International, Inc.	16,822	1,352,657
Deluxe Corp.	27,083	843,635
DLH Holdings Corp. *	3,968	23,094
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ennis, Inc.	15,401	321,573
Enviri Corp. *	49,829	981,133
Equifax, Inc.	70,835	12,321,040
ExlService Holdings, Inc. *	93,519	2,981,386
Exponent, Inc.	29,921	2,001,416
Falcon's Beyond Global, Inc., Class A *(a)	8,000	135,360
First Advantage Corp. *	57,282	730,918
FTI Consulting, Inc. *	17,833	3,197,457
Genpact Ltd.	95,550	3,320,363
GEO Group, Inc. *	80,874	1,496,978
Healthcare Services Group, Inc. *	43,118	923,156
HireQuest, Inc.	1,724	19,947
HNI Corp.	40,796	1,490,686
Huron Consulting Group, Inc. *	9,332	1,219,366
ICF International, Inc.	11,220	804,025
Innodata, Inc. *	19,745	833,831
Insperity, Inc.	20,000	711,400
Interface, Inc., Class A	34,765	969,248
Jacobs Solutions, Inc.	68,832	8,907,549
KBR, Inc.	75,033	2,812,987
Kelly Services, Inc., Class A	16,000	156,160
Kforce, Inc.	8,111	366,698
Korn Ferry	30,601	2,033,130
Legalzoom.com, Inc. *	68,000	438,600
Leidos Holdings, Inc.	74,860	11,170,609
Liquidity Services, Inc. *	16,754	597,280
ManpowerGroup, Inc.	27,696	838,358
Maximus, Inc.	32,909	2,159,489
MillerKnoll, Inc.	43,543	700,171
Mistras Group, Inc. *	7,028	132,689
Mobile Infrastructure Corp. *	22,500	41,400
Montrose Environmental Group, Inc. *	22,041	463,963
MSA Safety, Inc.	21,897	3,643,442
NL Industries, Inc.	5,834	35,004
OPENLANE, Inc. *	63,398	1,993,233
Parsons Corp. *	31,135	1,569,515
Paychex, Inc.	191,757	17,762,451
Paycom Software, Inc.	28,972	3,672,491
Paylocity Holding Corp. *	26,264	2,770,589
Perma-Fix Environmental Services, Inc. *	5,410	68,491
Pitney Bowes, Inc.	92,988	1,437,595
Planet Labs PBC *	164,510	6,081,935
Quad/Graphics, Inc.	10,911	81,178
RB Global, Inc.	109,347	11,404,892
RCM Technologies, Inc. *	3,160	98,876
Republic Services, Inc., Class A	118,788	24,852,825
Resolute Holdings Management, Inc. *	1,836	249,861
Resources Connection, Inc.	37,295	158,131
Robert Half, Inc.	62,795	1,670,975
Rollins, Inc.	172,051	9,588,402
Science Applications International Corp.	26,964	2,609,306
Spire Global, Inc., Class A *(a)	25,949	462,671
SS&C Technologies Holdings, Inc.	123,511	8,559,312
TaskUS, Inc., Class A	9,000	58,320
Team, Inc. *	2,284	39,856
Tetra Tech, Inc.	153,057	4,946,802
TIC Solutions, Inc. *	114,167	1,043,486
TransUnion	114,255	8,112,105
TriNet Group, Inc.	17,580	804,812
TrueBlue, Inc. *(c)	18,000	98,820
UL Solutions, Inc., Class A	46,636	4,220,092
UniFirst Corp.	8,714	2,226,514
Upwork, Inc. *	78,067	807,993
Veralto Corp.	145,939	12,871,820
Verisk Analytics, Inc., Class A	82,845	15,284,074
SECURITY	NUMBER OF SHARES	VALUE ($)
Verra Mobility Corp., Class A *	95,103	1,410,378
Vestis Corp. *	83,058	807,324
Virco Mfg. Corp.	8,190	49,631
Waste Management, Inc.	219,032	50,935,892
Willdan Group, Inc. *	8,879	674,804
		425,422,471

Consumer Discretionary Distribution & Retail 5.6%
1stdibs.com, Inc. *	26,868	124,399
Abercrombie & Fitch Co., Class A *	27,683	2,362,744
Academy Sports & Outdoors, Inc.	39,494	2,165,851
Advance Auto Parts, Inc.	35,409	2,107,190
Amazon.com, Inc. *	5,766,900	1,528,574,514
American Eagle Outfitters, Inc.	92,780	1,616,228
America's Car-Mart, Inc. *	10,559	128,925
Arhaus, Inc.	27,308	202,079
Arko Corp.	50,423	332,792
ARKO Petroleum Corp.	10,000	186,900
Asbury Automotive Group, Inc. *	11,224	2,286,217
AutoNation, Inc. *	15,751	3,345,197
AutoZone, Inc. *	9,736	36,062,436
Barnes & Noble Education, Inc. *	12,663	124,857
Bath & Body Works, Inc.	121,952	2,370,747
Bed Bath & Beyond, Inc. *	78,122	382,798
Best Buy Co., Inc.	114,840	6,946,672
Bob's Discount Furniture, Inc. *	14,000	150,360
Boot Barn Holdings, Inc. *	17,899	3,068,784
Buckle, Inc.	19,582	1,088,955
Build-A-Bear Workshop, Inc.	7,407	273,615
Burlington Stores, Inc. *	36,601	11,712,686
Caleres, Inc.	14,805	193,945
Camping World Holdings, Inc., Class A	29,438	241,097
CarMax, Inc. *	85,625	3,365,919
Carvana Co., Class A *	83,425	33,019,615
Chewy, Inc., Class A *	141,457	3,595,837
Citi Trends, Inc. *	3,328	162,107
Coupang, Inc., Class A *	800,336	15,990,713
Designer Brands, Inc., Class A	22,662	169,965
Dick's Sporting Goods, Inc.	39,035	8,857,822
Dillard's, Inc., Class A	1,836	1,045,088
eBay, Inc.	266,904	27,619,226
Envela Corp. *	4,047	71,268
Etsy, Inc. *	58,344	3,753,853
EVgo, Inc., Class A *	93,173	195,663
Five Below, Inc. *	32,463	7,650,231
Floor & Decor Holdings, Inc., Class A *	63,292	3,063,333
GameStop Corp., Class A *	243,297	6,070,260
Gap, Inc.	133,528	3,283,453
Genesco, Inc. *	5,301	188,132
Genuine Parts Co.	81,616	8,751,684
GigaCloud Technology, Inc., Class A *	13,833	615,430
Gold.com, Inc.	12,487	564,288
Group 1 Automotive, Inc.	7,091	2,530,565
Groupon, Inc., Class A *	14,848	210,990
Haverty Furniture Cos., Inc.	5,993	132,685
Home Depot, Inc.	587,751	193,252,529
J Jill, Inc.	6,517	83,027
Kohl's Corp.	66,288	939,301
Lands' End, Inc. *(a)	7,994	90,252
Lithia Motors, Inc., Class A	14,719	4,270,276
LKQ Corp.	150,680	4,758,474
Lowe's Cos., Inc.	330,828	78,998,418
Macy's, Inc.	157,444	3,078,030
MarineMax, Inc. *	9,973	286,624
Monro, Inc.	14,000	245,840
Murphy USA, Inc.	9,901	5,821,788
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Vision Holdings, Inc. *	46,787	1,086,394
Ollie's Bargain Outlet Holdings, Inc. *	36,316	3,141,697
O'Reilly Automotive, Inc. *	495,788	49,281,327
Outdoor Holding Co. *	42,500	86,275
Pattern Group, Inc., Class A *	13,394	180,417
Penske Automotive Group, Inc.	10,608	1,819,484
Petco Health & Wellness Co., Inc., Class A *	109,136	309,946
PetMed Express, Inc. *	10,000	22,400
Pool Corp.	19,341	4,125,822
RealReal, Inc. *	65,694	781,102
Revolve Group, Inc. *	23,599	600,595
RH *	9,160	1,208,754
Ross Stores, Inc.	190,363	43,362,788
Sally Beauty Holdings, Inc. *	52,790	748,562
Savers Value Village, Inc. *	22,816	192,795
Shoe Carnival, Inc.	8,671	160,587
Signet Jewelers Ltd.	24,266	2,160,402
Sleep Number Corp. *(a)	11,000	33,110
Sonic Automotive, Inc., Class A	8,954	705,127
Stitch Fix, Inc., Class A *	116,350	423,514
ThredUp, Inc., Class A *	99,107	425,169
TJX Cos., Inc.	655,823	102,800,255
Tractor Supply Co.	309,684	10,869,908
Ulta Beauty, Inc. *	25,978	13,962,655
Upbound Group, Inc.	34,011	672,057
Urban Outfitters, Inc. *	31,732	2,232,029
Valvoline, Inc. *	75,444	2,507,004
Victoria's Secret & Co. *	47,318	2,452,492
Warby Parker, Inc., Class A *	61,490	1,360,159
Wayfair, Inc., Class A *	62,826	4,016,466
Weyco Group, Inc.	3,125	103,094
Williams-Sonoma, Inc.	70,099	12,702,640
Winmark Corp.	1,879	714,941
Zumiez, Inc. *	6,961	171,032
		2,294,203,673

Consumer Durables & Apparel 0.7%
Acushnet Holdings Corp.	15,876	1,537,114
Bassett Furniture Industries, Inc.	4,101	59,793
Beazer Homes USA, Inc. *	21,667	467,791
Brunswick Corp.	38,025	3,021,086
Callaway Golf Co. *	82,826	1,267,238
Capri Holdings Ltd. *	60,586	1,182,033
Carter's, Inc.	24,675	891,261
Cavco Industries, Inc. *	4,661	2,363,127
Century Communities, Inc.	16,135	903,883
Champion Homes, Inc. *	33,512	2,554,620
Clarus Corp.	14,055	36,613
Columbia Sportswear Co.	15,317	933,112
Cricut, Inc., Class A	25,000	107,750
Crocs, Inc. *	30,464	3,106,719
Crown Crafts, Inc.	5,621	15,345
Deckers Outdoor Corp. *	83,398	8,523,276
DR Horton, Inc.	158,273	24,351,884
Dream Finders Homes, Inc., Class A *	16,669	243,367
Escalade, Inc.	3,803	71,116
Ethan Allen Interiors, Inc.	18,762	400,381
Figs, Inc., Class A *	95,455	1,428,007
Flexsteel Industries, Inc.	2,656	146,877
Fossil Group, Inc. *	25,000	110,750
Garmin Ltd.	95,965	24,100,650
G-III Apparel Group Ltd.	23,826	743,133
GoPro, Inc., Class A *	64,829	106,968
Green Brick Partners, Inc. *	19,421	1,309,752
Hamilton Beach Brands Holding Co., Class A	3,706	77,122
SECURITY	NUMBER OF SHARES	VALUE ($)
Hasbro, Inc.	78,554	7,528,615
Helen of Troy Ltd. *	22,679	525,019
Hooker Furnishings Corp.	10,000	121,500
Hovnanian Enterprises, Inc., Class A *	3,730	419,401
Installed Building Products, Inc.	13,179	3,802,800
JAKKS Pacific, Inc.	5,309	115,524
Johnson Outdoors, Inc., Class A	2,681	141,101
KB Home	39,308	2,082,931
Kontoor Brands, Inc.	30,295	2,222,441
La-Z-Boy, Inc.	26,329	914,669
Legacy Housing Corp. *	4,652	101,181
Leggett & Platt, Inc.	84,152	914,732
Lennar Corp., Class A	131,711	11,893,503
Levi Strauss & Co., Class A	59,505	1,325,771
LGI Homes, Inc. *	13,659	668,881
Lovesac Co. *	17,811	281,592
Lululemon Athletica, Inc. *	63,215	8,704,705
M/I Homes, Inc. *	16,006	2,104,629
Malibu Boats, Inc., Class A *	8,904	227,942
Marine Products Corp.	5,165	40,907
MasterCraft Boat Holdings, Inc. *	7,841	183,087
Mattel, Inc. *	181,064	2,730,445
Meritage Homes Corp.	39,120	2,634,341
Mohawk Industries, Inc. *	30,745	3,245,442
Movado Group, Inc.	6,936	188,937
Newell Brands, Inc.	254,649	1,038,968
NIKE, Inc., Class B	703,497	31,207,127
NVR, Inc. *	1,638	10,345,395
Oxford Industries, Inc.	11,768	504,141
Peloton Interactive, Inc., Class A *	263,806	1,437,743
Polaris, Inc.	32,246	2,136,942
PulteGroup, Inc.	112,952	13,820,807
PVH Corp.	27,799	2,541,941
Ralph Lauren Corp., Class A	23,298	8,355,595
Rocky Brands, Inc.	2,880	105,610
SharkNinja, Inc. *	42,000	4,852,260
Smith & Wesson Brands, Inc.	27,549	428,111
Somnigroup International, Inc.	123,829	9,393,668
Sonos, Inc. *	72,906	1,081,196
Steven Madden Ltd.	43,028	1,616,132
Sturm Ruger & Co., Inc.	7,968	345,652
Superior Group of Cos., Inc.	5,398	60,889
Tapestry, Inc.	118,759	17,224,805
Taylor Morrison Home Corp., Class A *	55,290	3,358,315
Toll Brothers, Inc.	56,115	7,976,186
TopBuild Corp. *	16,738	7,409,913
Tri Pointe Homes, Inc. *	47,668	2,235,152
Under Armour, Inc., Class A *	183,390	1,153,523
VF Corp.	193,306	3,659,283
Whirlpool Corp. (a)	37,081	2,078,761
Wolverine World Wide, Inc.	58,096	988,794
XMAX, Inc. *(a)	26,000	209,820
YETI Holdings, Inc. *	45,491	1,795,075
		270,542,668

Consumer Services 1.8%
Accel Entertainment, Inc., Class A *	29,774	371,877
ADT, Inc.	306,002	2,304,195
Airbnb, Inc., Class A *	249,368	35,001,292
American Public Education, Inc. *	9,289	540,155
Aramark	154,019	7,037,128
Bally's Corp. *(a)	3,500	46,620
Biglari Holdings, Inc., Class B *	514	158,954
BJ's Restaurants, Inc. *	15,419	592,090
Black Rock Coffee Bar, Inc., Class A *	12,729	156,312
Bloomin' Brands, Inc.	63,313	386,209
Booking Holdings, Inc.	475,422	80,042,048
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Boyd Gaming Corp.	30,848	2,682,234
Bright Horizons Family Solutions, Inc. *	33,308	2,701,612
Brinker International, Inc. *	25,934	3,948,192
Caesars Entertainment, Inc. *	125,816	3,497,685
Canterbury Park Holding Corp.	1,452	23,000
Carnival Corp.	675,139	17,897,935
Carriage Services, Inc., Class A	9,313	457,268
Cava Group, Inc. *	58,704	5,483,541
Cheesecake Factory, Inc.	27,186	1,709,184
Chipotle Mexican Grill, Inc., Class A *	770,696	26,195,957
Choice Hotels International, Inc. (a)	12,258	1,214,523
Churchill Downs, Inc.	38,749	3,913,262
Coursera, Inc. *	86,705	515,895
Covista, Inc. *	21,233	2,446,466
Cracker Barrel Old Country Store, Inc. (a)	18,128	567,769
Darden Restaurants, Inc.	68,099	13,657,935
Dave & Buster's Entertainment, Inc. *	15,994	180,252
Dine Brands Global, Inc.	7,136	198,238
Domino's Pizza, Inc.	18,144	6,158,436
DoorDash, Inc., Class A *	220,204	37,137,405
DraftKings, Inc., Class A *	293,337	6,840,619
Driven Brands Holdings, Inc. *	25,668	348,315
Duolingo, Inc. *	23,627	2,601,333
Dutch Bros, Inc., Class A *	74,638	4,292,431
El Pollo Loco Holdings, Inc. *	16,086	217,483
European Wax Center, Inc., Class A *	22,075	128,035
Expedia Group, Inc.	69,446	17,248,303
First Watch Restaurant Group, Inc. *	25,923	340,110
Flutter Entertainment PLC *	104,394	11,267,244
Frontdoor, Inc. *	42,389	2,909,157
Global Business Travel Group I *	59,046	346,010
Golden Entertainment, Inc. (b)	9,398	273,373
Graham Holdings Co., Class B	1,952	2,191,140
Grand Canyon Education, Inc. *	16,139	2,728,621
H&R Block, Inc.	73,719	2,339,104
Hilton Grand Vacations, Inc. *	35,322	1,659,074
Hilton Worldwide Holdings, Inc.	134,925	43,725,145
Hyatt Hotels Corp., Class A	24,979	4,185,731
Inspired Entertainment, Inc. *	10,938	76,785
Jack in the Box, Inc. *	17,238	217,199
Krispy Kreme, Inc. *	48,000	189,120
Kura Sushi USA, Inc., Class A *	5,503	303,050
Las Vegas Sands Corp.	178,231	9,733,195
Laureate Education, Inc. *	78,563	2,364,353
Liberty Live Holdings, Inc., Class C *	42,842	4,010,011
Life Time Group Holdings, Inc. *	89,381	2,396,305
Lincoln Educational Services Corp. *	18,908	777,875
Lindblad Expeditions Holdings, Inc. *	24,542	454,763
Lucky Strike Entertainment Corp., Class A (a)	14,987	119,147
Marriott International, Inc., Class A	129,371	46,792,197
Marriott Vacations Worldwide Corp.	15,572	1,121,340
Matthews International Corp., Class A	18,759	535,382
McDonald's Corp.	420,636	123,494,523
McGraw Hill, Inc. *	12,000	145,080
MGM Resorts International *	111,614	4,346,249
Mister Car Wash, Inc. *	73,106	517,590
Monarch Casino & Resort, Inc.	7,804	926,257
Nathan's Famous, Inc.	1,235	123,969
Navan, Inc., Class A *	22,922	400,906
Nerdy, Inc. *	39,000	34,874
Norwegian Cruise Line Holdings Ltd. *	267,291	4,859,350
OneSpaWorld Holdings Ltd.	62,571	1,543,001
Papa John's International, Inc.	21,290	770,485
Penn Entertainment, Inc. *	78,759	1,375,132
Perdoceo Education Corp.	36,225	1,229,476
SECURITY	NUMBER OF SHARES	VALUE ($)
Planet Fitness, Inc., Class A *	48,532	3,235,628
Portillo's, Inc., Class A *	68,816	430,100
Pursuit Attractions & Hospitality, Inc. *	15,203	639,742
Rave Restaurant Group, Inc. *	10,012	27,733
RCI Hospitality Holdings, Inc.	3,668	91,773
Red Rock Resorts, Inc., Class A	27,801	1,500,142
Royal Caribbean Cruises Ltd.	148,022	39,042,283
Rush Street Interactive, Inc. *	59,079	1,660,120
Sabre Corp. *	309,222	565,876
Serve Robotics, Inc. *(a)	36,785	346,883
Service Corp. International	81,975	6,642,434
Shake Shack, Inc., Class A *	23,789	2,437,421
SHARPLINK, Inc. *	126,699	912,233
Six Flags Entertainment Corp. *	62,061	1,165,506
Starbucks Corp.	672,603	70,845,274
Strategic Education, Inc.	14,183	1,111,947
Stride, Inc. *	25,466	2,474,277
Sweetgreen, Inc., Class A *	84,085	578,505
Target Hospitality Corp. *	21,320	309,993
Texas Roadhouse, Inc., Class A	38,636	6,220,010
Travel & Leisure Co.	38,295	2,476,155
Udemy, Inc. *	45,337	214,897
United Parks & Resorts, Inc. *	19,734	695,623
Universal Technical Institute, Inc. *	30,157	1,131,792
Vail Resorts, Inc.	21,403	2,722,034
Wendy's Co.	98,650	686,604
Wingstop, Inc.	16,295	2,673,358
WW International, Inc. *	4,893	51,523
Wyndham Hotels & Resorts, Inc.	44,896	3,653,636
Wynn Resorts Ltd.	49,542	5,306,444
Yum! Brands, Inc.	164,505	26,263,223
		755,835,680

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	217,799	3,669,913
Andersons, Inc.	19,799	1,555,013
BJ's Wholesale Club Holdings, Inc. *	77,162	7,244,740
Casey's General Stores, Inc.	21,658	17,806,125
Chefs' Warehouse, Inc. *	21,743	1,687,257
Costco Wholesale Corp.	262,259	266,069,623
Dollar General Corp.	130,484	15,120,486
Dollar Tree, Inc. *	108,764	10,562,072
Grocery Outlet Holding Corp. *	75,932	600,622
Ingles Markets, Inc., Class A	7,246	662,792
Kroger Co.	345,381	23,510,085
Maplebear, Inc. *	107,831	4,566,643
Natural Grocers by Vitamin Cottage, Inc.	4,452	128,930
Performance Food Group Co. *	92,457	8,372,906
PriceSmart, Inc.	15,344	2,407,780
Sprouts Farmers Market, Inc. *	57,215	4,683,048
Sysco Corp.	282,485	21,104,454
Target Corp.	267,153	34,663,102
U.S. Foods Holding Corp. *	129,643	12,120,324
United Natural Foods, Inc. *	35,794	1,790,416
Village Super Market, Inc., Class A	6,411	276,250
Walmart, Inc.	2,587,346	341,348,558
Weis Markets, Inc.	4,525	317,564
		780,268,703

Energy 3.7%
American Resources Corp. *(a)	46,000	106,720
Amplify Energy Corp. *	16,372	104,781
Antero Midstream Corp.	193,747	4,235,309
Antero Resources Corp. *	172,284	6,763,870
APA Corp.	208,213	8,480,515
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Archrock, Inc.	104,159	4,036,161
Atlas Energy Solutions, Inc., Class A	45,586	792,285
Baker Hughes Co., Class A	582,921	40,612,106
BKV Corp. *	23,891	753,283
Bristow Group, Inc.	13,008	639,083
Cactus, Inc., Class A	41,380	2,305,694
California Resources Corp.	46,727	3,189,585
Calumet, Inc. *	38,012	1,243,753
Centrus Energy Corp., Class A *	11,145	2,351,149
Cheniere Energy, Inc.	127,463	35,045,952
Chevron Corp.	1,107,025	213,999,003
Chord Energy Corp.	33,450	4,870,320
Clean Energy Fuels Corp. *	104,632	240,654
CNX Resources Corp. *	83,185	3,236,728
Comstock Resources, Inc. *	48,526	845,323
Comstock, Inc. *	56,249	184,497
ConocoPhillips	723,409	90,990,384
Core Laboratories, Inc.	27,510	403,021
Core Natural Resources, Inc.	30,566	2,742,993
Coterra Energy, Inc.	448,074	16,090,337
Crescent Energy Co., Class A	143,425	1,929,066
CVR Energy, Inc. *	18,545	614,581
Delek U.S. Holdings, Inc.	36,024	1,678,358
Devon Energy Corp.	364,413	18,719,896
Diamondback Energy, Inc.	113,914	23,424,136
Diversified Energy Co.	37,259	620,362
DMC Global, Inc. *	8,283	51,189
Dorian LPG Ltd.	22,818	879,634
DT Midstream, Inc.	59,808	8,850,986
Energy Services of America Corp.	8,556	145,452
EOG Resources, Inc.	319,666	44,935,450
Epsilon Energy Ltd.	5,425	34,503
EQT Corp.	366,341	22,009,767
Evolution Petroleum Corp.	15,426	74,045
Excelerate Energy, Inc., Class A	16,104	562,030
Expand Energy Corp.	139,156	14,214,785
Expro Group Holdings NV *	61,866	1,126,580
Exxon Mobil Corp.	2,468,592	380,977,803
Flowco Holdings, Inc., Class A	13,600	337,688
Forum Energy Technologies, Inc. *	7,600	477,812
FutureFuel Corp.	22,103	110,073
Geospace Technologies Corp. *	10,335	94,565
Gevo, Inc. *	139,561	266,562
Granite Ridge Resources, Inc.	38,980	235,049
Green Plains, Inc. *	42,716	742,404
Gulfport Energy Corp. *	9,272	1,785,231
Halliburton Co.	493,179	20,861,472
Helix Energy Solutions Group, Inc. *	80,570	833,899
Helmerich & Payne, Inc.	59,000	2,382,420
HF Sinclair Corp.	91,706	6,163,560
Infinity Natural Resources, Inc., Class A *	6,300	102,627
Innovex International, Inc. *	25,270	701,748
International Seaways, Inc.	24,804	2,057,492
Kinder Morgan, Inc.	1,158,825	38,090,578
Kinetik Holdings, Inc., Class A (a)	26,026	1,315,354
Kodiak Gas Services, Inc.	49,291	3,341,930
Kosmos Energy Ltd. *	387,130	1,192,360
Liberty Energy, Inc., Class A	95,725	3,234,548
Lightbridge Corp. *	21,562	281,384
Magnolia Oil & Gas Corp., Class A	107,561	3,252,645
Mammoth Energy Services, Inc. *	10,739	30,714
Marathon Petroleum Corp.	174,588	43,348,455
Matador Resources Co.	68,617	4,353,062
Murphy Oil Corp.	78,230	3,266,885
Nabors Industries Ltd. *	8,700	892,707
NACCO Industries, Inc., Class A	1,966	94,722
Natural Gas Services Group, Inc.	6,513	265,014
SECURITY	NUMBER OF SHARES	VALUE ($)
New Era Energy & Digital, Inc. *	26,000	102,440
NextDecade Corp. *	83,662	655,073
Noble Corp. PLC	74,612	3,807,450
Northern Oil & Gas, Inc.	63,194	1,716,349
NOV, Inc.	215,866	4,416,618
Occidental Petroleum Corp.	424,077	25,690,585
Oceaneering International, Inc. *	58,918	2,211,782
Oil States International, Inc. *	29,052	333,517
ONEOK, Inc.	369,487	34,162,768
Ovintiv, Inc.	165,280	10,172,984
Par Pacific Holdings, Inc. *	29,490	1,936,608
Patterson-UTI Energy, Inc.	207,088	2,530,615
PBF Energy, Inc., Class A	48,773	2,114,797
Peabody Energy Corp.	71,980	1,918,987
Permian Resources Corp., Class A	438,272	9,475,441
Phillips 66	237,157	42,486,677
PrimeEnergy Resources Corp. *	362	80,216
ProFrac Holding Corp., Class A *	11,000	82,940
ProPetro Holding Corp. *	57,462	984,324
Range Resources Corp.	139,190	6,054,765
Ranger Energy Services, Inc., Class A	5,075	88,610
REX American Resources Corp. *	16,802	814,897
Riley Exploration Permian, Inc.	5,555	200,924
Ring Energy, Inc. *	96,457	181,339
RPC, Inc.	52,343	412,463
Sable Offshore Corp. *	74,144	1,063,966
SandRidge Energy, Inc.	18,685	290,552
SEACOR Marine Holdings, Inc. *	10,252	77,915
Seadrill Ltd. *	36,806	1,828,890
Select Water Solutions, Inc.	68,610	1,147,845
SLB Ltd.	881,422	50,135,283
SM Energy Co.	131,714	4,087,085
Smart Sand, Inc.	17,439	96,089
Solaris Energy Infrastructure, Inc.	26,984	1,992,499
Summit Midstream Corp. *	4,783	151,382
Talos Energy, Inc. *	75,319	1,199,078
Targa Resources Corp.	126,695	32,950,836
TechnipFMC PLC	240,309	18,160,151
TETRA Technologies, Inc. *	85,975	818,482
Texas Pacific Land Corp.	34,426	15,273,783
Tidewater, Inc. *	27,444	2,451,573
Transocean Ltd. *	588,897	4,016,278
Uranium Energy Corp. *	285,522	4,251,423
Ur-Energy, Inc. *	303,939	544,051
VAALCO Energy, Inc.	62,433	410,185
Valaris Ltd. *	38,010	3,876,260
Valero Energy Corp.	179,557	45,352,507
Venture Global, Inc., Class A	282,056	3,742,883
Viper Energy, Inc., Class A	110,134	5,438,417
Vitesse Energy, Inc.	13,373	250,877
W&T Offshore, Inc.	50,000	210,500
Weatherford International PLC	42,568	4,697,379
Williams Cos., Inc.	722,278	55,117,034
World Kinect Corp.	35,285	951,636
		1,518,443,097

Equity Real Estate Investment Trusts (REITs) 2.1%
Acadia Realty Trust	79,225	1,712,845
Agree Realty Corp.	70,704	5,451,985
AH Realty Trust, Inc.	40,000	243,600
Alexander's, Inc.	964	242,889
Alexandria Real Estate Equities, Inc.	91,289	3,698,117
Alpine Income Property Trust, Inc.	4,623	86,912
American Assets Trust, Inc.	31,780	659,117
American Healthcare REIT, Inc.	104,322	5,297,471
American Homes 4 Rent, Class A	189,961	6,048,358
American Tower Corp.	276,490	50,517,488
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Americold Realty Trust, Inc.	169,063	2,067,640
Apple Hospitality REIT, Inc.	129,495	1,744,298
AvalonBay Communities, Inc.	83,052	15,198,516
Bluerock Homes Trust, Inc.	1,536	16,143
Braemar Hotels & Resorts, Inc.	24,766	59,934
Brandywine Realty Trust	144,589	438,105
Brixmor Property Group, Inc.	180,144	5,420,533
Broadstone Net Lease, Inc.	111,258	2,202,908
BRT Apartments Corp.	10,530	151,316
BXP, Inc.	85,750	5,012,945
Camden Property Trust	61,686	6,478,264
CareTrust REIT, Inc.	132,091	5,210,990
CBL & Associates Properties, Inc.	9,463	426,024
Centerspace	10,009	683,314
Chatham Lodging Trust	44,507	386,321
Chiron Real Estate, Inc.	7,219	253,170
Community Healthcare Trust, Inc.	24,827	427,521
COPT Defense Properties	65,248	2,039,000
Cousins Properties, Inc.	97,163	2,488,344
Crown Castle, Inc.	257,628	22,872,214
CTO Realty Growth, Inc.	15,942	322,826
CubeSmart	133,570	5,406,914
Curbline Properties Corp.	59,516	1,642,642
DiamondRock Hospitality Co.	118,586	1,209,577
Digital Realty Trust, Inc.	190,780	38,335,333
Diversified Healthcare Trust	134,023	1,010,533
Douglas Emmett, Inc.	102,422	1,107,182
Easterly Government Properties, Inc.	23,370	547,092
EastGroup Properties, Inc.	31,039	6,245,047
Empire State Realty Trust, Inc., Class A	72,558	404,148
EPR Properties	44,891	2,505,367
Equinix, Inc.	58,049	62,857,199
Equity LifeStyle Properties, Inc.	113,035	7,153,985
Equity Residential	203,053	13,275,605
Essential Properties Realty Trust, Inc.	123,429	3,879,373
Essex Property Trust, Inc.	38,308	10,083,049
Extra Space Storage, Inc.	124,958	17,910,230
Farmland Partners, Inc.	21,207	227,975
Federal Realty Investment Trust	46,932	5,204,759
First Industrial Realty Trust, Inc.	77,774	4,822,766
Four Corners Property Trust, Inc.	66,750	1,706,798
FrontView REIT, Inc.	17,000	300,900
Gaming & Leisure Properties, Inc.	166,844	8,085,260
Getty Realty Corp.	31,634	1,047,718
Gladstone Commercial Corp.	22,360	281,960
Gladstone Land Corp.	32,591	312,548
Global Net Lease, Inc.	131,696	1,259,014
Healthcare Realty Trust, Inc., Class A	210,255	3,931,769
Healthpeak Properties, Inc.	409,150	6,615,956
Highwoods Properties, Inc.	67,367	1,637,692
Host Hotels & Resorts, Inc.	375,763	7,939,872
Hudson Pacific Properties, Inc. *	24,502	225,663
Independence Realty Trust, Inc.	143,267	2,336,685
Industrial Logistics Properties Trust	24,875	184,821
Innovative Industrial Properties, Inc.	17,283	937,603
InvenTrust Properties Corp.	46,608	1,497,049
Invitation Homes, Inc.	331,700	9,543,009
Iron Mountain, Inc.	175,047	22,054,172
JBG SMITH Properties	42,784	641,760
Kilroy Realty Corp.	62,821	2,089,426
Kimco Realty Corp.	394,355	9,322,552
Kite Realty Group Trust	127,871	3,345,105
Lamar Advertising Co., Class A	50,539	6,966,296
Lineage, Inc.	34,376	1,267,787
LTC Properties, Inc.	28,388	1,084,989
LXP Industrial Trust	36,227	1,844,679
Macerich Co.	155,612	3,381,449
SECURITY	NUMBER OF SHARES	VALUE ($)
Medical Properties Trust, Inc. (a)	297,493	1,469,615
Mid-America Apartment Communities, Inc.	69,567	8,986,665
Millrose Properties, Inc., Class A	91,555	2,807,992
Modiv Industrial, Inc.	8,196	130,890
National Health Investors, Inc.	28,023	2,155,249
National Storage Affiliates Trust	42,450	1,806,672
NET Lease Office Properties	6,279	82,004
NETSTREIT Corp.	59,339	1,220,603
NexPoint Diversified Real Estate Trust	62,271	337,509
NexPoint Residential Trust, Inc.	15,154	437,799
NNN REIT, Inc.	110,065	4,819,746
Omega Healthcare Investors, Inc.	172,762	8,114,631
One Liberty Properties, Inc.	6,163	139,962
Orion Properties, Inc.	25,500	73,185
Outfront Media, Inc.	86,245	2,660,658
Park Hotels & Resorts, Inc.	118,626	1,360,640
Peakstone Realty Trust	19,131	401,368
Pebblebrook Hotel Trust	64,361	904,272
Phillips Edison & Co., Inc.	72,072	2,894,772
Piedmont Realty Trust, Inc., Class A *	50,000	418,000
Postal Realty Trust, Inc., Class A	13,537	296,190
Prologis, Inc.	549,254	78,005,053
Public Storage	93,157	28,175,335
Rayonier, Inc.	161,764	3,431,014
Realty Income Corp.	542,928	34,877,695
Regency Centers Corp.	97,162	7,564,062
Rexford Industrial Realty, Inc.	134,824	4,838,833
RLJ Lodging Trust	81,465	671,272
Ryman Hospitality Properties, Inc.	36,664	3,853,020
Sabra Health Care REIT, Inc.	146,824	3,033,384
Safehold, Inc.	28,401	454,984
Saul Centers, Inc.	5,768	198,592
SBA Communications Corp., Class A	63,273	13,995,988
Service Properties Trust	336,141	521,019
Sila Realty Trust, Inc.	33,977	1,033,920
Simon Property Group, Inc.	191,965	39,105,190
SITE Centers Corp.	30,000	164,700
SL Green Realty Corp.	40,067	1,699,241
Smartstop Self Storage REIT, Inc.	33,603	1,057,822
STAG Industrial, Inc.	112,450	4,338,321
Summit Hotel Properties, Inc.	40,000	198,800
Sun Communities, Inc.	67,887	8,678,674
Sunstone Hotel Investors, Inc.	115,422	1,133,444
Tanger, Inc.	68,618	2,544,355
Terreno Realty Corp.	60,344	3,934,429
UDR, Inc.	175,441	6,375,526
UMH Properties, Inc.	55,778	867,348
Universal Health Realty Income Trust	7,432	302,482
Urban Edge Properties	76,302	1,672,540
Ventas, Inc.	279,338	24,542,637
Veris Residential, Inc.	50,570	959,313
VICI Properties, Inc., Class A	631,027	18,425,988
Vornado Realty Trust	94,092	2,812,410
Welltower, Inc.	412,176	89,582,332
Weyerhaeuser Co.	427,744	10,488,283
Whitestone REIT	30,066	569,450
WP Carey, Inc.	128,519	9,372,891
Xenia Hotels & Resorts, Inc.	58,179	946,572
		883,475,757

Financial Services 7.0%
Acacia Research Corp. *	29,703	150,891
Acadian Asset Management, Inc.	17,475	1,176,941
ACRES Commercial Realty Corp. *	3,144	66,307
Adamas Trust, Inc.	40,532	363,977
Affiliated Managers Group, Inc.	16,300	4,803,121
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Affirm Holdings, Inc. *	171,797	11,043,111
AGNC Investment Corp.	662,391	7,299,549
AI Financial Corp. *	54,000	40,511
Alerus Financial Corp.	16,281	438,610
Ally Financial, Inc.	163,805	7,271,304
AlTi Global, Inc. *	8,982	31,796
American Express Co.	316,531	102,255,340
Ameriprise Financial, Inc.	53,906	25,594,030
Angel Oak Mortgage REIT, Inc.	9,942	90,174
Annaly Capital Management, Inc.	423,763	9,704,173
Apollo Commercial Real Estate Finance, Inc.	83,452	912,965
Apollo Global Management, Inc.	274,147	35,288,202
Arbor Realty Trust, Inc. (a)	115,959	916,076
ARES Commercial Real Estate Corp.	52,011	272,018
ARES Management Corp., Class A	122,439	14,374,339
ARMOUR Residential REIT, Inc.	65,083	1,141,556
Artisan Partners Asset Management, Inc., Class A	42,102	1,576,299
Atlanticus Holdings Corp. *	3,644	289,370
Bank of New York Mellon Corp.	406,547	54,627,720
Berkshire Hathaway, Inc., Class B *	1,082,983	512,900,749
Better Home & Finance Holding Co. *(a)	3,600	148,068
BGC Group, Inc., Class A	218,579	2,454,642
Blackrock, Inc.	85,115	90,698,544
Blackstone Mortgage Trust, Inc., Class A	96,052	1,824,027
Blackstone, Inc.	442,660	55,589,243
Block, Inc. *	324,219	22,860,682
Blue Owl Capital, Inc., Class A (a)	376,299	3,668,915
Bread Financial Holdings, Inc.	26,478	2,244,805
BrightSpire Capital, Inc., Class A	69,114	400,861
Cannae Holdings, Inc.	25,712	347,369
Cantaloupe, Inc. *	36,721	400,993
Capital One Financial Corp.	369,931	70,767,800
Carlyle Group, Inc.	152,936	7,657,506
Cass Information Systems, Inc.	5,702	269,648
Cboe Global Markets, Inc.	61,557	18,472,640
Charles Schwab Corp. (d)	979,388	89,751,116
Chicago Atlantic Real Estate Finance, Inc.	9,254	110,215
Chime Financial, Inc., Class A *	26,841	586,744
Chimera Investment Corp.	51,075	702,281
Claros Mortgage Trust, Inc. *	61,707	162,906
CME Group, Inc.	213,248	61,377,039
Cohen & Steers, Inc.	16,837	1,183,473
Coinbase Global, Inc., Class A *	132,040	24,793,151
Consumer Portfolio Services, Inc. *	5,099	46,299
Corebridge Financial, Inc.	149,614	4,120,370
Corpay, Inc. *	41,075	12,588,255
Credit Acceptance Corp. *	3,671	1,853,525
Dave, Inc. *	6,570	1,786,974
DeFi Development Corp. *(a)	20,914	91,812
DigitalBridge Group, Inc.	99,951	1,555,238
Donnelley Financial Solutions, Inc. *	16,378	823,813
Dynex Capital, Inc.	117,917	1,606,030
Ellington Financial, Inc.	75,240	996,930
Enact Holdings, Inc.	17,940	766,576
Encore Capital Group, Inc. *	12,749	1,055,235
Enova International, Inc. *	14,314	2,424,935
Equitable Holdings, Inc.	166,703	7,034,867
Essent Group Ltd.	56,642	3,427,974
Euronet Worldwide, Inc. *	22,044	1,595,545
Evercore, Inc., Class A	22,750	7,309,348
EVERTEC, Inc.	38,426	1,134,720
EZCORP, Inc., Class A *	34,440	1,128,943
SECURITY	NUMBER OF SHARES	VALUE ($)
FactSet Research Systems, Inc.	21,906	4,985,368
Federal Agricultural Mortgage Corp., Class C	5,879	1,021,770
Federated Hermes, Inc.	44,553	2,588,084
Fidelity National Information Services, Inc.	308,121	14,336,870
Figure Technology Solutions, Inc., Class A *	23,058	809,336
Finance of America Cos., Inc., Class A *	5,723	113,029
FirstCash Holdings, Inc.	22,903	4,997,893
Fiserv, Inc. *	318,425	19,949,326
Flywire Corp. *	67,669	914,208
Franklin BSP Realty Trust, Inc.	44,583	405,705
Franklin Resources, Inc.	181,727	5,446,358
Galaxy Digital, Inc., Class A *	113,567	3,116,279
GCM Grosvenor, Inc., Class A	43,912	479,519
Gemini Space Station, Inc., Class A *(a)	16,673	74,028
Global Payments, Inc.	139,990	10,073,680
Goldman Sachs Group, Inc.	177,237	163,726,224
Granite Point Mortgage Trust, Inc.	23,221	34,832
Great Elm Group, Inc. *	9,772	20,033
Green Dot Corp., Class A *	26,000	326,300
HA Sustainable Infrastructure Capital, Inc.	75,745	3,177,503
Hamilton Lane, Inc., Class A	24,030	2,210,520
Houlihan Lokey, Inc., Class A	32,471	5,024,887
Innventure, Inc. *(a)	59,188	385,314
Interactive Brokers Group, Inc., Class A	263,402	20,940,459
Intercontinental Exchange, Inc.	334,783	52,925,844
International Money Express, Inc. *	18,445	293,460
Invesco Ltd.	262,726	6,886,048
Invesco Mortgage Capital, Inc.	43,900	356,907
Jack Henry & Associates, Inc.	42,148	6,480,255
Jackson Financial, Inc., Class A	41,804	4,839,649
Janus Henderson Group PLC	72,527	3,743,118
Jefferies Financial Group, Inc.	96,722	4,663,935
Jefferson Capital, Inc.	14,425	299,175
KKR & Co., Inc.	405,248	42,283,576
KKR Real Estate Finance Trust, Inc.	43,949	269,407
Ladder Capital Corp., Class A	64,768	665,815
Lazard, Inc.	68,071	3,301,444
LendingClub Corp. *	72,151	1,231,618
LendingTree, Inc. *	6,556	325,112
loanDepot, Inc., Class A *	108,318	167,893
LPL Financial Holdings, Inc.	47,386	15,833,084
Lument Finance Trust, Inc.	24,035	28,602
Manhattan Bridge Capital, Inc.	7,727	33,458
MarketAxess Holdings, Inc.	22,013	3,460,223
Marqeta, Inc., Class A *	245,248	1,064,376
Mastercard, Inc., Class A	480,891	241,849,702
Medallion Financial Corp.	6,557	60,062
Merchants Bancorp	17,502	814,543
MFA Financial, Inc.	60,500	620,125
MGIC Investment Corp.	129,338	3,424,870
Miami International Holdings, Inc. *	18,434	856,997
Moelis & Co., Class A	44,505	2,898,166
Moody's Corp.	90,401	41,751,702
Morgan Stanley	710,329	135,381,604
Morningstar, Inc.	13,537	2,283,827
Mount Logan Capital, Inc.	10,000	46,700
MSCI, Inc., Class A	43,373	25,651,226
Nasdaq, Inc.	264,021	24,266,170
Navient Corp.	37,356	345,169
NCR Atleos Corp. *	43,800	1,943,844
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nelnet, Inc., Class A	8,758	1,241,009
NerdWallet, Inc., Class A *	22,319	241,938
NewtekOne, Inc.	11,192	145,160
Nexpoint Real Estate Finance, Inc.	5,703	82,237
NMI Holdings, Inc., Class A *	46,840	1,813,176
Northern Trust Corp.	109,530	18,219,220
OneMain Holdings, Inc.	68,757	4,040,849
Onity Group, Inc. *	3,090	142,171
Open Lending Corp., Class A *	30,000	52,800
Oportun Financial Corp. *	16,000	97,440
Oppenheimer Holdings, Inc., Class A	3,500	400,680
OppFi, Inc. *	17,756	168,860
Orchid Island Capital, Inc.	99,840	701,875
Paymentus Holdings, Inc., Class A *	33,528	940,460
Payoneer Global, Inc. *	187,226	932,385
PayPal Holdings, Inc.	545,431	27,347,910
Paysign, Inc. *	26,608	174,548
PennyMac Financial Services, Inc.	16,739	1,511,364
PennyMac Mortgage Investment Trust	53,298	649,170
Perella Weinberg Partners, Class A	42,682	970,589
Piper Sandler Cos.	39,792	3,469,862
PJT Partners, Inc., Class A	14,547	2,221,909
PRA Group, Inc. *	21,991	479,184
Priority Technology Holdings, Inc. *	9,469	49,049
Procap Financial, Inc. *	60,000	114,600
PROG Holdings, Inc.	25,273	905,532
Radian Group, Inc.	78,048	2,796,460
Raymond James Financial, Inc.	102,746	16,266,747
Ready Capital Corp.	108,490	205,046
Redwood Trust, Inc.	69,393	385,825
Regional Management Corp.	3,411	127,401
Remitly Global, Inc. *	102,372	2,240,923
Repay Holdings Corp., Class A *	35,500	134,545
Ridgepost Capital, Inc., Class A	37,410	296,661
Rithm Capital Corp.	329,982	3,227,224
Rithm Property Trust, Inc.	3,602	52,409
Robinhood Markets, Inc., Class A *	466,489	34,002,383
Rocket Cos., Inc., Class A *	580,020	8,479,892
S&P Global, Inc.	180,515	77,843,483
Security National Financial Corp., Class A *	7,773	76,175
SEI Investments Co.	54,587	4,949,949
Seven Hills Realty Trust	16,691	136,365
Sezzle, Inc. *	10,226	813,990
Shift4 Payments, Inc., Class A *(a)	40,379	1,787,982
Silvercrest Asset Management Group, Inc., Class A	3,213	42,251
SLM Corp.	119,439	2,756,652
SoFi Technologies, Inc. *	750,340	12,080,474
Starwood Property Trust, Inc.	202,499	3,717,882
State Street Corp.	164,834	25,193,229
StepStone Group, Inc., Class A	43,458	2,298,928
Stifel Financial Corp.	89,838	7,080,133
StoneX Group, Inc. *	40,504	4,294,639
Sunrise Realty Trust, Inc. (a)	2,814	21,077
Synchrony Financial	203,838	15,532,456
T. Rowe Price Group, Inc.	128,482	13,218,228
Toast, Inc., Class A *	280,150	7,989,878
TPG Mortgage Investment Trust, Inc.	14,032	110,712
TPG RE Finance Trust, Inc.	49,952	422,594
TPG, Inc.	75,826	3,307,530
Tradeweb Markets, Inc., Class A	68,424	7,749,018
Twenty One Capital, Inc., Class A *(a)	206,000	1,718,040
Two Harbors Investment Corp.	61,925	716,472
Upstart Holdings, Inc. *	51,000	1,610,580
UWM Holdings Corp.	183,441	649,381
Velocity Financial, Inc. *	5,032	97,067
Victory Capital Holdings, Inc., Class A	28,972	2,274,592
SECURITY	NUMBER OF SHARES	VALUE ($)
Virtu Financial, Inc., Class A	46,728	2,320,512
Virtus Investment Partners, Inc.	4,443	646,679
Visa, Inc., Class A	992,430	327,343,111
Voya Financial, Inc.	55,862	4,578,450
Walker & Dunlop, Inc.	20,613	1,037,865
Waterstone Financial, Inc.	8,861	159,675
Wealthfront Corp. *	22,000	231,660
Western Union Co.	189,039	1,718,365
WEX, Inc. *	20,187	3,034,712
WisdomTree, Inc.	70,575	1,199,775
World Acceptance Corp. *	1,349	198,519
		2,873,242,990

Food, Beverage & Tobacco 2.0%
Alico, Inc.	3,713	154,498
Altria Group, Inc.	991,051	71,999,855
Archer-Daniels-Midland Co.	282,205	21,035,561
B&G Foods, Inc.	71,044	393,584
Beyond Meat, Inc. *	324,000	318,848
Boston Beer Co., Inc., Class A *	4,648	1,101,762
BRC, Inc., Class A *	48,000	51,840
Brown-Forman Corp., Class B	134,123	3,456,350
Bunge Global SA	79,965	10,161,153
Calavo Growers, Inc.	7,291	205,315
Cal-Maine Foods, Inc.	26,239	2,027,225
Campbell's Co. (a)	115,511	2,401,474
Celsius Holdings, Inc. *	93,957	3,154,137
Coca-Cola Co.	2,286,736	180,103,327
Coca-Cola Consolidated, Inc.	33,153	6,798,686
Conagra Brands, Inc.	281,723	4,042,725
Constellation Brands, Inc., Class A	83,818	13,124,222
Darling Ingredients, Inc. *	93,015	5,974,353
Flowers Foods, Inc.	125,373	1,135,879
Fresh Del Monte Produce, Inc.	17,543	734,876
Freshpet, Inc. *	29,030	1,956,041
General Mills, Inc.	312,291	11,026,995
Hershey Co.	87,959	16,337,505
Hormel Foods Corp.	173,077	3,715,963
Ingredion, Inc.	37,023	4,136,950
J&J Snack Foods Corp.	9,863	870,508
J.M. Smucker Co.	62,979	6,173,831
John B Sanfilippo & Son, Inc.	6,387	522,393
Keurig Dr. Pepper, Inc.	803,383	23,619,460
Kraft Heinz Co.	501,351	11,360,614
Lamb Weston Holdings, Inc.	81,923	3,567,747
Lifeway Foods, Inc. *	2,366	63,503
Limoneira Co.	7,226	91,987
Mama's Creations, Inc. *	27,721	393,361
Marzetti Co.	12,353	1,609,349
McCormick & Co., Inc. - Non Voting Shares	149,916	7,621,729
MGP Ingredients, Inc.	10,000	199,400
Mission Produce, Inc. *	25,304	350,713
Molson Coors Beverage Co., Class B	99,214	4,240,406
Mondelez International, Inc., Class A	758,884	46,625,833
Monster Beverage Corp. *	420,496	32,407,627
National Beverage Corp. *	13,198	451,636
Once Upon a Farm PBC *	7,000	106,750
PepsiCo, Inc.	805,132	127,605,371
Philip Morris International, Inc.	917,357	151,428,120
Pilgrim's Pride Corp.	24,443	809,063
Post Holdings, Inc. *	25,138	2,633,206
Primo Brands Corp.	148,573	3,027,918
Seaboard Corp.	139	790,344
Seneca Foods Corp., Class A *	2,612	365,314
Simply Good Foods Co. *	50,506	675,265
SunOpta, Inc. *	57,000	369,360
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tootsie Roll Industries, Inc.	10,169	429,335
Turning Point Brands, Inc.	11,496	927,497
Tyson Foods, Inc., Class A	165,296	10,590,515
Universal Corp.	14,651	785,001
Utz Brands, Inc.	39,000	310,440
Vita Coco Co., Inc. *	26,499	1,748,669
Vital Farms, Inc. *	32,315	441,100
Westrock Coffee Co. *	25,000	147,250
		808,909,739

Health Care Equipment & Services 3.2%
Abbott Laboratories	1,026,492	93,195,209
Acadia Healthcare Co., Inc. *	54,481	1,410,786
Acme United Corp.	1,454	59,265
AdaptHealth Corp., Class A *	66,230	868,275
Addus HomeCare Corp. *	10,997	1,065,499
agilon health, Inc. *	11,697	326,931
Align Technology, Inc. *	39,183	6,896,600
Alignment Healthcare, Inc. *	98,127	2,211,783
Alphatec Holdings, Inc. *	72,252	705,180
AMN Healthcare Services, Inc. *	27,105	554,839
AngioDynamics, Inc. *	31,851	348,450
Anteris Technologies Global Corp. *	53,627	329,806
Ardent Health, Inc. *	12,542	122,410
Artivion, Inc. *	26,473	948,528
Astrana Health, Inc. *	29,420	1,004,399
AtriCure, Inc. *	30,151	847,545
Avanos Medical, Inc. *	34,573	851,187
Aveanna Healthcare Holdings, Inc. *	42,117	275,445
Axogen, Inc. *	29,494	1,274,141
Baxter International, Inc.	303,307	5,332,137
Becton Dickinson & Co.	167,636	24,984,469
Beta Bionics, Inc. *	20,552	209,630
Billiontoone, Inc., Class A *(a)	2,925	219,521
Bioventus, Inc., Class A *	30,832	304,312
Boston Scientific Corp. *	872,989	50,292,896
BrightSpring Health Services, Inc. *	78,211	3,751,782
Brookdale Senior Living, Inc. *	141,999	2,039,106
Butterfly Network, Inc. *	129,773	621,613
Cardinal Health, Inc.	138,415	26,697,485
Castle Biosciences, Inc. *	19,426	475,743
Cencora, Inc.	114,783	35,354,312
Centene Corp. *	278,868	14,972,423
Ceribell, Inc. *	12,963	261,334
Certara, Inc. *	70,000	429,100
Cerus Corp. *	134,641	273,321
Chemed Corp.	8,538	3,628,479
Cigna Group	155,412	45,159,619
Claritev Corp. *	4,000	97,320
ClearPoint Neuro, Inc. *	21,369	238,905
Clover Health Investments Corp., Class A *	262,274	721,254
Community Health Systems, Inc. *	80,191	227,742
Concentra Group Holdings Parent, Inc.	72,220	1,622,783
CONMED Corp.	19,629	719,599
Cooper Cos., Inc. *	116,370	7,319,673
CorVel Corp. *	20,091	1,154,429
Cross Country Healthcare, Inc. *	14,884	150,626
CVRx, Inc. *	5,810	43,633
CVS Health Corp.	749,929	62,461,586
DaVita, Inc. *	19,507	3,026,316
Delcath Systems, Inc. *	12,977	134,701
Dentsply Sirona, Inc.	121,181	1,423,877
Dexcom, Inc. *	228,675	13,617,596
DocGo, Inc. *	45,000	31,757
Doximity, Inc., Class A *	70,149	1,714,442
SECURITY	NUMBER OF SHARES	VALUE ($)
Edwards Lifesciences Corp. *	342,997	28,640,250
Electromed, Inc. *	3,594	92,402
Elevance Health, Inc.	130,133	48,984,664
Embecta Corp.	41,316	378,041
Encompass Health Corp.	59,263	5,926,300
Enhabit, Inc. *	31,015	426,146
Enovis Corp. *	35,941	842,457
Ensign Group, Inc.	33,861	6,321,510
Envista Holdings Corp. *	97,731	2,535,142
Evolent Health, Inc., Class A *	81,000	303,750
FONAR Corp. *	3,312	62,696
Fulgent Genetics, Inc. *	12,671	192,473
GE HealthCare Technologies, Inc.	269,718	16,409,643
GeneDx Holdings Corp. *	13,176	828,639
Glaukos Corp. *	33,956	4,878,459
Globus Medical, Inc., Class A *	65,305	5,889,205
GoodRx Holdings, Inc., Class A *	46,400	109,504
Guardant Health, Inc. *	75,928	6,611,810
Guardian Pharmacy Services, Inc., Class A *	16,928	628,029
Haemonetics Corp. *	27,420	1,647,668
HCA Healthcare, Inc.	92,316	40,106,686
HealthEquity, Inc. *	50,954	4,179,757
HealthStream, Inc.	16,829	349,370
HeartFlow, Inc. *	9,700	288,672
Henry Schein, Inc. *	58,996	4,400,512
Hims & Hers Health, Inc. *	122,889	3,338,894
Hinge Health, Inc., Class A *	9,035	402,961
Humana, Inc.	71,320	16,862,901
ICU Medical, Inc. *	14,662	1,747,710
IDEXX Laboratories, Inc. *	46,941	26,324,513
InfuSystem Holdings, Inc. *	10,655	107,935
Innovage Holding Corp. *	15,000	122,250
Inogen, Inc. *	16,555	117,706
Inspire Medical Systems, Inc. *	15,951	895,489
Insulet Corp. *	41,228	7,096,988
Integer Holdings Corp. *	20,616	1,824,722
Integra LifeSciences Holdings Corp. *	46,364	488,677
Intuitive Surgical, Inc. *	209,202	95,732,927
iRadimed Corp.	5,082	424,042
IRhythm Holdings, Inc. *	19,106	2,467,731
Joint Corp. *	11,143	98,838
Kestra Medical Technologies Ltd. *	12,000	248,640
Kewaunee Scientific Corp. *	1,200	44,412
KORU Medical Systems, Inc. *	12,813	51,124
Labcorp Holdings, Inc.	48,634	12,489,211
Lantheus Holdings, Inc. *	38,895	3,291,295
LeMaitre Vascular, Inc.	12,659	1,389,325
LENSAR, Inc. *	4,846	25,345
LifeMD, Inc. *	20,209	94,578
LifeStance Health Group, Inc. *	116,613	882,760
LivaNova PLC *	32,967	1,981,317
Lumexa Imaging Holdings, Inc. *	17,000	162,690
Masimo Corp. *	26,998	4,817,253
McKesson Corp.	72,307	58,944,666
Medline, Inc., Class A *	196,025	8,717,232
Medtronic PLC	755,864	61,202,308
Merit Medical Systems, Inc. *	35,243	2,402,868
Microbot Medical, Inc. *(a)	50,000	104,500
Molina Healthcare, Inc. *	31,077	6,048,206
National HealthCare Corp.	7,478	1,295,863
Neogen Corp. *	129,703	1,219,208
NeoGenomics, Inc. *	81,368	753,468
NeuroPace, Inc. *	13,356	225,182
Novocure Ltd. *	60,677	922,897
NRC Health	9,615	158,263
Nutex Health, Inc. *(a)	3,771	449,503
Omada Health, Inc. *	6,858	99,990
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
OmniAb, Inc., Class A *(b)	2,395	0
OmniAb, Inc., Class B *(b)	2,395	0
Omnicell, Inc. *	26,652	1,103,926
Oncology Institute, Inc. *	40,000	154,400
OPKO Health, Inc. *	277,893	312,630
OptimizeRx Corp. *	8,000	49,840
Option Care Health, Inc. *	93,527	1,901,404
OraSure Technologies, Inc. *	35,000	106,400
Orchestra BioMed Holdings, Inc. *	40,496	161,579
Orthofix Medical, Inc. *	22,050	259,308
OrthoPediatrics Corp. *	8,300	124,998
Owlet, Inc. *	14,935	73,779
PACS Group, Inc. *	26,727	896,691
Pediatrix Medical Group, Inc. *	51,242	1,153,457
Pennant Group, Inc. *	21,830	683,716
Penumbra, Inc. *	23,495	7,670,648
Phreesia, Inc. *	38,000	349,980
Privia Health Group, Inc. *	68,704	1,707,294
Procept Biorobotics Corp. *	36,032	866,209
Pro-Dex, Inc. *	1,916	96,068
Progyny, Inc. *	38,409	713,639
Pulse Biosciences, Inc. *(a)	9,273	196,309
Quest Diagnostics, Inc.	65,243	12,670,191
QuidelOrtho Corp. *	38,421	472,578
RadNet, Inc. *	41,555	2,349,935
ResMed, Inc.	86,172	18,424,435
RxSight, Inc. *	45,348	320,610
Sanara Medtech, Inc. *	1,654	31,409
SANUWAVE Health, Inc. *	5,591	91,525
Schrodinger, Inc. *	37,000	442,520
Select Medical Holdings Corp.	66,980	1,099,142
Senseonics Holdings, Inc. *(a)	15,765	104,207
SI-BONE, Inc. *	24,218	300,061
Simulations Plus, Inc. *	7,000	99,190
Solventum Corp. *	86,358	5,817,075
Sonida Senior Living, Inc. *	3,855	146,336
STAAR Surgical Co. *	24,159	636,831
Stereotaxis, Inc. *	42,696	79,842
STERIS PLC	58,167	12,615,259
Strata Critical Medical, Inc. *	51,008	256,060
Strive, Inc., Class A *	20,000	307,200
Stryker Corp.	203,050	63,987,147
Surgery Partners, Inc. *	50,225	704,657
Tactile Systems Technology, Inc. *	14,000	322,280
Talkspace, Inc. *	88,164	457,571
Tandem Diabetes Care, Inc. *	41,337	807,105
Teladoc Health, Inc. *	105,641	640,184
Teleflex, Inc.	26,200	3,246,442
Tenet Healthcare Corp. *	51,526	9,126,285
TransMedics Group, Inc. *	20,136	2,029,507
TruBridge, Inc. *	6,539	168,052
U.S. Physical Therapy, Inc.	9,843	701,019
UFP Technologies, Inc. *	4,843	928,064
UnitedHealth Group, Inc.	534,430	197,995,626
Universal Health Services, Inc., Class B	32,368	5,446,563
Utah Medical Products, Inc.	2,665	174,344
Varex Imaging Corp. *	30,155	351,306
Veeva Systems, Inc., Class A *	89,091	13,895,523
Viemed Healthcare, Inc. *	16,000	159,360
Vivani Medical, Inc. *	30,016	40,221
Waystar Holding Corp. *	68,331	1,460,575
Zimmer Biomet Holdings, Inc.	118,113	9,736,055
		1,317,344,539

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 0.8%
BellRing Brands, Inc. *	69,113	1,230,211
Central Garden & Pet Co., Class A *	36,296	1,218,094
Church & Dwight Co., Inc.	138,764	13,468,434
Clorox Co.	71,141	6,860,838
Colgate-Palmolive Co.	477,676	40,774,423
Coty, Inc., Class A *	225,000	553,500
Edgewell Personal Care Co.	28,000	631,400
elf Beauty, Inc. *	35,076	2,243,812
Energizer Holdings, Inc.	42,649	835,068
Estee Lauder Cos., Inc., Class A	146,951	11,272,611
Herbalife Ltd. *	64,292	1,067,247
Honest Co., Inc. *	49,277	172,470
Interparfums, Inc.	10,379	946,772
Kenvue, Inc.	1,126,019	19,739,113
Kimberly-Clark Corp.	195,117	19,205,366
Lifevantage Corp. (a)	7,299	36,860
Medifast, Inc. *(c)	8,935	97,124
Natural Health Trends Corp.	6,750	21,060
Nature's Sunshine Products, Inc. *	8,762	237,976
Niagen Bioscience, Inc. *	24,667	116,675
Nu Skin Enterprises, Inc., Class A	23,590	172,207
Oil-Dri Corp. of America	4,984	363,583
Olaplex Holdings, Inc. *	143,118	290,530
Procter & Gamble Co.	1,372,813	201,927,064
Reynolds Consumer Products, Inc.	34,465	722,731
SkinHealth Systems, Inc. *	59,555	50,723
Spectrum Brands Holdings, Inc.	13,629	1,125,755
United-Guardian, Inc.	3,342	23,494
USANA Health Sciences, Inc. *	7,000	133,350
WD-40 Co.	8,317	1,746,237
		327,284,728

Insurance 1.7%
Abacus Global Management, Inc.	35,786	339,967
Aflac, Inc.	275,441	31,309,378
Allstate Corp.	153,489	33,347,020
American Coastal Insurance Corp., Class C	16,093	191,507
American Financial Group, Inc.	40,637	5,415,693
American International Group, Inc.	318,249	23,805,025
AMERISAFE, Inc.	9,109	276,003
Aon PLC, Class A	126,187	39,326,179
Arch Capital Group Ltd. *	210,642	19,897,243
Arthur J Gallagher & Co.	151,555	31,280,952
Assurant, Inc.	29,567	6,985,795
Assured Guaranty Ltd.	24,640	2,018,016
Axis Capital Holdings Ltd.	45,519	4,570,563
Baldwin Insurance Group, Inc., Class A *	45,710	1,038,531
Bowhead Specialty Holdings, Inc. *	9,325	221,749
Brighthouse Financial, Inc. *	33,531	2,087,640
Brown & Brown, Inc.	175,918	10,581,468
Chubb Ltd.	214,813	70,243,851
Cincinnati Financial Corp.	91,598	14,985,433
Citizens, Inc. *(a)	24,606	132,872
CNA Financial Corp.	11,874	572,683
CNO Financial Group, Inc.	55,506	2,467,242
Crawford & Co., Class A	10,215	109,709
Donegal Group, Inc., Class A	6,507	109,448
Employers Holdings, Inc.	11,659	491,077
Erie Indemnity Co., Class A	15,248	3,338,245
Ethos Technologies, Inc., Class A *(a)	10,000	175,400
Everest Group Ltd.	24,229	8,643,938
F&G Annuities & Life, Inc.	23,659	677,594
Fidelity National Financial, Inc.	150,097	7,850,073
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First American Financial Corp.	60,593	4,249,387
Genworth Financial, Inc., Class A *	232,975	2,047,850
Globe Life, Inc.	46,733	7,210,902
Goosehead Insurance, Inc., Class A *	15,365	688,198
Greenlight Capital Re Ltd., Class A *	15,834	290,079
Hagerty, Inc., Class A *	15,234	154,777
Hanover Insurance Group, Inc.	20,406	3,830,002
Hartford Insurance Group, Inc.	164,875	22,556,549
HCI Group, Inc.	6,556	1,006,805
Heritage Insurance Holdings, Inc. *	14,125	414,145
Hippo Holdings, Inc. *	9,999	263,274
Horace Mann Educators Corp.	24,977	1,134,955
Investors Title Co.	697	165,036
James River Group Holdings, Inc.	17,990	111,538
Kemper Corp.	36,244	1,221,060
Kingstone Cos., Inc.	5,000	83,350
Kingsway Financial Services, Inc. *	5,983	64,377
Kinsale Capital Group, Inc.	13,051	4,223,434
Lemonade, Inc. *	37,753	2,138,330
Lincoln National Corp.	98,681	3,731,129
Loews Corp.	99,485	11,203,006
Markel Group, Inc. *	7,417	13,146,410
Marsh & McLennan Cos., Inc.	285,422	47,868,124
MBIA, Inc. *	22,069	128,883
Mercury General Corp.	15,958	1,552,873
MetLife, Inc.	323,594	25,919,879
Neptune Insurance Holdings, Inc., Class A *	12,429	312,341
NI Holdings, Inc. *	8,782	113,112
Old Republic International Corp.	136,420	5,449,979
Oscar Health, Inc., Class A *	127,098	2,346,229
Palomar Holdings, Inc. *	15,722	1,892,614
Primerica, Inc.	18,988	5,340,755
Principal Financial Group, Inc.	117,383	11,845,119
ProAssurance Corp. *	33,276	821,917
Progressive Corp.	345,843	69,611,279
Prudential Financial, Inc.	204,183	20,032,394
Reinsurance Group of America, Inc.	38,588	8,159,818
RenaissanceRe Holdings Ltd.	25,098	7,704,333
RLI Corp.	53,420	2,765,553
Root, Inc., Class A *	11,029	600,860
Ryan Specialty Holdings, Inc., Class A	67,037	2,330,877
Safety Insurance Group, Inc.	8,334	626,383
Selective Insurance Group, Inc.	36,119	3,032,190
SiriusPoint Ltd. *	63,333	1,482,626
Skyward Specialty Insurance Group, Inc. *	23,292	1,058,621
Slide Insurance Holdings, Inc. *	13,264	247,374
Stewart Information Services Corp.	17,487	1,223,915
Tiptree, Inc.	9,652	166,400
Travelers Cos., Inc.	127,983	39,052,733
Trupanion, Inc. *	21,359	512,402
TWFG, Inc. *	5,800	107,764
United Fire Group, Inc.	14,169	571,294
Universal Insurance Holdings, Inc.	10,897	431,848
Unum Group	90,438	7,269,406
W.R. Berkley Corp.	176,108	11,769,298
White Mountains Insurance Group Ltd.	1,455	3,247,545
Willis Towers Watson PLC	56,508	14,477,350
		702,498,975

Materials 2.2%
AdvanSix, Inc.	15,740	388,148
Air Products & Chemicals, Inc.	131,305	39,398,065
Albemarle Corp.	69,007	13,573,677
Alcoa Corp.	154,834	9,876,861
SECURITY	NUMBER OF SHARES	VALUE ($)
Alpha Metallurgical Resources, Inc. *	6,468	1,205,959
Alto Ingredients, Inc. *	71,979	397,324
Amcor PLC	275,037	10,462,408
American Battery Technology Co. *	83,995	283,903
Amrize Ltd. *	304,728	16,388,272
AptarGroup, Inc.	37,771	4,671,517
Ascent Industries Co. *	4,646	67,692
Ashland, Inc.	27,403	1,459,484
ASP Isotopes, Inc. *(a)	90,427	475,646
Aspen Aerogels, Inc. *	34,000	126,140
Avery Dennison Corp.	45,479	7,455,372
Avient Corp.	54,495	2,020,675
Axalta Coating Systems Ltd. *	124,225	3,532,959
Balchem Corp.	19,003	3,071,265
Ball Corp.	157,078	9,594,324
Cabot Corp.	31,152	2,397,458
Celanese Corp., Class A	64,012	4,337,453
Century Aluminum Co. *	32,142	1,910,521
CF Industries Holdings, Inc.	91,458	11,359,084
Chemours Co.	89,517	2,412,483
Clearwater Paper Corp. *	7,639	104,731
Cleveland-Cliffs, Inc. *	335,796	3,425,119
Coeur Mining, Inc. *	607,274	10,912,714
Commercial Metals Co.	66,020	4,552,739
Compass Minerals International, Inc. *	26,403	705,224
Contango Silver & Gold, Inc. *	15,915	365,249
Core Molding Technologies, Inc. *	2,885	77,751
Corteva, Inc.	394,933	31,993,522
CRH PLC	396,537	46,957,912
Crown Holdings, Inc.	66,622	6,549,609
Dakota Gold Corp. *	58,026	312,180
Dow, Inc.	425,925	17,245,703
DuPont de Nemours, Inc.	240,001	10,958,446
Eagle Materials, Inc.	18,549	3,897,330
Eastman Chemical Co.	66,788	4,881,535
Ecolab, Inc.	149,600	38,985,760
Ecovyst, Inc. *	62,976	893,000
Element Solutions, Inc.	135,068	5,752,546
Flotek Industries, Inc. *	5,068	85,649
FMC Corp.	76,007	1,168,988
Freeport-McMoRan, Inc.	844,890	48,817,744
Friedman Industries, Inc.	2,834	58,352
Gold Resource Corp. *	100,000	146,000
Graphic Packaging Holding Co.	170,046	1,620,538
Greif, Inc., Class A	18,629	1,215,356
Hawkins, Inc.	12,259	2,052,770
HB Fuller Co.	31,363	1,898,089
Hecla Mining Co.	392,693	7,076,328
Huntsman Corp.	97,857	1,406,205
Hycroft Mining Holding Corp., Class A *	40,288	1,468,900
Idaho Strategic Resources, Inc. *	8,743	368,517
Ingevity Corp. *	21,503	1,638,314
Innospec, Inc.	14,629	1,115,608
International Flavors & Fragrances, Inc.	150,227	10,545,935
International Paper Co.	309,688	9,420,709
Intrepid Potash, Inc. *	6,065	239,992
Ivanhoe Electric, Inc. *	65,658	842,392
Kaiser Aluminum Corp.	9,562	1,629,652
Knife River Corp. *	33,361	3,087,561
Koppers Holdings, Inc.	10,777	440,025
Linde PLC	275,765	138,196,872
Louisiana-Pacific Corp.	37,334	2,695,141
LSB Industries, Inc. *	38,728	577,047
LyondellBasell Industries NV, Class A	153,653	11,462,514
Magnera Corp. *	35,591	355,198
Martin Marietta Materials, Inc.	35,405	21,918,173
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Materion Corp.	12,452	2,288,802
Mativ Holdings, Inc.	29,717	275,774
McEwen, Inc. *	27,009	585,555
Metallus, Inc. *	16,743	322,135
Minerals Technologies, Inc.	18,224	1,311,035
Mosaic Co.	184,465	4,292,501
MP Materials Corp. *	79,277	5,235,453
Myers Industries, Inc.	24,586	506,717
NewMarket Corp.	4,533	3,062,585
Newmont Corp.	643,329	71,467,419
Northern Technologies International Corp.	2,657	21,256
Novusterra, Inc. *(b)	3,229	0
Nucor Corp.	135,348	30,492,551
O-I Glass, Inc. *	82,974	755,893
Olin Corp.	67,135	1,912,005
Orion SA	49,942	375,564
Packaging Corp. of America	52,989	11,310,502
Perimeter Solutions, Inc. *	83,152	2,519,506
PPG Industries, Inc.	131,508	14,268,618
PureCycle Technologies, Inc. *(a)	110,900	829,532
Quaker Chemical Corp.	8,126	1,104,242
Ramaco Resources, Inc., Class A *	33,629	499,391
Rayonier Advanced Materials, Inc. *	42,420	402,566
Reliance, Inc.	30,795	11,163,188
Royal Gold, Inc.	47,844	11,165,833
RPM International, Inc.	74,693	7,610,470
Ryerson Holding Corp.	28,151	780,064
Scotts Miracle-Gro Co.	27,030	1,694,781
Sensient Technologies Corp.	25,051	2,846,796
Sherwin-Williams Co.	135,722	43,649,552
Silgan Holdings, Inc.	51,624	2,093,353
Smith-Midland Corp. *	1,800	60,804
Smurfit Westrock PLC	306,311	11,759,279
Solitario Resources Corp. *	44,899	36,413
Solstice Advanced Materials, Inc.	93,953	7,699,448
Sonoco Products Co.	57,322	2,863,807
Steel Dynamics, Inc.	80,664	18,444,630
Stepan Co.	14,805	740,694
SunCoke Energy, Inc.	44,951	306,566
Sylvamo Corp.	19,622	838,448
Tredegar Corp. *	27,832	267,187
TriMas Corp.	17,344	642,075
Tronox Holdings PLC	81,638	815,564
U.S. Antimony Corp. *(a)	76,418	917,780
U.S. Gold Corp. *	7,270	119,373
U.S. Lime & Minerals, Inc.	6,538	703,946
USA Rare Earth, Inc. *	109,528	2,844,442
Valhi, Inc.	1,628	24,501
Vulcan Materials Co.	78,164	23,585,205
Warrior Met Coal, Inc.	31,219	2,805,027
Westlake Corp.	20,157	2,323,699
Worthington Steel, Inc.	20,976	806,108
		920,434,964

Media & Entertainment 9.2%
Alphabet, Inc., Class A	3,437,099	1,322,595,695
Alphabet, Inc., Class C	2,760,970	1,054,524,882
AMC Entertainment Holdings, Inc., Class A *	305,000	463,600
AMC Global Media, Inc., Class A *	33,212	281,970
Angel Studios, Inc. *	48,974	125,863
Angi, Inc. *	22,390	164,343
Arena Group Holdings, Inc. *	13,000	32,760
Atlanta Braves Holdings, Inc., Class C *	34,307	1,695,109
Boston Omaha Corp., Class A *	8,359	100,475
SECURITY	NUMBER OF SHARES	VALUE ($)
Bumble, Inc., Class A *	48,246	200,221
Cable One, Inc. *	2,299	210,336
Cargurus, Inc. *	49,039	1,787,962
Cars.com, Inc. *	46,507	511,112
Charter Communications, Inc., Class A *	51,441	8,496,510
Cinemark Holdings, Inc.	61,427	1,813,325
Clear Channel Outdoor Holdings, Inc. *	189,084	453,802
CuriosityStream, Inc.	23,041	72,579
DHI Group, Inc. *	17,605	42,076
DoubleVerify Holdings, Inc. *	86,669	955,092
EchoStar Corp., Class A *	78,953	9,722,272
Electronic Arts, Inc.	132,220	26,757,361
Emerald Holding, Inc.	6,732	31,438
Entravision Communications Corp., Class A	34,841	131,351
EverQuote, Inc., Class A *	25,217	363,629
EW Scripps Co., Class A *	70,247	336,483
Fox Corp., Class A	193,172	12,264,490
fuboTV, Inc., Class A *(a)	28,556	351,810
Gaia, Inc. *	10,263	32,123
Gray Media, Inc.	43,415	244,861
Grindr, Inc. *	22,844	305,424
IAC, Inc. *	39,188	1,746,217
Ibotta, Inc., Class A *	7,000	246,400
iHeartMedia, Inc., Class A *	65,000	388,050
IZEA Worldwide, Inc. *	6,054	24,821
John Wiley & Sons, Inc., Class A	26,867	1,099,666
Liberty Broadband Corp., Class C *	79,797	3,071,387
Liberty Media Corp.-Liberty Formula One, Class C *	145,323	12,490,512
Lionsgate Studios Corp. *	139,120	1,730,653
Live Nation Entertainment, Inc. *	93,077	14,700,581
LiveOne, Inc. *	3,979	21,288
Madison Square Garden Entertainment Corp., Class A *	25,288	1,692,273
Madison Square Garden Sports Corp. *	10,822	3,706,102
Magnite, Inc. *	87,392	1,119,929
Marchex, Inc., Class B *	24,313	42,305
Marcus Corp.	10,398	183,213
Match Group, Inc.	139,770	5,230,193
MediaAlpha, Inc., Class A *	18,518	157,588
Meta Platforms, Inc., Class A	1,291,123	790,051,075
MNTN, Inc., Class A *	2,088	19,690
National CineMedia, Inc.	44,303	150,187
Netflix, Inc. *	2,491,014	233,183,821
New York Times Co., Class A	95,643	7,558,666
News Corp., Class A	305,174	8,032,180
Nexstar Media Group, Inc., Class A	16,829	3,502,788
Nextdoor Holdings, Inc. *	113,778	182,045
NIQ Global Intelligence PLC *	40,371	441,255
Omnicom Group, Inc.	184,875	14,183,610
Optimum Communications, Inc., Class A *	117,818	186,152
Paramount Skydance Corp., Class B (a)	182,190	1,865,626
Pinterest, Inc., Class A *	350,169	6,884,323
Playtika Holding Corp.	69,711	254,794
PubMatic, Inc., Class A *	38,592	377,430
QuinStreet, Inc. *	28,747	366,812
Reddit, Inc., Class A *	75,770	11,155,617
Reservoir Media, Inc. *	14,527	146,142
ROBLOX Corp., Class A *	392,259	21,676,232
Roku, Inc. *	77,841	9,073,147
Rumble, Inc. *(a)	54,011	406,703
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Saga Communications, Inc., Class A	1,989	22,436
Scholastic Corp. (a)	12,861	519,070
Shutterstock, Inc.	11,000	177,870
Sinclair, Inc.	32,603	506,977
Sirius XM Holdings, Inc.	112,235	3,023,611
Snap, Inc., Class A *	667,619	4,052,447
Sphere Entertainment Co. *	15,809	2,251,992
Stagwell, Inc., Class A *	83,544	523,821
Starz Entertainment Corp. *	5,995	109,948
Stubhub Holdings, Inc., Class A *	19,003	138,532
Take-Two Interactive Software, Inc. *	102,306	21,868,931
TechTarget, Inc. *	17,506	100,484
TKO Group Holdings, Inc.	38,990	7,255,649
Townsquare Media, Inc., Class A	6,366	41,124
Trade Desk, Inc., Class A *	258,920	6,107,923
Travelzoo *	4,020	39,356
TripAdvisor, Inc. *	75,516	840,493
Trump Media & Technology Group Corp. *	101,615	929,777
USA TODAY Co., Inc. *	69,602	503,222
Versant Media Group, Inc.	85,485	3,435,642
Walt Disney Co.	1,042,708	108,180,955
Warner Bros Discovery, Inc. *	1,462,949	39,572,770
Warner Music Group Corp., Class A	88,432	2,499,973
Webtoon Entertainment, Inc. *(a)	10,247	125,423
Yelp, Inc., Class A *	36,709	1,013,168
Zedge, Inc., Class B	11,319	37,692
Ziff Davis, Inc. *	25,127	1,149,812
ZipRecruiter, Inc., Class A *	35,000	102,200
ZoomInfo Technologies, Inc., Class A *	135,000	843,750
		3,808,393,475

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
10X Genomics, Inc., Class A *	70,435	1,553,092
4D Molecular Therapeutics, Inc. *	24,050	213,324
AbbVie, Inc.	1,043,452	220,502,277
Abeona Therapeutics, Inc. *(a)	23,850	130,221
Absci Corp. *	69,263	344,583
ACADIA Pharmaceuticals, Inc. *	74,509	1,672,727
Achieve Life Sciences, Inc. *	43,000	188,770
Aclaris Therapeutics, Inc. *	58,079	252,063
Adaptive Biotechnologies Corp. *	72,414	1,021,037
ADMA Biologics, Inc. *	140,859	1,443,805
Agenus, Inc. *	15,000	58,650
Agilent Technologies, Inc.	166,471	19,235,724
Agios Pharmaceuticals, Inc. *	36,506	1,022,168
Akebia Therapeutics, Inc. *	169,804	234,330
Aktis Oncology, Inc. *	13,000	243,750
Aldeyra Therapeutics, Inc. *	19,049	28,955
Alector, Inc. *	50,000	118,500
Alkermes PLC *	97,509	3,287,028
Allogene Therapeutics, Inc. *	148,999	317,368
Alnylam Pharmaceuticals, Inc. *	77,997	24,139,292
Altimmune, Inc. *	65,000	169,000
Alto Neuroscience, Inc. *	16,417	421,260
Alumis, Inc. *	47,589	1,174,972
Amgen, Inc.	317,644	109,984,235
Amneal Pharmaceuticals, Inc. *	105,437	1,356,974
Amphastar Pharmaceuticals, Inc. *	19,039	418,096
Amylyx Pharmaceuticals, Inc. *	50,499	807,984
AnaptysBio, Inc. *	11,800	775,614
Anavex Life Sciences Corp. *	46,710	156,011
ANI Pharmaceuticals, Inc. *	11,122	883,643
Anika Therapeutics, Inc. *	10,000	124,500
Anixa Biosciences, Inc. *	12,785	38,355
Annexon, Inc. *	84,264	494,630
Apellis Pharmaceuticals, Inc. *	61,691	2,526,246
SECURITY	NUMBER OF SHARES	VALUE ($)
Apogee Therapeutics, Inc. *	31,510	2,611,864
Aquestive Therapeutics, Inc. *	43,867	179,855
Arbutus Biopharma Corp. *	100,328	421,378
Arcturus Therapeutics Holdings, Inc. *	13,000	112,060
Arcus Biosciences, Inc. *	53,725	1,369,988
Arcutis Biotherapeutics, Inc. *	67,528	1,568,000
Ardelyx, Inc. *	147,490	933,612
ArriVent Biopharma, Inc. *	20,269	630,163
Arrowhead Pharmaceuticals, Inc. *	82,774	6,082,234
ARS Pharmaceuticals, Inc. *(a)	41,900	346,094
Arvinas, Inc. *	44,832	443,837
Assembly Biosciences, Inc. *	6,704	180,673
AtaiBeckley, Inc. *	120,000	499,200
Atara Biotherapeutics, Inc. *	1,643	7,837
Atea Pharmaceuticals, Inc. *	45,000	247,950
Atrium Therapeutics, Inc. *	7,037	89,863
Avalo Therapeutics, Inc. *	10,000	134,000
Avantor, Inc. *	399,879	3,239,020
Avita Medical, Inc. *(a)	15,000	64,800
Axsome Therapeutics, Inc. *	25,280	5,251,920
Azenta, Inc. *	23,306	572,628
Beam Therapeutics, Inc. *	59,702	1,810,762
Benitec Biopharma, Inc. *	19,000	228,950
Bicara Therapeutics, Inc. *	17,159	370,291
BioAge Labs, Inc. *	19,714	332,181
BioCryst Pharmaceuticals, Inc. *	147,413	1,350,303
Biogen, Inc. *	86,146	16,305,715
Biohaven Ltd. *	65,463	627,790
BioLife Solutions, Inc. *	28,840	607,947
BioMarin Pharmaceutical, Inc. *	113,388	6,112,747
Bio-Rad Laboratories, Inc., Class A *	10,739	3,008,209
Bio-Techne Corp.	91,906	5,084,240
Black Diamond Therapeutics, Inc. *	14,484	38,383
BridgeBio Oncology Therapeutics, Inc. *(a)	32,000	269,120
Bridgebio Pharma, Inc. *	100,474	7,144,706
Bristol-Myers Squibb Co.	1,200,758	72,753,927
Bruker Corp.	65,424	2,401,715
C4 Therapeutics, Inc. *	40,958	115,911
Cabaletta Bio, Inc. *	50,606	151,312
CAMP4 Therapeutics Corp. *(a)	20,000	83,400
Candel Therapeutics, Inc. *(a)	15,000	92,700
Capricor Therapeutics, Inc. *	30,264	1,016,265
Cardiff Oncology, Inc. *(a)	29,101	50,345
CareDx, Inc. *	32,640	679,238
Caribou Biosciences, Inc. *	46,922	88,213
Catalyst Pharmaceuticals, Inc. *	68,870	1,937,313
Celcuity, Inc. *	21,375	2,593,856
Celldex Therapeutics, Inc. *	47,460	1,560,485
Century Therapeutics, Inc. *(a)	79,415	181,860
CG oncology, Inc. *	41,072	2,741,145
Champions Oncology, Inc. *	6,854	40,918
Charles River Laboratories International, Inc. *	28,920	4,828,772
Climb Bio, Inc. *	22,000	195,360
Codexis, Inc. *	45,863	129,334
Cogent Biosciences, Inc. *	90,956	3,255,315
Cognition Therapeutics, Inc. *	84,940	107,024
Coherus Oncology, Inc. *	109,420	194,221
Collegium Pharmaceutical, Inc. *	20,258	683,302
Compass Therapeutics, Inc. *	87,353	154,615
Contineum Therapeutics, Inc., Class A *	15,969	204,723
Corcept Therapeutics, Inc. *	55,267	2,571,021
CorMedix, Inc. *(a)	48,604	368,904
Corvus Pharmaceuticals, Inc. *	46,695	709,297
Coya Therapeutics, Inc. *	10,000	42,300
Crinetics Pharmaceuticals, Inc. *	62,529	2,424,875
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CRISPR Therapeutics AG *	57,024	2,984,636
CryoPort, Inc. *	30,567	313,617
Cullinan Therapeutics, Inc. *	34,598	451,504
Cytek Biosciences, Inc. *	55,000	250,800
Cytokinetics, Inc. *	72,995	4,669,490
CytomX Therapeutics, Inc. *	128,796	543,519
Damora Therapeutics, Inc. *	12,500	320,750
Danaher Corp.	370,721	66,340,523
Definium Therapeutics, Inc. *	62,186	1,360,630
Denali Therapeutics, Inc. *	90,464	1,693,486
Design Therapeutics, Inc. *	15,000	204,000
DiaMedica Therapeutics, Inc. *	13,251	80,169
Dianthus Therapeutics, Inc. *	21,650	1,900,870
Disc Medicine, Inc. *	19,425	1,281,079
Dyne Therapeutics, Inc. *	87,330	1,532,642
Edgewise Therapeutics, Inc. *	46,416	1,437,039
Editas Medicine, Inc. *	64,120	192,360
Eikon Therapeutics, Inc. *	14,000	134,610
Elanco Animal Health, Inc. *	292,779	6,549,466
Eledon Pharmaceuticals, Inc. *	59,987	218,353
Eli Lilly & Co.	467,816	437,220,834
Emergent BioSolutions, Inc. *	27,070	222,786
Enanta Pharmaceuticals, Inc. *	16,254	225,768
Enliven Therapeutics, Inc. *	28,328	1,167,963
Entrada Therapeutics, Inc. *	18,905	255,218
Erasca, Inc. *	141,926	1,511,512
Esperion Therapeutics, Inc. *	138,642	277,284
Eton Pharmaceuticals, Inc. *	13,239	319,325
Evolus, Inc. *	31,279	168,594
Evommune, Inc. *(a)	12,000	285,600
Exelixis, Inc. *	152,510	6,780,595
EyePoint, Inc. *	47,024	620,717
Filana Therapeutics, Inc. *	25,000	36,250
First Tracks Biotherapeutics, Inc. *	11,800	274,586
Foghorn Therapeutics, Inc. *	30,000	142,500
Forte Biosciences, Inc. *	9,864	262,974
Fortrea Holdings, Inc. *	59,284	681,766
Fulcrum Therapeutics, Inc. *	32,522	231,882
Galectin Therapeutics, Inc. *	29,970	68,032
Genelux Corp. *	25,000	66,750
Geron Corp. *	365,841	563,395
Gilead Sciences, Inc.	731,494	95,708,675
Ginkgo Bioworks Holdings, Inc. *	26,379	223,166
Gossamer Bio, Inc. *	98,778	36,331
GRAIL, Inc. *	18,545	1,010,332
Greenwich Lifesciences, Inc. *(a)	2,671	63,089
Gyre Therapeutics, Inc. *	20,984	161,157
Halozyme Therapeutics, Inc. *	68,919	4,387,384
Harmony Biosciences Holdings, Inc. *	25,413	794,410
Harrow, Inc. *	20,302	822,840
Heron Therapeutics, Inc. *	69,211	83,053
Humacyte, Inc. *(a)	110,000	92,598
Hyperliquid Strategies, Inc. *	78,272	471,197
Ideaya Biosciences, Inc. *	54,603	1,588,947
Illumina, Inc. *	89,656	11,363,001
Immix Biopharma, Inc. *	27,392	244,611
Immuneering Corp., Class A *	37,344	195,683
Immunic, Inc. *	8,500	81,770
ImmunityBio, Inc. *(a)	185,046	1,313,827
Immunome, Inc. *	62,658	1,437,375
Immunovant, Inc. *	47,925	1,300,924
Incyte Corp. *	99,147	9,445,735
Indivior Pharmaceuticals, Inc. *	74,115	2,725,950
Inhibrx Biosciences, Inc. *	6,000	775,260
Innoviva, Inc. *	39,953	918,520
Insmed, Inc. *	126,213	17,206,618
Instil Bio, Inc. *	2,981	23,788
Intellia Therapeutics, Inc. *	68,858	928,206
SECURITY	NUMBER OF SHARES	VALUE ($)
Invivyd, Inc. *	117,920	165,088
Ionis Pharmaceuticals, Inc. *	95,438	7,134,945
Iovance Biotherapeutics, Inc. *	204,059	685,638
IQVIA Holdings, Inc. *	99,750	15,797,408
Ironwood Pharmaceuticals, Inc., Class A *	95,218	392,774
Jade Biosciences, Inc. *	21,607	527,211
Janux Therapeutics, Inc. *	17,494	251,389
Jazz Pharmaceuticals PLC *	35,696	7,247,002
Johnson & Johnson	1,422,954	327,065,977
KalVista Pharmaceuticals, Inc. *	27,163	724,166
Karyopharm Therapeutics, Inc. *	13,400	111,354
Keros Therapeutics, Inc. *	9,571	106,430
Kodiak Sciences, Inc. *	26,322	1,144,481
Krystal Biotech, Inc. *	15,267	4,003,923
Kura Oncology, Inc. *	46,794	413,191
Kymera Therapeutics, Inc. *	36,118	2,928,086
Kyverna Therapeutics, Inc. *	25,000	220,000
Larimar Therapeutics, Inc. *	44,839	182,046
LB Pharmaceuticals, Inc. *	14,457	458,432
Lexeo Therapeutics, Inc. *	36,676	208,870
Lexicon Pharmaceuticals, Inc. *	150,000	241,500
Lifecore Biomedical, Inc. *	18,427	93,425
Ligand Pharmaceuticals, Inc. *	11,899	2,730,226
Lineage Cell Therapeutics, Inc. *(a)	129,818	196,025
Lipocine, Inc. *	2,942	6,855
Liquidia Corp. *	40,878	1,602,826
Lyell Immunopharma, Inc. *	8,143	160,661
MacroGenics, Inc. *	40,000	123,200
Madrigal Pharmaceuticals, Inc. *	11,001	5,691,807
MannKind Corp. *	188,864	534,485
MapLight Therapeutics, Inc. *	11,837	377,245
Maravai LifeSciences Holdings, Inc., Class A *	69,631	256,242
MaxCyte, Inc. *	114,828	101,049
Maze Therapeutics, Inc. *	14,298	380,041
MBX Biosciences, Inc. *	15,891	480,226
MediciNova, Inc. *	71,506	99,393
Medpace Holdings, Inc. *	13,249	5,546,826
Merck & Co., Inc.	1,465,933	160,050,565
Merrimack Pharmaceuticals, Inc. *(b)	5,681	0
Mesa Laboratories, Inc.	4,652	465,200
Mettler-Toledo International, Inc. *	12,005	15,325,703
MiMedx Group, Inc. *	65,801	221,091
Mineralys Therapeutics, Inc. *	36,070	961,266
Minerva Neurosciences, Inc. *	31,000	200,570
Mirum Pharmaceuticals, Inc. *	27,827	2,707,845
Moderna, Inc. *	204,459	9,392,846
Monopar Therapeutics, Inc. *	3,000	156,450
Monte Rosa Therapeutics, Inc. *	39,103	748,822
Myriad Genetics, Inc. *	60,000	285,000
Natera, Inc. *	82,138	16,933,570
Nektar Therapeutics *	18,563	1,578,598
Neumora Therapeutics, Inc. *	42,000	103,740
Neurocrine Biosciences, Inc. *	59,693	7,859,777
Neurogene, Inc. *	5,239	136,686
Nkarta, Inc. *	22,478	62,264
Novavax, Inc. *	98,347	779,400
Nurix Therapeutics, Inc. *	58,686	980,056
Nuvalent, Inc., Class A *	31,980	3,206,954
Nuvation Bio, Inc. *	149,199	663,936
Nuvectis Pharma, Inc. *	15,600	133,536
Ocugen, Inc. *	210,254	363,739
Ocular Therapeutix, Inc. *	104,198	976,335
Olema Pharmaceuticals, Inc. *	33,039	476,092
Omeros Corp., Class B *	41,846	610,952
OmniAb, Inc. *	48,133	66,905
Opus Genetics, Inc. *	35,000	178,850
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Organogenesis Holdings, Inc., Class A *	29,326	68,916
Organon & Co.	155,644	2,062,283
ORIC Pharmaceuticals, Inc. *	41,888	413,853
Oruka Therapeutics, Inc. *	28,796	1,969,934
Ovid therapeutics, Inc. *	72,000	199,440
Pacific Biosciences of California, Inc. *	289,484	460,280
Pacira BioSciences, Inc. *	23,777	606,076
Palisade Bio, Inc. *	76,000	152,000
Palvella Therapeutics, Inc. *	5,926	760,424
PepGen, Inc. *	27,000	44,280
Perrigo Co. PLC	81,912	969,838
Personalis, Inc. *	32,941	181,834
Perspective Therapeutics, Inc. *	53,471	208,537
Pfizer, Inc.	3,355,040	89,579,568
Phathom Pharmaceuticals, Inc. *	32,962	369,174
Phibro Animal Health Corp., Class A	13,448	715,165
Praxis Precision Medicines, Inc. *	15,105	4,815,927
Precigen, Inc. *	107,713	448,086
Precision BioSciences, Inc. *	20,000	143,000
Prestige Consumer Healthcare, Inc. *	28,315	1,594,701
Prime Medicine, Inc. *	77,214	273,724
ProKidney Corp. *(a)	49,000	93,100
Protagonist Therapeutics, Inc. *	34,979	3,461,872
Protara Therapeutics, Inc. *	35,000	186,550
Prothena Corp. PLC *	27,500	304,150
PTC Therapeutics, Inc. *	47,228	3,072,654
Puma Biotechnology, Inc. *	19,453	146,092
Quanterix Corp. *	18,993	59,448
Quantum-Si, Inc. *	76,645	75,158
Rapport Therapeutics, Inc. *	16,710	553,602
Recursion Pharmaceuticals, Inc., Class A *(a)	300,000	1,038,000
Regeneron Pharmaceuticals, Inc.	59,432	42,021,990
REGENXBIO, Inc. *	32,786	294,090
Relay Therapeutics, Inc. *	80,432	1,042,399
Relmada Therapeutics, Inc. *	53,081	399,169
Repligen Corp. *	31,228	3,694,585
Replimune Group, Inc. *	49,000	125,930
Revolution Medicines, Inc. *	115,532	16,650,472
Revvity, Inc.	66,714	5,778,767
Rezolute, Inc. *	60,257	192,822
Rhythm Pharmaceuticals, Inc. *	36,169	2,942,710
Rigel Pharmaceuticals, Inc. *	11,579	334,633
Rocket Pharmaceuticals, Inc. *	50,000	174,000
Roivant Sciences Ltd. *	266,582	7,605,584
Royalty Pharma PLC, Class A	221,820	11,110,964
Sagimet Biosciences, Inc., Class A *	33,033	265,255
Sana Biotechnology, Inc. *	89,715	295,162
Sangamo Therapeutics, Inc. *	300,000	35,760
Sarepta Therapeutics, Inc. *	65,417	1,365,907
Savara, Inc. *	79,785	418,073
Scholar Rock Holding Corp. *	50,415	2,349,843
SELLAS Life Sciences Group, Inc. *(a)	102,901	509,360
Septerna, Inc. *	13,690	325,274
Sera Prognostics, Inc., Class A *	12,000	23,280
Shattuck Labs, Inc. *	40,881	292,299
SIGA Technologies, Inc.	17,097	78,646
Sionna Therapeutics, Inc. *	8,762	339,089
Soleno Therapeutics, Inc. *	29,671	1,567,222
Solid Biosciences, Inc. *	29,847	216,689
Sotera Health Co. *	136,370	2,121,917
Spero Therapeutics, Inc. *	28,565	71,698
SpyGlass Pharma, Inc. *	7,200	165,168
Spyre Therapeutics, Inc. *	44,003	3,276,023
Standard BioTools, Inc. *	150,000	139,305
Stoke Therapeutics, Inc. *	31,244	1,022,304
Summit Therapeutics, Inc. *	90,467	1,941,422
SECURITY	NUMBER OF SHARES	VALUE ($)
Supernus Pharmaceuticals, Inc. *	34,337	1,648,176
Sutro Biopharma, Inc. *	10,500	384,510
Syndax Pharmaceuticals, Inc. *	54,559	1,169,199
Tango Therapeutics, Inc. *	60,932	1,317,350
Tarsus Pharmaceuticals, Inc. *	23,467	1,492,736
Taysha Gene Therapies, Inc. *	122,352	781,829
Tectonic Therapeutic, Inc. *(a)	4,711	131,767
Tempus AI, Inc., Class A *	60,382	3,349,993
Tenaya Therapeutics, Inc. *	50,000	34,555
Terns Pharmaceuticals, Inc. *	51,660	2,734,364
TG Therapeutics, Inc. *	80,963	2,734,930
Theravance Biopharma, Inc. *	21,449	359,056
Thermo Fisher Scientific, Inc.	221,752	106,210,338
Third Harmonic Bio, Inc. *(b)	11,232	0
Tonix Pharmaceuticals Holding Corp. *	16,263	210,281
Travere Therapeutics, Inc. *	53,769	2,264,750
Trevi Therapeutics, Inc. *	68,588	943,771
TriSalus Life Sciences, Inc. *	25,000	108,000
Twist Bioscience Corp. *	36,315	2,122,612
Tyra Biosciences, Inc. *	15,817	549,641
Ultragenyx Pharmaceutical, Inc. *	59,452	1,467,870
uniQure NV *	40,698	811,925
United Therapeutics Corp. *	25,281	14,444,299
Vanda Pharmaceuticals, Inc. *	32,000	227,200
Vaxcyte, Inc. *	76,445	4,375,712
Vera Therapeutics, Inc., Class A *	38,815	1,382,202
Veracyte, Inc. *	47,279	1,556,425
VeraDermics, Inc. *	10,000	990,000
Verastem, Inc. *	49,159	268,408
Vericel Corp. *	31,392	1,090,244
Vertex Pharmaceuticals, Inc. *	150,010	64,111,274
Veru, Inc. *	6,500	14,625
Viatris, Inc.	677,458	10,121,223
Vigil Neuroscience, Inc. *(b)	20,643	1,032
Viking Therapeutics, Inc. *	68,274	2,128,783
Vir Biotechnology, Inc. *	74,185	757,800
Viridian Therapeutics, Inc. *	52,716	710,612
Vor BioPharma, Inc. *	22,204	318,183
Voyager Therapeutics, Inc. *	23,000	85,790
Waters Corp. *	58,156	17,983,580
WaVe Life Sciences Ltd. *	88,970	628,128
West Pharmaceutical Services, Inc.	42,176	12,551,156
X4 Pharmaceuticals, Inc. *	66,731	271,595
Xencor, Inc. *	49,055	585,226
Xeris Biopharma Holdings, Inc. *	112,064	686,392
XOMA Royalty Corp. *	5,843	239,212
Zenas Biopharma, Inc. *	18,951	366,133
Zentalis Pharmaceuticals, Inc. *	50,000	200,500
Zevra Therapeutics, Inc. *	40,851	415,455
Zoetis, Inc.	248,229	28,538,888
Zura Bio Ltd. *	31,089	157,932
		2,397,491,821

Real Estate Management & Development 0.1%
AMREP Corp. *	2,361	65,045
CBRE Group, Inc., Class A *	171,856	24,529,007
Compass, Inc., Class A *	370,068	2,801,415
CoStar Group, Inc. *	249,090	8,621,005
Cushman & Wakefield Ltd. *	135,714	1,905,424
Douglas Elliman, Inc. *	40,000	80,400
eXp World Holdings, Inc.	75,747	471,146
Forestar Group, Inc. *	9,724	274,800
FRP Holdings, Inc. *	5,956	125,136
Howard Hughes Holdings, Inc. *	18,689	1,163,764
Jones Lang LaSalle, Inc. *	28,130	8,948,997
Kennedy-Wilson Holdings, Inc.	76,696	835,986
Marcus & Millichap, Inc.	18,359	510,197
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Maui Land & Pineapple Co., Inc. *	3,498	54,289
Newmark Group, Inc., Class A	94,323	1,520,487
Opendoor Technologies, Inc. *	479,302	2,578,645
RMR Group, Inc., Class A	11,800	210,158
Seaport Entertainment Group, Inc. *	4,108	91,567
Seritage Growth Properties, Class A *	31,941	82,408
St. Joe Co.	23,492	1,516,878
Star Holdings *	10,000	85,700
Stratus Properties, Inc. *	3,398	102,823
Tejon Ranch Co. *	11,108	217,384
Zillow Group, Inc., Class C *	131,844	5,853,874
		62,646,535

Semiconductors & Semiconductor Equipment 15.4%
ACM Research, Inc., Class A *	31,921	1,649,996
Advanced Micro Devices, Inc. *	962,345	341,141,679
Aehr Test Systems *	15,743	1,425,686
Aeluma, Inc. *	6,000	139,740
Allegro MicroSystems, Inc. *	73,262	3,553,207
Alpha & Omega Semiconductor Ltd. *	15,813	686,759
Ambarella, Inc. *	24,473	1,683,742
Ambiq Micro, Inc. *	5,000	187,400
Amkor Technology, Inc.	66,893	4,665,787
Analog Devices, Inc.	288,406	116,014,198
Applied Materials, Inc.	468,603	184,859,197
Astera Labs, Inc. *	78,913	15,367,518
Atomera, Inc. *(a)	20,000	163,600
Axcelis Technologies, Inc. *	18,649	2,594,262
AXT, Inc. *	34,309	2,717,959
Blaize Holdings, Inc. *(a)	124,540	244,098
Broadcom, Inc.	2,799,039	1,168,402,850
CEVA, Inc. *	20,511	626,406
Cirrus Logic, Inc. *	28,575	4,660,011
Cohu, Inc. *	30,139	1,427,082
Credo Technology Group Holding Ltd. *	93,312	16,237,221
Datavault AI, Inc. *(e)	174,967	126,991
Datavault AI, Inc. *(a)(b)	2,916	395
Diodes, Inc. *	27,723	2,970,519
Enphase Energy, Inc. *	77,118	2,541,809
Entegris, Inc.	90,618	12,811,573
Everspin Technologies, Inc. *	8,698	158,999
First Solar, Inc. *	62,754	12,669,405
FormFactor, Inc. *	45,620	6,201,127
GSI Technology, Inc. *	18,000	134,100
Ichor Holdings Ltd. *	22,733	1,499,696
Impinj, Inc. *	15,771	2,285,533
indie Semiconductor, Inc., Class A *(a)	125,547	566,217
Intel Corp. *	2,771,103	261,813,811
inTEST Corp. *	4,591	85,806
KLA Corp.	77,353	135,394,824
Kopin Corp. *	108,341	483,201
Kulicke & Soffa Industries, Inc.	31,538	2,696,499
Lam Research Corp.	737,119	190,073,505
Lattice Semiconductor Corp. *	80,526	9,846,719
MACOM Technology Solutions Holdings, Inc. *	37,919	10,678,370
Marvell Technology, Inc.	514,317	84,939,453
MaxLinear, Inc. *	51,446	3,639,805
Microchip Technology, Inc.	319,685	29,701,933
Micron Technology, Inc.	664,533	343,669,886
MKS, Inc.	39,532	11,217,205
Monolithic Power Systems, Inc.	28,722	46,369,084
Navitas Semiconductor Corp., Class A *	120,600	1,989,900
NVE Corp.	2,299	190,334
NVIDIA Corp.	14,345,694	2,862,970,152
SECURITY	NUMBER OF SHARES	VALUE ($)
NXP Semiconductors NV	148,374	43,561,123
ON Semiconductor Corp. *	231,878	23,375,621
Onto Innovation, Inc. *	29,380	8,668,863
PDF Solutions, Inc. *	20,759	889,523
Penguin Solutions, Inc. *	32,721	995,046
Photronics, Inc. *	36,440	1,803,051
Power Integrations, Inc.	33,739	2,453,163
Qnity Electronics, Inc.	122,884	17,284,863
Qorvo, Inc. *	49,231	4,638,545
QUALCOMM, Inc.	628,325	112,834,604
QuickLogic Corp. *	7,578	121,021
Rambus, Inc. *	63,357	7,293,024
Rigetti Computing, Inc. *	194,842	3,399,993
Semtech Corp. *	54,470	5,722,074
Silicon Laboratories, Inc. *	19,452	4,234,700
SiTime Corp. *	12,929	7,268,037
SkyWater Technology, Inc. *	19,669	627,441
Skyworks Solutions, Inc.	89,608	6,287,793
SolarEdge Technologies, Inc. *	35,967	1,541,546
Synaptics, Inc. *	23,552	2,204,232
Teradyne, Inc.	92,803	31,875,046
Texas Instruments, Inc.	534,514	150,241,195
Ultra Clean Holdings, Inc. *	27,021	2,111,691
Universal Display Corp.	26,038	2,267,649
Veeco Instruments, Inc. *	35,982	1,793,703
Wolfspeed, Inc. *(a)	20,040	591,781
		6,350,260,577

Software & Services 8.6%
8x8, Inc. *	70,702	135,748
A10 Networks, Inc.	45,829	1,222,718
Accenture PLC, Class A	363,166	64,901,396
ACI Worldwide, Inc. *	61,482	2,657,252
Adeia, Inc.	64,826	2,064,708
Adobe, Inc. *	242,461	59,669,652
Agilysys, Inc. *	15,056	964,487
Airship AI Holdings, Inc., Class A *(a)	10,000	22,400
Akamai Technologies, Inc. *	84,281	8,679,257
Alarm.com Holdings, Inc. *	30,747	1,365,474
Alkami Technology, Inc. *	52,335	825,846
American Bitcoin Corp., Class A *(a)	124,973	143,719
Amplitude, Inc., Class A *	40,000	284,400
Appfolio, Inc., Class A *	14,687	2,454,051
Appian Corp., Class A *	26,543	551,829
Applied Digital Corp. *	146,527	5,018,550
AppLovin Corp., Class A *	159,943	71,390,558
Arteris, Inc. *	20,000	579,200
Asana, Inc., Class A *	55,781	352,536
Atlassian Corp., Class A *	101,692	6,975,054
AudioEye, Inc. *	4,308	30,845
Aurora Innovation, Inc. *	769,362	4,523,849
Autodesk, Inc. *	124,836	29,586,132
AvePoint, Inc. *	88,958	867,341
Bentley Systems, Inc., Class B	88,774	2,895,808
BigBear.ai Holdings, Inc. *(a)	268,147	1,067,225
Bill Holdings, Inc. *	46,335	1,760,730
Bit Digital, Inc. *	311,354	470,145
BitMine Immersion Technologies, Inc.	268,346	5,742,604
Blackbaud, Inc. *	22,805	847,662
BlackLine, Inc. *	30,085	940,156
Box, Inc., Class A *	87,457	2,116,459
Brand Engagement Network, Inc. *(a)	4,000	112,500
Braze, Inc., Class A *	62,494	1,376,743
C3.ai, Inc., Class A *	83,850	740,396
Cadence Design Systems, Inc. *	160,265	52,821,741
CCC Intelligent Solutions Holdings, Inc. *	345,737	1,811,662
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cerence, Inc. *	48,803	444,107
Cipher Digital, Inc. *	173,000	3,069,020
Circle Internet Group, Inc. *	32,064	2,913,976
Cleanspark, Inc. *	148,359	1,858,938
Clear Secure, Inc., Class A	52,587	2,807,620
Clearwater Analytics Holdings, Inc., Class A *	170,112	4,116,710
Cloudflare, Inc., Class A *	187,299	38,390,676
Cognizant Technology Solutions Corp., Class A	281,763	14,905,263
Commerce.com, Inc. *	30,500	86,315
Commvault Systems, Inc. *	25,969	2,567,815
Consensus Cloud Solutions, Inc. *	11,336	293,376
Core Scientific, Inc. *	183,480	3,669,600
CoreWeave, Inc., Class A *	143,395	16,002,882
Crowdstrike Holdings, Inc., Class A *	148,684	66,275,893
CS Disco, Inc. *	11,500	49,795
CSP, Inc.	5,818	54,049
Daily Journal Corp. *	712	376,477
Datadog, Inc., Class A *	194,244	25,677,114
Digimarc Corp. *	21,522	157,756
Digital Turbine, Inc. *	114,371	403,730
DigitalOcean Holdings, Inc. *	46,637	4,497,206
Docusign, Inc., Class A *	118,297	5,440,479
Dolby Laboratories, Inc., Class A	36,982	2,372,025
Domo, Inc., Class B *	16,000	56,960
Dropbox, Inc., Class A *	103,229	2,507,432
D-Wave Quantum, Inc. *	218,066	4,422,378
DXC Technology Co. *	104,250	1,180,110
Dynatrace, Inc. *	176,525	6,391,970
eGain Corp. *	7,634	57,713
Elastic NV *	55,663	2,584,433
EPAM Systems, Inc. *	32,370	3,683,059
EverCommerce, Inc. *(a)	12,868	148,625
Everforth, Inc. *	24,701	521,191
Fair Isaac Corp. *	14,057	14,408,425
Fastly, Inc., Class A *	84,792	2,141,422
Five9, Inc. *	49,234	846,825
Fortinet, Inc. *	373,454	31,485,907
Freshworks, Inc., Class A *	129,626	1,057,748
Gartner, Inc. *	42,326	6,284,988
Gen Digital, Inc.	329,155	6,349,400
Gitlab, Inc., Class A *	84,960	1,881,014
GoDaddy, Inc., Class A *	79,283	6,880,972
Grid Dynamics Holdings, Inc. *	40,009	227,651
Guidewire Software, Inc. *	50,097	6,932,924
Hackett Group, Inc.	12,220	157,760
HubSpot, Inc. *	31,616	7,011,164
Hut 8 Corp. *	56,980	4,317,944
I3 Verticals, Inc., Class A *	10,325	232,829
Information Services Group, Inc.	16,112	65,737
Intapp, Inc. *	36,312	815,204
Intellicheck, Inc. *	12,962	103,566
InterDigital, Inc.	15,037	4,459,373
International Business Machines Corp.	551,162	127,307,399
Intuit, Inc.	164,292	63,827,442
Kaltura, Inc. *	33,164	45,435
Klaviyo, Inc., Class A *	86,660	1,740,999
Kyndryl Holdings, Inc. *	134,385	1,857,201
Life360, Inc. *	41,000	1,766,690
LiveRamp Holdings, Inc. *	38,791	1,133,861
Manhattan Associates, Inc. *	35,371	4,877,307
MARA Holdings, Inc. *	235,000	2,817,650
Microsoft Corp.	4,383,196	1,787,379,665
Mitek Systems, Inc. *	35,067	489,535
MongoDB, Inc., Class A *	48,454	12,153,717
nCino, Inc. *	63,858	1,116,238
SECURITY	NUMBER OF SHARES	VALUE ($)
NCR Voyix Corp. *	90,091	620,727
Netskope, Inc., Class A *	55,337	551,157
NextNav, Inc. *	56,298	1,043,202
Nutanix, Inc., Class A *	159,131	6,506,867
Okta, Inc. *	101,393	7,467,594
OneSpan, Inc.	23,440	271,435
Ooma, Inc. *	17,711	289,044
Oracle Corp.	1,000,347	161,446,002
PagerDuty, Inc. *	76,323	507,548
Palantir Technologies, Inc., Class A *	1,348,547	187,596,373
Palo Alto Networks, Inc. *	477,232	85,577,242
PAR Technology Corp. *	15,136	203,428
Pegasystems, Inc.	54,049	1,975,491
Pivotal Software, Inc. *(b)	31,626	0
Porch Group, Inc. *	52,923	509,649
Procore Technologies, Inc. *	71,740	4,059,049
Progress Software Corp. *	26,014	724,490
PTC, Inc. *	70,219	9,570,850
Q2 Holdings, Inc. *	37,190	1,887,393
Qualys, Inc. *	20,982	1,823,965
Rackspace Technology, Inc. *(a)	68,860	100,536
Red Violet, Inc. *	6,806	254,749
Rekor Systems, Inc. *	96,549	79,151
ReposiTrak, Inc. (a)	6,299	61,604
Research Solutions, Inc. *	18,069	45,895
Rimini Street, Inc. *	21,843	74,485
RingCentral, Inc., Class A	45,705	1,838,255
Riot Platforms, Inc. *	191,400	3,299,736
Roper Technologies, Inc.	62,999	22,352,675
Rubrik, Inc., Class A *	89,648	4,767,481
SailPoint, Inc. *	49,548	565,838
Salesforce, Inc.	552,018	97,447,738
Samsara, Inc., Class A *	212,655	6,111,705
SentinelOne, Inc., Class A *	201,676	2,855,732
ServiceNow, Inc. *	617,805	54,558,360
ServiceTitan, Inc., Class A *	33,595	1,997,559
Snowflake, Inc., Class A *	202,153	27,587,820
SoundHound AI, Inc., Class A *(a)	232,277	1,848,925
Sprinklr, Inc., Class A *	50,000	246,000
SPS Commerce, Inc. *	23,470	1,317,136
SRAX, Inc. *(b)	9,789	0
Strategy, Inc., Class A *	186,464	30,850,469
Synopsys, Inc. *	112,701	54,389,503
Telos Corp. *	25,409	108,496
Tenable Holdings, Inc. *	74,037	1,546,633
Teradata Corp. *	55,217	1,454,968
Terawulf, Inc. *	222,356	4,831,796
TON Strategy Co. *	40,000	81,200
Trimble, Inc. *	140,909	9,485,994
TSS, Inc. *	12,157	186,245
Tucows, Inc., Class A *	5,000	78,650
Twilio, Inc., Class A *	89,004	13,177,932
Tyler Technologies, Inc. *	25,321	8,638,006
UiPath, Inc., Class A *	249,583	2,570,705
Unisys Corp. *	39,083	102,007
Unity Software, Inc. *	210,425	5,559,429
Varonis Systems, Inc., Class B *	71,700	1,885,710
VeriSign, Inc.	48,844	13,122,429
Veritone, Inc. *(a)	50,909	104,363
Vertex, Inc., Class A *	49,183	608,394
Via Transportation, Inc., Class A *	7,175	109,132
Viant Technology, Inc., Class A *	10,390	112,835
Weave Communications, Inc. *	73,179	359,309
Whitefiber, Inc. *(a)	4,600	70,426
Workday, Inc., Class A *	126,436	15,475,766
Workiva, Inc., Class A *	31,438	1,681,304
Xperi, Inc. *	25,000	167,250
Yext, Inc. *	46,726	180,362
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zeta Global Holdings Corp., Class A *	117,410	2,162,692
Zoom Communications, Inc. *	158,547	15,402,841
Zscaler, Inc. *	60,254	7,873,993
		3,550,551,243

Technology Hardware & Equipment 9.0%
908 Devices, Inc. *	20,374	139,154
ADTRAN Holdings, Inc. *	52,957	936,809
Advanced Energy Industries, Inc.	22,097	8,483,259
Aeva Technologies, Inc. *	13,355	213,546
Airgain, Inc. *	7,096	50,169
Amphenol Corp., Class A	724,750	106,733,932
Apple, Inc.	8,666,844	2,351,748,119
Applied Optoelectronics, Inc. *	38,247	6,286,277
Arista Networks, Inc. *	609,098	105,197,316
Arlo Technologies, Inc. *	66,377	932,597
Arrow Electronics, Inc. *	29,712	5,580,805
AstroNova, Inc. *	4,083	55,529
Aviat Networks, Inc. *	7,936	181,972
Avnet, Inc.	45,708	3,771,367
Badger Meter, Inc.	18,228	2,203,947
Bel Fuse, Inc., Class B	6,304	1,738,895
Belden, Inc.	22,812	2,565,894
Benchmark Electronics, Inc.	20,895	1,714,435
BK Technologies Corp. *	2,000	192,720
Calix, Inc. *	35,354	1,540,020
CDW Corp.	76,861	10,523,040
Ciena Corp. *	83,218	43,904,152
Cisco Systems, Inc.	2,331,551	213,336,916
Clearfield, Inc. *	5,453	157,537
Climb Global Solutions, Inc.	12,412	207,032
Cognex Corp.	98,396	5,461,962
Coherent Corp. *	110,514	35,332,431
Corning, Inc.	459,965	75,544,652
Corsair Gaming, Inc. *	23,511	159,640
CPI Card Group, Inc. *	1,805	31,967
Crane NXT Co.	28,475	1,272,263
CTS Corp.	17,107	976,810
Daktronics, Inc. *	24,125	474,298
Dell Technologies, Inc., Class C	175,464	36,663,203
Diebold Nixdorf, Inc. *	21,593	1,658,558
Digi International, Inc. *	21,893	1,226,884
Eastman Kodak Co. *	52,992	706,383
ePlus, Inc.	15,417	1,305,666
Everpure, Inc., Class A *	186,742	13,342,716
Evolv Technologies Holdings, Inc. *	83,781	603,223
Extreme Networks, Inc. *	79,341	1,752,643
F5, Inc. *	32,965	10,677,363
Fabrinet *	21,248	14,522,371
Flex Ltd. *	218,191	19,975,386
Forward Industries, Inc. *	39,052	180,030
Frequency Electronics, Inc. *	4,719	236,705
GPGI, Inc., Class A	105,425	1,626,708
Harmonic, Inc. *	66,948	765,216
Hewlett Packard Enterprise Co.	782,353	22,508,296
HP, Inc.	539,520	11,254,387
Identiv, Inc. *	8,288	39,285
Immersion Corp.	13,101	80,309
Inseego Corp. *	4,205	76,657
Insight Enterprises, Inc. *	18,150	1,323,135
IonQ, Inc. *	208,356	9,401,023
IPG Photonics Corp. *	14,898	1,771,670
Itron, Inc. *	26,480	2,219,024
Jabil, Inc.	61,576	20,781,284
Keysight Technologies, Inc. *	101,338	35,459,180
Kimball Electronics, Inc. *	15,963	431,161
Knowles Corp. *	50,960	1,589,442
SECURITY	NUMBER OF SHARES	VALUE ($)
KVH Industries, Inc. *	5,414	49,267
Lantronix, Inc. *	30,000	201,300
LightPath Technologies, Inc., Class A *	34,173	437,756
Lightwave Logic, Inc. *	87,382	1,198,881
Littelfuse, Inc.	14,636	5,915,432
Lumentum Holdings, Inc. *	42,310	38,177,159
Methode Electronics, Inc.	26,544	212,883
Mirion Technologies, Inc., Class A *	144,421	2,852,315
Motorola Solutions, Inc.	98,091	43,064,892
M-Tron Industries, Inc. *	2,643	176,500
Napco Security Technologies, Inc.	22,775	1,064,731
NetApp, Inc.	117,868	13,056,238
NETGEAR, Inc. *	18,065	456,503
NetScout Systems, Inc. *	43,298	1,459,143
nLight, Inc. *	32,628	2,279,066
Novanta, Inc. *	21,109	2,734,249
Ondas, Inc. *(a)	264,000	2,650,560
One Stop Systems, Inc. *	12,911	122,525
OSI Systems, Inc. *	9,287	2,664,626
Ouster, Inc. *	39,256	1,058,342
PC Connection, Inc.	7,198	458,801
Plexus Corp. *	15,607	3,910,802
Powerfleet, Inc. NJ *	117,497	378,340
Quantum Computing, Inc. *(a)	118,275	1,066,840
Ralliant Corp.	66,312	3,013,217
ReElement Technologies LLC *(b)	12,919	0
RF Industries Ltd. *	7,044	102,349
Richardson Electronics Ltd.	5,554	79,978
Rogers Corp. *	10,471	1,421,438
Sandisk Corp. *	87,237	95,656,244
Sanmina Corp. *	33,068	7,202,872
ScanSource, Inc. *	12,228	502,815
Seagate Technology Holdings PLC	128,737	86,722,393
SmartRent, Inc. *	80,000	108,800
Super Micro Computer, Inc. *	302,547	8,289,788
TD SYNNEX Corp.	44,472	10,147,621
TE Connectivity PLC	173,177	36,654,644
Teledyne Technologies, Inc. *	27,757	17,926,859
TransAct Technologies, Inc. *	3,397	11,312
TTM Technologies, Inc. *	60,461	9,566,139
Turtle Beach Corp. *	7,827	90,167
Ubiquiti, Inc.	2,493	2,522,941
Unusual Machines, Inc. *	24,507	357,557
Viasat, Inc. *	79,072	5,211,636
Viavi Solutions, Inc. *	137,760	7,218,624
Virtuix Holdings, Inc., Class A *	15,000	51,750
Vishay Intertechnology, Inc.	74,168	2,148,647
Vishay Precision Group, Inc. *	7,894	476,955
Vistance Networks, Inc. *	130,243	1,666,459
Vontier Corp.	83,040	2,979,475
Vuzix Corp. *(a)	48,683	140,207
Western Digital Corp.	199,944	86,879,667
Wrap Technologies, Inc. *(a)	21,515	33,133
Zebra Technologies Corp., Class A *	29,479	6,669,919
		3,719,328,127

Telecommunication Services 0.9%
Anterix, Inc. *	13,523	653,431
Array Digital Infrastructure, Inc.	9,196	456,949
AST SpaceMobile, Inc. *	146,339	10,814,452
AT&T, Inc.	4,119,152	107,633,442
ATN International, Inc.	5,256	146,800
Bandwidth, Inc., Class A *	15,306	563,414
Cogent Communications Holdings, Inc.	34,906	790,621
Comcast Corp., Class A	2,111,709	57,100,611
GCI Liberty, Inc., Class C *	23,626	809,191
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Globalstar, Inc. *	30,338	2,496,817
Gogo, Inc. *	46,801	195,628
IDT Corp., Class B	13,827	693,424
Iridium Communications, Inc.	63,008	2,461,723
Liberty Global Ltd., Class C *	182,313	2,067,429
Liberty Latin America Ltd., Class C *	103,867	863,135
Lumen Technologies, Inc. *	556,480	4,919,283
Shenandoah Telecommunications Co.	34,187	537,762
Spok Holdings, Inc.	9,849	105,286
Telephone & Data Systems, Inc.	59,369	2,675,167
T-Mobile U.S., Inc.	279,692	54,679,786
Uniti Group, Inc.	117,138	1,385,743
Verizon Communications, Inc.	2,490,077	119,598,398
		371,648,492

Transportation 1.4%
Alaska Air Group, Inc. *	68,268	2,669,961
Allegiant Travel Co. *	8,565	647,857
American Airlines Group, Inc. *	386,957	4,531,266
ArcBest Corp.	13,543	1,727,680
Avis Budget Group, Inc. *(a)	10,462	1,890,169
CH Robinson Worldwide, Inc.	70,350	12,790,333
Covenant Logistics Group, Inc., Class A	6,788	236,630
CSX Corp.	1,098,925	49,924,163
Delta Air Lines, Inc.	384,232	26,123,934
Expeditors International of Washington, Inc.	78,530	11,613,802
FedEx Corp.	127,547	51,440,981
Forward Air Corp. *	10,889	229,322
Frontier Group Holdings, Inc. *	70,092	254,434
FTAI Infrastructure, Inc.	59,598	366,230
Genco Shipping & Trading Ltd.	21,083	511,052
GXO Logistics, Inc. *	67,797	3,873,243
Heartland Express, Inc.	26,008	347,987
Hertz Global Holdings, Inc. *(a)	93,560	595,042
Hub Group, Inc., Class A	35,393	1,551,275
JB Hunt Transport Services, Inc.	44,237	11,126,933
JetBlue Airways Corp. *	183,960	856,334
Joby Aviation, Inc. *	359,264	3,301,636
Kirby Corp. *	31,771	4,782,806
Knight-Swift Transportation Holdings, Inc.	95,501	6,198,015
Landstar System, Inc.	20,456	3,765,336
Lyft, Inc., Class A *	234,785	3,322,208
Marten Transport Ltd.	38,680	583,294
Matson, Inc.	18,299	3,191,895
Norfolk Southern Corp.	132,524	41,855,055
Old Dominion Freight Line, Inc.	108,749	23,101,550
Pangaea Logistics Solutions Ltd.	13,298	101,863
Radiant Logistics, Inc. *	16,850	141,708
Republic Airways Holdings, Inc. *	6,000	99,960
RXO, Inc. *	103,948	2,075,842
Ryder System, Inc.	23,459	5,953,190
Saia, Inc. *	15,659	7,028,072
Schneider National, Inc., Class B	29,347	912,398
Sky Harbour Group Corp. *(a)	9,000	95,130
SkyWest, Inc. *	23,735	1,949,118
Southwest Airlines Co.	288,473	10,938,896
Sun Country Airlines Holdings, Inc. *	32,770	517,766
Uber Technologies, Inc. *	1,214,121	90,585,568
U-Haul Holding Co., Non Voting Shares	65,075	3,103,427
Union Pacific Corp.	350,539	94,463,250
United Airlines Holdings, Inc. *	191,828	17,264,520
United Parcel Service, Inc., Class B	436,466	47,487,501
Universal Logistics Holdings, Inc.	3,300	79,464
SECURITY	NUMBER OF SHARES	VALUE ($)
Werner Enterprises, Inc.	35,471	1,307,816
Wheels Up Experience, Inc. *(a)	2,764	14,870
XPO, Inc. *	68,881	15,162,774
		572,693,556

Utilities 2.3%
AES Corp.	417,337	6,030,520
Alliant Energy Corp.	150,567	11,056,135
Ameren Corp.	162,962	18,520,631
American Electric Power Co., Inc.	318,610	43,684,617
American States Water Co.	24,081	1,813,058
American Water Works Co., Inc.	114,313	14,680,075
Artesian Resources Corp., Class A	5,123	160,401
Atmos Energy Corp.	97,307	18,486,384
Avista Corp.	47,822	1,965,484
Black Hills Corp.	44,437	3,345,662
Cadiz, Inc. *	22,878	99,062
California Water Service Group	36,782	1,553,672
CenterPoint Energy, Inc.	384,090	16,765,529
Chesapeake Utilities Corp.	14,051	1,772,112
Clearway Energy, Inc., Class C	69,419	2,801,751
CMS Energy Corp.	180,098	13,820,721
Consolidated Edison, Inc.	213,997	23,858,526
Consolidated Water Co. Ltd.	7,055	226,113
Constellation Energy Corp.	183,885	57,556,005
Dominion Energy, Inc.	504,548	32,543,346
DTE Energy Co.	122,675	18,608,571
Duke Energy Corp.	460,761	59,691,588
Edison International	226,105	15,712,036
Entergy Corp.	267,139	31,498,360
Essential Utilities, Inc.	166,142	6,346,624
Evergy, Inc.	136,496	11,307,329
Eversource Energy	219,809	15,540,496
Exelon Corp.	605,468	27,845,473
FirstEnergy Corp.	304,852	14,486,567
Genie Energy Ltd., Class B	9,550	133,414
Global Water Resources, Inc.	4,694	33,374
H2O America	20,791	1,168,246
Hallador Energy Co. *	23,191	360,156
Hawaiian Electric Industries, Inc. *	103,277	1,556,384
IDACORP, Inc.	32,086	4,740,386
MDU Resources Group, Inc.	120,922	2,724,373
MGE Energy, Inc.	21,462	1,721,682
Middlesex Water Co.	13,547	689,271
National Fuel Gas Co.	56,474	4,765,276
New Jersey Resources Corp.	60,880	3,428,153
NextEra Energy, Inc.	1,230,789	120,469,627
NiSource, Inc.	282,138	13,621,623
Northwest Natural Holding Co.	26,744	1,417,432
Northwestern Energy Group, Inc.	36,574	2,645,763
NRG Energy, Inc.	124,817	19,419,029
OGE Energy Corp.	120,289	5,870,103
Oklo, Inc. *	72,552	5,260,020
ONE Gas, Inc.	35,826	3,196,396
Ormat Technologies, Inc.	35,759	4,108,709
Otter Tail Corp.	24,841	2,216,811
PG&E Corp.	1,290,670	21,450,935
Pinnacle West Capital Corp.	70,610	7,323,669
Portland General Electric Co.	65,160	3,383,759
PPL Corp.	436,958	16,359,708
Public Service Enterprise Group, Inc.	294,644	24,060,629
Pure Cycle Corp. *	8,445	97,455
RGC Resources, Inc.	3,883	88,261
Sempra	385,525	36,671,138
Southern Co.	649,978	62,852,873
Southwest Gas Holdings, Inc.	38,528	3,623,558
Spire, Inc.	35,352	3,223,395
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Talen Energy Corp. *	26,810	9,984,580
TXNM Energy, Inc.	57,536	3,398,076
UGI Corp.	125,872	4,542,720
Unitil Corp.	11,327	594,214
Vistra Corp.	187,744	29,633,513
WEC Energy Group, Inc.	191,611	22,598,601
Xcel Energy, Inc.	347,692	28,841,051
York Water Co.	6,196	179,808
		950,231,019
Total Common Stocks (Cost $19,084,253,804)		41,143,480,264

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	11,721
Cartesian Therapeutics, Inc. CVR *(b)	59,796	138,081
Checkpoint Therapeutics, Inc. CVR *(b)	20,000	2,400
Cyteir Therapeutics, Inc. CVR *(b)	15,972	0
Frequency Therapeutics, Inc. CVR *(b)	23,364	937
F-star Therapeutics, Inc. Agonist CVR *(b)	975	0
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	0
Homology Medicines, Inc. CVR *(b)	21,971	0
IMARA, Inc. CVR *(b)	11,519	0
Magenta Therapeutics, Inc. CVR *(b)	27,369	0
Miromatrix Medical, Inc. CVR *(b)	11,036	11,511
Pardes Biosciences, Inc. CVR *(b)	19,235	0
Sesen Bio, Inc. CVR *(b)	67,895	0
Surface Oncology, Inc. CVR *(b)	44,721	75
Tectonic Therapeutic, Inc. CVR *(b)	816	0
Zynerba Pharmaceuticals, Inc. CVR *(b)	37,596	0
		164,725
Total Rights (Cost $24,446)		164,725

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (f)(g)	48,740,614	48,740,614
Total Short-Term Investments (Cost $48,740,614)		48,740,614
Total Investments in Securities (Cost $19,133,018,864)		41,192,385,603

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/18/26	98	13,758,220	236,465
S&P 500 Index, e-mini, expires 06/18/26	333	120,608,438	2,361,129
			2,597,594

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Security is traded on separate exchanges for the same issuer.
(f)	The rate shown is the annualized 7-day yield.
(g)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $48,697,416.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended April 30, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at April 30, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc.*	$—	$—	$—	$—	($120,285 )	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc.(a),*	85,320	—	—	—	13,500	98,820	18,000	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	—	196,946	—	—	48,729	—	—	13,077

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	169,488	327,294	—	—	24,237	—	—	4,153

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
Financial Services 0.2%
Charles Schwab Corp.(b)	$77,110,078	$17,209,173	($1,556,389 )	$96,023	($3,107,769 )	$89,751,116	979,388	$483,310

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.*	—	—	(41,925)	(74,880)	31,856	—	—	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc.*	—	—	(58,575)	(100,950)	40,425	—	—	—

Household & Personal Products 0.0%
Medifast, Inc.(a),*	107,399	—	—	—	(10,275)	97,124	8,935	—
Nu Skin Enterprises, Inc., Class A	—	—	—	—	(80,678)	—	—	2,831
						97,124

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A*	—	167,465	—	—	(3,728)	—	—	—
EW Scripps Co., Class A*	70,470	167,360	—	—	98,653	—	—	—
Gray Media, Inc.	—	—	—	—	46,454	—	—	6,946
						—
Total	$77,542,755	$18,068,238	($1,656,889 )	($79,807 )	($3,018,881 )	$89,947,060		$510,317

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	Issuer is affiliated with the fund’s investment adviser.
*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$17,417,371,760	$—	$—	$17,417,371,760
Banks	1,526,448,394	—	1,369	1,526,449,763
Capital Goods	3,188,411,790	—	0 *	3,188,411,790
Consumer Services	755,562,307	—	273,373	755,835,680
Health Care Equipment & Services	1,317,344,539	—	0 *	1,317,344,539
Materials	920,434,964	—	0 *	920,434,964
Pharmaceuticals, Biotechnology & Life Sciences	2,397,490,789	—	1,032 *	2,397,491,821
Semiconductors & Semiconductor Equipment	6,350,260,182	—	395	6,350,260,577
Software & Services	3,550,551,243	—	0 *	3,550,551,243
Technology Hardware & Equipment	3,719,328,127	—	0 *	3,719,328,127
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	164,725 *	164,725
Short-Term Investments[1]	48,740,614	—	—	48,740,614
Futures Contracts[2]	2,597,594	—	—	2,597,594
Total	$41,194,542,303	$—	$440,894	$41,194,983,197

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $53,836,201)		$89,947,060
Investments in securities, at value - unaffiliated issuers (cost $19,079,182,663) including securities on loan of $48,697,416		41,102,438,543
Cash		108,054,280
Deposit with broker for futures contracts		12,011,353
Receivables:
Dividends		15,805,098
Fund shares sold		14,373,751
Variation margin on future contracts		1,555,226
Income from securities on loan	+	146,266
Total assets		41,344,331,577

Liabilities
Collateral held for securities on loan		48,740,614
Payables:
Fund shares redeemed		14,921,139
Investment adviser fees		971,823
Investments bought	+	320,946
Total liabilities		64,954,522
Net assets		$41,279,377,055

Net Assets by Source
Capital received from investors		$19,752,201,762
Total distributable earnings	+	21,527,175,293
Net assets		$41,279,377,055

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$41,279,377,055		2,376,274,102		$17.37

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $64,332)		$204,285,231
Other Interest		705,235
Dividends received from securities - affiliated issuers		510,317
Securities on loan, net	+	646,701
Total investment income		206,147,484

Expenses
Investment adviser fees		5,044,778
Total expenses	–	5,044,778
Net investment income		201,102,706

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(79,807)
Net realized losses on sales of securities - unaffiliated issuers		(82,467,071)
Net realized gains on futures contracts	+	1,088,097
Net realized losses		(81,458,781)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(3,018,881)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		2,327,823,112
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,214,570
Net change in unrealized appreciation (depreciation)		2,326,018,801
Net realized and unrealized gains		2,244,560,020
Increase in net assets resulting from operations		$2,445,662,726
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$201,102,706	$343,529,289
Net realized losses		(81,458,781)	(172,282,588)
Net change in unrealized appreciation (depreciation)	+	2,326,018,801	5,294,016,222
Increase in net assets resulting from operations		$2,445,662,726	$5,465,262,923

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($349,883,129 )	($327,953,620 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		554,064,253	$9,016,739,595	313,249,102	$4,567,271,506
Shares reinvested		17,291,683	283,237,771	18,388,742	268,554,434
Shares redeemed	+	(127,717,939)	(2,086,631,871)	(252,116,422)	(3,668,379,809)
Net transactions in fund shares		443,637,997	$7,213,345,495	79,521,422	$1,167,446,131

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,932,636,105	$31,970,251,963	1,853,114,683	$25,665,496,529
Total increase	+	443,637,997	9,309,125,092	79,521,422	6,304,755,434
End of period		2,376,274,102	$41,279,377,055	1,932,636,105	$31,970,251,963

[1]
For the period ended October 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 7-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$18.04	$13.90	$9.74	$8.26	$11.15	$7.85
Income (loss) from investment operations:
Net investment income (loss)[2]	0.04	0.09	0.09	0.08	0.08	0.07
Net realized and unrealized gains (losses)	(0.31)	4.13	4.15	1.47	(2.78)	3.29
Total from investment operations	(0.27)	4.22	4.24	1.55	(2.70)	3.36
Less distributions:
Distributions from net investment income	(0.08)	(0.08)	(0.08)	(0.07)	(0.06)	(0.06)
Distributions from net realized gains	—	—	—	—	(0.13)	—
Total distributions	(0.08)	(0.08)	(0.08)	(0.07)	(0.19)	(0.06)
Net asset value at end of period	$17.69	$18.04	$13.90	$9.74	$8.26	$11.15
Total return	(1.49%)*	30.44%	43.77%	18.89%	(24.63%)	43.14%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%**	0.035%	0.035%	0.035%	0.035%[3]	0.035%
Net investment income (loss)	0.53%**	0.57%	0.69%	0.91%	0.86%	0.73%
Portfolio turnover rate	3%*,4	16%[4]	17%	20%[4]	18%	18%
Net assets, end of period (x 1,000,000)	$4,738	$4,565	$2,899	$1,352	$929	$881

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 8-for-1 share split effective after the close of U.S. markets on August 15, 2025.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Automobiles & Components 3.2%
Tesla, Inc. *	401,636	153,276,347

Banks 0.4%
Bank of America Corp.	78,619	4,202,972
Citigroup, Inc.	46,920	6,004,822
NU Holdings Ltd., Class A *	505,771	7,323,564
Popular, Inc.	800	120,264
Western Alliance Bancorp	3,427	279,437
		17,931,059

Capital Goods 4.9%
3M Co.	12,928	1,894,211
AAON, Inc.	10,101	942,524
Allison Transmission Holdings, Inc.	2,150	288,852
Armstrong World Industries, Inc.	1,850	315,221
Axon Enterprise, Inc. *	11,422	4,588,903
Boeing Co. *	16,070	3,680,512
BWX Technologies, Inc.	2,432	526,260
Carlisle Cos., Inc.	718	255,077
Carpenter Technology Corp.	1,333	570,791
Caterpillar, Inc.	8,635	7,686,100
Comfort Systems USA, Inc.	5,259	9,677,875
Core & Main, Inc., Class A *	16,607	836,495
EMCOR Group, Inc.	2,323	2,071,349
Fastenal Co.	142,405	6,398,257
Ferguson Enterprises, Inc.	1,763	471,973
FTAI Aviation Ltd.	15,396	3,843,919
GE Vernova, Inc.	40,999	44,420,776
General Electric Co.	157,936	45,790,384
HEICO Corp.	15,159	4,091,717
Howmet Aerospace, Inc.	60,889	14,798,463
Illinois Tool Works, Inc.	14,182	3,659,098
Karman Holdings, Inc. *	7,776	528,612
Lennox International, Inc.	4,780	2,556,774
Leonardo DRS, Inc.	5,375	218,386
Loar Holdings, Inc. *	5,802	325,608
Lockheed Martin Corp.	8,680	4,495,980
MasTec, Inc. *	1,997	786,918
Quanta Services, Inc.	17,364	12,636,998
RBC Bearings, Inc. *	961	575,725
Rocket Lab Corp. *	73,866	6,094,684
Rockwell Automation, Inc.	1,405	574,519
Simpson Manufacturing Co., Inc.	486	92,695
SiteOne Landscape Supply, Inc. *	2,181	274,915
StandardAero, Inc. *	2,582	64,188
Trane Technologies PLC	33,653	16,575,449
TransDigm Group, Inc.	1,451	1,683,131
Vertiv Holdings Co., Class A	57,538	18,900,658
WillScot Holdings Corp.	7,089	160,495
WW Grainger, Inc.	5,636	6,545,369
		229,899,861

Commercial & Professional Services 1.1%
Automatic Data Processing, Inc.	57,203	12,123,604
Booz Allen Hamilton Holding Corp., Class A	18,204	1,415,725
Broadridge Financial Solutions, Inc.	15,906	2,449,206
Cintas Corp.	52,485	9,169,654
Copart, Inc. *	127,135	4,209,440
Equifax, Inc.	3,197	556,086
SECURITY	NUMBER OF SHARES	VALUE ($)
ExlService Holdings, Inc. *	23,203	739,712
KBR, Inc.	1,401	52,523
Paychex, Inc.	14,796	1,370,553
Paycom Software, Inc.	4,343	550,519
Paylocity Holding Corp. *	6,087	642,118
RB Global, Inc.	1,775	185,132
Rollins, Inc.	45,272	2,523,009
Tetra Tech, Inc.	7,303	236,033
Veralto Corp.	14,617	1,289,219
Verisk Analytics, Inc., Class A	12,636	2,331,216
Waste Management, Inc.	56,542	13,148,842
		52,992,591

Consumer Discretionary Distribution & Retail 7.2%
Amazon.com, Inc. *	936,939	248,345,051
AutoZone, Inc. *	398	1,474,204
Burlington Stores, Inc. *	9,576	3,064,416
Carvana Co., Class A *	20,402	8,075,112
Chewy, Inc., Class A *	34,392	874,245
Coupang, Inc., Class A *	202,918	4,054,302
Etsy, Inc. *	9,714	624,999
Floor & Decor Holdings, Inc., Class A *	5,258	254,487
Home Depot, Inc.	115,381	37,937,273
Lithia Motors, Inc., Class A	430	124,752
Murphy USA, Inc.	2,624	1,542,912
O'Reilly Automotive, Inc. *	116,844	11,614,293
Pool Corp.	1,350	287,982
RH *	458	60,438
Ross Stores, Inc.	9,991	2,275,850
TJX Cos., Inc.	85,439	13,392,563
Tractor Supply Co.	80,230	2,816,073
Ulta Beauty, Inc. *	1,727	928,228
Valvoline, Inc. *	17,246	573,084
Wayfair, Inc., Class A *	3,880	248,048
Williams-Sonoma, Inc.	2,733	495,247
		339,063,559

Consumer Durables & Apparel 0.2%
Birkenstock Holding PLC *	2,860	110,796
Deckers Outdoor Corp. *	21,850	2,233,070
Lululemon Athletica, Inc. *	9,136	1,258,027
On Holding AG, Class A *	34,430	1,226,052
Ralph Lauren Corp., Class A	422	151,346
SharkNinja, Inc. *	2,125	245,501
Somnigroup International, Inc.	30,430	2,308,420
Tapestry, Inc.	28,299	4,104,487
TopBuild Corp. *	332	146,977
		11,784,676

Consumer Services 2.4%
Airbnb, Inc., Class A *	64,061	8,991,602
Booking Holdings, Inc.	116,421	19,600,640
Bright Horizons Family Solutions, Inc. *	1,071	86,869
Carnival Corp.	53,570	1,420,141
Cava Group, Inc. *	15,437	1,441,970
Chipotle Mexican Grill, Inc., Class A *	198,676	6,752,997
Choice Hotels International, Inc.	1,146	113,546
Churchill Downs, Inc.	8,426	850,942
Darden Restaurants, Inc.	16,443	3,297,808
Domino's Pizza, Inc.	1,475	500,645
DoorDash, Inc., Class A *	55,842	9,417,753
DraftKings, Inc., Class A *	74,041	1,726,636
Duolingo, Inc. *	5,730	630,873
Dutch Bros, Inc., Class A *	18,490	1,063,360
Expedia Group, Inc.	17,971	4,463,457
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Flutter Entertainment PLC *	20,025	2,161,298
Grand Canyon Education, Inc. *	1,239	209,478
H&R Block, Inc.	3,139	99,601
Hilton Worldwide Holdings, Inc.	34,422	11,155,138
Las Vegas Sands Corp.	46,081	2,516,483
Marriott International, Inc., Class A	26,070	9,429,258
McDonald's Corp.	6,433	1,888,665
Norwegian Cruise Line Holdings Ltd. *	62,608	1,138,213
Planet Fitness, Inc., Class A *	12,878	858,576
Restaurant Brands International, Inc.	32,781	2,644,771
Royal Caribbean Cruises Ltd.	38,315	10,105,964
Starbucks Corp.	22,610	2,381,511
Texas Roadhouse, Inc., Class A	10,176	1,638,234
Travel & Leisure Co.	2,958	191,264
Vail Resorts, Inc.	4,275	543,695
Viking Holdings Ltd. *	26,774	2,193,058
Wendy's Co.	9,932	69,127
Wingstop, Inc.	4,311	707,263
Wyndham Hotels & Resorts, Inc.	10,016	815,102
Yum! Brands, Inc.	14,776	2,358,988
		113,464,926

Consumer Staples Distribution & Retail 1.7%
BJ's Wholesale Club Holdings, Inc. *	3,030	284,487
Casey's General Stores, Inc.	868	713,626
Costco Wholesale Corp.	67,446	68,425,990
Performance Food Group Co. *	2,864	259,364
Sprouts Farmers Market, Inc. *	14,664	1,200,248
Sysco Corp.	38,801	2,898,823
Walmart, Inc.	66,697	8,799,335
		82,581,873

Energy 0.4%
Cheniere Energy, Inc.	14,484	3,982,376
HF Sinclair Corp.	2,450	164,664
Phillips 66	4,406	789,335
SLB Ltd.	17,930	1,019,858
Targa Resources Corp.	32,079	8,343,106
Texas Pacific Land Corp.	8,716	3,867,028
Williams Cos., Inc.	10,041	766,229
		18,932,596

Equity Real Estate Investment Trusts (REITs) 0.4%
American Tower Corp.	70,732	12,923,444
Lamar Advertising Co., Class A	13,047	1,798,398
Public Storage	3,159	955,440
Simon Property Group, Inc.	10,934	2,227,365
Sun Communities, Inc.	3,439	439,642
UDR, Inc.	2,626	95,429
		18,439,718

Financial Services 4.9%
Affirm Holdings, Inc. *	24,557	1,578,524
Ally Financial, Inc.	5,046	223,992
American Express Co.	26,734	8,636,419
Ameriprise Financial, Inc.	12,522	5,945,320
Apollo Global Management, Inc.	44,171	5,685,691
ARES Management Corp., Class A	28,304	3,322,890
Bank of New York Mellon Corp.	7,690	1,033,305
Blackstone, Inc.	112,157	14,084,676
Block, Inc. *	30,389	2,142,728
Blue Owl Capital, Inc., Class A (a)	97,434	949,981
Brookfield Asset Management Ltd., Class A	20,762	996,784
SECURITY	NUMBER OF SHARES	VALUE ($)
Bullish *	800	30,184
Charles Schwab Corp. (b)	21,337	1,955,323
Coinbase Global, Inc., Class A *	3,347	628,466
Corpay, Inc. *	10,231	3,135,495
Credit Acceptance Corp. *	65	32,819
Equitable Holdings, Inc.	42,166	1,779,405
FactSet Research Systems, Inc.	336	76,467
Figure Technology Solutions, Inc., Class A *	1,000	35,100
Fiserv, Inc. *	22,508	1,410,126
Freedom Holding Corp. *(a)	2,208	330,825
Goldman Sachs Group, Inc.	2,493	2,302,959
Hamilton Lane, Inc., Class A	4,010	368,880
Houlihan Lokey, Inc., Class A	3,130	484,367
Interactive Brokers Group, Inc., Class A	3,476	276,342
Jefferies Financial Group, Inc.	5,827	280,978
KKR & Co., Inc.	25,996	2,712,423
Lazard, Inc.	2,411	116,934
LPL Financial Holdings, Inc.	11,972	4,000,204
Mastercard, Inc., Class A	122,261	61,487,502
Moody's Corp.	23,552	10,877,491
Morningstar, Inc.	2,193	369,981
MSCI, Inc., Class A	5,274	3,119,096
Robinhood Markets, Inc., Class A *	15,237	1,110,625
Shift4 Payments, Inc., Class A *(a)	9,905	438,593
SLM Corp.	4,051	93,497
SoFi Technologies, Inc. *	26,250	422,625
Toast, Inc., Class A *	69,899	1,993,519
TPG, Inc.	18,932	825,814
Tradeweb Markets, Inc., Class A	1,527	172,933
UWM Holdings Corp.	3,501	12,394
Visa, Inc., Class A	255,754	84,357,899
WEX, Inc. *	388	58,328
XP, Inc., Class A	5,711	109,423
		230,007,327

Food, Beverage & Tobacco 0.8%
Celsius Holdings, Inc. *	24,703	829,280
Coca-Cola Co.	288,588	22,729,191
Coca-Cola Consolidated, Inc.	1,164	238,702
Darling Ingredients, Inc. *	2,567	164,878
Freshpet, Inc. *	2,032	136,916
Hershey Co.	2,722	505,584
Monster Beverage Corp. *	105,858	8,158,476
PepsiCo, Inc.	28,405	4,501,908
		37,264,935

Health Care Equipment & Services 1.7%
Boston Scientific Corp. *	38,564	2,221,672
Cardinal Health, Inc.	18,215	3,513,309
Cencora, Inc.	28,070	8,645,841
Chemed Corp.	194	82,446
Cigna Group	3,253	945,257
DaVita, Inc. *	5,386	835,584
Dexcom, Inc. *	59,097	3,519,226
Doximity, Inc., Class A *	20,638	504,393
HCA Healthcare, Inc.	5,227	2,270,870
IDEXX Laboratories, Inc. *	12,031	6,746,985
Inspire Medical Systems, Inc. *	4,195	235,507
Insulet Corp. *	10,564	1,818,487
Intuitive Surgical, Inc. *	53,708	24,577,318
Masimo Corp. *	6,778	1,209,399
McKesson Corp.	17,376	14,164,915
Molina Healthcare, Inc. *	4,270	831,027
Penumbra, Inc. *	5,717	1,866,486
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ResMed, Inc.	5,186	1,108,819
Stryker Corp.	13,695	4,315,705
Veeva Systems, Inc., Class A *	17,865	2,786,404
		82,199,650

Household & Personal Products 0.1%
Colgate-Palmolive Co.	57,565	4,913,749
Kimberly-Clark Corp.	17,949	1,766,720
		6,680,469

Insurance 0.3%
Aon PLC, Class A	29,639	9,236,994
Arthur J Gallagher & Co.	2,321	479,054
Brown & Brown, Inc.	4,675	281,201
Everest Group Ltd.	881	314,306
Kinsale Capital Group, Inc.	3,329	1,077,298
Markel Group, Inc. *	387	685,946
Marsh & McLennan Cos., Inc.	8,782	1,472,829
Progressive Corp.	4,524	910,591
RLI Corp.	530	27,438
Ryan Specialty Holdings, Inc., Class A	16,480	573,010
		15,058,667

Materials 0.3%
Anglogold Ashanti PLC	9,927	930,458
Eagle Materials, Inc.	273	57,360
Ecolab, Inc.	9,235	2,406,641
James Hardie Industries PLC, ADR *	14,533	305,048
Sherwin-Williams Co.	31,885	10,254,535
Steel Dynamics, Inc.	1,984	453,661
		14,407,703

Media & Entertainment 12.8%
Alphabet, Inc., Class A	514,891	198,130,057
Alphabet, Inc., Class C	419,170	160,097,790
DoubleVerify Holdings, Inc. *	19,454	214,383
Liberty Broadband Corp., Class C *	4,398	169,279
Liberty Media Corp.-Liberty Formula One, Class C *	10,796	927,916
Live Nation Entertainment, Inc. *	24,492	3,868,267
Meta Platforms, Inc., Class A	254,306	155,612,384
Netflix, Inc. *	644,021	60,286,806
Nexstar Media Group, Inc., Class A	724	150,693
NIQ Global Intelligence PLC *	5,300	57,929
Pinterest, Inc., Class A *	49,368	970,575
Reddit, Inc., Class A *	20,228	2,978,168
ROBLOX Corp., Class A *	95,681	5,287,332
Roku, Inc. *	3,018	351,778
Spotify Technology SA *	23,521	10,503,303
Take-Two Interactive Software, Inc. *	9,816	2,098,268
TKO Group Holdings, Inc.	4,756	885,044
Trade Desk, Inc., Class A *	70,809	1,670,384
Trump Media & Technology Group Corp. *	16,399	150,051
		604,410,407

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie, Inc.	268,994	56,843,812
Alnylam Pharmaceuticals, Inc. *	19,170	5,932,923
Amgen, Inc.	60,060	20,795,775
Apellis Pharmaceuticals, Inc. *	16,514	676,248
Bristol-Myers Squibb Co.	59,370	3,597,228
Caris Life Sciences, Inc. *	6,600	125,400
SECURITY	NUMBER OF SHARES	VALUE ($)
Corcept Therapeutics, Inc. *	14,227	661,840
Eli Lilly & Co.	121,678	113,720,259
Exelixis, Inc. *	32,526	1,446,106
Gilead Sciences, Inc.	50,920	6,662,373
Halozyme Therapeutics, Inc. *	17,775	1,131,557
Incyte Corp. *	6,331	603,154
Insmed, Inc. *	29,752	4,056,090
Ionis Pharmaceuticals, Inc. *	22,383	1,673,353
Medpace Holdings, Inc. *	3,359	1,406,279
Natera, Inc. *	19,911	4,104,852
Neurocrine Biosciences, Inc. *	12,551	1,652,590
Repligen Corp. *	1,011	119,612
Sarepta Therapeutics, Inc. *	11,869	247,825
Sotera Health Co. *	2,803	43,615
Summit Therapeutics, Inc. *(a)	17,629	378,318
Tempus AI, Inc., Class A *	14,770	819,440
Ultragenyx Pharmaceutical, Inc. *	14,102	348,178
Vertex Pharmaceuticals, Inc. *	38,479	16,445,155
Viking Therapeutics, Inc. *	1,201	37,447
Waters Corp. *	4,687	1,449,361
Zoetis, Inc.	53,038	6,097,779
		251,076,569

Real Estate Management & Development 0.0%
CBRE Group, Inc., Class A *	4,990	712,223
CoStar Group, Inc. *	7,804	270,097
Jones Lang LaSalle, Inc. *	1,926	612,718
		1,595,038

Semiconductors & Semiconductor Equipment 22.9%
Advanced Micro Devices, Inc. *	143,316	50,804,089
Applied Materials, Inc.	34,377	13,561,383
Astera Labs, Inc. *	20,111	3,916,416
Broadcom, Inc.	648,206	270,580,631
Enphase Energy, Inc. *	22,150	730,064
Entegris, Inc.	4,366	617,265
KLA Corp.	21,128	36,981,395
Lam Research Corp.	190,877	49,219,543
Lattice Semiconductor Corp. *	18,371	2,246,406
MACOM Technology Solutions Holdings, Inc. *	2,840	799,772
Marvell Technology, Inc.	9,643	1,592,541
Monolithic Power Systems, Inc.	7,091	11,447,781
NVIDIA Corp.	3,105,023	619,669,440
Onto Innovation, Inc. *	1,989	586,874
QUALCOMM, Inc.	37,782	6,784,892
Texas Instruments, Inc.	56,844	15,977,712
		1,085,516,204

Software & Services 14.7%
Adobe, Inc. *	62,593	15,404,137
Appfolio, Inc., Class A *	3,494	583,812
AppLovin Corp., Class A *	36,293	16,199,380
Atlassian Corp., Class A *	25,301	1,735,396
Autodesk, Inc. *	32,728	7,756,536
Bentley Systems, Inc., Class B	25,182	821,437
Cadence Design Systems, Inc. *	41,718	13,749,836
Circle Internet Group, Inc. *	2,846	258,644
Cloudflare, Inc., Class A *	47,709	9,778,914
Crowdstrike Holdings, Inc., Class A *	37,752	16,827,954
Datadog, Inc., Class A *	47,209	6,240,558
Docusign, Inc., Class A *	23,251	1,069,313
Dropbox, Inc., Class A *	10,938	265,684
Dynatrace, Inc. *	44,141	1,598,346
Elastic NV *	14,127	655,917
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fair Isaac Corp. *	2,982	3,056,550
Fortinet, Inc. *	95,054	8,014,003
Gartner, Inc. *	10,531	1,563,748
Gen Digital, Inc.	13,853	267,224
Gitlab, Inc., Class A *	21,264	470,785
Globant SA *	963	39,704
GoDaddy, Inc., Class A *	20,572	1,785,444
Guidewire Software, Inc. *	12,922	1,788,275
HubSpot, Inc. *	7,689	1,705,113
Intuit, Inc.	41,273	16,034,560
Kyndryl Holdings, Inc. *	2,313	31,966
Manhattan Associates, Inc. *	9,683	1,335,189
Microsoft Corp.	998,343	407,104,308
MongoDB, Inc., Class A *	1,149	288,204
nCino, Inc. *	2,442	42,686
Nutanix, Inc., Class A *	9,730	397,860
Okta, Inc. *	10,124	745,633
Oracle Corp.	255,731	41,272,426
Palantir Technologies, Inc., Class A *	332,161	46,206,917
Palo Alto Networks, Inc. *	121,957	21,869,329
Pegasystems, Inc.	5,118	187,063
Procore Technologies, Inc. *	18,818	1,064,722
PTC, Inc. *	2,745	374,143
RingCentral, Inc., Class A	12,109	487,024
Rubrik, Inc., Class A *	12,982	690,383
Salesforce, Inc.	16,028	2,829,423
Samsara, Inc., Class A *	48,481	1,393,344
SentinelOne, Inc., Class A *	32,850	465,156
ServiceNow, Inc. *	159,526	14,087,741
Snowflake, Inc., Class A *	50,351	6,871,401
Strategy, Inc., Class A *	2,884	477,158
Synopsys, Inc. *	21,250	10,255,250
Teradata Corp. *	3,306	87,113
Twilio, Inc., Class A *	3,748	554,929
Tyler Technologies, Inc. *	5,448	1,858,531
Unity Software, Inc. *	2,970	78,467
Workday, Inc., Class A *	32,874	4,023,778
Zscaler, Inc. *	15,254	1,993,393
		694,744,807

Technology Hardware & Equipment 12.5%
Amphenol Corp., Class A	185,783	27,360,262
Apple, Inc.	1,921,193	521,315,721
Arista Networks, Inc. *	157,143	27,140,167
CDW Corp.	2,122	290,523
Dell Technologies, Inc., Class C	6,977	1,457,844
Everpure, Inc., Class A *	42,336	3,024,907
Jabil, Inc.	10,446	3,525,421
Lumentum Holdings, Inc. *	843	760,656
Motorola Solutions, Inc.	10,857	4,766,549
NetApp, Inc.	26,414	2,925,879
Super Micro Computer, Inc. *	39,054	1,070,080
Ubiquiti, Inc.	648	655,782
		594,293,791

Telecommunication Services 0.0%
AST SpaceMobile, Inc. *	30,411	2,247,373
GCI Liberty, Inc., Class C *	3,619	123,951
Iridium Communications, Inc.	1,100	42,977
		2,414,301

Transportation 0.6%
Alaska Air Group, Inc. *	3,245	126,912
American Airlines Group, Inc. *	7,565	88,586
Avis Budget Group, Inc. *(a)	844	152,485
SECURITY	NUMBER OF SHARES	VALUE ($)
Lyft, Inc., Class A *	9,749	137,948
Old Dominion Freight Line, Inc.	1,657	351,997
Southwest Airlines Co.	7,352	278,788
Uber Technologies, Inc. *	306,780	22,888,856
U-Haul Holding Co., Non Voting Shares	6,334	302,068
Union Pacific Corp.	7,336	1,976,905
XPO, Inc. *	3,612	795,110
		27,099,655

Utilities 0.3%
NRG Energy, Inc.	30,874	4,803,377
Vistra Corp.	50,831	8,023,165
		12,826,542
Total Common Stocks (Cost $2,896,250,397)		4,697,963,271

INVESTMENT COMPANIES 0.7% OF NET ASSETS

Equity Funds 0.7%
iShares Russell 1000 Growth ETF	200,000	23,854,000
State Street Consumer Discretionary Select Sector SPDR ETF	10,000	1,183,500
State Street Technology Select Sector SPDR ETF	50,000	7,975,000
		33,012,500
Total Investment Companies (Cost $31,310,552)		33,012,500

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)	16,509,018	16,509,018
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)(d)	1,297,714	1,297,714
		17,806,732
Total Short-Term Investments (Cost $17,806,732)		17,806,732
Total Investments in Securities (Cost $2,945,367,681)		4,748,782,503

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 06/18/26	11	6,071,120	172,727
S&P 500 Index, e-mini, expires 06/18/26	1	362,188	3,617
			176,344

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $1,291,078.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Financial Services 0.0%
Charles Schwab Corp.(a)	$1,899,568	$214,582	($89,927 )	($5,277 )	($63,623 )	$1,955,323	21,337	$12,513

(a)	Issuer is affiliated with the fund’s investment adviser.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,697,963,271	$—	$—	$4,697,963,271
Investment Companies[1]	33,012,500	—	—	33,012,500
Short-Term Investments[1]	17,806,732	—	—	17,806,732
Futures Contracts[2]	176,344	—	—	176,344
Total	$4,748,958,847	$—	$—	$4,748,958,847

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $1,659,018)		$1,955,323
Investments in securities, at value - unaffiliated issuers (cost $2,943,708,663) including securities on loan of $1,291,078		4,746,827,180
Deposit with broker for futures contracts		1,051,467
Receivables:
Fund shares sold		3,405,435
Investments sold		2,385,201
Dividends		858,661
Variation margin on future contracts		187,524
Income from securities on loan	+	2,289
Total assets		4,756,673,080

Liabilities
Collateral held for securities on loan		1,297,714
Payables:
Fund shares redeemed		17,444,441
Investment adviser fees	+	129,731
Total liabilities		18,871,886
Net assets		$4,737,801,194

Net Assets by Source
Capital received from investors		$2,948,773,032
Total distributable earnings	+	1,789,028,162
Net assets		$4,737,801,194

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,737,801,194		267,758,441		$17.69

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $8,970)		$12,382,098
Other Interest		20,696
Dividends received from securities - affiliated issuers		12,513
Securities on loan, net	+	10,662
Total investment income		12,425,969

Expenses
Investment adviser fees		766,497
Total expenses	–	766,497
Net investment income		11,659,472

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(5,277)
Net realized losses on sales of securities - unaffiliated issuers		(12,722,117)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		52,800,764
Net realized gains on futures contracts	+	932,151
Net realized gains		41,005,521
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(63,623)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(113,970,214)
Net change in unrealized appreciation (depreciation) on futures contracts	+	107,255
Net change in unrealized appreciation (depreciation)		(113,926,582)
Net realized and unrealized losses		(72,921,061)
Decrease in net assets resulting from operations		($61,261,589 )
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$11,659,472	$19,868,280
Net realized gains		41,005,521	29,460,237
Net change in unrealized appreciation (depreciation)	+	(113,926,582)	933,349,199
Increase (decrease) in net assets resulting from operations		($61,261,589 )	$982,677,716

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($20,587,419 )	($16,684,287 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		47,439,927	$815,150,100	102,650,417	$1,583,700,561
Shares reinvested		1,010,222	17,618,277	928,317	14,205,613
Shares redeemed	+	(33,677,848)	(578,079,998)	(59,165,274)	(898,041,649)
Net transactions in fund shares		14,772,301	$254,688,379	44,413,460	$699,864,525

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		252,986,140	$4,564,961,823	208,572,680	$2,899,103,869
Total increase	+	14,772,301	172,839,371	44,413,460	1,665,857,954
End of period		267,758,441	$4,737,801,194	252,986,140	$4,564,961,823

[1]
For the period ended October 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 8-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$16.05	$14.83	$11.63	$11.88	$13.41	$9.52
Income (loss) from investment operations:
Net investment income (loss)[2]	0.16	0.30	0.30	0.28	0.25	0.24
Net realized and unrealized gains (losses)	2.06	1.31	3.24	(0.25)	(1.14)	3.87
Total from investment operations	2.22	1.61	3.54	0.03	(0.89)	4.11
Less distributions:
Distributions from net investment income	(0.29)	(0.29)	(0.30)	(0.26)	(0.23)	(0.22)
Distributions from net realized gains	(0.03)	(0.10)	(0.04)	(0.02)	(0.41)	—
Total distributions	(0.32)	(0.39)	(0.34)	(0.28)	(0.64)	(0.22)
Net asset value at end of period	$17.95	$16.05	$14.83	$11.63	$11.88	$13.41
Total return	14.10%*	11.13%	30.97%	0.11%	(7.04%)	43.70%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%**	0.035%	0.035%	0.035%	0.035%[3]	0.035%
Net investment income (loss)	1.91%**	1.97%	2.18%	2.31%	2.05%	1.97%
Portfolio turnover rate	3%*	16%[4]	30%[4]	42%[4]	15%[4]	20%
Net assets, end of period (x 1,000,000)	$1,072	$919	$763	$593	$648	$576

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on August 15, 2025.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	7,094	427,484
BorgWarner, Inc.	6,875	391,669
Ford Motor Co.	127,307	1,537,868
General Motors Co.	29,453	2,264,641
Gentex Corp.	7,206	166,531
Harley-Davidson, Inc.	3,619	86,458
Lear Corp.	1,690	214,850
Lucid Group, Inc. *(a)	4,514	28,754
QuantumScape Corp., Class A *	14,730	107,382
Rivian Automotive, Inc., Class A *	25,724	421,873
Thor Industries, Inc.	1,665	131,602
Versigent PLC *	2,335	81,655
		5,860,767

Banks 6.7%
Bank of America Corp.	196,922	10,527,450
Bank OZK	3,476	167,404
BOK Financial Corp.	624	83,485
Central BanCo, Inc.	689	18,617
Citigroup, Inc.	46,377	5,935,328
Citizens Financial Group, Inc.	13,980	909,399
Columbia Banking System, Inc.	9,451	279,750
Commerce Bancshares, Inc.	4,400	228,932
Cullen/Frost Bankers, Inc.	1,950	282,613
East West Bancorp, Inc.	4,437	561,147
Fifth Third Bancorp	29,494	1,497,115
First Citizens BancShares, Inc., Class A	286	567,373
First Hawaiian, Inc.	3,907	106,583
First Horizon Corp.	15,544	387,978
FNB Corp.	11,433	204,079
Huntington Bancshares, Inc.	65,313	1,094,646
JPMorgan Chase & Co.	88,485	27,716,157
KeyCorp	30,058	664,582
M&T Bank Corp.	4,948	1,081,781
Pinnacle Financial Partners, Inc.	4,832	478,078
PNC Financial Services Group, Inc.	12,683	2,828,309
Popular, Inc.	1,917	288,183
Prosperity Bancshares, Inc.	3,020	210,343
Regions Financial Corp.	28,196	804,996
Southstate Bank Corp.	3,176	310,200
TFS Financial Corp.	1,698	25,538
Truist Financial Corp.	41,162	2,119,843
U.S. Bancorp	50,872	2,882,408
Webster Financial Corp.	5,240	379,166
Wells Fargo & Co.	100,875	8,294,951
Western Alliance Bancorp	2,761	225,132
Wintrust Financial Corp.	2,147	323,274
Zions Bancorp NA	4,737	300,421
		71,785,261

Capital Goods 10.2%
3M Co.	14,581	2,136,408
A.O. Smith Corp.	3,661	226,396
Acuity, Inc.	1,007	291,798
Advanced Drainage Systems, Inc.	2,284	340,887
AECOM	4,218	354,734
AGCO Corp.	2,029	245,550
Allegion PLC	2,809	386,181
Allison Transmission Holdings, Inc.	2,250	302,288
AMETEK, Inc.	7,512	1,769,076
API Group Corp. *	11,667	533,415
SECURITY	NUMBER OF SHARES	VALUE ($)
Applied Industrial Technologies, Inc.	1,199	366,594
Armstrong World Industries, Inc.	990	168,686
ATI, Inc. *	4,370	679,360
Boeing Co. *	21,153	4,844,672
Builders FirstSource, Inc. *	3,516	278,080
BWX Technologies, Inc.	2,439	527,775
Carlisle Cos., Inc.	1,194	424,180
Carpenter Technology Corp.	1,286	550,665
Carrier Global Corp.	25,611	1,720,291
Caterpillar, Inc.	13,225	11,771,705
CNH Industrial NV	28,538	305,642
Core & Main, Inc., Class A *	2,632	132,574
Crane Co.	1,603	284,901
Cummins, Inc.	4,483	3,008,138
Curtiss-Wright Corp.	1,197	862,079
Deere & Co.	7,958	4,694,185
Donaldson Co., Inc.	3,760	331,519
Dover Corp.	4,408	998,015
Eaton Corp. PLC	12,765	5,527,373
EMCOR Group, Inc.	944	841,737
Emerson Electric Co.	18,358	2,578,198
Esab Corp.	1,873	184,060
Everus Construction Group, Inc. *	1,635	241,048
Fastenal Co.	6,653	298,919
Ferguson Enterprises, Inc.	5,850	1,566,104
Flowserve Corp.	4,124	303,691
Fortive Corp.	10,320	617,033
Fortune Brands Innovations, Inc.	3,950	160,133
Gates Industrial Corp. PLC *	8,172	209,285
Generac Holdings, Inc. *	1,890	489,945
General Dynamics Corp.	8,231	2,833,933
Graco, Inc.	5,403	433,699
Hayward Holdings, Inc. *	6,858	102,939
Hexcel Corp.	2,428	227,916
Honeywell International, Inc.	20,714	4,439,632
Hubbell, Inc., Class B	1,740	884,216
Huntington Ingalls Industries, Inc.	1,274	464,105
IDEX Corp.	2,458	535,475
Illinois Tool Works, Inc.	6,356	1,639,912
Ingersoll Rand, Inc.	12,960	1,034,986
ITT, Inc.	2,786	597,151
Johnson Controls International PLC	19,937	2,911,400
L3Harris Technologies, Inc.	6,086	1,950,867
Leonardo DRS, Inc.	1,508	61,270
Lincoln Electric Holdings, Inc.	1,740	461,100
Loar Holdings, Inc. *	106	5,949
Lockheed Martin Corp.	4,848	2,511,119
Masco Corp.	6,775	486,581
MasTec, Inc. *	1,599	630,086
Middleby Corp. *	1,552	217,839
MSC Industrial Direct Co., Inc., Class A	1,420	145,223
Mueller Industries, Inc.	3,528	477,797
Nordson Corp.	1,727	498,153
Northrop Grumman Corp.	4,355	2,523,635
nVent Electric PLC	5,176	739,650
Oshkosh Corp.	2,046	319,790
Otis Worldwide Corp.	12,728	991,257
Owens Corning	2,666	328,824
PACCAR, Inc.	16,795	1,995,246
Parker-Hannifin Corp.	4,120	3,746,810
Pentair PLC	5,338	430,830
Quanta Services, Inc.	1,083	788,175
QXO, Inc. *	20,998	421,430
RBC Bearings, Inc. *	804	481,668
Regal Rexnord Corp.	2,158	464,035
Rockwell Automation, Inc.	3,389	1,385,796
RTX Corp.	43,578	7,672,779
Sensata Technologies Holding PLC	4,707	196,000
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Simpson Manufacturing Co., Inc.	1,230	234,598
SiteOne Landscape Supply, Inc. *	965	121,638
Snap-on, Inc.	1,664	637,978
StandardAero, Inc. *	6,766	168,203
Stanley Black & Decker, Inc.	5,064	395,802
Textron, Inc.	5,721	548,987
Timken Co.	2,042	226,437
Toro Co.	3,200	304,544
TransDigm Group, Inc.	1,488	1,726,050
Trex Co., Inc. *	3,475	136,220
United Rentals, Inc.	2,070	1,986,869
Valmont Industries, Inc.	638	324,130
Watsco, Inc.	1,136	497,386
WESCO International, Inc.	1,559	544,278
Westinghouse Air Brake Technologies Corp.	5,515	1,488,443
WillScot Holdings Corp.	4,360	98,710
Woodward, Inc.	1,950	707,831
WW Grainger, Inc.	209	242,722
Xylem, Inc.	7,915	935,236
		108,916,655

Commercial & Professional Services 0.8%
Amentum Holdings, Inc. *	5,257	137,891
Automatic Data Processing, Inc.	966	204,734
Broadridge Financial Solutions, Inc.	365	56,203
CACI International, Inc., Class A *	702	364,717
Clarivate PLC *	11,819	33,921
Clean Harbors, Inc. *	1,645	514,359
Concentrix Corp.	1,363	32,467
Copart, Inc. *	2,077	68,769
Equifax, Inc.	3,280	570,523
FTI Consulting, Inc. *	966	173,204
Genpact Ltd.	5,138	178,546
Jacobs Solutions, Inc.	3,813	493,440
KBR, Inc.	3,768	141,262
Leidos Holdings, Inc.	4,165	621,501
ManpowerGroup, Inc.	1,485	44,951
MSA Safety, Inc.	1,211	201,498
Parsons Corp. *	1,701	85,747
Paychex, Inc.	7,246	671,197
Paycom Software, Inc.	734	93,042
Paylocity Holding Corp. *	113	11,920
RB Global, Inc.	5,662	590,547
Republic Services, Inc., Class A	6,585	1,377,714
Robert Half, Inc.	3,269	86,988
Science Applications International Corp.	1,452	140,510
SS&C Technologies Holdings, Inc.	6,837	473,804
Tetra Tech, Inc.	6,901	223,040
TransUnion	6,329	449,359
Veralto Corp.	4,884	430,769
Verisk Analytics, Inc., Class A	1,834	338,355
		8,810,978

Consumer Discretionary Distribution & Retail 4.0%
Amazon.com, Inc. *	85,901	22,768,919
AutoNation, Inc. *	878	186,470
AutoZone, Inc. *	459	1,700,150
Bath & Body Works, Inc.	6,632	128,926
Best Buy Co., Inc.	6,316	382,055
CarMax, Inc. *	4,565	179,450
Dick's Sporting Goods, Inc.	2,067	469,044
Dillard's, Inc., Class A	97	55,214
eBay, Inc.	14,737	1,524,985
Etsy, Inc. *	1,295	83,320
Five Below, Inc. *	1,765	415,940
SECURITY	NUMBER OF SHARES	VALUE ($)
Floor & Decor Holdings, Inc., Class A *	2,388	115,579
GameStop Corp., Class A *	13,259	330,812
Gap, Inc.	7,324	180,097
Genuine Parts Co.	4,524	485,109
Home Depot, Inc.	7,716	2,537,021
Lithia Motors, Inc., Class A	694	201,343
LKQ Corp.	8,367	264,230
Lowe's Cos., Inc.	18,256	4,359,350
Macy's, Inc.	8,637	168,853
Ollie's Bargain Outlet Holdings, Inc. *	1,989	172,068
O'Reilly Automotive, Inc. *	2,214	220,072
Penske Automotive Group, Inc.	609	104,456
Pool Corp.	880	187,722
RH *	438	57,798
Ross Stores, Inc.	8,314	1,893,846
TJX Cos., Inc.	18,216	2,855,358
Ulta Beauty, Inc. *	1,083	582,091
Valvoline, Inc. *	566	18,808
Wayfair, Inc., Class A *	2,617	167,305
Williams-Sonoma, Inc.	3,181	576,429
		43,372,820

Consumer Durables & Apparel 0.9%
Amer Sports, Inc. *	4,795	168,161
Birkenstock Holding PLC *	971	37,617
Brunswick Corp.	2,146	170,500
Columbia Sportswear Co.	829	50,503
Crocs, Inc. *	1,621	165,310
DR Horton, Inc.	8,419	1,295,347
Garmin Ltd.	5,300	1,331,042
Hasbro, Inc.	4,566	437,605
Lennar Corp., Class A	7,006	632,642
Lululemon Athletica, Inc. *	1,426	196,360
Mattel, Inc. *	10,219	154,102
Mohawk Industries, Inc. *	1,642	173,329
Newell Brands, Inc.	13,342	54,435
NIKE, Inc., Class B	38,169	1,693,177
NVR, Inc. *	88	555,797
PulteGroup, Inc.	6,345	776,374
PVH Corp.	1,458	133,319
Ralph Lauren Corp., Class A	1,152	413,153
SharkNinja, Inc. *	2,249	259,827
Tapestry, Inc.	546	79,192
Toll Brothers, Inc.	3,085	438,502
TopBuild Corp. *	847	374,967
Under Armour, Inc., Class A *	11,795	74,191
VF Corp.	11,405	215,897
Whirlpool Corp. (a)	1,924	107,859
YETI Holdings, Inc. *	2,569	101,373
		10,090,581

Consumer Services 1.5%
ADT, Inc.	16,495	124,207
Aramark	8,463	386,674
Booking Holdings, Inc.	1,600	269,376
Boyd Gaming Corp.	1,788	155,467
Bright Horizons Family Solutions, Inc. *	1,566	127,018
Caesars Entertainment, Inc. *	6,521	181,284
Carnival Corp.	25,725	681,970
Choice Hotels International, Inc.	591	58,556
Churchill Downs, Inc.	340	34,337
Darden Restaurants, Inc.	178	35,700
Domino's Pizza, Inc.	711	241,328
Flutter Entertainment PLC *	895	96,597
Grand Canyon Education, Inc. *	653	110,403
H&R Block, Inc.	3,435	108,993
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyatt Hotels Corp., Class A	1,302	218,176
Liberty Live Holdings, Inc., Class C *	2,174	203,486
Marriott International, Inc., Class A	1,687	610,171
McDonald's Corp.	21,968	6,449,585
MGM Resorts International *	6,636	258,406
Norwegian Cruise Line Holdings Ltd. *	1,425	25,906
Penn Entertainment, Inc. *	4,259	74,362
Restaurant Brands International, Inc.	3,997	322,478
Service Corp. International	4,418	357,991
Starbucks Corp.	32,147	3,386,044
Travel & Leisure Co.	1,318	85,222
Vail Resorts, Inc.	216	27,471
Wendy's Co.	2,929	20,386
Wyndham Hotels & Resorts, Inc.	232	18,880
Wynn Resorts Ltd.	2,465	264,026
Yum! Brands, Inc.	6,016	960,454
		15,894,954

Consumer Staples Distribution & Retail 2.3%
Albertsons Cos., Inc., Class A	11,665	196,555
BJ's Wholesale Club Holdings, Inc. *	3,610	338,943
Casey's General Stores, Inc.	1,027	844,348
Dollar General Corp.	7,141	827,499
Dollar Tree, Inc. *	6,109	593,245
Kroger Co.	18,880	1,285,162
Maplebear, Inc. *	5,601	237,202
Performance Food Group Co. *	4,380	396,653
Sysco Corp.	7,239	540,826
Target Corp.	14,818	1,922,635
U.S. Foods Holding Corp. *	7,326	684,908
Walmart, Inc.	127,552	16,827,935
		24,695,911

Energy 6.9%
Antero Midstream Corp.	10,961	239,608
Antero Resources Corp. *	9,361	367,513
APA Corp.	11,493	468,110
Baker Hughes Co., Class A	32,324	2,252,013
Cheniere Energy, Inc.	3,813	1,048,384
Chevron Corp.	61,023	11,796,356
Chord Energy Corp.	1,827	266,011
ConocoPhillips	40,304	5,069,437
Coterra Energy, Inc.	24,633	884,571
Devon Energy Corp.	19,774	1,015,790
Diamondback Energy, Inc.	6,397	1,315,415
DT Midstream, Inc.	3,310	489,847
EOG Resources, Inc.	17,805	2,502,849
EQT Corp.	19,626	1,179,130
Expand Energy Corp.	7,408	756,727
Exxon Mobil Corp.	137,610	21,237,351
Halliburton Co.	27,281	1,153,986
HF Sinclair Corp.	4,547	305,604
Kinder Morgan, Inc.	63,376	2,083,169
Marathon Petroleum Corp.	9,799	2,432,994
Matador Resources Co.	3,784	240,057
NOV, Inc.	11,760	240,610
Occidental Petroleum Corp.	22,927	1,388,918
ONEOK, Inc.	20,375	1,883,873
Ovintiv, Inc.	9,362	576,231
Permian Resources Corp., Class A	22,232	480,656
Phillips 66	12,195	2,184,734
Range Resources Corp.	7,712	335,472
SLB Ltd.	45,002	2,559,714
TechnipFMC PLC	13,028	984,526
Valero Energy Corp.	9,903	2,501,300
Viper Energy, Inc., Class A	6,057	299,095
SECURITY	NUMBER OF SHARES	VALUE ($)
Weatherford International PLC	2,304	254,246
Williams Cos., Inc.	37,565	2,866,585
		73,660,882

Equity Real Estate Investment Trusts (REITs) 3.7%
Agree Realty Corp.	3,657	281,991
Alexandria Real Estate Equities, Inc.	5,600	226,856
American Homes 4 Rent, Class A	11,071	352,501
Americold Realty Trust, Inc.	9,381	114,730
AvalonBay Communities, Inc.	4,639	848,937
Brixmor Property Group, Inc.	9,949	299,365
BXP, Inc.	5,159	301,595
Camden Property Trust	3,433	360,534
Cousins Properties, Inc.	5,509	141,086
Crown Castle, Inc.	14,140	1,255,349
CubeSmart	7,359	297,892
Digital Realty Trust, Inc.	11,211	2,252,738
EastGroup Properties, Inc.	1,723	346,668
EPR Properties	2,483	138,576
Equinix, Inc.	3,183	3,446,648
Equity LifeStyle Properties, Inc.	6,273	397,018
Equity Residential	12,339	806,724
Essex Property Trust, Inc.	2,066	543,792
Extra Space Storage, Inc.	6,848	981,524
Federal Realty Investment Trust	2,777	307,969
Fermi, Inc. *(a)	1,171	6,007
First Industrial Realty Trust, Inc.	4,183	259,388
Gaming & Leisure Properties, Inc.	8,850	428,871
Healthcare Realty Trust, Inc., Class A	10,654	199,230
Healthpeak Properties, Inc.	22,680	366,736
Highwoods Properties, Inc.	3,474	84,453
Host Hotels & Resorts, Inc.	22,313	471,474
Invitation Homes, Inc.	20,000	575,400
Iron Mountain, Inc.	9,569	1,205,598
Kilroy Realty Corp.	3,873	128,816
Kimco Realty Corp.	21,752	514,217
Lineage, Inc.	2,348	86,594
Medical Properties Trust, Inc. (a)	16,014	79,109
Mid-America Apartment Communities, Inc.	3,781	488,430
Millrose Properties, Inc., Class A	4,944	151,632
National Storage Affiliates Trust	2,270	96,611
NNN REIT, Inc.	6,135	268,652
Omega Healthcare Investors, Inc.	9,615	451,617
Park Hotels & Resorts, Inc.	5,822	66,778
Prologis, Inc.	30,213	4,290,850
Public Storage	4,464	1,350,137
Rayonier, Inc.	9,632	204,295
Realty Income Corp.	29,846	1,917,307
Regency Centers Corp.	5,872	457,135
Rexford Industrial Realty, Inc.	7,618	273,410
SBA Communications Corp., Class A	3,443	761,592
Simon Property Group, Inc.	8,221	1,674,700
STAG Industrial, Inc.	6,054	233,563
Sun Communities, Inc.	3,234	413,435
UDR, Inc.	10,235	371,940
Ventas, Inc.	15,235	1,338,547
VICI Properties, Inc., Class A	35,354	1,032,337
Vornado Realty Trust	5,814	173,780
Welltower, Inc.	22,397	4,867,764
Weyerhaeuser Co.	23,594	578,525
WP Carey, Inc.	7,036	513,135
		40,084,558

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 9.6%
Affiliated Managers Group, Inc.	890	262,256
Affirm Holdings, Inc. *	3,647	234,429
AGNC Investment Corp.	35,777	394,262
Ally Financial, Inc.	7,901	350,725
American Express Co.	11,823	3,819,420
Ameriprise Financial, Inc.	275	130,567
Annaly Capital Management, Inc.	23,142	529,952
Apollo Global Management, Inc.	4,144	533,416
Bank of New York Mellon Corp.	20,800	2,794,896
Berkshire Hathaway, Inc., Class B *	60,076	28,451,994
Blackrock, Inc.	4,969	5,294,966
Block, Inc. *	10,960	772,790
Brookfield Asset Management Ltd., Class A	8,177	392,578
Bullish *	878	33,127
Capital One Financial Corp.	20,015	3,828,869
Carlyle Group, Inc.	8,509	426,046
Cboe Global Markets, Inc.	3,419	1,026,008
Charles Schwab Corp. (b)	49,473	4,533,706
CME Group, Inc.	11,714	3,371,523
Coinbase Global, Inc., Class A *	6,547	1,229,330
Corebridge Financial, Inc.	8,897	245,023
Credit Acceptance Corp. *	111	56,045
Euronet Worldwide, Inc. *	1,293	93,587
Evercore, Inc., Class A	1,196	384,263
FactSet Research Systems, Inc.	1,141	259,669
Fidelity National Information Services, Inc.	16,857	784,356
Figure Technology Solutions, Inc., Class A *	891	31,274
Fiserv, Inc. *	12,638	791,771
Franklin Resources, Inc.	8,701	260,769
Freedom Holding Corp. *	81	12,136
Global Payments, Inc.	7,657	550,998
Goldman Sachs Group, Inc.	9,056	8,365,661
Hamilton Lane, Inc., Class A	446	41,028
Houlihan Lokey, Inc., Class A	1,081	167,285
Interactive Brokers Group, Inc., Class A	13,228	1,051,626
Intercontinental Exchange, Inc.	18,582	2,937,628
Invesco Ltd.	11,836	310,222
Jack Henry & Associates, Inc.	2,377	365,464
Janus Henderson Group PLC	3,956	204,169
Jefferies Financial Group, Inc.	3,790	182,754
KKR & Co., Inc.	16,599	1,731,940
Lazard, Inc.	2,414	117,079
MarketAxess Holdings, Inc.	1,197	188,156
MGIC Investment Corp.	7,139	189,041
Morgan Stanley	36,953	7,042,872
Morningstar, Inc.	226	38,128
MSCI, Inc., Class A	1,180	697,864
Nasdaq, Inc.	14,731	1,353,926
Northern Trust Corp.	6,020	1,001,367
OneMain Holdings, Inc.	3,855	226,558
PayPal Holdings, Inc.	30,491	1,528,819
Raymond James Financial, Inc.	5,802	918,573
Rithm Capital Corp.	18,113	177,145
Robinhood Markets, Inc., Class A *	21,422	1,561,450
Rocket Cos., Inc., Class A *	30,676	448,483
S&P Global, Inc.	9,874	4,257,965
SEI Investments Co.	3,344	303,234
SLM Corp.	5,562	128,371
SoFi Technologies, Inc. *	33,944	546,498
Starwood Property Trust, Inc.	11,196	205,559
State Street Corp.	9,062	1,385,036
Stifel Financial Corp.	4,843	381,677
Synchrony Financial	11,286	859,993
SECURITY	NUMBER OF SHARES	VALUE ($)
T. Rowe Price Group, Inc.	7,030	723,246
TPG, Inc.	358	15,616
Tradeweb Markets, Inc., Class A	3,490	395,242
UWM Holdings Corp.	6,403	22,667
Virtu Financial, Inc., Class A	2,627	130,457
Voya Financial, Inc.	3,124	256,043
Western Union Co.	10,420	94,718
WEX, Inc. *	1,012	152,134
XP, Inc., Class A	11,817	226,414
		102,812,859

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	54,945	3,991,754
Archer-Daniels-Midland Co.	15,579	1,161,259
Boston Beer Co., Inc., Class A *	245	58,075
Brown-Forman Corp., Class B	6,056	156,063
Bunge Global SA	4,243	539,158
Campbell's Co.	6,246	129,854
Coca-Cola Co.	64,775	5,101,679
Coca-Cola Consolidated, Inc.	1,607	329,547
Conagra Brands, Inc.	15,574	223,487
Constellation Brands, Inc., Class A	4,616	722,773
Darling Ingredients, Inc. *	4,484	288,007
Flowers Foods, Inc.	6,362	57,640
Freshpet, Inc. *	1,112	74,927
General Mills, Inc.	17,426	615,312
Hershey Co.	4,163	773,236
Hormel Foods Corp.	9,492	203,793
Ingredion, Inc.	2,070	231,302
J.M. Smucker Co.	3,363	329,675
Keurig Dr. Pepper, Inc.	42,196	1,240,562
Kraft Heinz Co.	27,842	630,900
Lamb Weston Holdings, Inc.	4,345	189,225
McCormick & Co., Inc. - Non Voting Shares	8,209	417,346
Molson Coors Beverage Co., Class B	5,287	225,966
Mondelez International, Inc., Class A	42,208	2,593,260
PepsiCo, Inc.	38,522	6,105,352
Philip Morris International, Inc.	50,747	8,376,807
Pilgrim's Pride Corp.	1,436	47,532
Post Holdings, Inc. *	1,478	154,820
Primo Brands Corp.	8,314	169,439
Seaboard Corp.	8	45,487
Smithfield Foods, Inc.	1,602	42,101
Tyson Foods, Inc., Class A	9,002	576,758
		35,803,096

Health Care Equipment & Services 4.6%
Abbott Laboratories	56,401	5,120,647
Acadia Healthcare Co., Inc. *	2,918	75,562
Align Technology, Inc. *	2,192	385,814
Baxter International, Inc.	16,566	291,230
Becton Dickinson & Co.	9,332	1,390,841
Boston Scientific Corp. *	39,792	2,292,417
Cardinal Health, Inc.	3,877	747,796
Centene Corp. *	15,981	858,020
Certara, Inc. *	3,639	22,307
Chemed Corp.	416	176,792
Cigna Group	7,903	2,296,454
Cooper Cos., Inc. *	6,366	400,421
CVS Health Corp.	40,795	3,397,816
Dentsply Sirona, Inc.	6,575	77,256
Edwards Lifesciences Corp. *	18,776	1,567,796
Elevance Health, Inc.	7,248	2,728,292
Encompass Health Corp.	3,230	323,000
Envista Holdings Corp. *	5,413	140,413
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
GE HealthCare Technologies, Inc.	14,878	905,177
Globus Medical, Inc., Class A *	3,640	328,255
HCA Healthcare, Inc.	4,165	1,809,484
Henry Schein, Inc. *	3,276	244,357
Humana, Inc.	3,924	927,791
Labcorp Holdings, Inc.	2,730	701,064
McKesson Corp.	310	252,712
Medline, Inc., Class A *	10,566	469,870
Medtronic PLC	41,770	3,382,117
Molina Healthcare, Inc. *	743	144,603
Quest Diagnostics, Inc.	3,623	703,587
ResMed, Inc.	3,632	776,558
Solventum Corp. *	4,793	322,856
STERIS PLC	3,196	693,148
Stryker Corp.	8,328	2,624,403
Teleflex, Inc.	1,422	176,200
Tenet Healthcare Corp. *	2,826	500,541
UnitedHealth Group, Inc.	29,640	10,981,027
Universal Health Services, Inc., Class B	1,720	289,424
Veeva Systems, Inc., Class A *	982	153,163
Zimmer Biomet Holdings, Inc.	6,427	529,778
		49,208,989

Household & Personal Products 1.5%
BellRing Brands, Inc. *	3,778	67,248
Church & Dwight Co., Inc.	7,855	762,406
Clorox Co.	3,955	381,420
Colgate-Palmolive Co.	13,769	1,175,322
Coty, Inc., Class A *	11,218	27,596
elf Beauty, Inc. *	1,871	119,688
Estee Lauder Cos., Inc., Class A	7,966	611,072
Kenvue, Inc.	61,771	1,082,846
Kimberly-Clark Corp.	6,912	680,348
Procter & Gamble Co.	76,507	11,253,415
Reynolds Consumer Products, Inc.	1,828	38,333
		16,199,694

Insurance 3.1%
Aflac, Inc.	15,344	1,744,153
Allstate Corp.	8,500	1,846,710
American Financial Group, Inc.	2,159	287,730
American International Group, Inc.	17,536	1,311,693
Aon PLC, Class A	521	162,370
Arch Capital Group Ltd. *	11,470	1,083,456
Arthur J Gallagher & Co.	7,766	1,602,902
Assurant, Inc.	1,634	386,065
Assured Guaranty Ltd.	1,381	113,104
Axis Capital Holdings Ltd.	2,405	241,486
Brighthouse Financial, Inc. *	1,873	116,613
Brown & Brown, Inc.	8,293	498,824
Chubb Ltd.	11,905	3,892,935
Cincinnati Financial Corp.	5,014	820,290
CNA Financial Corp.	736	35,497
Everest Group Ltd.	1,165	415,625
Fidelity National Financial, Inc.	8,360	437,228
First American Financial Corp.	3,175	222,663
Globe Life, Inc.	2,581	398,248
Hanover Insurance Group, Inc.	1,158	217,345
Hartford Insurance Group, Inc.	9,144	1,250,991
Kemper Corp.	1,854	62,461
Lincoln National Corp.	5,611	212,152
Loews Corp.	5,481	617,216
Markel Group, Inc. *	323	572,508
Marsh & McLennan Cos., Inc.	13,949	2,339,387
MetLife, Inc.	18,088	1,448,849
Old Republic International Corp.	7,430	296,829
SECURITY	NUMBER OF SHARES	VALUE ($)
Primerica, Inc.	1,042	293,083
Principal Financial Group, Inc.	7,097	716,158
Progressive Corp.	18,130	3,649,206
Prudential Financial, Inc.	11,384	1,116,884
Reinsurance Group of America, Inc.	2,150	454,639
RenaissanceRe Holdings Ltd.	1,470	451,246
RLI Corp.	2,507	129,787
Travelers Cos., Inc.	7,073	2,158,255
Unum Group	5,438	437,107
W.R. Berkley Corp.	7,337	490,332
White Mountains Insurance Group Ltd.	81	180,791
Willis Towers Watson PLC	3,123	800,113
		33,512,931

Materials 4.1%
Air Products & Chemicals, Inc.	7,239	2,172,062
Albemarle Corp.	3,834	754,148
Alcoa Corp.	8,411	536,538
Amcor PLC	14,987	570,105
Anglogold Ashanti PLC	14,437	1,353,180
AptarGroup, Inc.	2,126	262,944
Ashland, Inc.	1,437	76,535
Avery Dennison Corp.	2,495	409,005
Axalta Coating Systems Ltd. *	6,999	199,052
Ball Corp.	8,716	532,373
Celanese Corp., Class A	3,579	242,513
CF Industries Holdings, Inc.	5,050	627,210
Cleveland-Cliffs, Inc. *	18,420	187,884
Corteva, Inc.	22,065	1,787,486
CRH PLC	21,846	2,587,003
Crown Holdings, Inc.	3,778	371,415
Dow, Inc.	23,001	931,310
DuPont de Nemours, Inc.	13,569	619,561
Eagle Materials, Inc.	955	200,655
Eastman Chemical Co.	3,701	270,506
Ecolab, Inc.	6,143	1,600,866
Element Solutions, Inc.	7,367	313,761
FMC Corp.	4,189	64,427
Freeport-McMoRan, Inc.	46,587	2,691,797
Graphic Packaging Holding Co.	9,352	89,125
Huntsman Corp.	5,412	77,770
International Flavors & Fragrances, Inc.	8,307	583,151
International Paper Co.	17,044	518,478
James Hardie Industries PLC, ADR *	1,821	38,223
Linde PLC	15,296	7,665,437
Louisiana-Pacific Corp.	2,054	148,278
LyondellBasell Industries NV, Class A	8,373	624,626
Martin Marietta Materials, Inc.	1,949	1,206,567
Mosaic Co.	10,156	236,330
MP Materials Corp. *	4,591	303,190
NewMarket Corp.	203	137,151
Newmont Corp.	35,785	3,975,356
Nucor Corp.	7,469	1,682,691
Olin Corp.	3,787	107,854
Packaging Corp. of America	2,885	615,803
PPG Industries, Inc.	7,317	793,894
Reliance, Inc.	1,702	616,975
Royal Gold, Inc.	2,740	639,461
RPM International, Inc.	4,129	420,704
Scotts Miracle-Gro Co.	1,385	86,839
Sherwin-Williams Co.	707	227,378
Silgan Holdings, Inc.	2,845	115,365
Smurfit Westrock PLC	17,021	653,436
Solstice Advanced Materials, Inc.	5,190	425,320
Sonoco Products Co.	3,236	161,671
Southern Copper Corp.	2,743	470,946
Steel Dynamics, Inc.	4,018	918,756
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vulcan Materials Co.	4,297	1,296,577
Westlake Corp.	1,104	127,269
		44,326,957

Media & Entertainment 6.6%
Alphabet, Inc., Class A	67,204	25,860,099
Alphabet, Inc., Class C	54,720	20,899,757
Charter Communications, Inc., Class A *	2,660	439,352
DoubleVerify Holdings, Inc. *	2,208	24,332
Electronic Arts, Inc.	8,200	1,659,434
Fox Corp., Class A	11,072	702,961
IAC, Inc. *	2,096	93,398
Liberty Broadband Corp., Class C *	3,394	130,635
Liberty Media Corp.-Liberty Formula One, Class C *	5,154	442,986
Madison Square Garden Sports Corp. *	522	178,764
Match Group, Inc.	7,703	288,246
Meta Platforms, Inc., Class A	12,684	7,761,467
New York Times Co., Class A	5,243	414,354
News Corp., Class A	16,907	444,992
Nexstar Media Group, Inc., Class A	855	177,960
NIQ Global Intelligence PLC *	1,124	12,285
Omnicom Group, Inc.	10,146	778,401
Pinterest, Inc., Class A *	9,658	189,876
Roku, Inc. *	3,674	428,241
Sirius XM Holdings, Inc.	6,104	164,442
Take-Two Interactive Software, Inc. *	3,934	840,932
TKO Group Holdings, Inc.	1,228	228,519
Trump Media & Technology Group Corp. *	2,771	25,355
Versant Media Group, Inc.	4,688	188,411
Walt Disney Co.	57,864	6,003,390
Warner Bros Discovery, Inc. *	75,900	2,053,095
ZoomInfo Technologies, Inc., Class A *	8,274	51,713
		70,483,397

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Agilent Technologies, Inc.	9,262	1,070,224
Amgen, Inc.	4,602	1,593,443
Avantor, Inc. *	21,394	173,291
Biogen, Inc. *	4,750	899,080
BioMarin Pharmaceutical, Inc. *	6,149	331,493
Bio-Rad Laboratories, Inc., Class A *	599	167,792
Bio-Techne Corp.	5,040	278,813
Bristol-Myers Squibb Co.	53,609	3,248,169
Bruker Corp.	3,299	121,106
Caris Life Sciences, Inc. *	1,496	28,424
Charles River Laboratories International, Inc. *	1,588	265,148
Danaher Corp.	20,510	3,670,265
Elanco Animal Health, Inc. *	16,112	360,426
Exelixis, Inc. *	1,661	73,848
Gilead Sciences, Inc.	29,644	3,878,621
Illumina, Inc. *	5,005	634,334
Incyte Corp. *	3,846	366,408
Insmed, Inc. *	442	60,258
Ionis Pharmaceuticals, Inc. *	399	29,829
IQVIA Holdings, Inc. *	5,491	869,610
Jazz Pharmaceuticals PLC *	1,892	384,114
Johnson & Johnson	78,383	18,016,333
Merck & Co., Inc.	80,949	8,838,012
Mettler-Toledo International, Inc. *	669	854,052
Moderna, Inc. *	11,687	536,901
Neurocrine Biosciences, Inc. *	454	59,778
Organon & Co.	9,021	119,528
Perrigo Co. PLC	4,708	55,743
SECURITY	NUMBER OF SHARES	VALUE ($)
Pfizer, Inc.	185,042	4,940,621
Qiagen NV	6,604	228,366
Regeneron Pharmaceuticals, Inc.	3,306	2,337,540
Repligen Corp. *	1,501	177,583
Revolution Medicines, Inc. *	5,843	842,093
Revvity, Inc.	3,663	317,289
Roivant Sciences Ltd. *	13,896	396,453
Royalty Pharma PLC, Class A	12,562	629,231
Sarepta Therapeutics, Inc. *	460	9,605
Sotera Health Co. *	7,152	111,285
Thermo Fisher Scientific, Inc.	12,300	5,891,208
United Therapeutics Corp. *	1,380	788,463
Viatris, Inc.	37,761	564,149
Viking Therapeutics, Inc. *	3,299	102,863
Waters Corp. *	2,186	675,977
West Pharmaceutical Services, Inc.	2,327	692,492
Zoetis, Inc.	2,920	335,712
		66,025,973

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	8,614	1,229,476
CoStar Group, Inc. *	11,971	414,317
Howard Hughes Holdings, Inc. *	992	61,772
Jones Lang LaSalle, Inc. *	1,115	354,715
Zillow Group, Inc., Class C *	6,983	310,045
		2,370,325

Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc. *	21,772	7,717,956
Allegro MicroSystems, Inc. *	3,958	191,963
Amkor Technology, Inc.	4,010	279,698
Analog Devices, Inc.	15,921	6,404,382
Applied Materials, Inc.	18,510	7,302,010
Cirrus Logic, Inc. *	1,658	270,387
Entegris, Inc.	4,100	579,658
First Solar, Inc. *	3,318	669,871
GLOBALFOUNDRIES, Inc. *	3,959	255,751
Intel Corp. *	143,726	13,579,233
Lattice Semiconductor Corp. *	685	83,762
MACOM Technology Solutions Holdings, Inc. *	1,628	458,461
Marvell Technology, Inc.	25,648	4,235,767
Microchip Technology, Inc.	17,195	1,597,587
Micron Technology, Inc.	36,394	18,821,521
MKS, Inc.	2,182	619,143
ON Semiconductor Corp. *	13,110	1,321,619
Onto Innovation, Inc. *	1,241	366,169
Qnity Electronics, Inc.	6,827	960,286
Qorvo, Inc. *	2,753	259,388
QUALCOMM, Inc.	26,868	4,824,955
Skyworks Solutions, Inc.	4,914	344,815
Teradyne, Inc.	5,105	1,753,414
Texas Instruments, Inc.	17,491	4,916,370
Universal Display Corp.	1,447	126,019
		77,940,185

Software & Services 2.5%
Accenture PLC, Class A	20,041	3,581,527
Akamai Technologies, Inc. *	4,590	472,678
Amdocs Ltd.	3,482	225,181
Aurora Innovation, Inc. *	37,467	220,306
Bill Holdings, Inc. *	2,626	99,788
CCC Intelligent Solutions Holdings, Inc. *	19,565	102,521
Circle Internet Group, Inc. *	3,147	285,999
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cognizant Technology Solutions Corp., Class A	15,714	831,271
Docusign, Inc., Class A *	1,534	70,549
Dolby Laboratories, Inc., Class A	1,949	125,009
Dropbox, Inc., Class A *	4,030	97,889
DXC Technology Co. *	5,373	60,822
EPAM Systems, Inc. *	1,747	198,774
Fair Isaac Corp. *	132	135,300
Gen Digital, Inc.	15,892	306,557
Globant SA *	1,221	50,342
International Business Machines Corp.	30,305	6,999,849
Kyndryl Holdings, Inc. *	6,908	95,468
MongoDB, Inc., Class A *	2,326	583,431
nCino, Inc. *	3,244	56,705
Nutanix, Inc., Class A *	6,308	257,934
Okta, Inc. *	3,276	241,277
Pegasystems, Inc.	2,032	74,270
PTC, Inc. *	3,380	460,694
Roper Technologies, Inc.	3,499	1,241,480
Rubrik, Inc., Class A *	1,873	99,606
SailPoint, Inc. *	1,794	20,487
Salesforce, Inc.	26,372	4,655,449
SentinelOne, Inc., Class A *	2,641	37,397
Strategy, Inc., Class A *	9,585	1,585,838
Synopsys, Inc. *	1,652	797,255
Teradata Corp. *	2,380	62,713
Trimble, Inc. *	7,781	523,817
Twilio, Inc., Class A *	3,803	563,072
Tyler Technologies, Inc. *	248	84,603
UiPath, Inc., Class A *	13,152	135,466
Unity Software, Inc. *	10,053	265,600
VeriSign, Inc.	2,702	725,919
Zoom Communications, Inc. *	8,703	845,496
		27,278,339

Technology Hardware & Equipment 4.3%
Arrow Electronics, Inc. *	1,689	317,245
Avnet, Inc.	2,631	217,084
CDW Corp.	3,919	536,550
Ciena Corp. *	4,596	2,424,758
Cisco Systems, Inc.	129,644	11,862,426
Cognex Corp.	5,470	303,640
Coherent Corp. *	5,702	1,822,986
Corning, Inc.	25,430	4,176,623
Crane NXT Co.	1,540	68,807
Dell Technologies, Inc., Class C	8,790	1,836,671
Everpure, Inc., Class A *	1,434	102,459
F5, Inc. *	1,838	595,328
Flex Ltd. *	11,969	1,095,762
Hewlett Packard Enterprise Co.	43,385	1,248,186
HP, Inc.	29,921	624,152
Ingram Micro Holding Corp.	616	18,954
IPG Photonics Corp. *	795	94,541
Jabil, Inc.	1,176	396,888
Keysight Technologies, Inc. *	5,609	1,962,645
Littelfuse, Inc.	801	323,740
Lumentum Holdings, Inc. *	2,124	1,916,528
Motorola Solutions, Inc.	3,135	1,376,359
NetApp, Inc.	3,923	434,551
Ralliant Corp.	3,657	166,174
Sandisk Corp. *	4,658	5,107,544
Super Micro Computer, Inc. *	9,131	250,189
TD SYNNEX Corp.	2,487	567,484
Teledyne Technologies, Inc. *	1,514	977,817
Vontier Corp.	4,729	169,677
Western Digital Corp.	11,082	4,815,351
SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	1,649	373,103
		46,184,222

Telecommunication Services 1.8%
AST SpaceMobile, Inc. *	527	38,945
AT&T, Inc.	225,115	5,882,255
Comcast Corp., Class A	117,728	3,183,365
GCI Liberty, Inc., Class C *	984	33,702
Iridium Communications, Inc.	2,754	107,599
Liberty Global Ltd., Class C *	9,867	111,892
Millicom International Cellular SA	3,250	275,860
T-Mobile U.S., Inc.	15,695	3,068,372
Verizon Communications, Inc.	137,567	6,607,343
		19,309,333

Transportation 2.3%
Alaska Air Group, Inc. *	3,051	119,325
American Airlines Group, Inc. *	20,071	235,031
Avis Budget Group, Inc. *	367	66,306
CH Robinson Worldwide, Inc.	3,827	695,787
CSX Corp.	61,143	2,777,726
Delta Air Lines, Inc.	21,272	1,446,283
Expeditors International of Washington, Inc.	4,336	641,251
FedEx Corp.	6,982	2,815,910
GXO Logistics, Inc. *	3,698	211,267
JB Hunt Transport Services, Inc.	2,486	625,303
Kirby Corp. *	1,739	261,789
Knight-Swift Transportation Holdings, Inc.	5,142	333,716
Landstar System, Inc.	1,101	202,661
Lyft, Inc., Class A *	10,665	150,910
Norfolk Southern Corp.	7,359	2,324,193
Old Dominion Freight Line, Inc.	5,641	1,198,318
Ryder System, Inc.	1,280	324,826
Saia, Inc. *	869	390,025
Schneider National, Inc., Class B	1,427	44,365
Southwest Airlines Co.	13,390	507,749
U-Haul Holding Co., Non Voting Shares	2,246	107,112
Union Pacific Corp.	17,942	4,835,010
United Airlines Holdings, Inc. *	10,580	952,200
United Parcel Service, Inc., Class B	23,909	2,601,299
XPO, Inc. *	2,972	654,226
		24,522,588

Utilities 4.4%
AES Corp.	22,968	331,888
Alliant Energy Corp.	8,347	612,920
Ameren Corp.	8,775	997,279
American Electric Power Co., Inc.	17,430	2,389,827
American Water Works Co., Inc.	6,333	813,284
Atmos Energy Corp.	5,211	989,986
Brookfield Renewable Corp.	4,353	157,840
CenterPoint Energy, Inc.	21,224	926,428
Clearway Energy, Inc., Class C	3,819	154,135
CMS Energy Corp.	9,855	756,273
Consolidated Edison, Inc.	11,738	1,308,670
Constellation Energy Corp.	10,162	3,180,706
Dominion Energy, Inc.	27,826	1,794,777
DTE Energy Co.	6,735	1,021,632
Duke Energy Corp.	25,340	3,282,797
Edison International	12,389	860,912
Entergy Corp.	14,568	1,717,713
Essential Utilities, Inc.	9,097	347,505
Evergy, Inc.	7,484	619,975
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Eversource Energy	12,209	863,176
Exelon Corp.	32,966	1,516,106
FirstEnergy Corp.	17,876	849,467
IDACORP, Inc.	1,765	260,761
MDU Resources Group, Inc.	6,553	147,639
National Fuel Gas Co.	3,050	257,359
NextEra Energy, Inc.	67,952	6,651,142
NiSource, Inc.	15,579	752,154
OGE Energy Corp.	6,886	336,037
PG&E Corp.	71,287	1,184,790
Pinnacle West Capital Corp.	3,902	404,715
PPL Corp.	24,078	901,480
Public Service Enterprise Group, Inc.	16,296	1,330,731
Sempra	21,274	2,023,583
Southern Co.	35,891	3,470,660
Talen Energy Corp. *	1,482	551,926
UGI Corp.	7,077	255,409
WEC Energy Group, Inc.	10,610	1,251,343
Xcel Energy, Inc.	19,312	1,601,930
		46,874,955
Total Common Stocks (Cost $677,308,486)		1,066,027,210

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Value ETF	7,000	1,618,750
Total Investment Companies (Cost $1,381,183)		1,618,750

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)	3,450,310	3,450,310
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)(d)	210,705	210,705
		3,661,015
Total Short-Term Investments (Cost $3,661,015)		3,661,015
Total Investments in Securities (Cost $682,350,684)		1,071,306,975

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 06/18/26	16	3,986,800	62,375
S&P 400 Mid-Cap Index, e-mini, expires 06/18/26	1	365,120	(1,149)
			61,226

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $208,393.

ADR —	American Depositary Receipt
CBOT —	Chicago Board of Trade
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.4% OF NET ASSETS

Financial Services 0.4%
Charles Schwab Corp.(a)	$4,597,264	$285,670	($195,670 )	($9,699 )	($143,859 )	$4,533,706	49,473	$28,958

(a)	Issuer is affiliated with the fund’s investment adviser.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,066,027,210	$—	$—	$1,066,027,210
Investment Companies[1]	1,618,750	—	—	1,618,750
Short-Term Investments[1]	3,661,015	—	—	3,661,015
Futures Contracts[2]	62,375	—	—	62,375
Liabilities
Futures Contracts[2]	(1,149)	—	—	(1,149)
Total	$1,071,368,201	$—	$—	$1,071,368,201

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $2,718,180)		$4,533,706
Investments in securities, at value - unaffiliated issuers (cost $679,632,504) including securities on loan of $208,393		1,066,773,269
Deposit with broker for futures contracts		231,309
Receivables:
Fund shares sold		754,839
Dividends		670,258
Variation margin on future contracts		66,117
Income from securities on loan	+	519
Total assets		1,073,030,017

Liabilities
Collateral held for securities on loan		210,705
Payables:
Fund shares redeemed		490,738
Investment adviser fees	+	29,596
Total liabilities		731,039
Net assets		$1,072,298,978

Net Assets by Source
Capital received from investors		$723,647,991
Total distributable earnings	+	348,650,987
Net assets		$1,072,298,978

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,072,298,978		59,741,103		$17.95

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $4,438)		$9,319,921
Dividends received from securities - affiliated issuers		28,958
Other Interest		4,479
Securities on loan, net	+	4,729
Total investment income		9,358,087

Expenses
Investment adviser fees		167,709
Total expenses	–	167,709
Net investment income		9,190,378

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(9,699)
Net realized losses on sales of securities - unaffiliated issuers		(157,043)
Net realized gains on futures contracts	+	172,723
Net realized gains		5,981
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(143,859)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		120,835,204
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,785
Net change in unrealized appreciation (depreciation)		120,694,130
Net realized and unrealized gains		120,700,111
Increase in net assets resulting from operations		$129,890,489
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$9,190,378	$16,292,214
Net realized gains		5,981	26,900,551
Net change in unrealized appreciation (depreciation)	+	120,694,130	45,593,403
Increase in net assets resulting from operations		$129,890,489	$88,786,168

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,578,553 )	($20,519,678 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,263,990	$138,920,331	19,193,260	$288,359,476
Shares reinvested		764,900	12,460,224	952,534	14,073,706
Shares redeemed	+	(6,512,920)	(108,894,872)	(14,363,437)	(214,985,249)
Net transactions in fund shares		2,515,970	$42,485,683	5,782,357	$87,447,933

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		57,225,133	$918,501,359	51,442,776	$762,786,936
Total increase	+	2,515,970	153,797,619	5,782,357	155,714,423
End of period		59,741,103	$1,072,298,978	57,225,133	$918,501,359

[1]
For the period ended October 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$14.54	$13.46	$10.10	$10.37	$12.89	$9.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.12	0.21	0.19	0.18	0.16	0.14
Net realized and unrealized gains (losses)	1.28	1.22	3.35	(0.29)	(2.31)	3.90
Total from investment operations	1.40	1.43	3.54	(0.11)	(2.15)	4.04
Less distributions:
Distributions from net investment income	(0.20)	(0.19)	(0.18)	(0.15)	(0.13)	(0.15)
Distributions from net realized gains	(0.10)	(0.16)	—	(0.01)	(0.24)	—
Total distributions	(0.30)	(0.35)	(0.18)	(0.16)	(0.37)	(0.15)
Net asset value at end of period	$15.64	$14.54	$13.46	$10.10	$10.37	$12.89
Total return	9.83%*	10.68%	35.35%	(1.03%)	(17.15%)	45.35%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%**	0.04%	0.04%	0.04%	0.04%[3]	0.04%
Net investment income (loss)	1.60%**	1.53%	1.57%	1.66%	1.41%	1.19%
Portfolio turnover rate	1%*	11%[4]	13%[4]	8%[4]	11%[4]	14%
Net assets, end of period (x 1,000,000)	$2,592	$2,209	$1,630	$1,063	$903	$891

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 5-for-1 share split effective after the close of U.S. markets on August 15, 2025.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv PLC *	41,613	2,507,599
BorgWarner, Inc.	40,618	2,314,007
Ford Motor Co.	747,282	9,027,167
Gentex Corp.	42,123	973,463
Harley-Davidson, Inc.	21,516	514,017
Lear Corp.	9,896	1,258,079
Lucid Group, Inc. *(a)	24,941	158,874
QuantumScape Corp., Class A *	85,276	621,662
Rivian Automotive, Inc., Class A *	152,073	2,493,997
Thor Industries, Inc.	9,603	759,021
Versigent PLC *	13,729	480,103
		21,107,989

Banks 2.6%
Bank OZK	20,482	986,413
BOK Financial Corp.	3,619	484,186
Central BanCo, Inc.	3,711	100,271
Citizens Financial Group, Inc.	82,163	5,344,703
Columbia Banking System, Inc.	55,981	1,657,038
Commerce Bancshares, Inc.	25,903	1,347,733
Cullen/Frost Bankers, Inc.	11,354	1,645,535
East West Bancorp, Inc.	26,163	3,308,835
Fifth Third Bancorp	173,069	8,784,983
First Citizens BancShares, Inc., Class A	1,677	3,326,866
First Hawaiian, Inc.	23,720	647,082
First Horizon Corp.	92,146	2,299,964
FNB Corp.	67,828	1,210,730
Huntington Bancshares, Inc.	383,962	6,435,203
KeyCorp	176,764	3,908,252
M&T Bank Corp.	29,070	6,355,574
Pinnacle Financial Partners, Inc.	28,530	2,822,758
Popular, Inc.	12,294	1,848,157
Prosperity Bancshares, Inc.	17,949	1,250,148
Regions Financial Corp.	166,036	4,740,328
Southstate Bank Corp.	18,717	1,828,089
TFS Financial Corp.	10,056	151,242
Webster Financial Corp.	30,684	2,220,294
Western Alliance Bancorp	20,373	1,661,214
Wintrust Financial Corp.	12,633	1,902,151
Zions Bancorp NA	27,856	1,766,628
		68,034,377

Capital Goods 14.8%
A.O. Smith Corp.	21,743	1,344,587
AAON, Inc.	12,919	1,205,472
Acuity, Inc.	5,895	1,708,194
Advanced Drainage Systems, Inc.	13,553	2,022,785
AECOM	24,728	2,079,625
AGCO Corp.	11,841	1,432,998
Allegion PLC	16,472	2,264,571
Allison Transmission Holdings, Inc.	15,897	2,135,762
AMETEK, Inc.	44,099	10,385,314
API Group Corp. *	68,395	3,127,019
Applied Industrial Technologies, Inc.	7,099	2,170,519
Armstrong World Industries, Inc.	8,240	1,404,014
ATI, Inc. *	25,785	4,008,536
Axon Enterprise, Inc. *	14,474	5,815,074
Builders FirstSource, Inc. *	20,723	1,638,982
BWX Technologies, Inc.	17,463	3,778,819
Carlisle Cos., Inc.	7,929	2,816,857
Carpenter Technology Corp.	9,211	3,944,150
SECURITY	NUMBER OF SHARES	VALUE ($)
CNH Industrial NV	167,512	1,794,054
Comfort Systems USA, Inc.	6,659	12,254,225
Core & Main, Inc., Class A *	36,335	1,830,194
Crane Co.	9,450	1,679,548
Cummins, Inc.	26,344	17,677,087
Curtiss-Wright Corp.	7,039	5,069,488
Donaldson Co., Inc.	21,946	1,934,979
Dover Corp.	25,955	5,876,472
EMCOR Group, Inc.	8,466	7,548,878
Esab Corp.	10,853	1,066,524
Everus Construction Group, Inc. *	9,762	1,439,212
Fastenal Co.	219,740	9,872,918
Ferguson Enterprises, Inc.	36,566	9,789,084
Flowserve Corp.	24,247	1,785,549
Fortive Corp.	60,726	3,630,808
Fortune Brands Innovations, Inc.	23,228	941,663
FTAI Aviation Ltd.	19,498	4,868,066
Gates Industrial Corp. PLC *	48,704	1,247,309
Generac Holdings, Inc. *	11,070	2,869,676
Graco, Inc.	31,790	2,551,783
Hayward Holdings, Inc. *	39,092	586,771
HEICO Corp.	19,210	5,185,163
Hexcel Corp.	14,352	1,347,222
Howmet Aerospace, Inc.	76,758	18,655,264
Hubbell, Inc., Class B	10,240	5,203,661
Huntington Ingalls Industries, Inc.	7,475	2,723,068
IDEX Corp.	14,468	3,151,854
Ingersoll Rand, Inc.	76,106	6,077,825
ITT, Inc.	16,395	3,514,104
Karman Holdings, Inc. *	9,696	659,134
L3Harris Technologies, Inc.	35,749	11,459,342
Lennox International, Inc.	6,079	3,251,596
Leonardo DRS, Inc.	14,351	583,081
Lincoln Electric Holdings, Inc.	10,267	2,720,755
Loar Holdings, Inc. *	8,073	453,057
Masco Corp.	39,767	2,856,066
MasTec, Inc. *	11,905	4,691,165
Middleby Corp. *	9,121	1,280,224
MSC Industrial Direct Co., Inc., Class A	8,432	862,341
Mueller Industries, Inc.	20,777	2,813,829
Nordson Corp.	10,185	2,937,863
nVent Electric PLC	30,480	4,355,592
Oshkosh Corp.	12,063	1,885,447
Otis Worldwide Corp.	74,694	5,817,169
Owens Corning	15,659	1,931,381
Pentair PLC	31,311	2,527,111
Quanta Services, Inc.	28,190	20,515,836
QXO, Inc. *	123,190	2,472,423
RBC Bearings, Inc. *	5,932	3,553,802
Regal Rexnord Corp.	12,655	2,721,205
Rocket Lab Corp. *	93,709	7,731,930
Rockwell Automation, Inc.	21,661	8,857,399
Sensata Technologies Holding PLC	27,786	1,157,009
Simpson Manufacturing Co., Inc.	7,943	1,514,968
SiteOne Landscape Supply, Inc. *	8,419	1,061,215
Snap-on, Inc.	9,810	3,761,154
StandardAero, Inc. *	43,666	1,085,537
Stanley Black & Decker, Inc.	29,585	2,312,364
Textron, Inc.	33,622	3,226,367
Timken Co.	11,999	1,330,569
Toro Co.	18,869	1,795,763
Trex Co., Inc. *	20,408	799,994
United Rentals, Inc.	12,150	11,662,056
Valmont Industries, Inc.	3,736	1,898,037
Vertiv Holdings Co., Class A	72,825	23,922,284
Watsco, Inc.	6,661	2,916,452
WESCO International, Inc.	9,176	3,203,525
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Westinghouse Air Brake Technologies Corp.	32,457	8,759,820
WillScot Holdings Corp.	34,189	774,039
Woodward, Inc.	11,463	4,160,954
WW Grainger, Inc.	8,369	9,719,338
Xylem, Inc.	46,579	5,503,775
		382,958,695

Commercial & Professional Services 2.3%
Amentum Holdings, Inc. *	30,653	804,028
Booz Allen Hamilton Holding Corp., Class A	22,910	1,781,711
Broadridge Financial Solutions, Inc.	22,306	3,434,678
CACI International, Inc., Class A *	4,144	2,152,974
Clarivate PLC *	71,699	205,776
Clean Harbors, Inc. *	9,696	3,031,745
Concentrix Corp.	8,138	193,847
Equifax, Inc.	23,354	4,062,195
ExlService Holdings, Inc. *	29,652	945,306
FTI Consulting, Inc. *	5,789	1,037,968
Genpact Ltd.	30,532	1,060,987
Jacobs Solutions, Inc.	22,422	2,901,631
KBR, Inc.	24,077	902,647
Leidos Holdings, Inc.	24,409	3,642,311
ManpowerGroup, Inc.	8,993	272,218
MSA Safety, Inc.	7,071	1,176,544
Parsons Corp. *	9,981	503,142
Paychex, Inc.	61,768	5,721,570
Paycom Software, Inc.	9,600	1,216,896
Paylocity Holding Corp. *	8,404	886,538
RB Global, Inc.	35,482	3,700,772
Robert Half, Inc.	18,826	500,960
Rollins, Inc.	57,370	3,197,230
Science Applications International Corp.	8,586	830,867
SS&C Technologies Holdings, Inc.	40,049	2,775,396
Tetra Tech, Inc.	49,740	1,607,597
TransUnion	37,334	2,650,714
Veralto Corp.	47,427	4,183,061
Verisk Analytics, Inc., Class A	26,790	4,942,487
		60,323,796

Consumer Discretionary Distribution & Retail 3.3%
AutoNation, Inc. *	5,102	1,083,563
Bath & Body Works, Inc.	39,351	764,983
Best Buy Co., Inc.	36,997	2,237,949
Burlington Stores, Inc. *	12,030	3,849,720
CarMax, Inc. *	26,941	1,059,051
Carvana Co., Class A *	25,877	10,242,117
Chewy, Inc., Class A *	44,525	1,131,825
Coupang, Inc., Class A *	250,434	5,003,671
Dick's Sporting Goods, Inc.	12,133	2,753,220
Dillard's, Inc., Class A	555	315,917
eBay, Inc.	86,474	8,948,330
Etsy, Inc. *	17,716	1,139,847
Five Below, Inc. *	10,305	2,428,476
Floor & Decor Holdings, Inc., Class A *	20,314	983,198
GameStop Corp., Class A *	78,620	1,961,569
Gap, Inc.	43,637	1,073,034
Genuine Parts Co.	26,549	2,846,849
Lithia Motors, Inc., Class A	4,541	1,317,435
LKQ Corp.	49,320	1,557,526
Macy's, Inc.	51,116	999,318
Murphy USA, Inc.	3,258	1,915,704
Ollie's Bargain Outlet Holdings, Inc. *	11,720	1,013,897
Penske Automotive Group, Inc.	3,532	605,809
Pool Corp.	6,315	1,347,116
SECURITY	NUMBER OF SHARES	VALUE ($)
RH *	2,952	389,546
Ross Stores, Inc.	60,993	13,893,595
Tractor Supply Co.	101,760	3,571,776
Ulta Beauty, Inc. *	8,492	4,564,280
Valvoline, Inc. *	24,489	813,769
Wayfair, Inc., Class A *	18,777	1,200,414
Williams-Sonoma, Inc.	22,013	3,988,976
		85,002,480

Consumer Durables & Apparel 2.5%
Amer Sports, Inc. *	28,449	997,706
Birkenstock Holding PLC *	8,132	315,034
Brunswick Corp.	12,483	991,774
Columbia Sportswear Co.	4,859	296,010
Crocs, Inc. *	9,641	983,189
Deckers Outdoor Corp. *	27,805	2,841,671
DR Horton, Inc.	49,532	7,620,994
Garmin Ltd.	31,197	7,834,815
Hasbro, Inc.	26,687	2,557,682
Lennar Corp., Class A	41,027	3,704,738
Lululemon Athletica, Inc. *	19,649	2,705,667
Mattel, Inc. *	59,039	890,308
Mohawk Industries, Inc. *	9,655	1,019,182
Newell Brands, Inc.	80,516	328,505
NVR, Inc. *	517	3,265,305
On Holding AG, Class A *	43,262	1,540,560
PulteGroup, Inc.	37,179	4,549,223
PVH Corp.	8,710	796,442
Ralph Lauren Corp., Class A	7,265	2,605,520
SharkNinja, Inc. *	15,950	1,842,704
Somnigroup International, Inc.	38,697	2,935,554
Tapestry, Inc.	39,134	5,675,995
Toll Brothers, Inc.	18,043	2,564,632
TopBuild Corp. *	5,371	2,377,742
Under Armour, Inc., Class A *	70,176	441,407
VF Corp.	67,527	1,278,286
Whirlpool Corp. (a)	11,523	645,979
YETI Holdings, Inc. *	14,938	589,454
		64,196,078

Consumer Services 3.9%
ADT, Inc.	96,922	729,823
Aramark	50,008	2,284,866
Boyd Gaming Corp.	10,481	911,323
Bright Horizons Family Solutions, Inc. *	10,677	866,011
Caesars Entertainment, Inc. *	38,634	1,074,025
Carnival Corp.	219,329	5,814,412
Cava Group, Inc. *	19,038	1,778,340
Choice Hotels International, Inc.	5,184	513,631
Churchill Downs, Inc.	12,676	1,280,149
Darden Restaurants, Inc.	22,004	4,413,122
Domino's Pizza, Inc.	6,004	2,037,878
DraftKings, Inc., Class A *	91,779	2,140,286
Duolingo, Inc. *	7,226	795,583
Dutch Bros, Inc., Class A *	23,826	1,370,233
Expedia Group, Inc.	22,207	5,515,553
Flutter Entertainment PLC *	30,225	3,262,184
Grand Canyon Education, Inc. *	5,285	893,535
H&R Block, Inc.	23,813	755,586
Hilton Worldwide Holdings, Inc.	43,659	14,148,572
Hyatt Hotels Corp., Class A	7,696	1,289,619
Las Vegas Sands Corp.	58,665	3,203,696
Liberty Live Holdings, Inc., Class C *	12,952	1,212,307
MGM Resorts International *	39,324	1,531,277
Norwegian Cruise Line Holdings Ltd. *	86,598	1,574,352
Penn Entertainment, Inc. *	24,838	433,671
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Planet Fitness, Inc., Class A *	15,951	1,063,453
Restaurant Brands International, Inc.	65,297	5,268,162
Royal Caribbean Cruises Ltd.	48,499	12,792,096
Service Corp. International	26,136	2,117,800
Texas Roadhouse, Inc., Class A	12,684	2,041,997
Travel & Leisure Co.	11,738	758,979
Vail Resorts, Inc.	6,578	836,590
Viking Holdings Ltd. *	33,415	2,737,023
Wendy's Co.	31,076	216,289
Wingstop, Inc.	5,341	876,244
Wyndham Hotels & Resorts, Inc.	14,165	1,152,748
Wynn Resorts Ltd.	14,549	1,558,343
Yum! Brands, Inc.	53,357	8,518,445
		99,768,203

Consumer Staples Distribution & Retail 1.6%
Albertsons Cos., Inc., Class A	67,199	1,132,303
BJ's Wholesale Club Holdings, Inc. *	25,081	2,354,855
Casey's General Stores, Inc.	7,082	5,822,466
Dollar General Corp.	42,047	4,872,406
Dollar Tree, Inc. *	35,949	3,491,008
Kroger Co.	111,156	7,566,389
Maplebear, Inc. *	33,020	1,398,397
Performance Food Group Co. *	29,238	2,647,793
Sprouts Farmers Market, Inc. *	18,809	1,539,517
Sysco Corp.	91,747	6,854,419
U.S. Foods Holding Corp. *	42,935	4,013,993
		41,693,546

Energy 7.1%
Antero Midstream Corp.	63,822	1,395,149
Antero Resources Corp. *	55,457	2,177,242
APA Corp.	67,154	2,735,182
Baker Hughes Co., Class A	189,839	13,226,083
Cheniere Energy, Inc.	40,787	11,214,386
Chord Energy Corp.	10,807	1,573,499
Coterra Energy, Inc.	144,401	5,185,440
Devon Energy Corp.	116,067	5,962,362
Diamondback Energy, Inc.	37,672	7,746,493
DT Midstream, Inc.	19,433	2,875,890
EQT Corp.	115,335	6,929,327
Expand Energy Corp.	43,527	4,446,283
Halliburton Co.	160,650	6,795,495
HF Sinclair Corp.	29,890	2,008,907
Kinder Morgan, Inc.	372,247	12,235,759
Marathon Petroleum Corp.	57,560	14,291,572
Matador Resources Co.	22,449	1,424,165
NOV, Inc.	69,278	1,417,428
Occidental Petroleum Corp.	135,001	8,178,361
ONEOK, Inc.	119,620	11,060,065
Ovintiv, Inc.	54,943	3,381,742
Permian Resources Corp., Class A	131,257	2,837,776
Phillips 66	77,141	13,819,810
Range Resources Corp.	45,194	1,965,939
Targa Resources Corp.	40,657	10,574,072
TechnipFMC PLC	76,719	5,797,655
Texas Pacific Land Corp.	11,042	4,899,004
Valero Energy Corp.	58,187	14,696,872
Viper Energy, Inc., Class A	35,678	1,761,780
Weatherford International PLC	13,444	1,483,545
		184,097,283

Equity Real Estate Investment Trusts (REITs) 6.1%
Agree Realty Corp.	21,566	1,662,954
Alexandria Real Estate Equities, Inc.	32,706	1,324,920
SECURITY	NUMBER OF SHARES	VALUE ($)
American Homes 4 Rent, Class A	65,398	2,082,272
Americold Realty Trust, Inc.	54,912	671,574
AvalonBay Communities, Inc.	27,222	4,981,626
Brixmor Property Group, Inc.	58,275	1,753,495
BXP, Inc.	30,410	1,777,769
Camden Property Trust	20,249	2,126,550
Cousins Properties, Inc.	32,158	823,566
Crown Castle, Inc.	83,051	7,373,268
CubeSmart	43,468	1,759,585
Digital Realty Trust, Inc.	65,862	13,234,310
EastGroup Properties, Inc.	10,106	2,033,327
EPR Properties	14,242	794,846
Equity LifeStyle Properties, Inc.	36,682	2,321,604
Equity Residential	72,498	4,739,919
Essex Property Trust, Inc.	12,199	3,210,899
Extra Space Storage, Inc.	40,326	5,779,926
Federal Realty Investment Trust	16,247	1,801,792
Fermi, Inc. *(a)	6,452	33,099
First Industrial Realty Trust, Inc.	24,576	1,523,958
Gaming & Leisure Properties, Inc.	52,091	2,524,330
Healthcare Realty Trust, Inc., Class A	62,836	1,175,033
Healthpeak Properties, Inc.	132,683	2,145,484
Highwoods Properties, Inc.	20,464	497,480
Host Hotels & Resorts, Inc.	131,325	2,774,897
Invitation Homes, Inc.	117,119	3,369,514
Iron Mountain, Inc.	56,159	7,075,472
Kilroy Realty Corp.	22,358	743,627
Kimco Realty Corp.	127,907	3,023,721
Lamar Advertising Co., Class A	16,527	2,278,082
Lineage, Inc.	13,630	502,674
Medical Properties Trust, Inc. (a)	94,334	466,010
Mid-America Apartment Communities, Inc.	22,272	2,877,097
Millrose Properties, Inc., Class A	29,242	896,852
National Storage Affiliates Trust	13,487	574,007
NNN REIT, Inc.	36,094	1,580,556
Omega Healthcare Investors, Inc.	56,516	2,654,557
Park Hotels & Resorts, Inc.	35,350	405,465
Rayonier, Inc.	56,791	1,204,537
Realty Income Corp.	175,281	11,260,051
Regency Centers Corp.	34,642	2,696,880
Rexford Industrial Realty, Inc.	44,689	1,603,888
SBA Communications Corp., Class A	20,273	4,484,388
Simon Property Group, Inc.	62,019	12,633,890
STAG Industrial, Inc.	35,854	1,383,247
Sun Communities, Inc.	23,458	2,998,871
UDR, Inc.	63,236	2,297,996
Ventas, Inc.	89,627	7,874,628
VICI Properties, Inc., Class A	207,782	6,067,234
Vornado Realty Trust	33,629	1,005,171
Weyerhaeuser Co.	138,733	3,401,733
WP Carey, Inc.	41,489	3,025,793
		159,314,424

Financial Services 7.4%
Affiliated Managers Group, Inc.	5,212	1,535,820
Affirm Holdings, Inc. *	52,620	3,382,414
AGNC Investment Corp.	211,849	2,334,576
Ally Financial, Inc.	52,820	2,344,680
Ameriprise Financial, Inc.	17,485	8,301,703
Annaly Capital Management, Inc.	135,492	3,102,767
ARES Management Corp., Class A	36,018	4,228,513
Bank of New York Mellon Corp.	131,817	17,712,250
Block, Inc. *	102,384	7,219,096
Blue Owl Capital, Inc., Class A	123,441	1,203,550
Bullish *	6,041	227,927
Carlyle Group, Inc.	50,174	2,512,212
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cboe Global Markets, Inc.	20,054	6,018,005
Coinbase Global, Inc., Class A *	42,657	8,009,705
Corebridge Financial, Inc.	52,996	1,459,510
Corpay, Inc. *	13,009	3,986,868
Credit Acceptance Corp. *	711	358,991
Equitable Holdings, Inc.	54,810	2,312,982
Euronet Worldwide, Inc. *	7,480	541,402
Evercore, Inc., Class A	7,057	2,267,343
FactSet Research Systems, Inc.	7,172	1,632,204
Fidelity National Information Services, Inc.	99,269	4,618,987
Figure Technology Solutions, Inc., Class A *	6,833	239,838
Franklin Resources, Inc.	51,137	1,532,576
Freedom Holding Corp. *(a)	3,382	506,725
Global Payments, Inc.	44,954	3,234,890
Hamilton Lane, Inc., Class A	7,675	706,023
Houlihan Lokey, Inc., Class A	10,389	1,607,698
Invesco Ltd.	69,811	1,829,746
Jack Henry & Associates, Inc.	13,900	2,137,125
Janus Henderson Group PLC	23,560	1,215,932
Jefferies Financial Group, Inc.	29,204	1,408,217
Lazard, Inc.	17,585	852,872
LPL Financial Holdings, Inc.	15,253	5,096,485
MarketAxess Holdings, Inc.	7,016	1,102,845
MGIC Investment Corp.	42,261	1,119,071
Morningstar, Inc.	4,087	689,518
MSCI, Inc., Class A	13,653	8,074,521
Nasdaq, Inc.	86,677	7,966,483
Northern Trust Corp.	35,453	5,897,252
OneMain Holdings, Inc.	22,493	1,321,914
Raymond James Financial, Inc.	34,136	5,404,411
Rithm Capital Corp.	105,653	1,033,286
Robinhood Markets, Inc., Class A *	145,235	10,586,179
Rocket Cos., Inc., Class A *	180,218	2,634,787
SEI Investments Co.	19,618	1,778,960
Shift4 Payments, Inc., Class A *(a)	12,575	556,821
SLM Corp.	38,984	899,751
SoFi Technologies, Inc. *	232,108	3,736,939
Starwood Property Trust, Inc.	66,052	1,212,715
State Street Corp.	53,344	8,153,097
Stifel Financial Corp.	28,413	2,239,228
Synchrony Financial	66,459	5,064,176
T. Rowe Price Group, Inc.	41,396	4,258,820
Toast, Inc., Class A *	88,661	2,528,612
TPG, Inc.	26,189	1,142,364
Tradeweb Markets, Inc., Class A	22,331	2,528,986
UWM Holdings Corp.	42,134	149,154
Virtu Financial, Inc., Class A	15,308	760,195
Voya Financial, Inc.	18,155	1,487,984
Western Union Co.	61,251	556,772
WEX, Inc. *	6,473	973,086
XP, Inc., Class A	75,786	1,452,060
		190,989,619

Food, Beverage & Tobacco 2.0%
Archer-Daniels-Midland Co.	91,495	6,820,037
Boston Beer Co., Inc., Class A *	1,502	356,034
Brown-Forman Corp., Class B	35,816	922,978
Bunge Global SA	24,920	3,166,584
Campbell's Co.	36,868	766,486
Celsius Holdings, Inc. *	31,612	1,061,215
Coca-Cola Consolidated, Inc.	10,845	2,223,984
Conagra Brands, Inc.	91,139	1,307,845
Constellation Brands, Inc., Class A	27,198	4,258,663
Darling Ingredients, Inc. *	29,842	1,916,752
Flowers Foods, Inc.	35,249	319,356
SECURITY	NUMBER OF SHARES	VALUE ($)
Freshpet, Inc. *	9,104	613,427
General Mills, Inc.	102,106	3,605,363
Hershey Co.	27,886	5,179,546
Hormel Foods Corp.	55,429	1,190,061
Ingredion, Inc.	12,096	1,351,607
J.M. Smucker Co.	19,838	1,944,719
Kraft Heinz Co.	163,435	3,703,437
Lamb Weston Holdings, Inc.	25,829	1,124,853
McCormick & Co., Inc. - Non Voting Shares	48,510	2,466,248
Molson Coors Beverage Co., Class B	31,279	1,336,864
Pilgrim's Pride Corp.	7,967	263,708
Post Holdings, Inc. *	8,805	922,324
Primo Brands Corp.	48,121	980,706
Seaboard Corp.	50	284,296
Smithfield Foods, Inc.	8,724	229,267
Tyson Foods, Inc., Class A	52,968	3,393,660
		51,710,020

Health Care Equipment & Services 4.2%
Acadia Healthcare Co., Inc. *	17,277	447,388
Align Technology, Inc. *	12,859	2,263,313
Baxter International, Inc.	97,747	1,718,392
Cardinal Health, Inc.	45,678	8,810,373
Cencora, Inc.	35,050	10,795,750
Centene Corp. *	93,809	5,036,605
Certara, Inc. *	23,307	142,872
Chemed Corp.	2,649	1,125,772
Cooper Cos., Inc. *	37,418	2,353,592
DaVita, Inc. *	6,711	1,041,145
Dentsply Sirona, Inc.	37,700	442,975
Dexcom, Inc. *	74,845	4,457,020
Doximity, Inc., Class A *	25,578	625,126
Encompass Health Corp.	19,066	1,906,600
Envista Holdings Corp. *	31,145	807,901
GE HealthCare Technologies, Inc.	87,616	5,330,557
Globus Medical, Inc., Class A *	21,495	1,938,419
Henry Schein, Inc. *	19,449	1,450,701
Humana, Inc.	23,106	5,463,183
IDEXX Laboratories, Inc. *	15,250	8,552,200
Inspire Medical Systems, Inc. *	5,387	302,426
Insulet Corp. *	13,438	2,313,217
Labcorp Holdings, Inc.	15,995	4,107,516
Masimo Corp. *	8,635	1,540,743
Medline, Inc., Class A *	62,048	2,759,275
Molina Healthcare, Inc. *	9,712	1,890,149
Penumbra, Inc. *	7,235	2,362,083
Quest Diagnostics, Inc.	21,338	4,143,840
ResMed, Inc.	27,946	5,975,134
Solventum Corp. *	28,186	1,898,609
STERIS PLC	18,794	4,076,043
Teleflex, Inc.	8,458	1,048,031
Tenet Healthcare Corp. *	16,673	2,953,122
Universal Health Services, Inc., Class B	10,076	1,695,488
Veeva Systems, Inc., Class A *	28,549	4,452,788
Zimmer Biomet Holdings, Inc.	37,907	3,124,674
		109,353,022

Household & Personal Products 0.7%
BellRing Brands, Inc. *	22,069	392,828
Church & Dwight Co., Inc.	46,000	4,464,760
Clorox Co.	23,380	2,254,767
Coty, Inc., Class A *	65,447	161,000
elf Beauty, Inc. *	11,086	709,172
Estee Lauder Cos., Inc., Class A	46,906	3,598,159
Kenvue, Inc.	363,751	6,376,555
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Reynolds Consumer Products, Inc.	10,295	215,886
		18,173,127

Insurance 3.6%
Allstate Corp.	49,914	10,844,316
American Financial Group, Inc.	12,676	1,689,330
Arch Capital Group Ltd. *	67,408	6,367,360
Assurant, Inc.	9,550	2,256,378
Assured Guaranty Ltd.	8,190	670,761
Axis Capital Holdings Ltd.	14,224	1,428,232
Brighthouse Financial, Inc. *	10,877	677,202
Brown & Brown, Inc.	54,404	3,272,401
Cincinnati Financial Corp.	29,486	4,823,910
CNA Financial Corp.	4,081	196,827
Everest Group Ltd.	7,951	2,836,599
Fidelity National Financial, Inc.	49,232	2,574,834
First American Financial Corp.	18,665	1,308,976
Globe Life, Inc.	15,240	2,351,532
Hanover Insurance Group, Inc.	6,764	1,269,535
Hartford Insurance Group, Inc.	53,771	7,356,410
Kemper Corp.	11,132	375,037
Kinsale Capital Group, Inc.	4,236	1,370,812
Lincoln National Corp.	32,501	1,228,863
Loews Corp.	32,252	3,631,898
Markel Group, Inc. *	2,385	4,227,341
Old Republic International Corp.	43,757	1,748,092
Primerica, Inc.	6,068	1,706,746
Principal Financial Group, Inc.	41,657	4,203,608
Prudential Financial, Inc.	67,036	6,576,902
Reinsurance Group of America, Inc.	12,634	2,671,586
RenaissanceRe Holdings Ltd.	8,672	2,662,044
RLI Corp.	15,733	814,497
Ryan Specialty Holdings, Inc., Class A	21,238	738,445
Unum Group	31,790	2,555,280
W.R. Berkley Corp.	43,037	2,876,163
White Mountains Insurance Group Ltd.	471	1,051,267
Willis Towers Watson PLC	18,321	4,693,840
		93,057,024

Materials 5.2%
Albemarle Corp.	22,493	4,424,373
Alcoa Corp.	49,460	3,155,053
Amcor PLC	88,236	3,356,497
Anglogold Ashanti PLC	96,416	9,037,072
AptarGroup, Inc.	12,578	1,555,647
Ashland, Inc.	8,691	462,883
Avery Dennison Corp.	14,751	2,418,131
Axalta Coating Systems Ltd. *	40,738	1,158,589
Ball Corp.	51,304	3,133,648
Celanese Corp., Class A	20,848	1,412,660
CF Industries Holdings, Inc.	29,708	3,689,734
Cleveland-Cliffs, Inc. *	106,983	1,091,227
Corteva, Inc.	129,558	10,495,494
Crown Holdings, Inc.	22,153	2,177,861
Dow, Inc.	135,445	5,484,168
DuPont de Nemours, Inc.	80,125	3,658,508
Eagle Materials, Inc.	5,990	1,258,559
Eastman Chemical Co.	21,703	1,586,272
Element Solutions, Inc.	43,196	1,839,718
FMC Corp.	23,530	361,891
Graphic Packaging Holding Co.	56,523	538,664
Huntsman Corp.	31,379	450,916
International Flavors & Fragrances, Inc.	49,039	3,442,538
International Paper Co.	100,326	3,051,917
James Hardie Industries PLC, ADR *	28,557	599,411
Louisiana-Pacific Corp.	12,014	867,291
SECURITY	NUMBER OF SHARES	VALUE ($)
LyondellBasell Industries NV, Class A	49,034	3,657,936
Martin Marietta Materials, Inc.	11,479	7,106,305
Mosaic Co.	60,183	1,400,458
MP Materials Corp. *	27,225	1,797,939
NewMarket Corp.	1,208	816,149
Nucor Corp.	43,967	9,905,325
Olin Corp.	21,869	622,829
Packaging Corp. of America	16,905	3,608,372
PPG Industries, Inc.	43,006	4,666,151
Reliance, Inc.	9,989	3,621,013
Royal Gold, Inc.	16,091	3,755,318
RPM International, Inc.	24,332	2,479,188
Scotts Miracle-Gro Co.	8,401	526,743
Silgan Holdings, Inc.	16,710	677,591
Smurfit Westrock PLC	99,726	3,828,481
Sonoco Products Co.	18,813	939,897
Steel Dynamics, Inc.	26,196	5,989,977
Vulcan Materials Co.	25,306	7,635,832
Westlake Corp.	6,349	731,913
		134,476,139

Media & Entertainment 3.1%
Charter Communications, Inc., Class A *	15,660	2,586,562
DoubleVerify Holdings, Inc. *	27,012	297,672
Electronic Arts, Inc.	48,136	9,741,282
Fox Corp., Class A	65,043	4,129,580
IAC, Inc. *	12,479	556,064
Liberty Broadband Corp., Class C *	24,985	961,673
Liberty Media Corp.-Liberty Formula One, Class C *	44,154	3,795,036
Live Nation Entertainment, Inc. *	30,294	4,784,634
Madison Square Garden Sports Corp. *	3,102	1,062,311
Match Group, Inc.	45,042	1,685,472
New York Times Co., Class A	30,638	2,421,321
News Corp., Class A	100,155	2,636,080
Nexstar Media Group, Inc., Class A	5,399	1,123,748
NIQ Global Intelligence PLC *	13,108	143,270
Omnicom Group, Inc.	59,823	4,589,621
Pinterest, Inc., Class A *	113,068	2,222,917
Reddit, Inc., Class A *	24,792	3,650,126
ROBLOX Corp., Class A *	118,727	6,560,854
Roku, Inc. *	24,670	2,875,535
Sirius XM Holdings, Inc.	36,150	973,881
Take-Two Interactive Software, Inc. *	34,871	7,454,025
TKO Group Holdings, Inc.	12,704	2,364,087
Trade Desk, Inc., Class A *	84,147	1,985,028
Trump Media & Technology Group Corp. *	30,799	281,811
Warner Bros Discovery, Inc. *	445,838	12,059,918
ZoomInfo Technologies, Inc., Class A *	49,186	307,413
		81,249,921

Pharmaceuticals, Biotechnology & Life Sciences 4.3%
Agilent Technologies, Inc.	54,544	6,302,559
Alnylam Pharmaceuticals, Inc. *	24,265	7,509,775
Apellis Pharmaceuticals, Inc. *	20,627	844,676
Avantor, Inc. *	127,071	1,029,275
Biogen, Inc. *	27,963	5,292,837
BioMarin Pharmaceutical, Inc. *	36,510	1,968,254
Bio-Rad Laboratories, Inc., Class A *	3,562	997,787
Bio-Techne Corp.	29,678	1,641,787
Bruker Corp.	19,684	722,600
Caris Life Sciences, Inc. *	17,144	325,736
Charles River Laboratories International, Inc. *	9,337	1,558,999
Corcept Therapeutics, Inc. *	18,096	841,826
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Elanco Animal Health, Inc. *	94,198	2,107,209
Exelixis, Inc. *	50,489	2,244,741
Halozyme Therapeutics, Inc. *	22,142	1,409,560
Illumina, Inc. *	29,408	3,727,170
Incyte Corp. *	30,714	2,926,123
Insmed, Inc. *	40,083	5,464,515
Ionis Pharmaceuticals, Inc. *	30,271	2,263,060
IQVIA Holdings, Inc. *	32,335	5,120,894
Jazz Pharmaceuticals PLC *	11,166	2,266,921
Medpace Holdings, Inc. *	4,279	1,791,446
Mettler-Toledo International, Inc. *	3,936	5,024,737
Moderna, Inc. *	68,592	3,151,117
Natera, Inc. *	25,287	5,213,168
Neurocrine Biosciences, Inc. *	18,490	2,434,578
Organon & Co.	49,800	659,850
Perrigo Co. PLC	25,742	304,785
Qiagen NV	38,874	1,344,263
Repligen Corp. *	10,125	1,197,889
Revolution Medicines, Inc. *	34,338	4,948,793
Revvity, Inc.	21,741	1,883,205
Roivant Sciences Ltd. *	81,274	2,318,747
Royalty Pharma PLC, Class A	73,613	3,687,275
Sarepta Therapeutics, Inc. *	19,230	401,522
Sotera Health Co. *	47,071	732,425
Summit Therapeutics, Inc. *(a)	22,556	484,052
Tempus AI, Inc., Class A *	18,846	1,045,576
Ultragenyx Pharmaceutical, Inc. *	17,691	436,791
United Therapeutics Corp. *	8,117	4,637,648
Viatris, Inc.	221,010	3,301,889
Viking Therapeutics, Inc. *	20,793	648,326
Waters Corp. *	18,810	5,816,616
West Pharmaceutical Services, Inc.	13,702	4,077,578
		112,108,580

Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A *	56,917	8,123,763
CoStar Group, Inc. *	79,934	2,766,516
Howard Hughes Holdings, Inc. *	5,995	373,309
Jones Lang LaSalle, Inc. *	9,029	2,872,396
Zillow Group, Inc., Class C *	40,833	1,812,985
		15,948,969

Semiconductors & Semiconductor Equipment 3.3%
Allegro MicroSystems, Inc. *	23,539	1,141,641
Amkor Technology, Inc.	23,811	1,660,817
Astera Labs, Inc. *	24,697	4,809,494
Cirrus Logic, Inc. *	9,800	1,598,184
Enphase Energy, Inc. *	24,220	798,291
Entegris, Inc.	28,691	4,056,334
First Solar, Inc. *	19,430	3,922,723
GLOBALFOUNDRIES, Inc. *	23,601	1,524,625
Lattice Semiconductor Corp. *	26,040	3,184,171
MACOM Technology Solutions Holdings, Inc. *	12,688	3,573,068
Microchip Technology, Inc.	101,025	9,386,233
MKS, Inc.	12,858	3,648,457
Monolithic Power Systems, Inc.	8,860	14,303,673
ON Semiconductor Corp. *	76,937	7,756,019
Onto Innovation, Inc. *	9,309	2,746,713
Qnity Electronics, Inc.	40,063	5,635,262
Qorvo, Inc. *	16,005	1,507,991
Skyworks Solutions, Inc.	28,590	2,006,160
Teradyne, Inc.	29,975	10,295,513
Universal Display Corp.	8,392	730,859
		84,286,228

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 4.0%
Akamai Technologies, Inc. *	26,959	2,776,238
Amdocs Ltd.	20,343	1,315,582
Appfolio, Inc., Class A *	4,186	699,439
Aurora Innovation, Inc. *	223,453	1,313,904
Bentley Systems, Inc., Class B	30,023	979,350
Bill Holdings, Inc. *	15,323	582,274
CCC Intelligent Solutions Holdings, Inc. *	115,964	607,651
Circle Internet Group, Inc. *	21,739	1,975,640
Cloudflare, Inc., Class A *	60,010	12,300,250
Cognizant Technology Solutions Corp., Class A	92,534	4,895,049
Datadog, Inc., Class A *	59,753	7,898,749
Docusign, Inc., Class A *	37,907	1,743,343
Dolby Laboratories, Inc., Class A	11,583	742,934
Dropbox, Inc., Class A *	32,981	801,108
DXC Technology Co. *	31,942	361,583
Dynatrace, Inc. *	56,205	2,035,183
Elastic NV *	17,587	816,564
EPAM Systems, Inc. *	10,271	1,168,634
Fair Isaac Corp. *	4,433	4,543,825
Gartner, Inc. *	13,431	1,994,369
Gen Digital, Inc.	105,162	2,028,575
Gitlab, Inc., Class A *	26,889	595,322
Globant SA *	8,335	343,652
GoDaddy, Inc., Class A *	25,742	2,234,148
Guidewire Software, Inc. *	16,246	2,248,284
HubSpot, Inc. *	9,733	2,158,390
Kyndryl Holdings, Inc. *	43,730	604,349
Manhattan Associates, Inc. *	11,303	1,558,571
MongoDB, Inc., Class A *	15,096	3,786,530
nCino, Inc. *	20,922	365,717
Nutanix, Inc., Class A *	49,629	2,029,330
Okta, Inc. *	32,035	2,359,378
Pegasystems, Inc.	17,650	645,108
Procore Technologies, Inc. *	24,003	1,358,090
PTC, Inc. *	22,559	3,074,792
RingCentral, Inc., Class A	14,433	580,495
Rubrik, Inc., Class A *	27,386	1,456,387
SailPoint, Inc. *	11,186	127,744
Samsara, Inc., Class A *	61,589	1,770,068
SentinelOne, Inc., Class A *	58,873	833,642
Teradata Corp. *	17,500	461,125
Trimble, Inc. *	45,630	3,071,812
Twilio, Inc., Class A *	27,066	4,007,392
Tyler Technologies, Inc. *	8,239	2,810,652
UiPath, Inc., Class A *	77,401	797,230
Unity Software, Inc. *	62,432	1,649,453
VeriSign, Inc.	15,931	4,280,022
Zoom Communications, Inc. *	51,002	4,954,844
Zscaler, Inc. *	19,145	2,501,869
		104,244,640

Technology Hardware & Equipment 7.6%
Arrow Electronics, Inc. *	9,898	1,859,141
Avnet, Inc.	15,411	1,271,562
CDW Corp.	24,882	3,406,595
Ciena Corp. *	27,001	14,245,188
Cognex Corp.	32,146	1,784,425
Coherent Corp. *	33,476	10,702,612
Corning, Inc.	149,503	24,554,373
Crane NXT Co.	9,308	415,881
Everpure, Inc., Class A *	60,206	4,301,719
F5, Inc. *	10,812	3,502,007
Flex Ltd. *	70,428	6,447,683
Hewlett Packard Enterprise Co.	255,007	7,336,551
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
HP, Inc.	175,809	3,667,376
Ingram Micro Holding Corp.	3,998	123,018
IPG Photonics Corp. *	4,751	564,989
Jabil, Inc.	19,863	6,703,564
Keysight Technologies, Inc. *	32,936	11,524,636
Littelfuse, Inc.	4,701	1,900,003
Lumentum Holdings, Inc. *	13,479	12,162,371
NetApp, Inc.	37,856	4,193,309
Ralliant Corp.	21,619	982,367
Sandisk Corp. *	27,385	30,027,926
Super Micro Computer, Inc. *	98,285	2,693,009
TD SYNNEX Corp.	14,620	3,335,992
Teledyne Technologies, Inc. *	8,898	5,746,773
Ubiquiti, Inc.	806	815,680
Vontier Corp.	27,751	995,706
Western Digital Corp.	65,140	28,304,633
Zebra Technologies Corp., Class A *	9,738	2,203,320
		195,772,409

Telecommunication Services 0.2%
AST SpaceMobile, Inc. *	41,362	3,056,652
GCI Liberty, Inc., Class C *	6,870	235,297
Iridium Communications, Inc.	17,480	682,944
Liberty Global Ltd., Class C *	58,035	658,117
Millicom International Cellular SA	19,071	1,618,746
		6,251,756

Transportation 2.2%
Alaska Air Group, Inc. *	21,894	856,274
American Airlines Group, Inc. *	125,062	1,464,476
Avis Budget Group, Inc. *(a)	3,229	583,383
CH Robinson Worldwide, Inc.	22,485	4,087,998
Delta Air Lines, Inc.	124,840	8,487,872
Expeditors International of Washington, Inc.	25,528	3,775,336
GXO Logistics, Inc. *	21,572	1,232,408
JB Hunt Transport Services, Inc.	14,664	3,688,436
Kirby Corp. *	10,323	1,554,024
Knight-Swift Transportation Holdings, Inc.	30,133	1,955,632
Landstar System, Inc.	6,495	1,195,535
Lyft, Inc., Class A *	73,604	1,041,497
Old Dominion Freight Line, Inc.	35,159	7,468,826
Ryder System, Inc.	7,522	1,908,858
Saia, Inc. *	5,100	2,288,982
Schneider National, Inc., Class B	8,780	272,970
Southwest Airlines Co.	88,196	3,344,392
U-Haul Holding Co., Non Voting Shares	20,843	994,003
United Airlines Holdings, Inc. *	62,303	5,607,270
XPO, Inc. *	21,942	4,830,093
		56,638,265

Utilities 6.1%
AES Corp.	136,269	1,969,087
Alliant Energy Corp.	49,166	3,610,259
Ameren Corp.	51,656	5,870,704
American Water Works Co., Inc.	37,281	4,787,626
Atmos Energy Corp.	30,635	5,820,037
Brookfield Renewable Corp.	25,923	939,968
CenterPoint Energy, Inc.	124,727	5,444,334
Clearway Energy, Inc., Class C	22,475	907,091
CMS Energy Corp.	57,931	4,445,625
Consolidated Edison, Inc.	68,998	7,692,587
DTE Energy Co.	39,663	6,016,481
Edison International	72,957	5,069,782
SECURITY	NUMBER OF SHARES	VALUE ($)
Entergy Corp.	85,473	10,078,121
Essential Utilities, Inc.	53,772	2,054,090
Evergy, Inc.	44,059	3,649,848
Eversource Energy	71,880	5,081,916
Exelon Corp.	193,489	8,898,559
FirstEnergy Corp.	105,038	4,991,406
IDACORP, Inc.	10,320	1,524,677
MDU Resources Group, Inc.	38,790	873,939
National Fuel Gas Co.	17,952	1,514,790
NiSource, Inc.	91,330	4,409,412
NRG Energy, Inc.	39,189	6,097,025
OGE Energy Corp.	40,160	1,959,808
PG&E Corp.	419,675	6,974,999
Pinnacle West Capital Corp.	22,803	2,365,127
PPL Corp.	141,673	5,304,237
Public Service Enterprise Group, Inc.	95,588	7,805,716
Talen Energy Corp. *	8,683	3,233,723
UGI Corp.	41,066	1,482,072
Vistra Corp.	64,760	10,221,718
WEC Energy Group, Inc.	62,327	7,350,846
Xcel Energy, Inc.	113,290	9,397,406
		157,843,016
Total Common Stocks (Cost $1,885,286,596)		2,578,599,606

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	37,000	3,860,580
Total Investment Companies (Cost $2,994,740)		3,860,580

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (b)	9,555,065	9,555,065
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (b)(c)	2,802,180	2,802,180
		12,357,245
Total Short-Term Investments (Cost $12,357,245)		12,357,245
Total Investments in Securities (Cost $1,900,638,581)		2,594,817,431

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/18/26	25	9,128,000	194,907

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $2,774,207.

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,578,599,606	$—	$—	$2,578,599,606
Investment Companies[1]	3,860,580	—	—	3,860,580
Short-Term Investments[1]	12,357,245	—	—	12,357,245
Futures Contracts[2]	194,907	—	—	194,907
Total	$2,595,012,338	$—	$—	$2,595,012,338

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,900,638,581) including securities on loan of $2,774,207		$2,594,817,431
Deposit with broker for futures contracts		680,437
Receivables:
Fund shares sold		1,380,262
Dividends		793,053
Variation margin on future contracts		173,142
Income from securities on loan	+	6,260
Total assets		2,597,850,585

Liabilities
Collateral held for securities on loan		2,802,180
Payables:
Fund shares redeemed		3,284,913
Investment adviser fees	+	82,362
Total liabilities		6,169,455
Net assets		$2,591,681,130

Net Assets by Source
Capital received from investors		$1,946,148,179
Total distributable earnings	+	645,532,951
Net assets		$2,591,681,130

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,591,681,130		165,709,591		$15.64

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $26,855)		$19,021,811
Other Interest		12,015
Securities on loan, net	+	40,196
Total investment income		19,074,022

Expenses
Investment adviser fees		464,116
Total expenses	–	464,116
Net investment income		18,609,906

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(268,152)
Net realized gains on futures contracts	+	532,928
Net realized gains		264,776
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		205,709,749
Net change in unrealized appreciation (depreciation) on futures contracts	+	252,296
Net change in unrealized appreciation (depreciation)		205,962,045
Net realized and unrealized gains		206,226,821
Increase in net assets resulting from operations		$224,836,727
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$18,609,906	$29,414,120
Net realized gains		264,776	48,718,253
Net change in unrealized appreciation (depreciation)	+	205,962,045	136,416,345
Increase in net assets resulting from operations		$224,836,727	$214,548,718

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($47,215,151 )	($42,219,991 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,158,878	$329,822,838	59,639,511	$803,970,178
Shares reinvested		2,671,711	38,873,395	2,520,303	34,971,734
Shares redeemed	+	(11,012,077)	(163,817,004)	(31,324,210)	(432,074,513)
Net transactions in fund shares		13,818,512	$204,879,229	30,835,604	$406,867,399

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		151,891,079	$2,209,180,325	121,055,475	$1,629,984,199
Total increase	+	13,818,512	382,500,805	30,835,604	579,196,126
End of period		165,709,591	$2,591,681,130	151,891,079	$2,209,180,325

[1]
For the period ended October 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 5-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$28.77	$24.10	$20.39	$18.17	$24.45	$18.56
Income (loss) from investment operations:
Net investment income (loss)[1]	0.40	0.74	0.67	0.63	0.65	0.64
Net realized and unrealized gains (losses)	2.56	4.67	3.79	2.13	(6.14)	5.66
Total from investment operations	2.96	5.41	4.46	2.76	(5.49)	6.30
Less distributions:
Distributions from net investment income	(1.02)	(0.74)	(0.75)	(0.54)	(0.79)	(0.41)
Net asset value at end of period	$30.71	$28.77	$24.10	$20.39	$18.17	$24.45
Total return	10.56%*	23.33%	22.21%	15.30%	(23.12%)	34.24%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%**	0.06%	0.06%	0.06%	0.06%[2]	0.06%
Net investment income (loss)	2.76%**	2.87%	2.84%	2.99%	3.12%	2.76%
Portfolio turnover rate	3%*	10%	7%	13%	5%	3%
Net assets, end of period (x 1,000,000)	$14,035	$12,402	$9,873	$7,952	$7,127	$8,781

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 6.6%
ANZ Group Holdings Ltd.	1,937,973	51,475,489
APA Group	828,690	6,190,491
Aristocrat Leisure Ltd.	354,533	12,197,875
ASX Ltd.	127,397	5,576,545
BHP Group Ltd.	3,271,131	129,469,216
Brambles Ltd.	870,183	14,177,433
CAR Group Ltd.	247,363	4,563,061
Cochlear Ltd.	41,593	2,830,039
Coles Group Ltd.	862,681	13,749,406
Commonwealth Bank of Australia	1,077,373	135,702,262
Computershare Ltd.	334,649	7,351,968
CSL Ltd.	314,085	28,349,486
Evolution Mining Ltd.	1,305,366	11,540,928
Fortescue Ltd.	1,087,094	15,668,361
Goodman Group	1,318,304	28,562,034
Insurance Australia Group Ltd.	1,546,552	8,410,302
Lottery Corp. Ltd.	1,408,948	5,640,171
Lynas Rare Earths Ltd. *	589,005	8,355,725
Macquarie Group Ltd.	232,840	40,000,094
Medibank Pvt Ltd.	1,805,169	6,138,171
National Australia Bank Ltd.	1,976,515	57,176,082
Northern Star Resources Ltd.	878,733	13,469,422
Origin Energy Ltd.	1,114,885	9,748,675
Pro Medicus Ltd.	36,624	3,594,558
Qantas Airways Ltd.	491,059	3,002,526
QBE Insurance Group Ltd.	964,874	15,628,898
REA Group Ltd.	32,542	4,028,858
Rio Tinto Ltd.	240,438	29,451,143
Santos Ltd.	2,104,443	12,124,522
Scentre Group	3,279,282	8,812,055
SGH Ltd.	131,138	3,714,194
Sigma Healthcare Ltd.	3,369,738	6,812,575
Sonic Healthcare Ltd.	304,515	4,357,191
South32 Ltd.	2,879,904	8,534,730
Stockland	1,586,903	4,653,907
Suncorp Group Ltd.	704,816	8,770,996
Telstra Group Ltd.	2,527,938	9,708,601
Transurban Group	2,011,943	20,390,557
Vicinity Ltd.	2,496,817	4,540,397
Washington H Soul Pattinson & Co. Ltd.	221,604	6,757,580
Wesfarmers Ltd.	732,693	38,922,372
Westpac Banking Corp.	2,203,174	61,637,458
WiseTech Global Ltd.	129,615	4,082,293
Woodside Energy Group Ltd.	1,224,483	29,274,498
Woolworths Group Ltd.	786,596	19,531,565
Xero Ltd. *	108,757	6,387,104
		931,061,814

Austria 0.3%
BAWAG Group AG	49,108	8,409,783
Erste Group Bank AG	198,267	21,907,710
OMV AG	93,880	6,626,997
Raiffeisen Bank International AG	86,873	4,738,542
Verbund AG	42,736	3,224,569
		44,907,601

Belgium 1.1%
Ageas SA	94,760	7,425,832
Anheuser-Busch InBev SA	635,015	47,982,733
Argenx SE *	39,937	31,319,702
SECURITY	NUMBER OF SHARES	VALUE ($)
D'ieteren Group	13,774	2,846,277
Elia Group SA *	28,764	4,770,242
Financiere de Tubize SA	13,341	3,072,189
Groupe Bruxelles Lambert NV	49,971	4,668,095
KBC Group NV	147,551	19,638,731
Lotus Bakeries NV	262	3,154,063
Sofina SA	11,110	2,844,691
Syensqo SA	49,992	3,316,429
UCB SA *	81,315	22,141,366
		153,180,350

Denmark 1.7%
AP Moller - Maersk AS, Class A (a)	1,669	3,916,173
AP Moller - Maersk AS, Class B	2,728	6,463,155
Carlsberg AS, Class B	60,553	8,199,712
Coloplast AS, Class B	79,694	4,922,990
Danske Bank AS	433,935	22,307,940
Demant AS *(a)	64,667	2,050,821
DSV AS	131,148	32,254,513
Genmab AS *	39,485	10,454,698
Novo Nordisk AS, Class B	2,074,169	88,226,714
Novonesis Novozymes B, Class B	225,030	13,827,134
Orsted AS *	339,591	9,081,849
Pandora AS	51,718	3,935,686
Rockwool AS, B Shares	59,554	1,733,646
Tryg AS	214,498	5,154,083
Vestas Wind Systems AS	647,859	19,921,270
		232,450,384

Finland 1.3%
Elisa OYJ	92,449	4,490,056
Fortum OYJ (a)	290,101	7,308,534
Kesko OYJ, B Shares	178,614	4,393,851
Kone OYJ, B Shares	217,915	13,861,968
Metso OYJ	423,209	7,310,647
Neste OYJ	272,275	9,405,128
Nokia OYJ	3,432,868	43,619,953
Nordea Bank Abp	1,997,220	37,557,493
Orion OYJ, B Shares	70,996	5,735,648
Sampo OYJ, A Shares	1,531,922	15,918,560
Stora Enso OYJ, R Shares	364,844	4,062,381
UPM-Kymmene OYJ	336,907	10,094,689
Wartsila OYJ Abp	325,417	13,666,591
		177,425,499

France 9.9%
Accor SA	124,262	6,149,569
Aeroports de Paris SA	23,407	2,842,163
Air Liquide SA	372,815	80,207,478
Airbus SE	382,472	78,850,184
Alstom SA *	224,476	4,510,685
Amundi SA	40,371	3,902,109
ArcelorMittal SA	274,880	15,958,211
AXA SA	1,072,751	51,712,264
Ayvens SA	221,887	3,002,632
BioMerieux	26,386	2,226,581
BNP Paribas SA	647,388	67,989,624
Bollore SE	427,200	2,697,573
Bouygues SA	124,700	7,374,727
Bureau Veritas SA	216,458	6,632,994
Capgemini SE	97,618	11,871,941
Carrefour SA	377,517	7,510,082
Cie de Saint-Gobain SA	287,018	26,296,526
Cie Generale des Etablissements Michelin SCA	421,426	15,266,584
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Covivio SA	36,810	2,434,537
Credit Agricole SA	679,237	13,266,931
Danone SA	418,124	32,759,188
Dassault Aviation SA	12,840	4,490,119
Dassault Systemes SE	426,913	9,619,890
Eiffage SA	43,927	7,082,276
Engie SA	1,177,071	38,799,240
EssilorLuxottica SA	194,002	41,064,313
Eurofins Scientific SE	77,996	5,421,685
Euronext NV	50,738	8,493,094
Gecina SA	29,224	2,470,720
Getlink SE	194,692	4,357,499
Hermes International SCA	20,466	39,153,525
Ipsen SA	24,595	4,830,500
Kering SA	47,967	13,196,360
Klepierre SA	135,054	5,471,875
Legrand SA	167,898	30,081,180
L'Oreal SA	154,689	66,622,840
LVMH Moet Hennessy Louis Vuitton SE	160,198	85,579,242
Orange SA	1,193,656	24,854,715
Pernod Ricard SA	130,669	9,714,177
Publicis Groupe SA	147,378	13,770,600
Renault SA	127,142	4,466,397
Rexel SA	143,244	6,058,255
Safran SA	228,903	73,503,624
Sanofi SA	707,249	66,181,851
Sartorius Stedim Biotech	18,750	3,465,216
Schneider Electric SE	353,043	112,341,367
Societe Generale SA	444,781	35,804,876
Sodexo SA	57,656	2,932,586
STMicroelectronics NV	436,787	23,794,402
Thales SA	59,547	16,359,770
TotalEnergies SE	1,277,122	118,738,546
Unibail-Rodamco-Westfield *	77,441	9,401,913
Veolia Environnement SA	403,622	17,068,837
Vinci SA	318,989	48,238,230
		1,396,892,303

Germany 8.7%
adidas AG	109,363	18,926,093
Allianz SE	244,860	111,835,483
BASF SE	572,305	36,705,673
Bayer AG	633,114	28,387,373
Bayerische Motoren Werke AG	178,911	16,372,710
Beiersdorf AG	62,926	5,216,543
Brenntag SE	79,355	5,779,020
Commerzbank AG	475,415	19,650,744
Continental AG *	70,383	5,325,392
CTS Eventim AG & Co. KGaA	42,252	2,788,788
Daimler Truck Holding AG	295,023	14,880,338
Delivery Hero SE *	132,877	3,233,983
Deutsche Bank AG	1,168,108	36,291,980
Deutsche Boerse AG	120,954	37,108,411
Deutsche Lufthansa AG	374,294	3,207,116
Deutsche Post AG	592,350	35,075,536
Deutsche Telekom AG	2,366,794	76,448,952
E.ON SE	1,451,277	32,175,163
Evonik Industries AG	165,416	3,421,330
Fresenius Medical Care AG	140,843	6,372,928
Fresenius SE & Co. KGaA	270,436	13,097,096
GEA Group AG	93,981	6,426,570
Hannover Rueck SE	39,291	11,871,889
Heidelberg Materials AG	86,689	19,127,330
Henkel AG & Co. KGaA	65,142	4,489,317
Hensoldt AG	42,213	3,809,044
HOCHTIEF AG	10,212	5,492,309
SECURITY	NUMBER OF SHARES	VALUE ($)
Infineon Technologies AG	844,074	56,768,403
Knorr-Bremse AG	46,094	5,376,078
LEG Immobilien SE	49,151	3,448,860
Mercedes-Benz Group AG	465,149	27,113,583
Merck KGaA	82,683	10,706,378
MTU Aero Engines AG	34,477	11,824,104
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	84,299	50,425,282
Nemetschek SE	35,472	2,574,347
Qiagen NV	132,397	4,516,266
Rational AG	3,300	2,412,947
Rheinmetall AG	29,660	47,302,057
RWE AG	406,707	29,613,351
SAP SE	671,642	112,764,032
Scout24 SE	48,580	4,044,882
Siemens AG	489,129	145,350,093
Siemens Energy AG	498,918	105,731,583
Siemens Healthineers AG	221,390	9,077,911
Symrise AG	86,919	7,688,910
Talanx AG	42,165	5,495,796
Vonovia SE	492,069	13,257,910
Zalando SE *	144,586	3,571,259
		1,222,581,143

Hong Kong 2.0%
AIA Group Ltd.	6,757,400	74,187,895
BOC Hong Kong Holdings Ltd.	2,376,590	13,670,593
CK Asset Holdings Ltd.	1,237,211	7,793,502
CK Hutchison Holdings Ltd.	1,707,025	14,253,976
CK Infrastructure Holdings Ltd.	416,500	3,506,340
CLP Holdings Ltd.	1,057,426	10,167,491
Futu Holdings Ltd., ADR	37,143	5,738,965
Galaxy Entertainment Group Ltd.	1,289,000	5,499,343
Henderson Land Development Co. Ltd.	946,735	3,742,165
HKT Trust & HKT Ltd.	2,448,000	3,971,025
Hong Kong & China Gas Co. Ltd.	7,154,696	6,623,976
Hong Kong Exchanges & Clearing Ltd.	772,765	41,159,553
Hongkong Land Holdings Ltd.	695,501	5,498,653
Jardine Matheson Holdings Ltd.	103,217	7,036,539
Link REIT	1,698,240	8,551,134
MTR Corp. Ltd.	1,011,860	4,323,848
Power Assets Holdings Ltd.	891,938	7,371,041
Sands China Ltd.	1,583,600	3,322,635
Sino Land Co. Ltd.	2,494,538	4,000,164
SITC International Holdings Co. Ltd.	869,000	3,638,477
Sun Hung Kai Properties Ltd.	929,604	16,274,649
Swire Pacific Ltd., A Shares	235,090	2,557,070
Techtronic Industries Co. Ltd.	939,500	13,622,465
WH Group Ltd.	5,476,289	6,656,147
Wharf Holdings Ltd.	666,000	2,198,884
Wharf Real Estate Investment Co. Ltd.	1,060,188	3,319,971
		278,686,501

Ireland 0.4%
AIB Group PLC	1,388,399	16,003,445
Bank of Ireland Group PLC	622,152	12,254,769
Kerry Group PLC, Class A	101,933	8,638,646
Kingspan Group PLC	97,243	8,997,276
Ryanair Holdings PLC	539,541	14,156,020
		60,050,156

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Israel 1.1%
Azrieli Group Ltd.	26,685	4,256,258
Bank Hapoalim BM	798,798	21,431,774
Bank Leumi Le-Israel BM	953,447	24,136,171
Check Point Software Technologies Ltd. *	56,157	6,315,978
CyberArk Software Ltd. *(b)	31,456	1,415,520
Elbit Systems Ltd.	17,967	14,947,596
ICL Group Ltd.	528,031	2,827,432
Israel Discount Bank Ltd., A Shares	792,896	8,820,851
Mizrahi Tefahot Bank Ltd.	102,081	8,026,962
Monday.com Ltd. *	26,848	1,768,478
Nice Ltd. *	40,184	4,107,504
Nova Ltd. *	19,207	9,590,756
Phoenix Financial Ltd.	147,170	8,855,016
Teva Pharmaceutical Industries Ltd., ADR *	737,458	25,862,652
Tower Semiconductor Ltd. *	72,450	15,097,906
		157,460,854

Italy 3.3%
Banca Mediolanum SpA	141,627	3,104,234
Banca Monte dei Paschi di Siena SpA	1,262,216	13,454,858
Banco BPM SpA	734,715	10,705,555
BPER Banca SpA	1,007,396	14,870,954
Buzzi SpA	52,274	2,862,197
Davide Campari-Milano NV	404,928	3,004,388
Enel SpA	5,239,964	61,180,159
Eni SpA	1,316,329	37,221,050
Ferrari NV	81,160	28,085,486
FinecoBank Banca Fineco SpA	392,739	9,749,988
Generali	545,611	24,449,903
Intesa Sanpaolo SpA	8,991,643	61,091,279
Italgas SpA	390,151	4,712,951
Leonardo SpA	258,543	16,144,914
Moncler SpA	150,341	9,076,330
Poste Italiane SpA	297,131	7,887,023
Prysmian SpA	181,314	27,579,510
Recordati Industria Chimica e Farmaceutica SpA	76,543	4,469,168
Snam SpA	1,308,992	10,321,949
Stellantis NV *	1,317,387	9,666,952
Telecom Italia SpA *	7,566,985	5,971,711
Tenaris SA	241,529	7,709,930
Terna - Rete Elettrica Nazionale	898,972	10,813,069
UniCredit SpA	902,760	69,767,428
Unipol Assicurazioni SpA	237,189	6,197,417
		460,098,403

Japan 22.8%
Advantest Corp.	493,192	92,088,087
Aeon Co. Ltd.	1,448,700	13,972,962
AGC, Inc.	124,993	4,482,739
Aisin Corp.	324,200	5,140,974
Ajinomoto Co., Inc.	583,900	18,766,778
ANA Holdings, Inc.	105,600	1,754,881
Asahi Group Holdings Ltd.	978,100	9,630,009
Asahi Kasei Corp.	834,200	8,208,398
Asics Corp.	449,600	12,767,566
Astellas Pharma, Inc.	1,156,750	16,393,163
Bandai Namco Holdings, Inc.	370,700	8,509,527
Bridgestone Corp.	731,214	15,195,391
Canon, Inc.	564,695	14,527,654
Capcom Co. Ltd.	223,600	4,721,003
Central Japan Railway Co.	500,600	12,009,627
SECURITY	NUMBER OF SHARES	VALUE ($)
Chiba Bank Ltd.	365,900	5,050,592
Chubu Electric Power Co., Inc.	443,100	7,620,819
Chugai Pharmaceutical Co. Ltd.	431,800	23,027,617
Dai Nippon Printing Co. Ltd.	245,996	4,659,442
Daifuku Co. Ltd.	209,490	9,159,250
Daiichi Life Group, Inc.	2,285,100	20,921,643
Daiichi Sankyo Co. Ltd.	1,152,800	18,726,180
Daikin Industries Ltd.	170,100	24,034,312
Daito Trust Construction Co. Ltd.	195,400	4,395,136
Daiwa House Industry Co. Ltd.	362,200	11,051,069
Daiwa Securities Group, Inc.	856,000	8,057,413
Denso Corp.	1,123,400	13,422,442
Disco Corp.	59,100	28,118,737
East Japan Railway Co.	628,980	13,729,947
Ebara Corp.	295,100	10,094,755
Eisai Co. Ltd.	174,600	5,226,203
ENEOS Holdings, Inc.	1,737,100	14,589,005
FANUC Corp.	595,000	26,282,974
Fast Retailing Co. Ltd.	122,300	57,572,138
Fuji Electric Co. Ltd.	92,100	7,740,527
FUJIFILM Holdings Corp.	718,933	13,230,974
Fujikura Ltd.	967,200	37,317,463
Fujitsu Ltd.	1,131,600	22,712,733
Hankyu Hanshin Holdings, Inc.	150,500	4,343,260
Hikari Tsushin, Inc.	11,593	2,815,197
Hitachi Ltd.	2,948,675	93,762,988
Honda Motor Co. Ltd.	2,398,617	19,463,419
Hoya Corp.	217,207	40,562,045
Hulic Co. Ltd.	284,600	3,209,854
Ibiden Co. Ltd.	155,000	13,257,170
Idemitsu Kosan Co. Ltd.	505,615	4,326,210
IHI Corp.	653,800	11,942,023
Inpex Corp.	565,100	14,732,259
Isuzu Motors Ltd.	339,600	4,679,182
ITOCHU Corp.	3,836,300	47,543,645
Japan Airlines Co. Ltd.	88,700	1,394,884
Japan Exchange Group, Inc.	621,000	7,397,180
Japan Post Bank Co. Ltd.	1,155,400	19,826,976
Japan Post Holdings Co. Ltd.	1,143,800	13,264,710
Japan Post Insurance Co. Ltd.	341,700	3,331,784
Japan Tobacco, Inc.	773,700	28,823,984
JFE Holdings, Inc.	369,800	4,061,270
JX Advanced Metals Corp.	361,700	11,221,496
Kajima Corp.	276,300	10,798,925
Kansai Electric Power Co., Inc.	617,600	9,894,048
Kao Corp.	286,419	10,673,364
Kawasaki Heavy Industries Ltd.	496,300	10,203,138
Kawasaki Kisen Kaisha Ltd.	231,000	3,781,019
KDDI Corp.	1,895,200	31,014,051
Keyence Corp.	124,900	57,287,374
Kikkoman Corp.	440,285	4,000,133
Kioxia Holdings Corp. *	122,100	29,543,141
Kirin Holdings Co. Ltd.	510,100	8,043,794
Komatsu Ltd.	614,209	26,299,201
Konami Group Corp.	65,200	7,828,770
Kubota Corp.	620,900	10,135,846
Kyocera Corp.	834,100	14,493,301
Kyowa Kirin Co. Ltd.	158,600	2,389,451
Lasertec Corp.	52,200	14,426,948
LY Corp.	1,767,400	4,648,663
M3, Inc.	287,600	2,770,292
Makita Corp.	147,400	5,473,399
Marubeni Corp.	908,400	35,355,902
MatsukiyoCocokara & Co.	219,400	3,203,656
Minebea Mitsumi, Inc.	238,200	4,762,347
Mitsubishi Chemical Group Corp.	798,900	4,683,505
Mitsubishi Corp.	2,075,800	66,480,852
Mitsubishi Electric Corp.	1,221,100	49,003,934
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Estate Co. Ltd.	679,002	19,350,352
Mitsubishi HC Capital, Inc.	559,638	5,083,250
Mitsubishi Heavy Industries Ltd.	2,054,900	61,330,294
Mitsubishi UFJ Financial Group, Inc.	7,254,809	130,316,938
Mitsui & Co. Ltd.	1,592,200	59,780,593
Mitsui Fudosan Co. Ltd.	1,710,431	18,732,681
Mitsui OSK Lines Ltd.	222,600	8,408,521
Mizuho Financial Group, Inc.	1,596,313	68,645,738
MonotaRO Co. Ltd.	166,000	1,973,852
MS&AD Insurance Group Holdings, Inc.	830,186	21,347,458
Murata Manufacturing Co. Ltd.	1,073,200	35,591,844
NEC Corp.	834,800	22,205,688
Nexon Co. Ltd.	243,400	4,109,195
NIDEC Corp.	541,500	8,341,135
Nintendo Co. Ltd.	713,390	34,898,246
Nippon Building Fund, Inc.	5,111	4,279,979
Nippon Paint Holdings Co. Ltd.	633,400	3,994,871
Nippon Sanso Holdings Corp.	112,800	3,976,816
Nippon Steel Corp.	3,067,205	11,291,911
Nippon Yusen KK	265,900	9,556,096
Nissan Motor Co. Ltd. *	1,507,396	3,448,947
Nitori Holdings Co. Ltd.	269,400	3,894,653
Nitto Denko Corp.	436,500	8,302,343
Nomura Holdings, Inc.	1,925,700	15,424,521
Nomura Research Institute Ltd.	237,300	6,404,665
NTT, Inc.	19,213,775	18,715,381
Obayashi Corp.	415,100	9,759,278
Obic Co. Ltd.	203,700	5,412,951
Olympus Corp.	723,700	7,117,962
Oracle Corp. Japan	27,700	1,529,423
Oriental Land Co. Ltd.	695,300	9,673,693
ORIX Corp.	755,200	25,417,382
Osaka Gas Co. Ltd.	231,700	8,325,771
Otsuka Corp.	147,600	2,732,705
Otsuka Holdings Co. Ltd.	276,900	20,181,069
Pan Pacific International Holdings Corp.	1,244,500	7,038,956
Panasonic Holdings Corp.	1,502,112	30,726,911
Rakuten Group, Inc. *	970,620	4,725,771
Recruit Holdings Co. Ltd.	903,800	41,868,503
Renesas Electronics Corp.	1,142,800	23,110,437
Resona Holdings, Inc.	1,336,585	16,717,553
Ryohin Keikaku Co. Ltd.	322,700	7,455,564
Sanrio Co. Ltd.	602,500	3,511,133
SBI Holdings, Inc.	363,380	7,332,285
SCREEN Holdings Co. Ltd.	102,600	6,802,485
Secom Co. Ltd.	255,700	9,375,095
Seibu Holdings, Inc.	140,100	3,296,901
Sekisui Chemical Co. Ltd.	237,100	3,633,288
Sekisui House Ltd.	378,169	8,234,240
Seven & i Holdings Co. Ltd.	1,346,709	16,094,616
Shimadzu Corp.	152,500	3,544,935
Shimano, Inc.	46,800	4,910,016
Shimizu Corp.	331,500	6,404,611
Shin-Etsu Chemical Co. Ltd.	1,088,100	50,098,488
Shionogi & Co. Ltd.	477,800	9,652,963
Shiseido Co. Ltd.	260,800	5,326,815
SMC Corp.	36,400	17,899,391
SoftBank Corp.	18,506,500	26,047,319
SoftBank Group Corp.	2,390,600	81,660,041
Sompo Holdings, Inc.	570,900	21,246,274
Sony Financial Group, Inc.	4,030,900	3,616,390
Sony Group Corp.	3,945,300	79,045,380
Subaru Corp.	384,800	5,731,675
Sumitomo Corp.	699,600	26,012,648
Sumitomo Electric Industries Ltd.	459,600	30,257,405
Sumitomo Metal Mining Co. Ltd.	159,100	9,781,927
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Mitsui Financial Group, Inc.	2,357,738	83,249,490
Sumitomo Mitsui Trust Group, Inc.	403,800	13,500,380
Sumitomo Realty & Development Co. Ltd.	390,400	12,102,241
Suntory Beverage & Food Ltd.	85,500	2,463,968
Suzuki Motor Corp.	1,008,500	11,278,490
Sysmex Corp.	318,900	2,816,027
T&D Holdings, Inc.	299,600	7,258,712
Taisei Corp.	94,300	10,225,962
Takeda Pharmaceutical Co. Ltd.	1,021,290	34,144,566
TDK Corp.	1,253,100	22,912,181
Terumo Corp.	859,100	10,931,198
TIS, Inc.	137,100	2,988,098
Toho Co. Ltd.	347,540	3,233,317
Tokio Marine Holdings, Inc.	1,184,497	54,246,137
Tokyo Electron Ltd.	288,500	85,015,938
Tokyo Gas Co. Ltd.	208,140	8,839,677
Tokyu Corp.	318,300	3,384,180
TOPPAN Holdings, Inc.	156,000	4,636,875
Toray Industries, Inc.	902,100	6,476,851
Toyota Industries Corp. *	21,700	2,826,903
Toyota Motor Corp.	6,092,515	116,948,311
Toyota Tsusho Corp.	448,007	17,586,868
Tsuruha Holdings, Inc.	143,300	1,883,756
Unicharm Corp.	739,200	4,306,629
West Japan Railway Co.	262,364	4,749,202
Yamaha Motor Co. Ltd.	606,600	4,260,743
Yokogawa Electric Corp.	152,900	5,323,630
Yokohama Financial Group, Inc.	657,200	6,238,536
Zensho Holdings Co. Ltd.	62,300	3,433,664
ZOZO, Inc.	311,100	2,094,468
		3,202,137,936

Netherlands 5.3%
ABN AMRO Bank NV, GDR	375,319	13,067,412
Adyen NV *	16,180	18,258,407
Aegon Ltd.	819,740	6,792,856
AerCap Holdings NV	108,134	15,377,736
Akzo Nobel NV	112,381	6,596,396
ASM International NV	30,163	29,507,726
ASML Holding NV	249,912	361,259,193
ASR Nederland NV	99,124	7,529,401
BE Semiconductor Industries NV	46,777	13,682,952
Coca-Cola Europacific Partners PLC	135,415	12,806,197
CSG NV *	126,231	2,733,846
CVC Capital Partners PLC	136,270	2,074,014
DSM-Firmenich AG	111,029	8,292,620
EXOR NV	61,078	4,791,165
Heineken Holding NV	82,857	5,887,900
Heineken NV	183,182	14,260,675
ING Groep NV, Series N	1,882,254	54,475,021
InPost SA *	166,554	2,987,358
Koninklijke Ahold Delhaize NV	574,903	27,002,884
Koninklijke KPN NV	2,456,508	13,136,283
Koninklijke Philips NV	493,882	13,027,505
Magnum Ice Cream Co. NV *	307,066	4,483,226
Nebius Group NV *	137,151	18,958,383
NN Group NV	169,462	14,833,653
Prosus NV *	844,807	40,899,611
Randstad NV	66,376	1,966,813
Universal Music Group NV	702,947	14,739,107
Wolters Kluwer NV	150,503	11,746,068
		741,174,408

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
New Zealand 0.2%
Auckland International Airport Ltd.	1,069,388	5,211,864
Contact Energy Ltd.	558,608	3,134,979
Fisher & Paykel Healthcare Corp. Ltd.	372,486	8,027,173
Infratil Ltd.	634,548	4,674,407
Meridian Energy Ltd.	838,367	2,813,108
		23,861,531

Norway 0.7%
Aker BP ASA	206,620	8,077,249
DNB Bank ASA	566,117	17,143,913
Equinor ASA	494,882	20,140,324
Gjensidige Forsikring ASA	128,165	3,600,291
Kongsberg Gruppen ASA	283,321	9,480,017
Mowi ASA	299,523	6,645,590
Norsk Hydro ASA	884,775	9,764,832
Orkla ASA	464,904	5,734,131
Salmar ASA	43,951	2,651,852
Telenor ASA	399,250	6,571,786
Yara International ASA	108,124	6,294,645
		96,104,630

Portugal 0.2%
Banco Comercial Portugues SA, Class R	4,707,609	5,031,871
EDP Renovaveis SA *	203,005	3,394,400
EDP SA	2,002,271	10,920,944
Galp Energia SGPS SA	271,283	6,345,295
Jeronimo Martins SGPS SA	179,843	4,318,547
		30,011,057

Singapore 1.6%
CapitaLand Ascendas REIT	2,614,800	5,139,300
CapitaLand Integrated Commercial Trust	3,925,990	7,312,218
CapitaLand Investment Ltd.	1,543,849	3,385,846
DBS Group Holdings Ltd.	1,363,482	62,871,064
Grab Holdings Ltd., A Shares *	1,516,944	5,794,726
Keppel Ltd.	944,700	8,086,080
Keppel REIT	104,966	73,903
Oversea-Chinese Banking Corp. Ltd.	2,171,801	37,469,212
Sea Ltd., ADR *	253,989	21,558,586
Sembcorp Industries Ltd.	616,400	3,234,831
Singapore Airlines Ltd.	1,032,250	5,112,453
Singapore Exchange Ltd.	552,000	9,438,505
Singapore Technologies Engineering Ltd.	996,949	8,448,620
Singapore Telecommunications Ltd.	4,834,737	17,510,439
United Overseas Bank Ltd.	804,333	22,906,647
Wilmar International Ltd.	1,259,234	3,591,806
Yangzijiang Shipbuilding Holdings Ltd.	1,710,200	5,832,575
		227,766,811

Spain 3.8%
Acciona SA	15,881	4,622,681
ACS Actividades de Construccion y Servicios SA	114,489	16,501,831
Aena SME SA	480,496	13,123,597
Amadeus IT Group SA	291,191	16,802,389
Banco Bilbao Vizcaya Argentaria SA	3,677,104	81,199,276
Banco de Sabadell SA	3,230,670	12,525,301
Banco Santander SA	9,462,059	115,459,035
SECURITY	NUMBER OF SHARES	VALUE ($)
Bankinter SA	435,091	7,240,381
CaixaBank SA	2,495,576	31,764,543
Cellnex Telecom SA *	309,361	10,413,898
Endesa SA	204,083	9,147,343
Ferrovial SE	329,439	22,623,067
Grifols SA	183,873	1,938,768
Iberdrola SA	4,143,459	97,140,128
Indra Sistemas SA	50,646	2,912,872
Industria de Diseno Textil SA	703,549	42,107,852
International Consolidated Airlines Group SA	783,846	3,954,275
Mapfre SA	568,559	2,783,281
Naturgy Energy Group SA	177,512	5,579,262
Redeia Corp. SA	262,566	4,591,591
Repsol SA	727,655	19,545,655
Telefonica SA	2,350,643	10,607,318
		532,584,344

Sweden 3.6%
AddTech AB, B Shares	168,666	6,194,424
Alfa Laval AB (a)	183,094	11,018,459
Assa Abloy AB, B Shares	649,002	24,978,592
Atlas Copco AB, A Shares	1,712,526	32,910,693
Atlas Copco AB, B Shares	1,016,955	17,340,221
Beijer Ref AB, Class B (a)	260,212	3,686,592
Boliden AB	185,898	9,771,799
Epiroc AB, A Shares	415,719	12,001,555
Epiroc AB, B Shares	258,914	6,451,555
EQT AB	321,613	10,494,408
Essity AB, B Shares	383,287	10,150,136
Evolution AB	86,743	6,113,272
Fastighets AB Balder, B Shares *	453,771	2,714,533
H & M Hennes & Mauritz AB, B Shares (a)	320,677	5,755,414
Hexagon AB, B Shares	1,330,065	14,530,880
Holmen AB, B Shares	43,826	1,507,583
Industrivarden AB, A Shares	76,020	4,038,619
Industrivarden AB, C Shares	90,571	4,765,456
Indutrade AB	170,622	3,686,087
Investment AB Latour, B Shares	92,191	2,116,407
Investor AB, B Shares (a)	1,174,582	47,671,070
L E Lundbergforetagen AB, B Shares	49,038	2,842,463
Lifco AB, B Shares (a)	150,179	4,725,417
Nibe Industrier AB, B Shares	987,305	4,488,142
Saab AB, B Shares	208,203	12,638,590
Sagax AB, B Shares	140,471	2,795,499
Sandvik AB	687,102	28,904,403
Securitas AB, B Shares (a)	321,755	5,399,998
Skandinaviska Enskilda Banken AB, A Shares	976,582	19,328,676
Skanska AB, B Shares	220,970	5,967,807
SKF AB, B Shares (a)	220,942	5,563,037
Spotify Technology SA *	101,008	45,105,122
Svenska Cellulosa AB SCA, B Shares	396,445	4,542,706
Svenska Handelsbanken AB, A Shares	937,342	13,319,566
Swedbank AB, A Shares	544,695	19,254,544
Swedish Orphan Biovitrum AB *	129,879	6,093,025
Tele2 AB, B Shares	349,536	7,172,250
Telefonaktiebolaget LM Ericsson, B Shares	1,798,141	21,450,019
Telia Co. AB	1,515,279	7,920,432
Trelleborg AB, B Shares	133,632	5,486,800
Verisure PLC *	178,529	2,230,699
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Volvo AB, B Shares	1,024,900	35,724,667
		498,851,617

Switzerland 9.1%
ABB Ltd.	1,009,331	102,083,398
Alcon AG	323,009	24,113,363
Avolta AG *	54,480	3,010,758
Banque Cantonale Vaudoise	20,055	3,160,158
Barry Callebaut AG	2,298	3,444,378
Belimo Holding AG	6,276	5,747,304
BKW AG	13,426	2,683,777
Chocoladefabriken Lindt & Spruengli AG	67	8,652,077
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	619	7,585,493
Cie Financiere Richemont SA, Class A	346,215	66,444,637
EMS-Chemie Holding AG	4,691	3,998,720
Galderma Group AG *	118,130	24,782,888
Geberit AG	21,881	14,786,318
Givaudan SA	5,905	21,057,574
Helvetia Baloise Holding AG *	50,870	13,947,741
Holcim AG *	328,721	30,546,841
Julius Baer Group Ltd.	129,633	10,655,430
Kuehne & Nagel International AG	30,877	7,251,983
Logitech International SA	97,753	9,649,441
Lonza Group AG	45,030	27,685,386
Nestle SA	1,659,273	167,984,206
Novartis AG	1,224,600	180,983,229
Partners Group Holding AG	14,575	15,845,977
Roche Holding AG	452,596	184,432,798
Roche Holding AG, Bearer Shares	20,493	8,571,435
Sandoz Group AG	268,023	21,499,047
Schindler Holding AG	15,734	5,268,387
Schindler Holding AG, Participation Certificates	25,443	8,895,344
SGS SA	106,323	11,520,100
Sika AG	97,143	17,919,602
Sonova Holding AG	32,888	7,209,316
Straumann Holding AG	72,676	7,887,437
Swatch Group AG, Bearer Shares	18,345	4,258,397
Swiss Life Holding AG	18,436	21,645,752
Swiss Prime Site AG	51,886	8,991,620
Swiss Re AG	192,045	30,936,271
Swisscom AG	16,822	14,228,513
UBS Group AG	2,044,732	90,483,064
VAT Group AG	17,605	13,225,763
Zurich Insurance Group AG	94,369	65,795,955
		1,278,869,878

United Kingdom 14.8%
3i Group PLC	637,347	22,165,480
Admiral Group PLC	166,311	7,644,672
Airtel Africa PLC	573,484	2,769,712
Anglo American PLC	716,346	35,448,327
Antofagasta PLC	253,820	12,309,685
Associated British Foods PLC	209,796	5,224,234
AstraZeneca PLC	998,707	189,476,899
Autotrader Group PLC	539,538	3,629,431
Aviva PLC	1,954,779	16,578,982
BAE Systems PLC	1,935,498	53,833,063
Barclays PLC	8,923,973	52,454,317
Barratt Redrow PLC	871,049	2,966,575
BP PLC	10,127,051	80,164,022
British American Tobacco PLC	1,402,599	82,605,788
BT Group PLC	3,837,238	11,280,844
Bunzl PLC	213,585	7,041,048
SECURITY	NUMBER OF SHARES	VALUE ($)
Centrica PLC	2,924,083	8,546,774
Coca-Cola HBC AG *	139,912	8,160,914
Compass Group PLC	1,096,974	30,997,201
Diageo PLC	1,434,674	29,008,213
Endeavour Mining PLC	121,943	7,360,080
Entain PLC	378,454	2,793,360
Experian PLC	591,193	21,631,174
Fresnillo PLC	142,197	6,278,959
Glencore PLC *	6,428,389	49,960,343
GSK PLC	2,624,310	68,802,764
Haleon PLC	5,717,459	26,402,476
Halma PLC	246,498	14,833,670
HSBC Holdings PLC	11,063,518	203,566,690
Imperial Brands PLC	489,536	18,598,762
Informa PLC	837,529	9,055,450
InterContinental Hotels Group PLC	92,399	13,211,309
Intertek Group PLC	100,871	6,497,919
J Sainsbury PLC	1,092,634	4,888,603
JD Sports Fashion PLC	1,537,065	1,411,034
Kingfisher PLC	1,116,883	4,391,924
Land Securities Group PLC	453,204	3,646,608
Legal & General Group PLC	3,667,160	12,584,690
Lloyds Banking Group PLC	37,923,426	51,549,384
London Stock Exchange Group PLC	294,571	38,222,552
M&G PLC	1,489,968	6,123,696
Marks & Spencer Group PLC	1,308,380	5,877,027
Melrose Industries PLC	825,390	5,416,432
National Grid PLC	3,200,475	57,290,344
NatWest Group PLC	5,137,120	40,973,007
Next PLC	75,778	13,373,945
NMC Health PLC *(b)	48,950	0
Pearson PLC	378,283	5,582,308
Prudential PLC	1,647,036	24,820,072
Reckitt Benckiser Group PLC	413,563	26,314,419
RELX PLC	1,175,102	42,851,656
Rentokil Initial PLC	1,637,486	11,039,530
Rio Tinto PLC	726,033	73,138,022
Rolls-Royce Holdings PLC	5,405,780	86,987,415
Sage Group PLC	615,000	7,334,882
Schroders PLC	474,498	3,736,189
Segro PLC	823,856	7,803,549
Severn Trent PLC	172,498	7,668,187
Shell PLC	3,665,612	166,663,537
Smith & Nephew PLC	518,891	8,029,222
Smiths Group PLC	207,840	7,175,807
Spirax Group PLC	46,797	4,567,245
SSE PLC	777,121	27,824,320
Standard Chartered PLC	1,228,364	31,280,073
Standard Life PLC	441,963	4,546,955
Sunbelt Rentals Holdings, Inc.	266,694	20,045,782
Tesco PLC	4,123,679	27,049,248
Unilever PLC	1,403,585	81,850,229
United Utilities Group PLC	436,167	8,650,147
Vodafone Group PLC	12,039,918	19,157,256
Whitbread PLC	108,024	3,283,706
Wise PLC, Class A *	431,565	6,171,953
		2,070,620,092
Total Common Stocks (Cost $7,462,915,962)		13,816,777,312

PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.3%
Bayerische Motoren Werke AG	37,512	3,422,980
Dr. Ing hc F Porsche AG (a)	70,739	3,435,153
Henkel AG & Co. KGaA	104,711	7,619,608
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Porsche Automobil Holding SE	95,832	3,486,956
Sartorius AG	16,268	4,156,088
Volkswagen AG	131,477	13,332,849
		35,453,634

Italy 0.0%
Telecom Italia SpA - RSP *	3,916,352	3,616,132
Total Preferred Stocks (Cost $44,786,430)		39,069,766

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)(d)	88,958,350	88,958,350
Total Short-Term Investments (Cost $88,958,350)		88,958,350
Total Investments in Securities (Cost $7,596,660,742)		13,944,805,428

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/19/26	1,165	177,435,325	974,184

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $85,910,787.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	24.6%
Industrials	19.6%
Health Care	10.3%
Information Technology	9.5%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Materials	6.0%
Communication Services	4.1%
Utilities	4.0%
Energy	4.0%
Real Estate	1.8%
Short-Term Investments	0.6%
Total	99.4%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$718,236,510	$—	$718,236,510
Australia	19,753,978	911,307,836	—	931,061,814
Denmark	18,579,040	213,871,344	—	232,450,384
Finland	18,255,819	159,169,680	—	177,425,499
France	11,867,581	1,385,024,722	—	1,396,892,303
Germany	32,175,163	1,190,405,980	—	1,222,581,143
Hong Kong	14,593,996	264,092,505	—	278,686,501
Israel	33,947,108	122,098,226	1,415,520	157,460,854
Japan	92,343,993	3,109,793,943	—	3,202,137,936
Netherlands	78,628,426	662,545,982	—	741,174,408
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
New Zealand	$11,159,951	$12,701,580	$—	$23,861,531
Norway	28,468,487	67,636,143	—	96,104,630
Portugal	4,318,547	25,692,510	—	30,011,057
Singapore	27,353,312	200,413,499	—	227,766,811
Spain	19,318,196	513,266,148	—	532,584,344
Sweden	71,855,523	426,996,094	—	498,851,617
Switzerland	16,237,570	1,262,632,308	—	1,278,869,878
United Kingdom	54,006,324	2,016,613,768	0 *	2,070,620,092
Preferred Stocks[1]	—	39,069,766	—	39,069,766
Short-Term Investments[1]	88,958,350	—	—	88,958,350
Futures Contracts[2]	974,184	—	—	974,184
Total	$642,795,548	$13,301,568,544	$1,415,520	$13,945,779,612

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $7,596,660,742) including securities on loan of $85,910,787		$13,944,805,428
Cash		29,164,643
Foreign currency, at value (cost $15,819,065)		15,846,246
Deposit with broker for futures contracts		7,289,133
Receivables:
Fund shares sold		56,189,465
Dividends		51,752,744
Foreign tax reclaims		38,222,799
Variation margin on future contracts		2,877,803
Income from securities on loan		169,396
Investments sold	+	89,913
Total assets		14,146,407,570

Liabilities
Collateral held for securities on loan		88,958,350
Payables:
Investments bought		15,169,568
Fund shares redeemed		7,032,795
Investment adviser fees	+	678,352
Total liabilities		111,839,065
Net assets		$14,034,568,505

Net Assets by Source
Capital received from investors		$8,939,855,520
Total distributable earnings	+	5,094,712,985
Net assets		$14,034,568,505

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,034,568,505		457,048,296		$30.71

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $19,295,585)		$182,676,847
Other Interest		469,818
Securities on loan, net	+	371,531
Total investment income		183,518,196

Expenses
Investment adviser fees		3,889,914
Professional fees	+	640 [1]
Total expenses		3,890,554
Expense reduction	–	640 [1]
Net expenses	–	3,889,914
Net investment income		179,628,282

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(13,380,052)
Net realized gains on futures contracts		9,199,095
Net realized losses on foreign currency transactions	+	(611,017)
Net realized losses		(4,791,974)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,141,018,554
Net change in unrealized appreciation (depreciation) on futures contracts		910,145
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	2,258,591
Net change in unrealized appreciation (depreciation)		1,144,187,290
Net realized and unrealized gains		1,139,395,316
Increase in net assets resulting from operations		$1,319,023,598

[1]	Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$179,628,282	$312,858,373
Net realized losses		(4,791,974)	(137,466,491)
Net change in unrealized appreciation (depreciation)	+	1,144,187,290	2,138,510,907
Increase in net assets resulting from operations		$1,319,023,598	$2,313,902,789

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($442,499,126 )	($309,722,312 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		92,914,783	$2,840,255,339	101,802,808	$2,597,154,044
Shares reinvested		10,697,783	305,100,774	9,656,634	217,081,134
Shares redeemed	+	(77,626,563)	(2,389,066,647)	(90,024,141)	(2,290,099,631)
Net transactions in fund shares		25,986,003	$756,289,466	21,435,301	$524,135,547

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		431,062,293	$12,401,754,567	409,626,992	$9,873,438,543
Total increase	+	25,986,003	1,632,813,938	21,435,301	2,528,316,024
End of period		457,048,296	$14,034,568,505	431,062,293	$12,401,754,567
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab S&P 500 Index Fund’s goal is to track the total return of the S&P 500® Index.

The Schwab 1000 Index Fund’s goal is to match the total return of the Schwab 1000 Index®.

The Schwab Small-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of small capitalization U.S. Stocks.

The Schwab Total Stock Market Index Fund’s goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market IndexSM.

The Schwab U.S. Large-Cap Growth Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. growth stocks.

The Schwab U.S. Large-Cap Value Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. value stocks.

The Schwab U.S. Mid-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of mid capitalization U.S. stocks.

The Schwab International Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
During this reporting period, the funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The adoption of ASU 2023-09 did not result in any material changes to each fund’s financial statement presentation or disclosure.
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
As of April 30, 2026, the funds had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of April 30, 2026, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities. These capital gain taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations in Net realized gain (losses) on securities — unaffiliated issuers (net of foreign capital gains tax paid). Foreign capital gain taxes accrued as of April 30, 2026, if any, are reflected in each fund’s Statement of Assets and Liabilities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2026, the Schwab International Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trusts, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Foreign Taxes:
Certain funds may be subject to foreign taxes (a portion of which may be reclaimable) on investment income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which a fund invests. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations and Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trusts.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB S&P 500 INDEX FUND	SCHWAB 1000 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB TOTAL STOCK MARKET INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. LARGE-CAP VALUE INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of April 30, 2026, as applicable:
UNDERLYING FUNDS
	SCHWAB S&P 500 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
Schwab MarketTrack All Equity Portfolio	0.2%	0.9%	3.1%	— %	1.4%
Schwab MarketTrack Balanced Portfolio	0.1%	0.4%	1.1%	— %	0.4%
Schwab MarketTrack Conservative Portfolio	0.0%*	0.1%	0.2%	— %	0.1%
Schwab MarketTrack Growth Portfolio	0.2%	0.7%	2.5%	— %	1.0%
Schwab Target 2010 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2015 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2020 Fund	0.0%*	— %	— %	0.2%	— %
Schwab Target 2025 Fund	0.0%*	— %	— %	0.2%	— %
Schwab Target 2030 Fund	0.1%	— %	— %	0.6%	— %
Schwab Target 2035 Fund	0.1%	— %	— %	0.5%	— %
Schwab Target 2040 Fund	0.2%	— %	— %	0.9%	— %
Schwab Target 2045 Fund	0.1%	— %	— %	0.3%	— %
Schwab Target 2050 Fund	0.1%	— %	— %	0.3%	— %
Schwab Target 2055 Fund	0.0%*	— %	— %	0.2%	— %
Schwab Target 2060 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2065 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2070 Fund	0.0%*	— %	— %	0.0%*	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Index Fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims in the future.
During the period ended April 30, 2026, the professional fees incurred by the Schwab International Index Fund and paid by the investment adviser were $640, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended April 30, 2026, the Schwab International Index Fund did not recover any previously withheld foreign taxes and made no reimbursement to the investment adviser.
As of April 30, 2026, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab International Index Fund to the investment adviser was $142,204.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended April 30, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab S&P 500 Index Fund	$229,824,146	$360,893,472	($49,826,360 )
Schwab 1000 Index Fund	36,241,406	107,156,461	37,622,125
Schwab Small-Cap Index Fund	26,307,578	70,794,976	(16,982,085)
Schwab Total Stock Market Index Fund	221,049,927	45,517,710	(31,959,184)
Schwab U.S. Large-Cap Growth Index Fund	88,476,543	74,033,910	(9,354,760)
Schwab U.S. Large-Cap Value Index Fund	9,096,843	14,301,221	(887,661)
Schwab U.S. Mid-Cap Index Fund	18,448,464	7,228,560	(2,805,375)
Schwab International Index Fund	—	50,883,460	(7,161,213)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Investment Advisory and Administration Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

6. Derivatives (continued):
As of April 30, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab S&P 500 Index Fund
Futures Contracts[1]	$39,033,211	$39,033,211
Schwab 1000 Index Fund
Futures Contracts[1]	2,853,438	2,853,438
Schwab Small-Cap Index Fund
Futures Contracts[1]	227,852	227,852
Schwab Total Stock Market Index Fund
Futures Contracts[1]	2,597,594	2,597,594
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	176,344	176,344
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	62,375	62,375
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	194,907	194,907
Schwab International Index Fund
Futures Contracts[1]	974,184	974,184

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	($1,149 )	($1,149 )

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

6. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended April 30, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab S&P 500 Index Fund
Futures Contracts[1]	($18,584,845 )	($18,584,845 )
Schwab 1000 Index Fund
Futures Contracts[1]	2,022,232	2,022,232
Schwab Small-Cap Index Fund
Futures Contracts[1]	1,648,224	1,648,224
Schwab Total Stock Market Index Fund
Futures Contracts[1]	1,088,097	1,088,097
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	932,151	932,151
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	172,723	172,723
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	532,928	532,928
Schwab International Index Fund
Futures Contracts[1]	9,199,095	9,199,095

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab S&P 500 Index Fund
Futures Contracts[1]	$31,300,780	$31,300,780
Schwab 1000 Index Fund
Futures Contracts[1]	2,516,882	2,516,882
Schwab Small-Cap Index Fund
Futures Contracts[1]	248,227	248,227
Schwab Total Stock Market Index Fund
Futures Contracts[1]	1,214,570	1,214,570
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	107,255	107,255
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	2,785	2,785
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	252,296	252,296
Schwab International Index Fund
Futures Contracts[1]	910,145	910,145

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

6. Derivatives (continued):
During the period ended April 30, 2026, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab S&P 500 Index Fund	$495,811,413	1,437
Schwab 1000 Index Fund	44,737,232	130
Schwab Small-Cap Index Fund	30,595,880	238
Schwab Total Stock Market Index Fund	109,519,672	370
Schwab U.S. Large-Cap Growth Index Fund	12,723,607	26
Schwab U.S. Large-Cap Value Index Fund	3,541,761	14
Schwab U.S. Mid-Cap Index Fund	9,037,180	26
Schwab International Index Fund	130,118,459	881

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2026, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab S&P 500 Index Fund	$4,119,578,182	$1,366,067,744
Schwab 1000 Index Fund	141,592,604	309,027,353
Schwab Small-Cap Index Fund	571,745,257	387,502,056
Schwab Total Stock Market Index Fund	1,858,200,037	586,067,613
Schwab U.S. Large-Cap Growth Index Fund	446,353,985	133,301,180
Schwab U.S. Large-Cap Value Index Fund	68,421,526	34,145,483
Schwab U.S. Mid-Cap Index Fund	226,218,912	33,610,322
Schwab International Index Fund	820,432,252	393,592,178
During the period ended April 30, 2026, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab S&P 500 Index Fund	$—	$2,876,948,665
Schwab 1000 Index Fund	—	39,678,363
Schwab Small-Cap Index Fund	—	913,096,715
Schwab Total Stock Market Index Fund	5,823,909,136	—
Schwab U.S. Large-Cap Growth Index Fund	—	58,852,479
The funds may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended April 30, 2026, are disclosed in the funds’ Statements of Operations, if any.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

 8. Federal Income Taxes:
As of April 30, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab S&P 500 Index Fund	$49,307,908,621	$89,293,790,986	($1,613,240,137 )	$87,680,550,849
Schwab 1000 Index Fund	3,526,657,900	18,053,380,508	(175,831,740)	17,877,548,768
Schwab Small-Cap Index Fund	4,746,307,904	3,107,852,205	(563,441,683)	2,544,410,522
Schwab Total Stock Market Index Fund	19,443,369,295	22,151,238,720	(399,624,818)	21,751,613,902
Schwab U.S. Large-Cap Growth Index Fund	2,997,669,278	1,834,184,759	(82,895,190)	1,751,289,569
Schwab U.S. Large-Cap Value Index Fund	729,927,055	374,133,150	(32,692,004)	341,441,146
Schwab U.S. Mid-Cap Index Fund	1,962,170,567	777,639,475	(144,797,704)	632,841,771
Schwab International Index Fund	8,066,820,475	6,043,648,313	(164,689,176)	5,878,959,137
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab S&P 500 Index Fund	$328,612,934
Schwab 1000 Index Fund	—
Schwab Small-Cap Index Fund	182,290,902
Schwab Total Stock Market Index Fund	290,082,251
Schwab U.S. Large-Cap Growth Index Fund	18,748,526
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	705,567,789
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2026. The tax basis components of distributions paid during the fiscal year ended October 31, 2025, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab S&P 500 Index Fund	$1,322,087,859	$—
Schwab 1000 Index Fund	218,384,415	—
Schwab Small-Cap Index Fund	105,904,769	—
Schwab Total Stock Market Index Fund	327,953,620	—
Schwab U.S. Large-Cap Growth Index Fund	16,684,287	—
Schwab U.S. Large-Cap Value Index Fund	15,576,212	4,943,466
Schwab U.S. Mid-Cap Index Fund	27,522,989	14,697,002
Schwab International Index Fund	309,722,312	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
As of October 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended October 31, 2025, the funds did not incur any interest or penalties.

9. Share Splits:
On June 5, 2025, the Board of Trustees authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab S&P 500 Index Fund	6-for-1
Schwab 1000 Index Fund	10-for-1
Schwab Total Stock Market Index Fund	7-for-1
Schwab U.S. Large-Cap Growth Index Fund	8-for-1
Schwab U.S. Large-Cap Value Index Fund	4-for-1
Schwab U.S. Mid-Cap Index Fund	5-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on August 14, 2025, and paid after the close of U.S. markets on August 15, 2025. Shares began trading at their post-split price on August 18, 2025. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the funds have been retroactively adjusted to reflect the share split in the prior periods presented.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

MFR13562-30
00325116

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Omar Aguilar
Omar Aguilar
Principal Executive Officer (Chief Executive Officer)

Date:	June 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar
Principal Executive Officer (Chief Executive Officer)

Date:	June 15, 2026

By:	/s/ Dana Smith
Dana Smith
Principal Financial Officer (Chief Financial Officer)

Date:	June 15, 2026